UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22375

PIMCO Equity Series

(Exact name of registrant as specified in charter)

650 Newport Center Drive, Newport Beach, CA 92660

(Address of principal executive offices)

Trent W. Walker

Treasurer (Principal Financial & Accounting Officer)

PIMCO Funds

650 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Brendan C. Fox

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (888) 877-4626

Date of fiscal year end: June 30

Date of reporting period: September 30, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

PIMCO Dividend and Income Builder Fund

PIMCO EqS® Long/Short Fund

PIMCO RAE Fundamental Emerging Markets Fund

PIMCO RAE Fundamental Global Fund

PIMCO RAE Fundamental Global ex-US Fund

PIMCO RAE Fundamental International Fund

PIMCO RAE Fundamental US Fund

PIMCO RAE Fundamental US Small Fund

PIMCO RealPath® Blend 2020 Fund

PIMCO RealPath® Blend 2025 Fund

PIMCO RealPath® Blend 2030 Fund

PIMCO RealPath® Blend 2035 Fund

PIMCO RealPath® Blend 2040 Fund

PIMCO RealPath® Blend 2045 Fund

PIMCO RealPath® Blend 2050 Fund

PIMCO RealPath® Blend 2055 Fund

PIMCO RealPath® Blend Income Fund

PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF

PIMCO RAFI Dynamic Multi-Factor International Equity ETF

PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF

Schedule of Investments

PIMCO Dividend and Income Fund

September 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 103.4%
ASSET-BACKED SECURITIES 6.7%
CAYMAN ISLANDS 1.1%
NewMark Capital Funding CLO Ltd.
2.436% (US0003M + 1.120%) due 06/02/2025 ~		$990	$991
OZLM Ltd.
2.604% (US0003M + 1.300%) due 04/17/2026 ~		1,000	1,007
Palmer Square CLO Ltd.
2.524% (US0003M + 1.220%) due 10/17/2027 ~		700	706
TICP CLO Ltd.
2.494% (US0003M + 1.180%) due 04/26/2026 ~		1,100	1,105

Total Cayman Islands			3,809

NETHERLANDS 0.2%
Pallas CDO BV
0.024% (EUR006M + 0.258%) due 07/16/2082 ~	EUR	594	682

Total Netherlands			682

UNITED STATES 5.4%
Conseco Finance Corp.
6.280% due 09/01/2030		$509	537
Credit Suisse First Boston Mortgage Securities Corp.
1.857% (US0001M + 0.620%) due 01/25/2032 ~		1,496	1,432
EMC Mortgage Loan Trust
2.534% (LIBOR01M + 0.650%) due 02/25/2041 ~		39	39
HSI Asset Securitization Corp. Trust
1.407% (US0001M + 0.170%) due 12/25/2036 ~		5,239	2,369
Morgan Stanley Home Equity Loan Trust
1.337% (US0001M + 0.100%) due 12/25/2036 ~		1,986	1,141
1.657% (US0001M + 0.420%) due 12/25/2035 ~		3,600	3,562
Navient Student Loan Trust
2.284% (US0001M + 1.050%) due 12/27/2066 ~		778	789
Progress Residential Trust
2.734% (LIBOR01M + 1.500%) due 09/17/2033 ~		992	1,008
Residential Asset Securities Corp. Trust
2.122% (US0001M + 0.885%) due 01/25/2034 ~		1,834	1,832
Structured Asset Investment Loan Trust
1.387% (US0001M + 0.150%) due 09/25/2036 ~		5,951	5,544

Total United States			18,253

Total Asset-Backed Securities (Cost $21,093)			22,744

LOAN PARTICIPATIONS AND ASSIGNMENTS 1.0%
CANADA 0.0%
Burger King Worldwide, Inc.
3.485% - 3.583% (LIBOR03M + 2.250%) due 02/16/2024		10	10

Total Canada			10

IRELAND 0.0%
Avolon Holdings Ltd.
3.986% (LIBOR03M + 2.750%) due 04/03/2022		39	39

Total Ireland			39

LUXEMBOURG 0.0%
Avolon Holdings Ltd.
3.986% (LIBOR03M + 2.250%) due 09/20/2020		5	5

Total Luxembourg			5

UNITED STATES 1.0%
AmWINS Group, Inc.
3.981% - 3.985% (LIBOR03M + 2.750%) due 01/25/2024		7	7
BWAY Holding Co.
4.481% (PRIME + 2.300%) due 04/03/2024		10	10
Diamond Resorts Corp.
7.235% (LIBOR03M + 6.000%) due 08/11/2023		99	100
Energy Future Intermediate Holding Co. LLC
TBD% - 4.236% due 06/23/2018		240	241
4.235% (LIBOR03M + 3.000%) due 06/30/2018		1,988	2,000

HD Supply Waterworks Ltd.
4.455% (LIBOR03M + 3.000%) due 08/01/2024	10	10
Hilton Worldwide Finance LLC
3.237% (LIBOR03M + 2.000%) due 10/25/2023	291	292
iHeartCommunications, Inc.
8.083% (LIBOR03M + 6.750%) due 01/30/2019	300	232
Las Vegas Sands LLC
3.235% (LIBOR03M + 2.000%) due 03/29/2024	395	397
MH Sub LLC
4.820% (LIBOR03M + 3.500%) due 09/13/2024	20	20
Multi Color Corp.
TBD% due 09/20/2024	2	2
OGX
TBD% due 04/10/2049 ^+(c)	15	2
Post Holdings, Inc.
3.490% (LIBOR03M + 2.250%) due 05/24/2024	10	10
Sprint Communications, Inc.
3.750% (LIBOR03M + 2.500%) due 02/02/2024	100	100
TEX Operations Co. LLC
3.982% (LIBOR03M + 2.750%) due 08/04/2023	29	28
Valeant Pharmaceuticals International, Inc.
5.990% (LIBOR03M + 4.750%) due 04/01/2022	8	9

Total United States		3,460

Total Loan Participations and Assignments (Cost $3,573)		3,514

	SHARES
COMMON STOCKS 73.1%
AUSTRALIA 3.3%
CONSUMER DISCRETIONARY 0.0%
Myer Holdings Ltd.	147,257	90
Tabcorp Holdings Ltd.	7,585	25

		115

CONSUMER STAPLES 0.4%
Coca-Cola Amatil Ltd.	25,495	155
Metcash Ltd.	140,509	283
Wesfarmers Ltd.	2,599	84
Woolworths Ltd.	39,641	785

		1,307

ENERGY 0.2%
Woodside Petroleum Ltd.	8,455	193
WorleyParsons Ltd.	55,422	590

		783

FINANCIALS 1.4%
AMP Ltd.	70,246	267
Australia & New Zealand Banking Group Ltd.	78,667	1,832
Genworth Mortgage Insurance Australia Ltd.	70,041	154
National Australia Bank Ltd.	56,919	1,411
Suncorp Group Ltd.	57,458	590
Westpac Banking Corp.	17,874	450

		4,704

HEALTH CARE 0.1%
Primary Health Care Ltd.	67,183	163
Sonic Healthcare Ltd.	1,510	25

		188

INDUSTRIALS 0.1%
Downer EDI Ltd.	56,497	301

MATERIALS 1.0%
BHP Billiton Ltd.	124,497	2,525
CSR Ltd.	32,647	121
Fortescue Metals Group Ltd.	14,833	60
Incitec Pivot Ltd.	25,633	73
Mineral Resources Ltd.	10,926	140

Orica Ltd.	12,811	199
OZ Minerals Ltd.	29,008	170

		3,288

TELECOMMUNICATION SERVICES 0.1%
Telstra Corp. Ltd.	142,685	391

Total Australia		11,077

AUSTRIA 0.5%
ENERGY 0.2%
OMV AG	11,003	641

FINANCIALS 0.2%
Raiffeisen Bank International AG (d)	25,473	854
Vienna Insurance Group AG Wiener Versicherung Gruppe	927	27

		881

MATERIALS 0.1%
voestalpine AG	6,017	307

Total Austria		1,829

BELGIUM 0.1%
TELECOMMUNICATION SERVICES 0.1%
Proximus SADP	7,998	276

Total Belgium		276

BRAZIL 0.0%
ENERGY 0.0%
OGX Petroleo e Gas S.A. SP - ADR +(d)	6,334	0

Total Brazil		0

CANADA 1.6%
CONSUMER DISCRETIONARY 0.0%
Shaw Communications, Inc. ‘B’	1,077	25

ENERGY 0.2%
Baytex Energy Corp. (d)	40,273	121
Bonavista Energy Corp.	35,821	86
Encana Corp.	14,724	174
Enerplus Corp.	13,398	132
Husky Energy, Inc. (d)	22,869	286
Pengrowth Energy Corp. (d)	44,043	45

		844

FINANCIALS 0.9%
Bank of Montreal	6,754	511
Canadian Imperial Bank of Commerce	11,823	1,034
Genworth MI Canada, Inc.	3,853	114
Home Capital Group, Inc.	7,440	83
IGM Financial, Inc.	4,966	167
National Bank of Canada	10,364	499
Power Corp. of Canada	14,351	365
Power Financial Corp.	4,942	137

		2,910

INDUSTRIALS 0.1%
Bombardier, Inc. ‘B’ (d)	60,937	110
Russel Metals, Inc.	5,433	120
WestJet Airlines Ltd.	6,063	129

		359

MATERIALS 0.2%
Potash Corp. of Saskatchewan, Inc.	20,478	394
Teck Resources Ltd. ‘B’	19,622	413

		807

UTILITIES 0.2%
Atco Ltd. ‘I’	9,141	336
Capital Power Corp.	1,223	24
TransAlta Corp.	45,636	267

		627

Total Canada		5,572

DENMARK 0.4%
INDUSTRIALS 0.3%
AP Moller - Maersk A/S ‘B’	517	985

TELECOMMUNICATION SERVICES 0.1%
TDC A/S	62,794	368

Total Denmark		1,353

FINLAND 0.3%
INDUSTRIALS 0.0%
Metso Oyj	2,766	102

MATERIALS 0.2%
Stora Enso Oyj ‘R’	31,813	450

UTILITIES 0.1%
Fortum Oyj	16,576	331

Total Finland		883

FRANCE 6.0%
CONSUMER DISCRETIONARY 0.8%
Cie Generale des Etablissements Michelin	5,884	858
Lagardere S.C.A.	22,083	740
Television Francaise	7,571	111
Vivendi S.A.	42,284	1,071

		2,780

CONSUMER STAPLES 0.4%
Carrefour S.A.	25,704	519
Casino Guichard Perrachon S.A.	10,749	638

		1,157

ENERGY 0.4%
Total S.A.	25,783	1,384
Vallourec S.A.	11,244	67

		1,451

FINANCIALS 2.0%
BNP Paribas S.A.	35,628	2,874
CNP Assurances	9,413	221
Eurazeo S.A.	2,437	218
Natixis S.A.	37,240	298
Societe Generale S.A.	54,253	3,179

		6,790

HEALTH CARE 1.1%
Sanofi	35,949	3,579

INDUSTRIALS 0.6%
Alstom S.A.	4,227	179
Bouygues S.A.	19,870	943
Cie de Saint-Gobain	12,028	717
Rexel S.A.	15,242	264

		2,103

TELECOMMUNICATION SERVICES 0.2%
Orange S.A.	46,045	754

UTILITIES 0.5%
Electricite de France S.A.	84,372	1,025
Engie S.A.	44,605	757

		1,782

Total France		20,396

GERMANY 4.3%
CONSUMER DISCRETIONARY 0.8%
Bayerische Motoren Werke AG	14,026	1,423
Daimler AG	13,865	1,107

		2,530

CONSUMER STAPLES 0.3%
Ceconomy AG	28,714	338
METRO AG (d)	25,064	530
Suedzucker AG	7,440	160

		1,028

FINANCIALS 0.4%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	5,430	1,162
Talanx AG	3,072	124

		1,286

HEALTH CARE 0.4%
Bayer AG	10,059	1,374
Rhoen Klinikum AG	2,991	101

		1,475

INDUSTRIALS 0.7%
Bilfinger SE	6,532	274
Deutsche Lufthansa AG	63,156	1,756
Deutsche Post AG	7,463	333

		2,363

MATERIALS 0.8%
BASF SE	20,867	2,223
Evonik Industries AG	5,379	193
K+S AG	14,859	405

		2,821

UTILITIES 0.9%
E.ON SE	72,228	819
RWE AG (d)	96,071	2,185

		3,004

Total Germany		14,507

HONG KONG 0.6%
CONSUMER DISCRETIONARY 0.1%
I-CABLE Communications Ltd. (d)	30,153	1
SJM Holdings Ltd.	369,000	339

		340

INDUSTRIALS 0.0%
Noble Group Ltd.	198,400	58

INFORMATION TECHNOLOGY 0.1%
Kingboard Chemical Holdings Ltd.	59,000	314

REAL ESTATE 0.4%
Kerry Properties Ltd.	64,500	268

New World Development Co. Ltd.	21,000	30
Shimao Property Holdings Ltd.	151,000	329
Swire Pacific Ltd. ‘A’	47,500	463
Wheelock & Co. Ltd.	43,000	304

		1,394

Total Hong Kong		2,106

ISRAEL 0.2%
FINANCIALS 0.1%
Bank Leumi Le-Israel BM	43,888	233

MATERIALS 0.1%
Israel Chemicals Ltd.	58,832	262

TELECOMMUNICATION SERVICES 0.0%
Bezeq The Israeli Telecommunication Corp. Ltd.	131,980	189

Total Israel		684

ITALY 1.4%
ENERGY 0.5%
Eni SpA	107,576	1,782

FINANCIALS 0.3%
Assicurazioni Generali SpA	11,733	219
Poste Italiane SpA	89,811	661

		880

INDUSTRIALS 0.0%
Societa Iniziative Autostradali e Servizi SpA	1,588	25

UTILITIES 0.6%
Enel SpA	325,646	1,962

Total Italy		4,649

JAPAN 10.3%
CONSUMER DISCRETIONARY 1.5%
Aisin Seiki Co. Ltd.	5,100	269
Benesse Holdings, Inc.	6,200	224
Bridgestone Corp.	11,800	536
DCM Holdings Co. Ltd.	3,500	32
EDION Corp.	3,600	34
Fuji Media Holdings, Inc.	13,000	185
Honda Motor Co. Ltd.	31,000	916
Isuzu Motors Ltd.	15,400	204
JVC Kenwood Corp.	19,000	55
KYB Corp.	1,000	60
Mitsubishi Motors Corp.	9,600	76
Nikon Corp.	10,100	175
Nissan Motor Co. Ltd.	99,000	981
Sega Sammy Holdings, Inc.	4,100	57
Sumitomo Rubber Industries Ltd.	16,500	303
Toyoda Gosei Co. Ltd.	1,000	24
Toyota Motor Corp.	9,200	548
Yokohama Rubber Co. Ltd.	10,600	218

		4,897

CONSUMER STAPLES 0.3%
Coca-Cola Bottlers Japan, Inc.	4,500	146
Japan Tobacco, Inc.	3,700	121
Kirin Holdings Co. Ltd.	28,800	677

		944

ENERGY 0.2%
Idemitsu Kosan Co. Ltd.	4,600	130
Inpex Corp.	23,400	249
JXTG Holdings, Inc.	82,600	426

		805

FINANCIALS 2.7%
Chiba Bank Ltd.	25,000	179
Daiwa Securities Group, Inc.	51,000	289
Fukuoka Financial Group, Inc.	36,000	166
Gunma Bank Ltd.	24,300	151
Hachijuni Bank Ltd.	4,100	26
Hokuhoku Financial Group, Inc.	9,000	145
Iyo Bank Ltd.	6,100	49
Mitsubishi UFJ Financial Group, Inc.	384,300	2,499
Mizuho Financial Group, Inc.	882,200	1,547
North Pacific Bank Ltd.	41,300	131
Resona Holdings, Inc.	109,400	562
SBI Holdings, Inc.	13,600	205
Sumitomo Mitsui Financial Group, Inc.	52,600	2,022
Sumitomo Mitsui Trust Holdings, Inc.	15,100	545
T&D Holdings, Inc.	31,700	460
Yamaguchi Financial Group, Inc.	7,000	82

		9,058

HEALTH CARE 0.2%
Daiichi Sankyo Co. Ltd.	16,700	377
Takeda Pharmaceutical Co. Ltd.	5,900	326

		703

INDUSTRIALS 2.2%
Asahi Glass Co. Ltd.	13,700	509
Dai Nippon Printing Co. Ltd.	8,000	192
Hitachi Construction Machinery Co. Ltd.	11,300	335
ITOCHU Corp.	38,800	636
Japan Airlines Co. Ltd.	10,600	359
Kawasaki Heavy Industries Ltd.	1,600	53
Komatsu Ltd.	22,300	631
Marubeni Corp.	93,000	636
Mitsubishi Corp.	32,500	756
Mitsubishi Heavy Industries Ltd.	9,400	372
Mitsui & Co. Ltd.	66,500	983
Mitsui Engineering & Shipbuilding Co. Ltd.	5,500	72
Nippon Yusen KK	14,800	308
Sumitomo Corp.	66,300	954
Sumitomo Heavy Industries Ltd.	2,200	88
Toppan Printing Co. Ltd.	16,000	159
Toshiba Corp. (d)	96,000	269
Toyota Tsusho Corp.	8,400	276

		7,588

INFORMATION TECHNOLOGY 2.1%
Brother Industries Ltd.	9,100	212
Canon, Inc.	43,200	1,478
DeNA Co. Ltd.	900	20
Fujitsu Ltd.	166,000	1,236
Gree, Inc.	15,900	109
Hitachi Ltd.	372,000	2,623
Ibiden Co. Ltd.	16,400	262
Nippon Electric Glass Co. Ltd.	11,000	426
Ricoh Co. Ltd.	84,900	826

		7,192

MATERIALS 0.6%
Asahi Kasei Corp.	16,000	197
Denka Co. Ltd.	3,200	106
DIC Corp.	6,300	228
Kobe Steel Ltd.	20,300	232
Kuraray Co. Ltd.	2,400	45
Mitsubishi Materials Corp.	2,800	97
Mitsui Mining & Smelting Co. Ltd.	4,000	207
Oji Holdings Corp.	9,000	49
Rengo Co. Ltd.	22,200	132
Showa Denko KK	13,800	431
Sumitomo Metal Mining Co. Ltd.	3,500	113
Ube Industries Ltd.	6,900	200

		2,037

REAL ESTATE 0.0%
Nomura Real Estate Holdings, Inc.	1,100	23

TELECOMMUNICATION SERVICES 0.4%
Nippon Telegraph & Telephone Corp.	23,700	1,086
NTT DOCOMO, Inc.	10,100	231

		1,317

UTILITIES 0.1%
Chugoku Electric Power Co., Inc.	12,700	135
Electric Power Development Co. Ltd.	4,600	116
Hokuriku Electric Power Co.	17,800	149
Tokyo Gas Co. Ltd.	1,000	24

		424

Total Japan		34,988

LUXEMBOURG 0.2%
CONSUMER DISCRETIONARY 0.1%
RTL Group S.A.	1,850	140

MATERIALS 0.1%
ArcelorMittal	14,501	374

Total Luxembourg		514

MACAU 0.0%
CONSUMER DISCRETIONARY 0.0%
Wynn Macau Ltd.	44,800	121

Total Macau		121

MEXICO 0.0%
CONSUMER DISCRETIONARY 0.0%
Desarrolladora Homex S.A.B. de C.V. (d)	41,996	2

Total Mexico		2

NETHERLANDS 2.1%
CONSUMER STAPLES 0.2%
Heineken Holding NV	271	25
Koninklijke Ahold Delhaize NV	25,776	482

		507

ENERGY 1.2%
Fugro NV (d)	9,118	129
Royal Dutch Shell PLC ‘A’	133,111	4,032

		4,161

FINANCIALS 0.2%
Aegon NV	124,635	726

INDUSTRIALS 0.4%
Koninklijke Philips NV	32,335	1,334
PostNL NV	28,812	124

		1,458

TELECOMMUNICATION SERVICES 0.1%
VEON Ltd. ADR	103,800	434

Total Netherlands		7,286

NEW ZEALAND 0.0%
TELECOMMUNICATION SERVICES 0.0%
Spark New Zealand Ltd.	36,493	96

Total New Zealand		96

NORWAY 0.7%
CONSUMER STAPLES 0.1%
Marine Harvest ASA	9,886	195

ENERGY 0.4%
Aker Solutions ASA	13,572	72
Statoil ASA	70,239	1,412

		1,484

FINANCIALS 0.1%
DNB ASA	16,250	328

		328

MATERIALS 0.1%
Yara International ASA	6,281	282

TELECOMMUNICATION SERVICES 0.0%
Telenor ASA	2,010	43

Total Norway		2,332

PORTUGAL 0.1%
UTILITIES 0.1%
EDP - Energias de Portugal S.A.	100,164	378

Total Portugal		378

SINGAPORE 0.1%
INDUSTRIALS 0.1%
Keppel Corp. Ltd.	86,800	417

Total Singapore		417

SPAIN 2.8%
CONSUMER STAPLES 0.1%
Distribuidora Internacional de Alimentacion S.A.	36,026	210

FINANCIALS 1.9%
Banco Santander S.A.	864,774	6,049
Mapfre S.A.	86,120	281

		6,330

INDUSTRIALS 0.3%
Abertis Infraestructuras S.A.	12,961	262
ACS Actividades de Construccion y Servicios S.A.	19,001	705
Obrascon Huarte Lain S.A. (d)	66,248	239

		1,206

TELECOMMUNICATION SERVICES 0.3%
Telefonica S.A.	104,047	1,131

UTILITIES 0.2%
Endesa S.A.	36,645	827

Total Spain		9,704

SWEDEN 0.7%
FINANCIALS 0.3%
Nordea Bank AB	59,471	808
Ratos AB ‘B’	24,746	121

		929

HEALTH CARE 0.1%
Getinge AB ‘B’	7,782	146

TELECOMMUNICATION SERVICES 0.3%
Tele2 AB ‘B’	59,197	678
Telia Co. AB	103,478	488

		1,166

Total Sweden		2,241

SWITZERLAND 1.8%
CONSUMER DISCRETIONARY 0.1%
Garmin Ltd.	3,992	216

ENERGY 0.1%
Transocean Ltd.	27,763	299

FINANCIALS 1.1%
Baloise Holding AG	982	155
Swiss Life Holding AG	2,351	829
Swiss Re AG	11,741	1,064
Zurich Insurance Group AG	6,069	1,855

		3,903

HEALTH CARE 0.4%
Roche Holding AG	5,028	1,285

INDUSTRIALS 0.0%
ABB Ltd.	2,925	72

INFORMATION TECHNOLOGY 0.0%
TE Connectivity Ltd.	1,686	140

TELECOMMUNICATION SERVICES 0.1%
Swisscom AG	459	235

Total Switzerland		6,150

UNITED KINGDOM 6.8%
CONSUMER DISCRETIONARY 0.3%
Kingfisher PLC	60,204	241
Marks & Spencer Group PLC	116,370	551
Pearson PLC	41,399	340

		1,132

CONSUMER STAPLES 0.4%
Avon Products, Inc. (d)	91,969	214
J Sainsbury PLC	147,206	469
Wm Morrison Supermarkets PLC	194,248	610

		1,293

ENERGY 1.0%
BP PLC	516,373	3,308
Subsea 7 S.A.	9,129	150

		3,458

FINANCIALS 3.4%
Barclays PLC	271,109	703
Direct Line Insurance Group PLC	28,712	140
HSBC Holdings PLC	815,678	8,064
Old Mutual PLC	310,167	808
Standard Chartered PLC (d)	173,804	1,728
Standard Life Aberdeen PLC	33,422	194

		11,637

HEALTH CARE 0.3%
GlaxoSmithKline PLC	53,862	1,077

INDUSTRIALS 0.5%
Aggreko PLC	5,168	65
BAE Systems PLC	34,331	291
easyJet PLC	5,628	92
Firstgroup PLC (d)	126,140	198
IMI PLC	3,671	61
Rolls-Royce Holdings PLC	59,924	713
Royal Mail PLC	17,910	92
Smiths Group PLC	2,707	57
Stagecoach Group PLC	44,625	102

		1,671

MATERIALS 0.3%
Anglo American PLC	19,157	344
Rio Tinto PLC	11,771	548

		892

TELECOMMUNICATION SERVICES 0.4%
Vodafone Group PLC	464,386	1,300

UTILITIES 0.2%
Centrica PLC	235,537	591
Drax Group PLC	41,240	172
Severn Trent PLC	2,378	69

		832

Total United Kingdom		23,292

UNITED STATES 28.8%
CONSUMER DISCRETIONARY 2.0%
Abercrombie & Fitch Co. ‘A’	28,346	409
American Eagle Outfitters, Inc.	6,013	86
Dillard’s, Inc. ‘A’	5,475	307
Ford Motor Co.	37,729	452
GameStop Corp. ‘A’	16,249	336
Gap, Inc.	22,508	665
GNC Holdings, Inc. ‘A’	37,412	331
Goodyear Tire & Rubber Co.	3,662	122
Guess?, Inc.	2,660	45
HSN, Inc.	2,186	85
Kohl’s Corp.	23,641	1,079
L Brands, Inc.	1,710	71
Macy’s, Inc.	23,336	509
Mattel, Inc.	4,841	75
Nordstrom, Inc.	7,444	351
Regal Entertainment Group ‘A’	6,318	101
Rent-A-Center, Inc.	4,308	49
Time, Inc.	9,669	130
Tupperware Brands Corp.	3,797	235
Viacom, Inc. ‘B’	35,153	979
Weight Watchers International, Inc. (d)	7,407	323
Wynn Resorts Ltd.	883	131

		6,871

CONSUMER STAPLES 2.4%
Altria Group, Inc.	2,087	132
Archer-Daniels-Midland Co.	7,449	317
Bunge Ltd.	3,745	260
Herbalife Ltd. (d)	6,282	426

Nu Skin Enterprises, Inc. ‘A’	480	30
Philip Morris International, Inc.	17,380	1,929
Procter & Gamble Co.	23,328	2,122
Wal-Mart Stores, Inc.	39,294	3,071

		8,287

ENERGY 4.0%
Andeavor	1,446	149
Apache Corp.	3,465	159
California Resources Corp. (d)	4,177	44
Chesapeake Energy Corp. (d)	48,215	207
Chevron Corp.	27,267	3,204
ConocoPhillips	28,124	1,408
CONSOL Energy, Inc. (d)	2,638	45
CVR Energy, Inc.	3,659	95
Denbury Resources, Inc. (d)	36,421	49
Devon Energy Corp.	1,703	62
Diamond Offshore Drilling, Inc. (d)	12,225	177
Exxon Mobil Corp.	54,490	4,467
Hess Corp.	11,308	530
HollyFrontier Corp.	11,676	420
Marathon Oil Corp.	20,444	277
Marathon Petroleum Corp.	9,430	529
Murphy Oil Corp.	7,593	202
National Oilwell Varco, Inc.	10,918	390
Occidental Petroleum Corp.	4,686	301
ONEOK, Inc.	520	29
Patterson-UTI Energy, Inc.	1,121	23
Superior Energy Services, Inc. (d)	4,288	46
Valero Energy Corp.	9,977	767
Williams Cos., Inc.	5,105	153

		13,733

FINANCIALS 6.5%
Aflac, Inc.	5,293	431
American Express Co.	14,500	1,312
American International Group, Inc.	53,349	3,275
Assurant, Inc.	2,208	211
Capital One Financial Corp.	17,266	1,462
Discover Financial Services	12,111	781
Fifth Third Bancorp	16,083	450
Franklin Resources, Inc.	7,376	328
Goldman Sachs Group, Inc.	1,510	358
JPMorgan Chase & Co.	56,023	5,351
Loews Corp.	4,138	198
LPL Financial Holdings, Inc.	3,473	179
Navient Corp.	49,250	740
New York Community Bancorp, Inc.	2,591	33
People’s United Financial, Inc.	11,231	204
PNC Financial Services Group, Inc.	5,598	754
Santander Consumer USA Holdings, Inc. (d)	21,297	327
SLM Corp. (d)	39,229	450
T Rowe Price Group, Inc.	1,993	181
Travelers Cos., Inc.	13,136	1,609
U.S. Bancorp	10,505	563
Voya Financial, Inc.	13,987	558
Wells Fargo & Co.	40,630	2,241

		21,996

HEALTH CARE 4.0%
Anthem, Inc.	11,015	2,092
Baxter International, Inc.	1,196	75
Community Health Systems, Inc. (d)	53,901	414
HCA Healthcare, Inc. (d)	16,995	1,353
Merck & Co., Inc.	46,282	2,963
Pfizer, Inc.	169,434	6,049
Quest Diagnostics, Inc.	5,045	472

		13,418

INDUSTRIALS 2.2%
AGCO Corp.	2,118	156
Armstrong World Industries, Inc. (d)	3,905	200
Caterpillar, Inc.	13,255	1,653
CSX Corp.	12,542	680
Cummins, Inc.	658	111
Deere & Co.	13,781	1,731
Emerson Electric Co.	16,712	1,050

Fluor Corp.	5,787	244
L3 Technologies, Inc.	1,450	273
ManpowerGroup, Inc.	220	26
Norfolk Southern Corp.	4,936	653
Oshkosh Corp.	455	37
Pitney Bowes, Inc.	23,186	325
RR Donnelley & Sons Co.	6,808	70
Ryder System, Inc.	1,890	160
Trinity Industries, Inc.	4,129	132

		7,501

INFORMATION TECHNOLOGY 3.2%
Avnet, Inc.	2,361	93
Booz Allen Hamilton Holding Corp.	9,638	360
CA, Inc.	11,355	379
Conduent, Inc. (d)	7,560	118
Corning, Inc.	13,479	403
HP, Inc.	31,994	639
Intel Corp.	25,559	973
International Business Machines Corp.	34,054	4,941
Jabil, Inc.	5,735	164
KLA-Tencor Corp.	852	90
Seagate Technology PLC	29,888	991
Symantec Corp.	18,283	600
Western Digital Corp.	3,181	275
Western Union Co.	19,389	372
Xerox Corp.	16,451	548

		10,946

MATERIALS 1.2%
CF Industries Holdings, Inc.	10,835	381
Cleveland-Cliffs, Inc. (d)	3,436	25
Domtar Corp.	9,147	397
DowDuPont, Inc.	4,292	297
Freeport-McMoRan, Inc. (d)	39,903	560
Huntsman Corp.	9,962	273
International Paper Co.	4,885	278
LyondellBasell Industries NV ‘A’	12,140	1,202
Mosaic Co.	28,742	621

		4,034

TELECOMMUNICATION SERVICES 1.6%
AT&T, Inc.	33,204	1,301
CenturyLink, Inc.	61,053	1,154
Frontier Communications Corp.	22,167	261
Telephone & Data Systems, Inc.	3,361	94
Verizon Communications, Inc.	53,251	2,635
Windstream Holdings, Inc.	39,920	71

		5,516

UTILITIES 1.7%
American Electric Power Co., Inc.	7,443	523
CenterPoint Energy, Inc.	15,568	455
Consolidated Edison, Inc.	8,364	675
Entergy Corp.	14,729	1,125
Exelon Corp.	30,422	1,146
FirstEnergy Corp.	29,147	898
Pinnacle West Capital Corp.	3,101	262
PPL Corp.	5,436	206

Public Service Enterprise Group, Inc.		12,339	571

			5,861

Total United States			98,163

Total Common Stocks (Cost $219,413)			249,016

	PRINCIPAL AMOUNT (000S)
CORPORATE BONDS & NOTES 7.2%
AUSTRALIA 0.1%
BANKING & FINANCE 0.1%
National Australia Bank Ltd.
1.375% due 07/12/2019		$400	397

Total Australia			397

AUSTRIA 0.0%
INDUSTRIALS 0.0%
OGX Austria GmbH
8.375% due 04/01/2022 ^(c)		200	0
8.500% due 06/01/2018 ^		200	0

			0

Total Austria			0

BERMUDA 0.0%
INDUSTRIALS 0.0%
Viking Cruises Ltd.
5.875% due 09/15/2027		3	3

Total Bermuda			3

BRAZIL 0.4%
UTILITIES 0.4%
Petrobras Global Finance BV
6.875% due 01/20/2040		2	2
6.250% due 12/14/2026	GBP	100	142
6.125% due 01/17/2022		$67	72
5.299% due 01/27/2025		535	535
5.999% due 01/27/2028		587	588

			1,339

Total Brazil			1,339

CANADA 0.0%
BANKING & FINANCE 0.0%
Brookfield Finance, Inc.
4.700% due 09/20/2047		16	16

INDUSTRIALS 0.0%
Burger King Worldwide, Inc.
5.000% due 10/15/2025 (a)		8	8
4.250% due 05/15/2024		30	30
Mattamy Group Corp.
6.500% due 10/01/2025		6	6
Valeant Pharmaceuticals International, Inc.
6.500% due 03/15/2022		13	14
7.000% due 03/15/2024		25	27

			85

Total Canada			101

CAYMAN ISLANDS 0.1%
INDUSTRIALS 0.0%
Park Aerospace Holdings Ltd.
5.250% due 08/15/2022		23	24
5.500% due 02/15/2024		11	12
4.500% due 03/15/2023		23	23
3.625% due 03/15/2021		11	11

			70

UTILITIES 0.1%
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2022 ^(c)		143	93
Transocean Phoenix Ltd.
7.750% due 10/15/2024		5	5

			98

Total Cayman Islands			168

DENMARK 0.4%
BANKING & FINANCE 0.4%
Nykredit Realkredit A/S
3.000% due 10/01/2047	DKK	7,406	1,250

Total Denmark			1,250

FINLAND 0.0%
INDUSTRIALS 0.0%
Nokia Oyj
4.375% due 06/12/2027		$6	6

Total Finland			6

FRANCE 0.5%
BANKING & FINANCE 0.3%
RCI Banque S.A.
3.500% due 04/03/2018		1,000	1,007

INDUSTRIALS 0.2%
SFR Group S.A.
7.375% due 05/01/2026		700	757

Total France			1,764

GERMANY 0.2%
BANKING & FINANCE 0.2%
Deutsche Bank AG
4.250% due 10/14/2021		590	619
2.700% due 07/13/2020		26	26
2.274% (US0003M + 0.970%) due 07/13/2020 ~		26	26

			671

Total Germany			671

IRELAND 0.1%
INDUSTRIALS 0.1%
Russian Railways via RZD Capital PLC
7.487% due 03/25/2031	GBP	300	498

Total Ireland			498

ITALY 0.1%
UTILITIES 0.1%
Telecom Italia SpA
7.375% due 12/15/2017		250	339

Total Italy			339

JERSEY, CHANNEL ISLANDS 0.0%
INDUSTRIALS 0.0%
Delphi Jersey Holdings PLC
5.000% due 10/01/2025		$9	9

Total Jersey, Channel Islands			9

LUXEMBOURG 0.6%
BANKING & FINANCE 0.2%
Emerald Bay S.A.
5.000% due 10/15/2020 +~	EUR	1	1
5.000% due 10/31/2020 +~		3	3
Sberbank of Russia Via SB Capital S.A.
6.125% due 02/07/2022		$400	438
3.352% due 11/15/2019	EUR	200	248

			690

INDUSTRIALS 0.0%
Intelsat Jackson Holdings S.A.
9.750% due 07/15/2025		$18	18
Nielsen Co. Luxembourg SARL
5.000% due 02/01/2025		4	4

			22

UTILITIES 0.4%
Gazprom Neft OAO Via GPN Capital S.A.
6.000% due 11/27/2023		300	330
4.375% due 09/19/2022		300	306
Gazprom OAO Via Gaz Capital S.A.
6.605% due 02/13/2018	EUR	50	60
5.999% due 01/23/2021		$30	33
9.250% due 04/23/2019		600	657

			1,386

Total Luxembourg			2,098

MEXICO 0.0%
INDUSTRIALS 0.0%
Corp. GEO S.A.B. de C.V.
9.250% due 06/30/2020 ^(c)		100	0
8.875% due 03/27/2022 ^(c)		300	0
Petroleos Mexicanos
6.500% due 03/13/2027		80	89
6.750% due 09/21/2047		40	43

			132

Total Mexico			132

NETHERLANDS 0.1%
BANKING & FINANCE 0.1%
Cooperatieve Rabobank UA
6.625% (EUSA5 + 6.697%) due 06/29/2021 ~(h)	EUR	200	267

Stichting AK Rabobank Certificaten
6.500% (h)		25	36

			303

Total Netherlands			303

UNITED KINGDOM 1.6%
BANKING & FINANCE 1.2%
Barclays Bank PLC
7.625% due 11/21/2022		$430	495
14.000% (BP0003M + 13.400%) due 06/15/2019 ~(h)	GBP	300	476
HSBC Holdings PLC
3.600% due 05/25/2023		$200	208
6.000% (EUSA5 + 5.338%) due 09/29/2023 ~(h)	EUR	320	427
Lloyds Banking Group PLC
7.875% (BPSW5 + 4.830%) due 06/27/2029 ~(h)	GBP	200	322
7.625% (BPSW5 + 5.010%) due 06/27/2023 ~(h)		200	301
Royal Bank of Scotland Group PLC
2.500% due 03/22/2023	EUR	350	444
7.500% (USSW5 + 5.800%) due 08/10/2020 ~(h)		$360	378
Santander UK Group Holdings PLC
4.750% due 09/15/2025		460	481
Tesco Property Finance PLC
6.052% due 10/13/2039	GBP	412	633

			4,165

INDUSTRIALS 0.4%
EI Group PLC
6.875% due 02/15/2021		200	297
Marston’s Issuer PLC
5.641% (BP0003M + 2.550%) due 07/15/2035 ~		200	247
Mitchells & Butlers Finance PLC
0.777% (BP0003M + 0.450%) due 12/15/2030 ~		142	176
Spirit Issuer PLC
3.034% (BP0003M + 2.700%) due 12/28/2031 ~		22	29
6.582% due 12/28/2027		200	288
Unique Pub Finance Co. PLC
5.659% due 06/30/2027		46	70

			1,107

Total United Kingdom			5,272

UNITED STATES 3.0%
BANKING & FINANCE 1.4%
Brighthouse Financial, Inc.
3.700% due 06/22/2027		$12	12
4.700% due 06/22/2047		14	14
Cantor Fitzgerald LP
7.875% due 10/15/2019		280	307
CBL & Associates LP
5.950% due 12/15/2026		10	10
CIT Group, Inc.
3.875% due 02/19/2019		378	386
Crown Castle International Corp.
4.000% due 03/01/2027		8	8
3.650% due 09/01/2027		44	44
3.200% due 09/01/2024		10	10
CTR Partnership LP
5.250% due 06/01/2025		12	13
Digital Realty Trust LP
3.700% due 08/15/2027		8	8
2.750% due 02/01/2023		2	2
ERP Operating LP
3.250% due 08/01/2027		4	4
4.000% due 08/01/2047		2	2
Goodman U.S. Finance Three LLC
4.500% due 10/15/2037		12	12
Howard Hughes Corp.
5.375% due 03/15/2025		27	28
Hudson Pacific Properties LP
3.950% due 11/01/2027 (a)		5	5
International Lease Finance Corp.
7.125% due 09/01/2018		325	340
6.250% due 05/15/2019		1,110	1,180
iStar, Inc.
4.625% due 09/15/2020		2	2
5.250% due 09/15/2022		7	7

MGM Growth Properties Operating Partnership LP
4.500% due 01/15/2028	4	4
Navient Corp.
8.000% due 03/25/2020	600	663
6.500% due 06/15/2022	56	60
Oppenheimer Holdings, Inc.
6.750% due 07/01/2022	6	6
Provident Funding Associates LP
6.375% due 06/15/2025	4	4
Santander Holdings USA, Inc.
3.700% due 03/28/2022	6	6
4.400% due 07/13/2027	5	5
SBA Communications Corp.
4.000% due 10/01/2022 (a)	8	8
Springleaf Finance Corp.
8.250% due 12/15/2020	980	1,110
6.125% due 05/15/2022	292	310
VEREIT Operating Partnership LP
3.950% due 08/15/2027	8	8
Washington Prime Group LP
5.950% due 08/15/2024	81	83

		4,661

INDUSTRIALS 1.1%
Allegion U.S. Holding Co., Inc.
3.200% due 10/01/2024 (a)	6	6
3.550% due 10/01/2027 (a)	6	6
Amazon.com, Inc.
4.050% due 08/22/2047	10	10
4.250% due 08/22/2057	7	7
American Airlines Pass Through Trust
3.350% due 04/15/2031	10	10
3.600% due 04/15/2031	10	10
Anheuser-Busch InBev Finance, Inc.
4.900% due 02/01/2046	17	19
Arrow Electronics, Inc.
3.250% due 09/08/2024	6	6
Avantor, Inc.
6.000% due 10/01/2024 (a)	18	19
BAT Capital Corp.
1.905% (US0003M + 0.590%) due 08/14/2020 ~	12	12
2.764% due 08/15/2022	4	4
2.195% (US0003M + 0.880%) due 08/15/2022 ~	12	12
3.222% due 08/15/2024	52	52
Boxer Parent Co., Inc. (9.000% Cash or 9.750% PIK)
9.000% due 10/15/2019 (b)	30	30
Broadcom Corp.
3.000% due 01/15/2022	68	69
3.625% due 01/15/2024	6	6
3.875% due 01/15/2027	20	21
Caesars Entertainment Operating Co., Inc.
8.500% due 02/15/2020 ^(c)(i)	286	383
9.000% due 02/15/2020 ^(c)(i)	240	322
Charter Communications Operating LLC
4.200% due 03/15/2028	19	19
Cheniere Energy Partners LP
5.250% due 10/01/2025	20	21
Cimarex Energy Co.
3.900% due 05/15/2027	7	7
Community Health Systems, Inc.
6.250% due 03/31/2023	23	23
Concho Resources, Inc.
3.750% due 10/01/2027	4	4
4.875% due 10/01/2047	4	4
CRC Escrow Issuer LLC
5.250% due 10/15/2025 (a)	8	8
CVS Pass-Through Trust
8.353% due 07/10/2031	516	672
DAE Funding LLC
4.500% due 08/01/2022	10	10
5.000% due 08/01/2024	20	21
4.000% due 08/01/2020	10	10
Diamond Resorts International, Inc.
7.750% due 09/01/2023	103	111
Discovery Communications LLC
2.950% due 03/20/2023	5	5
3.950% due 03/20/2028	6	6
Eldorado Resorts, Inc.
6.000% due 04/01/2025	2	2

EQT Corp.
2.500% due 10/01/2020 (a)	2	2
2.104% (US0003M + 0.770%) due 10/01/2020 ~(a)	15	15
Exela Intermediate LLC
10.000% due 07/15/2023	16	16
HCA, Inc.
5.500% due 06/15/2047	14	15
iHeartCommunications, Inc.
9.000% due 09/15/2022	397	283
9.000% due 12/15/2019	54	41
9.000% due 03/01/2021	3	2
Molina Healthcare, Inc.
4.875% due 06/15/2025	3	3
Multi-Color Corp.
4.875% due 11/01/2025 (a)	4	4
NetApp, Inc.
3.300% due 09/29/2024	7	7
2.000% due 09/27/2019	4	4
NextEra Energy Operating Partners LP
4.500% due 09/15/2027	5	5
PetSmart, Inc.
5.875% due 06/01/2025	16	14
Pilgrim’s Pride Corp.
5.875% due 09/30/2027	7	7
Pitney Bowes, Inc.
3.625% due 09/15/2020	4	4
4.700% due 04/01/2023	8	8
Priceline Group, Inc.
2.750% due 03/15/2023	4	4
3.550% due 03/15/2028	12	12
Station Casinos LLC
5.000% due 10/01/2025	8	8
Symantec Corp.
5.000% due 04/15/2025	5	5
Tech Data Corp.
3.700% due 02/15/2022	5	5
4.950% due 02/15/2027	6	6
Tenet Healthcare Corp.
4.625% due 07/15/2024	36	36
Time Warner Cable LLC
5.000% due 02/01/2020	600	635
6.750% due 07/01/2018	500	518
Time Warner, Inc.
3.800% due 02/15/2027	14	14
TTM Technologies, Inc.
5.625% due 10/01/2025	10	10
VMware, Inc.
2.300% due 08/21/2020	10	10
2.950% due 08/21/2022	10	10
3.900% due 08/21/2027	10	10
Wyndham Worldwide Corp.
4.150% due 04/01/2024	5	5
4.500% due 04/01/2027	6	6
Xerox Corp.
3.625% due 03/15/2023	12	12

		3,663

UTILITIES 0.5%
AT&T, Inc.
5.650% due 02/15/2047	6	7
2.254% (US0003M + 0.950%) due 07/15/2021 ~	164	166
2.850% due 02/14/2023	30	30
3.400% due 08/14/2024	60	60
3.900% due 08/14/2027	50	50
4.900% due 08/14/2037	50	51
5.150% due 02/14/2050	76	77
5.300% due 08/14/2058	22	22
Kinder Morgan Finance Co. LLC
6.000% due 01/15/2018	800	809
Sprint Communications, Inc.
7.000% due 08/15/2020	310	339
Verizon Communications, Inc.
4.125% due 03/16/2027	70	73
5.250% due 03/16/2037	50	55

5.500% due 03/16/2047		40	45

			1,784

Total United States			10,108

Total Corporate Bonds & Notes (Cost $23,953)			24,458

NON-AGENCY MORTGAGE-BACKED SECURITIES 3.5%
UNITED KINGDOM 0.8%
Eurosail PLC
1.252% (BP0003M + 0.950%) due 06/13/2045 ~	GBP	1,167	1,534
Grifonas Finance PLC
0.008% (EUR006M + 0.280%) due 08/28/2039 ~	EUR	403	411
Juno Eclipse Ltd.
0.000% (EUR003M + 0.180%) due 11/20/2022 ~		259	303
RMAC PLC
0.532% (BP0003M + 0.240%) due 06/12/2036 ~	GBP	299	389

Total United Kingdom			2,637

UNITED STATES 2.7%
Banc of America Alternative Loan Trust
6.000% due 04/25/2036 ^		$54	54
6.000% due 07/25/2046 ^		115	103
Banc of America Funding Trust
3.204% due 05/20/2036 ^~		23	22
Banc of America Mortgage Trust
3.435% due 11/20/2046 ^~		10	9
6.000% due 10/25/2036 ^		30	28
Bear Stearns Mortgage Funding Trust
7.500% due 08/25/2036		135	134
Chase Mortgage Finance Trust
3.495% due 09/25/2036 ^~		64	62
Countrywide Alternative Loan Trust
1.937% (US0001M + 0.700%) due 10/25/2037 ^~		5,454	1,862
6.000% due 06/25/2036 ^		167	141
6.000% due 02/25/2037 ^		80	57
6.250% (US0001M + 0.650%) due 12/25/2036 ^~		33	25
Countrywide Home Loan Mortgage Pass-Through Trust
1.737% (US0001M + 0.500%) due 07/25/2037 ^~		27	17
Credit Suisse First Boston Mortgage Securities Corp.
6.000% due 01/25/2036		48	43
Credit Suisse First Boston Mortgage-Backed Pass-through Trust
6.000% due 11/25/2035 ^		21	13
Credit Suisse Mortgage Capital Certificates
2.864% due 12/29/2037 ~		202	168
First Horizon Alternative Mortgage Securities Trust
3.228% due 06/25/2036 ~		495	460
HSI Asset Loan Obligation Trust
6.000% due 06/25/2037 ^		13	12
JPMorgan Alternative Loan Trust
5.654% due 05/26/2037 +~		104	88
JPMorgan Mortgage Trust
6.500% due 07/25/2036 ^		119	98
Merrill Lynch Mortgage Investors Trust
3.201% due 03/25/2036 ^~		19	15
Residential Accredit Loans, Inc. Trust
1.637% (US0001M + 0.400%) due 10/25/2045 ~		125	115
5.500% due 03/25/2037		597	537
6.250% due 03/25/2037 ^		46	40
Structured Adjustable Rate Mortgage Loan Trust
3.459% due 10/25/2036 ^~		2,950	2,501
Wells Fargo Alternative Loan Trust
3.674% due 07/25/2037 ^~		1,560	1,454

Wells Fargo Commercial Mortgage Trust
3.412% due 09/15/2058	1,156	1,202

Total United States		9,260

Total Non-Agency Mortgage-Backed Securities (Cost $12,183)		11,897

MUNICIPAL BONDS & NOTES 0.5%
CALIFORNIA 0.1%
California State Public Works Board Revenue Notes, Series 2011
5.786% due 12/01/2021	750	802

Total California		802

ILLINOIS 0.1%
Illinois State General Obligation Bonds, (BABs), Series 2010
6.630% due 02/01/2035	15	17
7.350% due 07/01/2035	5	6
Illinois State General Obligation Bonds, Series 2003
5.100% due 06/01/2033	150	152

Total Illinois		175

MICHIGAN 0.1%
Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2006
7.309% due 06/01/2034	215	213

Total Michigan		213

VIRGINIA 0.1%
Tobacco Settlement Financing Corp., Virginia Revenue Bonds, Series 2007
6.706% due 06/01/2046	385	354

Total Virginia		354

WEST VIRGINIA 0.1%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	360	352

Total West Virginia		352

Total Municipal Bonds & Notes (Cost $1,766)		1,896

	SHARES
PREFERRED STOCKS 0.6%
GERMANY 0.6%
INDUSTRIALS 0.6%
Volkswagen AG	11,934	1,948

Total Germany		1,948

UNITED STATES 0.0%
BANKING & FINANCE 0.0%
Vici Properties LLC
0.000% due 10/04/2035 +	1,249	26

Total United States		26

Total Preferred Stocks (Cost $1,682)		1,974

REAL ESTATE INVESTMENT TRUSTS 0.4%
CANADA 0.1%
REAL ESTATE 0.1%
Dream Office Real Estate Investment Trust	14,726	248

Total Canada		248

UNITED STATES 0.3%
FINANCIALS 0.2%
AGNC Investment Corp.	8,493	184
Annaly Capital Management, Inc.	31,021	378
Two Harbors Investment Corp.	4,505	46

		608

REAL ESTATE 0.1%
CoreCivic, Inc.		6,570	176
Iron Mountain, Inc.		5,415	210

			386

Total United States			994

Total Real Estate Investment Trusts (Cost $1,193)			1,242

	PRINCIPAL AMOUNT (000S)
SOVEREIGN ISSUES 0.7%
ARGENTINA 0.2%
Argentina Bonar Bonds
23.450% (BADLARPP + 2.000%) due 04/03/2022 ~	ARS	240	14
Argentina Government International Bond
2.260% due 12/31/2038	EUR	124	100
7.820% due 12/31/2033		76	100
26.250% (ARPP7DRR) due 06/21/2020 ~	ARS	5,083	311

Total Argentina			525

BRAZIL 0.2%
Brazil Notas do Tesouro Nacional
6.000% due 05/15/2045 (g)	BRL	1,504	536

Total Brazil			536

GREECE 0.0%
Republic of Greece Government International Bond
4.750% due 04/17/2019	EUR	100	121

Total Greece			121

KUWAIT 0.1%
Kuwait International Government Bond
3.500% due 03/20/2027		$385	396

Total Kuwait			396

PERU 0.0%
Peru Government International Bond
6.150% due 08/12/2032	PEN	260	84
6.900% due 08/12/2037		7	3

Total Peru			87

SAUDI ARABIA 0.2%
Saudi Government International Bond
2.875% due 03/04/2023 (a)		$200	199
3.625% due 03/04/2028 (a)		200	200
4.500% due 10/26/2046		200	200
4.625% due 10/04/2047 (a)		200	201

Total Saudi Arabia			800

SPAIN 0.0%
Autonomous Community of Catalonia
4.900% due 09/15/2021	EUR	50	62

Total Spain			62

VENEZUELA 0.0%
Venezuela Government International Bond
9.250% due 09/15/2027		$44	18

Total Venezuela			18

Total Sovereign Issues (Cost $2,565)			2,545

U.S. GOVERNMENT AGENCIES 2.6%
UNITED STATES 2.6%
Fannie Mae
3.000% due 11/01/2029		31	32
Fannie Mae, TBA
2.500% due 10/01/2032 - 11/01/2032		2,000	2,013
3.000% due 11/01/2047		1,300	1,302
3.500% due 12/01/2047		3,500	3,594
Freddie Mac, TBA
3.000% due 10/01/2047		2,000	2,006

Total U.S. Government Agencies (Cost $8,956)			8,947

U.S. TREASURY OBLIGATIONS 6.8%
UNITED STATES 6.8%
U.S. Treasury Bonds
2.875% due 11/15/2046		1,000	1,003
U.S. Treasury Notes
1.125% due 06/30/2021		1,100	1,074
1.750% due 11/30/2021		900	897
1.750% due 03/31/2022		300	298
1.750% due 05/15/2022		300	298
1.750% due 09/30/2022		500	495
1.750% due 05/15/2023		700	690
1.875% due 01/31/2022		1,600	1,601
1.875% due 02/28/2022		1,400	1,400
1.875% due 08/31/2022		500	499
1.875% due 08/31/2024		1,300	1,276
2.000% due 07/31/2022		400	402
2.000% due 06/30/2024		4,300	4,260
2.000% due 11/15/2026		760	740
2.125% due 12/31/2021		1,500	1,517
2.125% due 06/30/2022		1,000	1,009
2.125% due 02/29/2024		400	400
2.125% due 07/31/2024		400	399
2.250% due 12/31/2023 (k)		3,610	3,643
2.250% due 01/31/2024		190	192
2.250% due 02/15/2027		500	497
2.375% due 05/15/2027 (k)		470	472

Total U.S. Treasury Obligations (Cost $22,973)			23,062

SHORT-TERM INSTRUMENTS 0.3%
CERTIFICATES OF DEPOSIT 0.1%
Barclays Bank PLC
1.940% due 09/04/2018		300	300

REPURCHASE AGREEMENTS (j) 0.1%		424

ARGENTINA TREASURY BILLS 0.1%
3.015% due 12/15/2017 - 02/09/2018 (e)(f)	204	203

Total Argentina Treasury Bills (Cost $202)		203

Total Short-Term Instruments (Cost $926)		927

Total Investments in Securities (Cost $320,276)		352,222

	SHARES
INVESTMENTS IN AFFILIATES 0.1%
SHORT-TERM INSTRUMENTS 0.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.1%
PIMCO Short-Term Floating NAV Portfolio III	19,402	192

Total Short-Term Instruments (Cost $192)		192

Total Investments in Affiliates (Cost $192)		192

Total Investments 103.5% (Cost $320,468)		$352,414
Financial Derivative Instruments (l)(m) 0.0% (Cost or Premiums, net $(632))		4
Other Assets and Liabilities, net (3.5)%		(11,778)

Net Assets 100.0%		$340,640

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

+	Security valued using significant unobservable inputs (Level 3).

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.

(a)	When-issued security.

(b)	Payment in-kind security.

(c)	Security is not accruing income as of the date of this report.

(d)	Security did not produce income within the last twelve months.

(e)	Coupon represents a weighted average yield to maturity.

(f)	Zero coupon security.

(g)	Principal amount of security is adjusted for inflation.

(h)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(i)	Security is subject to a forbearance agreement entered into by the Fund which forbears the Fund from taking action to, among other things, accelerate and collect payments on the subject note with respect to specified events of default.

Borrowings and Other Financing Transactions

(j)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	0.500%	09/29/2017	10/02/2017	$424	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2020	$(437)	$424	$424

Total Repurchase Agreements						$(437)	$424	$424

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Settlement Date	Maturity Date	Amount Borrowed	Payable for Reverse Repurchase Agreements
BOS	0.000%	09/29/2017	10/02/2017	$(1,281)	$(1,281)
	1.350	09/19/2017	10/03/2017	(1,836)	(1,837)
SCX	1.280	09/06/2017	10/10/2017	(4,343)	(4,347)

Total Reverse Repurchase Agreements					$(7,465)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed	Payable for Sale-Buyback Transactions
GSC	1.250%	09/11/2017	10/20/2017	$(487)	$(487)
TDM	1.190	10/02/2017	10/04/2017	(305)	(305)

Total Sale-Buyback Transactions					$(792)

(k)	Securities with an aggregate market value of $775 have been pledged as collateral under the terms of master agreements as of September 30, 2017.

(1)	Includes accrued interest.

(l)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

Long Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
Australia Government 10-Year Bond December Futures	12/2017	1	AUD	100	$(2)	$0	$0
U.S. Treasury 10-Year Note December Futures	12/2017	16		$2,005	(19)	0	0

Total Futures Contracts					$(21)	$0	$0

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

									Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2017 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
Ally Financial, Inc.	5.000%	Quarterly	12/20/2022	1.463%	$300	$51	$1	$52	$0	$0

Credit Default Swaps on Credit Indices - Buy Protection (2)

								Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
CDX.HY-27 5-Year Index	(5.000)%	Quarterly	12/20/2021	$297	$(20)	$(4)	$(24)	$1	$(2)
CDX.HY-28 5-Year Index	(5.000)	Quarterly	06/20/2022	300	(22)	(2)	(24)	0	(1)
CDX.HY-29 5-Year Index	(5.000)	Quarterly	12/20/2022	1,600	(121)	(6)	(127)	1	(4)

					$(163)	$(12)	$(175)	$2	$(7)

Interest Rate Swaps

										Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive (6)	3-Month USD-LIBOR	0.000%	Semi-Annual	12/20/2022		$3,600	$(64)	$33	$(31)	$7	$0
Receive (6)	3-Month USD-LIBOR	0.000	Semi-Annual	12/20/2027		600	(19)	11	(8)	1	0
Pay (6)	3-Month USD-LIBOR	0.000	Semi-Annual	12/20/2027		5,100	(145)	62	(83)	9	0
Receive (6)	3-Month USD-LIBOR	0.000	Semi-Annual	12/20/2047		1,000	(53)	16	(37)	0	(2)
Receive (6)	3-Month ZAR-JIBAR	0.000	Quarterly	03/22/2023	ZAR	4,800	(2)	(3)	(5)	1	0
Receive	3-Month ZAR-JIBAR	0.000	Quarterly	03/15/2024		3,100	(9)	0	(9)	0	(1)
Receive	3-Month ZAR-JIBAR	0.000	Quarterly	03/15/2027		600	(2)	1	(1)	0	0
Pay	6-Month AUD-BBR-BBSW	2.750	Semi-Annual	06/17/2026	AUD	7,000	254	(310)	(56)	0	(17)
Pay	6-Month AUD-BBR-BBSW	3.000	Semi-Annual	03/21/2027		1,190	20	(17)	3	0	(3)
Pay (6)	6-Month EUR-EURIBOR	1.000	Annual	03/21/2028	EUR	600	(4)	5	1	0	0
Receive (6)	6-Month GBP-LIBOR	1.500	Semi-Annual	03/21/2028	GBP	1,793	(61)	55	(6)	0	(6)
Receive (6)	6-Month JPY-LIBOR	0.450	Semi-Annual	03/20/2029	JPY	1,180,000	(53)	(2)	(55)	7	0
Receive (6)	6-Month JPY-LIBOR	0.415	Semi-Annual	03/25/2029		20,000	0	0	0	0	0
Receive (6)	6-Month JPY-LIBOR	0.400	Semi-Annual	03/27/2029		40,000	0	0	0	0	0
Receive (6)	6-Month JPY-LIBOR	0.450	Semi-Annual	03/29/2029		40,000	(1)	(1)	(2)	1	0
Pay	28-Day MXN-TIIE	0.000	Lunar	07/07/2021	MXN	700	(2)	0	(2)	0	0
Pay	28-Day MXN-TIIE	0.000	Lunar	08/31/2021		2,000	(1)	1	0	0	0
Pay	28-Day MXN-TIIE	0.000	Lunar	09/06/2021		2,500	(8)	3	(5)	0	0
Pay	28-Day MXN-TIIE	0.000	Lunar	11/10/2021		1,000	0	0	0	0	0
Pay	28-Day MXN-TIIE	0.000	Lunar	11/17/2021		1,100	0	1	1	0	0
Pay	28-Day MXN-TIIE	0.000	Lunar	12/03/2021		500	0	0	0	0	0
Pay	28-Day MXN-TIIE	0.000	Lunar	02/23/2022		1,000	0	2	2	0	0
Receive	28-Day MXN-TIIE	6.950	Lunar	06/17/2022		32,100	(5)	(5)	(10)	3	0
Pay	28-Day MXN-TIIE	0.000	Lunar	01/30/2026		4,900	(7)	(11)	(18)	0	(1)
Pay	28-Day MXN-TIIE	0.000	Lunar	03/10/2026		15,500	(15)	(38)	(53)	0	(2)
Pay	28-Day MXN-TIIE	0.000	Lunar	09/08/2026		30,000	13	(75)	(62)	0	(4)
Pay	28-Day MXN-TIIE	0.000	Lunar	11/04/2026		100	0	0	0	0	0
Pay	28-Day MXN-TIIE	0.000	Lunar	01/15/2027		4,000	0	17	17	0	(1)
Pay	28-Day MXN-TIIE	0.000	Lunar	02/02/2027		2,400	0	8	8	0	0
Pay	28-Day MXN-TIIE	0.000	Lunar	02/04/2027		1,200	0	5	5	0	0
Pay	28-Day MXN-TIIE	0.000	Lunar	02/17/2027		1,100	0	3	3	0	0
Pay	28-Day MXN-TIIE	0.000	Lunar	09/06/2032		400	0	0	0	0	0
Pay	28-Day MXN-TIIE	0.000	Lunar	08/14/2037		400	0	0	0	0	0
Pay	28-Day MXN-TIIE	0.000	Lunar	08/21/2037		400	0	0	0	0	0

							$(164)	$(239)	$(403)	$29	$(37)

Total Swap Agreements							$(276)	$(250)	$(526)	$31	$(44)

Cash of $761 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2017.

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(6)	This instrument has a forward starting effective date.
(7)	Unsettled variation margin liability of $(1) for closed swap agreements is outstanding at period end.

(m)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	10/2017		$1,772	AUD	2,256	$0	$(2)
	11/2017	AUD	2,256		$1,771	2	0
BOA	10/2017	DKK	8,302		1,263	0	(56)
	10/2017		$3,012	EUR	2,569	25	0
	11/2017	EUR	2,569		$3,017	0	(25)
	11/2017		$942	TRY	3,431	8	0
BPS	10/2017	AUD	2,271		$1,811	29	0
	10/2017	BRL	1,604		506	0	0
	10/2017		$512	BRL	1,604	0	(5)
	11/2017	BRL	1,604		$510	5	0
CBK	10/2017	GBP	70		95	1	0
	10/2017		$17	ARS	298	0	0
	10/2017		106	GBP	80	1	0
	10/2017		2,255	JPY	254,347	6	0
	11/2017	JPY	254,347		$2,258	0	(6)
	12/2017		$28	ARS	500	0	0
FBF	12/2017		512	INR	32,948	0	(11)
GLM	10/2017	GBP	4,390		$5,879	39	(42)
	10/2017	JPY	48,008		430	3	0
	10/2017		$87	AUD	108	0	(2)
	10/2017		83	DKK	540	3	0
	10/2017		217	PEN	710	0	0
	10/2017		451	RUB	26,436	6	0
	11/2017	JPY	5,738		$51	0	0
	11/2017		$5	BRL	17	0	0
	12/2017		8	INR	517	0	0
	12/2017		1,309	MXN	23,629	0	(26)
HUS	10/2017	AUD	93		$75	2	0
JPM	10/2017	EUR	2,569		3,092	56	0
	10/2017	JPY	5,738		51	0	0
	10/2017		$5,865	GBP	4,380	5	0
	11/2017	GBP	4,380		$5,870	0	(4)
MSB	10/2017	BRL	1,604		498	0	(8)
	10/2017		$506	BRL	1,604	0	0
NGF	01/2018		108	ARS	1,991	1	0
RYL	11/2017	EUR	58		$69	0	0
SCX	10/2017	JPY	206,339		1,904	71	0
	11/2017		$1	BRL	4	0	0
	12/2017		336	INR	21,664	0	(7)
UAG	10/2017	EUR	161		$190	0	(1)
	01/2018	DKK	7,710		1,231	0	(1)

Total Forward Foreign Currency Contracts						$263	$(196)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2017 (2)	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GST	Petrobras Global Finance BV	0.000%	Quarterly	12/20/2021	1.847%	200	$(37)	$30	$0	$(7)

Credit Default Swaps on Credit Indices - Sell Protection (1)

								Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
DUB	CMBX.NA.AAA.9 Index	0.000%	Monthly	09/17/2058	2,300	$(128)	$125	$0	$(3)
FBF	CMBX.NA.AAA.9 Index	0.000	Monthly	09/17/2058	600	(24)	23	0	(1)
GST	CMBX.NA.AAA.10 Index	0.000	Monthly	11/17/2059	4,000	(85)	44	0	(41)
MYC	CMBX.NA.AAA.9 Index	0.000	Monthly	09/17/2058	1,600	(88)	86	0	(2)

						$(325)	$278	$0	$(47)

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
DUB	Pay	3-Month USD-LIBOR	2.270%	Semi-Annual	10/10/2022	$8,600	$(2)	$23	$21	$0
GLM	Pay	3-Month USD-LIBOR	2.300	Semi-Annual	10/10/2022	8,400	1	21	22	0
	Pay	3-Month USD-LIBOR	0.000	Semi-Annual	01/18/2023	10,000	6	(10)	0	(4)
MYC	Pay	3-Month USD-LIBOR	0.000	Semi-Annual	12/07/2022	5,000	0	(19)	0	(19)
	Pay	3-Month USD-LIBOR	0.000	Semi-Annual	01/11/2023	3,000	1	(12)	0	(11)
	Pay	3-Month USD-LIBOR	0.000	Semi-Annual	01/09/2028	2,600	0	(4)	0	(4)

							$6	$(1)	$43	$(38)

Total Swap Agreements							$(356)	$307	$43	$(92)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Investments in Securities, at Value
Asset-Backed Securities
Cayman Islands	$0	$3,809	$0	$3,809
Netherlands	0	682	0	682
United States	0	18,253	0	18,253
Loan Participations and Assignments
Canada	0	10	0	10
Ireland	0	39	0	39
Luxembourg	0	5	0	5
United States	0	3,458	2	3,460
Common Stocks
Australia
Consumer Discretionary	0	115	0	115
Consumer Staples	0	1,307	0	1,307
Energy	0	783	0	783
Financials	0	4,704	0	4,704
Health Care	0	188	0	188
Industrials	0	301	0	301
Materials	0	3,288	0	3,288
Telecommunication Services	0	391	0	391
Austria
Energy	0	641	0	641
Financials	0	881	0	881
Materials	307	0	0	307
Belgium
Telecommunication Services	0	276	0	276
Canada
Consumer Discretionary	25	0	0	25
Energy	844	0	0	844
Financials	2,910	0	0	2,910
Industrials	359	0	0	359
Materials	807	0	0	807
Utilities	627	0	0	627
Denmark
Industrials	0	985	0	985
Telecommunication Services	0	368	0	368
Finland
Industrials	0	102	0	102
Materials	0	450	0	450
Utilities	0	331	0	331
France
Consumer Discretionary	0	2,780	0	2,780
Consumer Staples	0	1,157	0	1,157
Energy	0	1,451	0	1,451
Financials	0	6,790	0	6,790
Health Care	0	3,579	0	3,579
Industrials	0	2,103	0	2,103
Telecommunication Services	0	754	0	754
Utilities	0	1,782	0	1,782
Germany
Consumer Discretionary	0	2,530	0	2,530
Consumer Staples	530	498	0	1,028
Financials	0	1,286	0	1,286
Health Care	0	1,475	0	1,475
Industrials	0	2,363	0	2,363
Materials	0	2,821	0	2,821
Utilities	0	3,004	0	3,004
Hong Kong
Consumer Discretionary	0	340	0	340
Industrials	0	58	0	58
Information Technology	0	314	0	314
Real Estate	0	1,394	0	1,394
Israel
Financials	0	233	0	233
Materials	0	262	0	262
Telecommunication Services	189	0	0	189
Italy
Energy	0	1,782	0	1,782
Financials	0	880	0	880
Industrials	0	25	0	25
Utilities	0	1,962	0	1,962
Japan
Consumer Discretionary	0	4,897	0	4,897
Consumer Staples	0	944	0	944
Energy	0	805	0	805
Financials	0	9,058	0	9,058
Health Care	0	703	0	703
Industrials	0	7,588	0	7,588
Information Technology	0	7,192	0	7,192
Materials	0	2,037	0	2,037
Real Estate	0	23	0	23
Telecommunication Services	0	1,317	0	1,317
Utilities	0	424	0	424
Luxembourg
Consumer Discretionary	0	140	0	140
Materials	0	374	0	374
Macau
Consumer Discretionary	0	121	0	121
Mexico
Consumer Discretionary	2	0	0	2
Netherlands
Consumer Staples	0	507	0	507
Energy	0	4,161	0	4,161
Financials	0	726	0	726
Industrials	0	1,458	0	1,458
Telecommunication Services	434	0	0	434
New Zealand
Telecommunication Services	0	96	0	96
Norway
Consumer Staples	195	0	0	195
Energy	0	1,484	0	1,484
Financials	0	328	0	328
Materials	0	282	0	282
Telecommunication Services	0	43	0	43
Portugal
Utilities	0	378	0	378
Singapore
Industrials	0	417	0	417
Spain
Consumer Staples	0	210	0	210
Financials	0	6,330	0	6,330
Industrials	0	1,206	0	1,206
Telecommunication Services	0	1,131	0	1,131
Utilities	0	827	0	827
Sweden
Financials	0	929	0	929
Health Care	0	146	0	146
Telecommunication Services	0	1,166	0	1,166
Switzerland
Consumer Discretionary	216	0	0	216
Energy	299	0	0	299
Financials	0	3,903	0	3,903
Health Care	0	1,285	0	1,285
Industrials	0	72	0	72
Information Technology	140	0	0	140
Telecommunication Services	0	235	0	235
United Kingdom
Consumer Discretionary	0	1,132	0	1,132
Consumer Staples	824	469	0	1,293
Energy	0	3,458	0	3,458
Financials	0	11,637	0	11,637
Health Care	0	1,077	0	1,077
Industrials	0	1,671	0	1,671
Materials	0	892	0	892
Telecommunication Services	0	1,300	0	1,300
Utilities	0	832	0	832
United States
Consumer Discretionary	6,871	0	0	6,871
Consumer Staples	8,287	0	0	8,287
Energy	13,733	0	0	13,733
Financials	21,996	0	0	21,996
Health Care	13,418	0	0	13,418
Industrials	7,501	0	0	7,501
Information Technology	10,946	0	0	10,946
Materials	4,034	0	0	4,034
Telecommunication Services	5,516	0	0	5,516
Utilities	5,861	0	0	5,861
Corporate Bonds & Notes
Australia
Banking & Finance	0	397	0	397
Bermuda
Industrials	0	3	0	3
Brazil
Utilities	0	1,339	0	1,339
Canada
Banking & Finance	0	16	0	16
Industrials	0	85	0	85
Cayman Islands
Industrials	0	70	0	70
Utilities	0	98	0	98
Denmark
Banking & Finance	0	1,250	0	1,250
Finland
Industrials	0	6	0	6
France
Banking & Finance	0	1,007	0	1,007
Industrials	0	757	0	757
Germany
Banking & Finance	0	671	0	671
Ireland
Industrials	0	498	0	498
Italy
Utilities	0	339	0	339
Jersey, Channel Islands
Industrials	0	9	0	9
Luxembourg
Banking & Finance	0	686	4	690
Industrials	0	22	0	22
Utilities	0	1,386	0	1,386
Mexico
Industrials	0	132	0	132
Netherlands
Banking & Finance	0	303	0	303
United Kingdom
Banking & Finance	0	4,165	0	4,165
Industrials	0	1,107	0	1,107
United States
Banking & Finance	0	4,661	0	4,661
Industrials	8	3,655	0	3,663
Utilities	0	1,784	0	1,784
Non-Agency Mortgage-Backed Securities
United Kingdom	0	2,637	0	2,637
United States	0	9,172	88	9,260
Municipal Bonds & Notes
California	0	802	0	802
Illinois	0	175	0	175
Michigan	0	213	0	213
Virginia	0	354	0	354
West Virginia	0	352	0	352
Preferred Stocks
Germany
Industrials	0	1,948	0	1,948
United States
Banking & Finance	0	0	26	26
Real Estate Investment Trusts
Canada
Real Estate	248	0	0	248
United States
Financials	608	0	0	608
Real Estate	386	0	0	386
Sovereign Issues
Argentina	0	525	0	525
Brazil	0	536	0	536
Greece	0	121	0	121
Kuwait	0	396	0	396
Peru	0	87	0	87
Saudi Arabia	0	800	0	800
Spain	0	62	0	62
Venezuela	0	18	0	18
U.S. Government Agencies
United States	0	8,947	0	8,947
U.S. Treasury Obligations
United States	0	23,062	0	23,062
Short-Term Instruments
Certificates of Deposit	0	300	0	300
Repurchase Agreements	0	424	0	424
Argentina Treasury Bills	0	203	0	203
	$108,121	$253,981	$120	$352,222

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$192	$0	$0	$192

Total Investments	$108,313	$243,981	$120	$352,414

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	31	0	31
Over the counter	0	306	0	306
	$0	$337	$0	$337

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(44)	0	(44)
Over the counter	0	(288)	0	(288)

	$0	$(332)	$0	$(332)

Total Financial Derivative Instruments	$0	$5	$0	$5

Totals	$108,313	$243,986	$120	$352,419

There were no significant transfers among Levels 1, 2, or 3 during the period ended September 30, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO EqS® Long/Short Fund

September 30, 2017 (Unaudited)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 74.3%
COMMON STOCKS 52.5%
CANADA 1.0%
UTILITIES 1.0%
Fortis, Inc.	150,000	$5,383

Total Canada		5,383

GERMANY 1.3%
FINANCIALS 1.3%
Deutsche Boerse AG	65,400	7,101

Total Germany		7,101

SWITZERLAND 3.1%
CONSUMER STAPLES 1.7%
Nestle S.A.	105,000	8,814

HEALTH CARE 1.4%
Novartis AG	88,000	7,548

Total Switzerland		16,362

UNITED STATES 47.1%
CONSUMER DISCRETIONARY 4.6%
Carnival Corp.	90,000	5,811
MGM Resorts International	240,000	7,822
Newell Brands, Inc. (h)	120,000	5,120
Royal Caribbean Cruises Ltd.	50,000	5,927

		24,680

CONSUMER STAPLES 2.0%
Coca-Cola Co.	240,000	10,802

ENERGY 10.1%
Anadarko Petroleum Corp.	60,000	2,931
Continental Resources, Inc. (a)	90,000	3,475
Diamondback Energy, Inc. (a)	28,000	2,743
Enable Midstream Partners LP (h)	76,832	1,228
Kinder Morgan, Inc.	620,000	11,892
ONEOK, Inc.	240,000	13,298
Parsley Energy, Inc. ‘A’ (a)	200,000	5,268
Williams Partners LP	345,000	13,420

		54,255

FINANCIALS 9.9%
American Express Co.	65,000	5,880
Bank of America Corp.	450,000	11,403
Berkshire Hathaway, Inc. ‘B’ (a)	93,000	17,049
First Republic Bank	120,000	12,535
Synchrony Financial (h)	200,000	6,210

		53,077

HEALTH CARE 6.2%
Abbott Laboratories	150,000	8,004
Cigna Corp.	45,000	8,412
Johnson & Johnson (h)	65,000	8,451
UnitedHealth Group, Inc.	42,000	8,226

		33,093

INDUSTRIALS 6.5%
Kansas City Southern	130,000	14,129
KAR Auction Services, Inc.	195,000	9,309
Union Pacific Corp.	100,000	11,597

		35,035

INFORMATION TECHNOLOGY 6.7%
Alphabet, Inc. ‘C’ (a)	14,000	13,428
First Data Corp. ‘A’ (a)	350,000	6,314
Oracle Corp.	220,000	10,637
salesforce.com, Inc. (a)	60,000	5,605

		35,984

MATERIALS 1.1%
Vulcan Materials Co.	48,056	5,747

Total United States		252,673

Total Common Stocks (Cost $261,922)		281,519

EXCHANGE-TRADED FUNDS 5.8%
UNITED STATES 5.8%
SPDR S&P Oil & Gas Exploration & Production ETF	500,000	17,045
SPDR S&P Regional Banking ETF	250,000	14,190

Total Exchange-Traded Funds (Cost $29,822)		31,235

	PRINCIPAL AMOUNT (000S)
U.S. TREASURY OBLIGATIONS 0.6%
UNITED STATES 0.6%
U.S. Treasury Floating Rate Notes
1.227% (USBMMY3M + 0.174%) due 07/31/2018 ~	$3,200	3,205

Total U.S. Treasury Obligations (Cost $3,200)		3,205

SHORT-TERM INSTRUMENTS 15.4%
REPURCHASE AGREEMENTS (e) 0.3%
		1,620

U.S. TREASURY BILLS 14.4%
0.998% due 10/19/2017 - 01/04/2018 (b)(c)(i)(k)	77,300	77,183

U.S. TREASURY CASH MANAGEMENT BILLS 0.7%
1.043% due 01/02/2018 (c)(d)	3,500	3,491

Total Short-Term Instruments (Cost $82,294)		82,294

Total Investments in Securities (Cost $377,238)		398,253

	SHARES
INVESTMENTS IN AFFILIATES 26.5%
SHORT-TERM INSTRUMENTS 26.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 26.5%
PIMCO Short-Term Floating NAV Portfolio III	14,354,537	141,895

Total Short-Term Instruments (Cost $141,900)		141,895

Total Investments in Affiliates (Cost $141,900)		141,895

Total Investments 100.8% (Cost $519,138)		$540,148
Securities Sold Short (f) (13.0)% (Proceeds $(66,655))		(69,902)
Financial Derivative Instruments (g)(j) 0.0% (Cost or Premiums, net $(3,137)		(14)
Other Assets and Liabilities, net 12.2%		65,638

Net Assets 100.0%		$535,870

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and shares):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.

(a)	Security did not produce income within the last twelve months.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon security.

(d)	Coupon represents a yield to maturity.

Borrowings and Other Financing Transactions

(e)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	0.500%	09/29/2017	10/02/2017	$1,620	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2020	$(1,658)	$1,620	$1,620

Total Repurchase Agreements						$(1,658)	$1,620	$1,620

(f)	Securities Sold Short

Counterparty	Description	Shares	Proceeds	Payable for Short Sales (2)
	Common Stocks (11.7)%
	Brazil (0.4)%
	Industrials (0.4)%
GSC	Embraer S.A. SP - ADR	90,000	$(1,787)	$(2,040)

	Total Brazil		(1,787)	(2,040)

	Switzerland (0.8)%
	Information Technology (0.8)%
	Logitech International S.A.	115,000	(3,837)	(4,201)

	Total Switzerland		(3,837)	(4,201)

	United Kingdom (0.4)%
	Industrials (0.4)%
	Rolls-Royce Holdings PLC	200,000	(1,900)	(2,379)

	Total United Kingdom		(1,900)	(2,379)

	United States (10.1)%
	Consumer Discretionary (3.2)%
	Brunswick Corp.	88,000	(4,815)	(4,925)
FOB	Buckle, Inc.	130,430	(4,040)	(2,198)
	Gap, Inc.	50,000	(1,385)	(1,476)
GSC	Hanesbrands, Inc.	140,000	(3,513)	(3,450)
	McDonald’s Corp.	17,000	(2,658)	(2,664)
	Walt Disney Co.	25,000	(2,545)	(2,464)

			(18,956)	(17,177)

	Consumer Staples (1.1)%
	Church & Dwight Co., Inc.	50,000	(2,531)	(2,422)
	Clorox Co.	25,000	(3,351)	(3,298)

			(5,882)	(5,720)

	Energy (1.9)%
	Exxon Mobil Corp.	65,000	(5,492)	(5,329)
	Marathon Petroleum Corp.	50,000	(2,574)	(2,804)
	Plains All American Pipeline LP	100,000	(2,085)	(2,119)

			(10,151)	(10,252)

	Financials (3.2)%
	Affiliated Managers Group, Inc.	37,000	(6,144)	(7,024)
	Franklin Resources, Inc.	50,000	(2,122)	(2,236)
	Invesco Ltd.	128,000	(4,132)	(4,485)
FOB	T Rowe Price Group, Inc.	38,000	(2,724)	(3,466)

			(15,122)	(17,211)

	Health Care (0.4)%
	Community Health Systems, Inc.	290,000	(2,476)	(2,227)

	Information Technology (0.3)%
GSC	CSRA, Inc.	15,000	(486)	(490)
	Leidos Holdings, Inc.	20,000	(1,032)	(1,204)

			(1,518)	(1,694)

	Total United States		(54,105)	(54,281)

	Total Common Stocks		(61,629)	(62,901)

	Exchange-Traded Funds (1.3)%
	United States (1.3)%
FOB	VanEck Vectors Semiconductor ETF	75,000	(5,024)	(6,999)

	Total Exchange-Traded Funds		(5,024)	(6,999)

	Preferred Stocks 0.0%
	United Kingdom 0.0%
	Industrials 0.0%
GSC	Rolls Royce Group PLC ‘C’	1,455,967	(2)	(2)

	Total Preferred Stocks		(2)	(2)

Total Short Sales (13.0)%			$(66,655)	$(69,902)

(h)	Securities with an aggregate market value of $11,486 and cash of $72,970 have been pledged as collateral as of September 30, 2017 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

(1)	Includes accrued interest.
(2)	Payable for short sales includes $62 of dividends payable.

(g)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

Long Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
Euro STOXX 50 December Futures	12/2017	237	EUR	10,017	$26	$26	$0
Nikkei 225 Index December Futures	12/2017	101	JPY	9,135	360	32	(11)

					$386	$58	$(11)

Short Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
E-mini S&P 500 Index December Futures	12/2017	114	$(14,342)	$(264)	$0	$(48)

Total Futures Contracts				$122	$58	$(59)

Swap Agreements:

Credit Default Swaps on Credit Indices - Buy Protection (1)

								Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount (2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (3)	Asset	Liability
CDX.HY-27 5-Year Index	(5.000)%	Quarterly	12/20/2021	$49,500	$(3,137)	$(828)	$(3,965)	$0	$(78)

Total Swap Agreements					$(3,137)	$(828)	$(3,965)	$0	$(78)

(i)	Securities with an aggregate market value of $1,790 and cash of $1,137 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2017.

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(j)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	10/2017		$18,569	CAD	22,900	$0	$(216)
BOA	10/2017	CHF	8,480		$8,986	229	0
	10/2017		$6,373	CAD	7,953	1	0
	10/2017		8,697	CHF	8,480	60	0
	10/2017		12,742	EUR	10,837	66	0
	11/2017	CAD	7,953		$6,374	0	(1)
	11/2017	CHF	8,480		8,714	0	(60)
	11/2017	EUR	5,625		6,605	0	(54)
CBK	10/2017		$6,560	CAD	8,117	0	(54)
	10/2017		509	EUR	427	0	(5)
FBF	10/2017	EUR	11,264		$13,450	138	0
GLM	10/2017	GBP	1,340		1,734	0	(62)
HUS	10/2017	CAD	32,770		26,285	21	0
RBC	10/2017		6,200		4,979	10	0
	10/2017		$648	GBP	477	0	(8)

Total Forward Foreign Currency Contracts						$525	$(460)

(k)	Securities with an aggregate market value of $256 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2017.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Investments in Securities, at Value
Common Stocks
Canada
Utilities	$5,383	$0	$0	$5,383
Germany
Financials	0	7,101	0	7,101
Switzerland
Consumer Staples	0	8,814	0	8,814
Health Care	0	7,548	0	7,548
United States
Consumer Discretionary	24,680	0	0	24,680
Consumer Staples	10,802	0	0	10,802
Energy	54,255	0	0	54,255
Financials	53,077	0	0	53,077
Health Care	33,093	0	0	33,093
Industrials	35,035	0	0	35,035
Information Technology	35,984	0	0	35,984
Materials	5,747	0	0	5,747
Exchange-Traded Funds
United States	31,235	0	0	31,235
U.S. Treasury Obligations
United States	0	3,205	0	3,205
Short-Term Instruments
Repurchase Agreements	0	1,620	0	1,620
U.S. Treasury Bills	0	77,183	0	77,183
U.S. Treasury Cash Management Bills	0	3,491	0	3,491
	$289,291	$108,962	$0	$398,253

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$141,895	$0	$0	$141,895

Total Investments	$431,186	$108,962	$0	$540,148

Short Sales, at Value - Liabilities
Common Stocks
Brazil
Industrials	(2,040)	0	0	(2,040)
Switzerland
Information Technology	0	(4,201)	0	(4,201)
United Kingdom
Industrials	0	(2,379)	0	(2,379)
United States
Consumer Discretionary	(17,177)	0	0	(17,177)
Consumer Staples	(5,720)	0	0	(5,720)
Energy	(10,252)	0	0	(10,252)
Financials	(17,211)	0	0	(17,211)
Health Care	(2,227)	0	0	(2,227)
Information Technology	(1,694)	0	0	(1,694)
Exchange-Traded Funds
United States	(6,999)	0	0	(6,999)
United Kingdom
Industrials	0	(2)	0	(2)
	$(63,320)	$(6,582)	$0	$(69,902)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	58	0	0	58
Over the counter	0	525	0	525
	$58	$525	$0	$583

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(59)	(78)	0	(137)
Over the counter	0	(460)	0	(460)

	$(59)	$(538)	$0	$(597)

Total Financial Derivative Instruments	$(1)	$(13)	$0	$(14)

Totals	$367,865	$102,367	$0	$470,232
There were no significant transfers among Levels 1, 2, or 3 during the period ended September 30, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO RAE Fundamental Emerging Markets Fund

September 30, 2017 (Unaudited)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 99.3%
COMMON STOCKS 93.6%
AUSTRALIA 0.0%
MATERIALS 0.0%
MMG Ltd. (a)	372,000	$167

Total Australia		167

BRAZIL 9.5%
CONSUMER DISCRETIONARY 0.6%
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	270,700	1,180
Grendene S.A.	89,500	755
Guararapes Confeccoes S.A.	4,600	218
MRV Engenharia e Participacoes S.A.	300,900	1,307
Via Varejo S.A.	921,500	6,724

		10,184

CONSUMER STAPLES 0.7%
Ambev S.A. ADR	179,457	1,183
BRF S.A. (a)	146,000	2,105
JBS S.A.	1,085,500	2,913
Marfrig Global Foods S.A. (a)	1,444,500	2,951
Natura Cosmeticos S.A.	371,700	3,662

		12,814

ENERGY 1.6%
Cosan S.A. Industria e Comercio	74,100	847
Petroleo Brasileiro S.A. SP - ADR (a)	2,708,194	27,190

		28,037

FINANCIALS 4.0%
B3 SA - Brasil Bolsa Balcao	162,600	1,230
Banco Bradesco S.A. ADR	1,679,255	18,589
Banco BTG Pactual S.A.	97,886	583
Banco do Brasil S.A.	2,352,200	25,920
Itau Unibanco Holding S.A. SP - ADR ‘H’	1,660,620	22,750
Porto Seguro S.A.	70,000	832
PPLA Participations Ltd. (a)	10,876	6
Sul America S.A.	293,346	1,657

		71,567

INDUSTRIALS 0.1%
CCR S.A.	32,800	184
EcoRodovias Infraestrutura e Logistica S.A.	172,700	622
Embraer S.A. SP - ADR	24,676	558
Localiza Rent a Car S.A.	15,645	285

		1,649

MATERIALS 0.7%
Cia Siderurgica Nacional S.A. SP - ADR (a)	1,348,082	3,990
Duratex S.A.	271,300	811
Fibria Celulose S.A. SP - ADR	194,435	2,633
Gerdau S.A. SP - ADR	1,611,769	5,529

		12,963

REAL ESTATE 0.0%
BR Malls Participacoes S.A.	143,958	639
BR Properties S.A.	63,800	225

		864

TELECOMMUNICATION SERVICES 0.4%
Telefonica Brasil S.A. ADR	163,457	2,589

TIM Participacoes S.A. ADR	210,365	3,846

		6,435

UTILITIES 1.4%
AES Tiete Energia S.A.	401,200	1,806
Alupar Investimento S.A.	90,725	538
Cia de Saneamento Basico do Estado de Sao Paulo ADR	193,140	2,020
Cia de Saneamento de Minas Gerais-COPASA	127,700	1,726
Cia Energetica de Minas Gerais SP - ADR	3,863,312	9,581
CPFL Energia S.A. ADR	137,624	2,362
EDP - Energias do Brasil S.A.	206,100	985
Energisa S.A.	20,600	167
Engie Brasil Energia S.A.	63,000	721
Light S.A.	499,600	3,096
Transmissora Alianca de Energia Eletrica S.A.	163,000	1,145

		24,147

Total Brazil		168,660

CHILE 1.3%
CONSUMER DISCRETIONARY 0.0%
Ripley Corp. S.A.	809,914	772

CONSUMER STAPLES 0.2%
Cencosud S.A.	1,163,522	3,561
Cia Cervecerias Unidas S.A. SP - ADR	6,271	169

		3,730

ENERGY 0.1%
Empresas COPEC S.A.	86,301	1,125

FINANCIALS 0.2%
Banco de Chile	4,082,109	623
Banco de Credito e Inversiones	9,244	589
Banco Santander Chile ADR	45,042	1,338
Inversiones La Construccion S.A.	13,100	205
Sociedad Matriz del Banco de Chile S.A. ‘B’	1,734,105	791

		3,546

INDUSTRIALS 0.1%
Latam Airlines Group S.A. SP - ADR	118,503	1,570

MATERIALS 0.5%
Antofagasta PLC	273,884	3,489
CAP S.A.	305,654	3,190
Empresas CMPC S.A.	328,955	864
Sociedad Quimica y Minera de Chile S.A. SP - ADR	20,360	1,133

		8,676

TELECOMMUNICATION SERVICES 0.0%
Empresa Nacional de Telecomunicaciones S.A.	70,509	731

UTILITIES 0.2%
Colbun S.A.	859,160	207
Enel Americas S.A. ADR	130,244	1,331
Enel Chile S.A.	3,806,083	466
Enel Generacion Chile S.A. ADR	8,362	220
Inversiones Aguas Metropolitanas S.A.	237,683	423

		2,647

Total Chile		22,797

CHINA 20.7%
CONSUMER DISCRETIONARY 0.1%
Dongfeng Motor Group Co. Ltd. ‘H’	394,000	523
GOME Retail Holdings Ltd.	7,447,000	841
Zhongsheng Group Holdings Ltd.	706,500	1,535

		2,899

CONSUMER STAPLES 0.2%
Tingyi Cayman Islands Holding Corp.	1,734,000	2,614

Want Want China Holdings Ltd.	621,000	437

		3,051

ENERGY 2.9%
China Coal Energy Co. Ltd. ‘H’	1,470,000	697
China Oilfield Services Ltd. ‘H’	320,000	295
China Petroleum & Chemical Corp. ‘H’	19,728,400	14,869
China Shenhua Energy Co. Ltd. ‘H’	3,777,500	8,931
CNOOC Ltd.	14,004,000	18,129
PetroChina Co. Ltd. ‘H’	11,566,000	7,361
Yanzhou Coal Mining Co. Ltd. ‘H’	1,658,000	1,639

		51,921

FINANCIALS 10.9%
Agricultural Bank of China Ltd. ‘H’	33,614,000	15,131
Bank of China Ltd. ‘H’	66,991,000	33,276
Bank of Chongqing Co. Ltd. ‘H’	159,500	130
Bank of Communications Co. Ltd. ‘H’	10,101,000	7,414
China Cinda Asset Management Co. Ltd. ‘H’	2,757,000	1,020
China CITIC Bank Corp. Ltd. ‘H’	7,416,000	4,733
China Construction Bank Corp. ‘H’	73,630,000	61,514
China Everbright Bank Co. Ltd. ‘H’	3,355,000	1,554
China Huarong Asset Management Co. Ltd. ‘H’	5,306,000	2,376
China Life Insurance Co. Ltd. ‘H’	1,145,000	3,432
China Merchants Bank Co. Ltd. ‘H’	1,467,500	5,197
China Minsheng Banking Corp. Ltd. ‘H’	4,641,100	4,275
Chongqing Rural Commercial Bank Co. Ltd. ‘H’	3,898,000	2,482
CSC Financial Co. Ltd. ‘H’	410,000	379
Industrial & Commercial Bank of China Ltd. ‘H’	56,216,000	42,022
People’s Insurance Co. Group of China Ltd. ‘H’	6,178,000	2,773
Ping An Insurance Group Co. of China Ltd. ‘H’	337,000	2,603
Postal Savings Bank of China Co. Ltd. ‘H’	4,468,000	2,573

		192,884

HEALTH CARE 0.1%
China Resources Pharmaceutical Group Ltd.	1,686,000	2,006
Sihuan Pharmaceutical Holdings Group Ltd.	748,000	273

		2,279

INDUSTRIALS 1.0%
Air China Ltd. ‘H’	850,000	707
China Communications Construction Co. Ltd. ‘H’	563,000	706
China Eastern Airlines Corp. Ltd. ‘H’	352,000	174
China Energy Engineering Corp. Ltd. ‘H’	1,058,000	194
China Lesso Group Holdings Ltd.	523,000	358
China Railway Construction Corp. Ltd. ‘H’	453,000	576
China Railway Group Ltd. ‘H’	229,000	190
China Southern Airlines Co. Ltd. ‘H’	1,566,000	1,079
Dongfang Electric Corp. Ltd. ‘H’	170,800	169
Guangshen Railway Co. Ltd. ‘H’	932,000	548
Harbin Electric Co. Ltd. ‘H’	2,262,000	1,084
Qinhuangdao Port Co. Ltd. ‘H’	953,000	327
Shanghai Electric Group Co. Ltd. ‘H’	1,322,000	583
Sinopec Engineering Group Co. Ltd. ‘H’	1,310,500	1,156
Sinotrans Ltd. ‘H’	1,354,000	690
Sinotruk Hong Kong Ltd.	1,517,000	2,111
Weichai Power Co. Ltd. ‘H’	1,762,000	1,943
Yangzijiang Shipbuilding Holdings Ltd.	1,744,700	1,844
Zhejiang Expressway Co. Ltd. ‘H’	1,286,000	1,602
Zoomlion Heavy Industry Science and Technology Co Ltd ‘H’	2,635,200	1,166

		17,207

INFORMATION TECHNOLOGY 0.5%
Changyou.com Ltd. ADR (a)	29,160	1,155
Legend Holdings Corp. ‘H’	754,600	1,885
Lenovo Group Ltd.	5,846,000	3,236
Semiconductor Manufacturing International Corp. (a)	445,000	503
Sohu.com, Inc. (a)	25,475	1,387
ZTE Corp. ‘H’	66,200	218

		8,384

MATERIALS 1.1%
Angang Steel Co. Ltd. ‘H’	618,000	548
Anhui Conch Cement Co. Ltd. ‘H’	403,500	1,619
China BlueChemical Ltd. ‘H’	4,390,000	1,434
China Hongqiao Group Ltd. (a)+	872,500	0
China National Building Material Co. Ltd. ‘H’	16,948,000	11,797
China National Materials Co. Ltd. ‘H’	1,972,000	1,115
China Zhongwang Holdings Ltd.	1,274,000	653

Fosun International Ltd.	190,000	402
Jiangxi Copper Co. Ltd. ‘H’	571,000	907
Maanshan Iron & Steel Co. Ltd. ‘H’ (a)	850,000	419

		18,894

REAL ESTATE 3.1%
Agile Group Holdings Ltd.	4,516,000	6,627
Beijing Capital Land Ltd. ‘H’	442,000	247
Central China Real Estate Ltd. (a)	1,074,000	482
China Evergrande Group	2,978,000	10,443
CIFI Holdings Group Co. Ltd.	638,000	356
Country Garden Holdings Co. Ltd.	3,187,000	5,087
Fantasia Holdings Group Co. Ltd.	2,116,500	302
Future Land Development Holdings Ltd.	4,337,138	2,131
Greentown China Holdings Ltd.	2,200,500	2,655
Guangzhou R&F Properties Co. Ltd. ‘H’	2,571,000	5,971
Kaisa Group Holdings Ltd. (a)	4,364,000	3,258
KWG Property Holding Ltd.	2,657,500	2,844
Logan Property Holdings Co. Ltd.	834,000	863
Longfor Properties Co. Ltd.	412,500	1,043
Powerlong Real Estate Holdings Ltd.	3,319,000	1,694
Red Star Macalline Group Corp. Ltd. ‘H’	512,000	636
Shui On Land Ltd.	5,804,500	1,496
Sino-Ocean Group Holding Ltd.	4,636,500	3,104
SOHO China Ltd.	4,757,000	2,730
Sunac China Holdings Ltd.	349,000	1,603
Yuzhou Properties Co. Ltd.	2,057,000	1,113

		54,685

TELECOMMUNICATION SERVICES 0.4%
China Communications Services Corp. Ltd. ‘H’	3,634,000	1,876
China Telecom Corp. Ltd. ‘H’	11,158,000	5,741

		7,617

UTILITIES 0.4%
Beijing Jingneng Clean Energy Co. Ltd. ‘H’	1,436,000	402
China Longyuan Power Group Corp. Ltd. ‘H’	712,000	533
Datang International Power Generation Co. Ltd. ‘H’	6,286,000	2,018
Huadian Fuxin Energy Corp. Ltd. ‘H’	4,802,000	1,111
Huadian Power International Corp. Ltd. ‘H’	1,600,000	649
Huaneng Power International, Inc. ‘H’	3,958,000	2,453

		7,166

Total China		366,987

CYPRUS 0.0%
FINANCIALS 0.0%
Bank of Cyprus Holdings PLC (a)	49,534	163

Total Cyprus		163

GREECE 1.3%
CONSUMER DISCRETIONARY 0.2%
FF Group (a)	35,890	780
OPAP S.A.	237,133	2,508

		3,288

ENERGY 0.0%
Hellenic Petroleum S.A.	19,285	165

FINANCIALS 0.9%
Alpha Bank AE (a)	3,002,603	5,952
Eurobank Ergasias S.A. (a)	706,769	628
National Bank of Greece S.A. (a)	19,470,299	6,643
Piraeus Bank S.A. (a)	761,775	2,625

		15,848

TELECOMMUNICATION SERVICES 0.1%
Hellenic Telecommunications Organization S.A.	185,090	2,242

UTILITIES 0.1%
Holding Co. Admie IPTO S.A. (a)	297,590	647

Public Power Corp. S.A.	220,031	520

		1,167

Total Greece		22,710

HONG KONG 4.1%
CONSUMER DISCRETIONARY 0.1%
China Travel International Investment Hong Kong Ltd.	2,452,000	898
Dah Chong Hong Holdings Ltd.	1,041,000	515

		1,413

CONSUMER STAPLES 0.5%
China Agri-Industries Holdings Ltd.	2,944,000	1,374
China Resources Beer Holdings Co. Ltd.	2,436,000	6,609

		7,983

ENERGY 0.2%
Kunlun Energy Co. Ltd.	2,694,000	2,636

FINANCIALS 0.7%
BOC Hong Kong Holdings Ltd.	1,103,000	5,373
China Taiping Insurance Holdings Co. Ltd.	1,551,600	4,175
CITIC Ltd.	1,795,000	2,660
Far East Horizon Ltd.	359,000	337

		12,545

INDUSTRIALS 0.3%
China Merchants Port Holdings Co. Ltd.	340,000	1,053
COSCO SHIPPING Ports Ltd.	1,826,000	2,037
Shanghai Industrial Holdings Ltd.	896,000	2,720
Tianjin Port Development Holdings Ltd.	1,150,000	183

		5,993

MATERIALS 0.2%
China Resources Cement Holdings Ltd.	3,738,000	2,304
Shougang Fushan Resources Group Ltd.	7,462,000	1,701

		4,005

REAL ESTATE 0.7%
China Jinmao Holdings Group Ltd.	5,444,000	2,748
China Overseas Grand Oceans Group Ltd.	2,323,000	1,501
China Resources Land Ltd.	438,000	1,347
Poly Property Group Co. Ltd.	6,776,000	3,487
Shenzhen Investment Ltd.	2,516,000	1,143
Yuexiu Property Co. Ltd.	14,042,000	2,869

		13,095

TELECOMMUNICATION SERVICES 1.0%
China Mobile Ltd.	917,000	9,310
China Unicom Hong Kong Ltd.	6,170,000	8,626

		17,936

UTILITIES 0.4%
China Power International Development Ltd.	6,706,000	2,211
China Resources Power Holdings Co. Ltd.	2,320,000	4,202

		6,413

Total Hong Kong		72,019

INDIA 5.9%
CONSUMER DISCRETIONARY 0.2%
Amtek Auto Ltd. (a)	577,586	205
Tata Motors Ltd.	452,177	2,803

		3,008

ENERGY 0.6%
Bharat Petroleum Corp. Ltd.	24,108	175
Coal India Ltd.	404,205	1,679
Hindustan Petroleum Corp. Ltd.	179,020	1,179
Indian Oil Corp. Ltd.	162,757	997
Oil & Natural Gas Corp. Ltd.	1,289,721	3,390

Oil India Ltd.	176,593	958
Reliance Industries Ltd.	168,652	2,020

		10,398

FINANCIALS 1.9%
Allahabad Bank	1,720,447	1,741
Andhra Bank (a)	2,303,024	1,980
Bank of Baroda	565,217	1,196
Bank of India	944,047	1,996
Canara Bank	628,172	2,971
ICICI Bank Ltd.	576,890	2,451
IDBI Bank Ltd. (a)	514,150	413
Indian Bank	314,450	1,266
Oriental Bank of Commerce (a)	1,226,645	2,234
Power Finance Corp. Ltd.	985,871	1,847
Punjab National Bank (a)	1,543,379	3,070
Rural Electrification Corp. Ltd.	1,459,005	3,426
State Bank of India	1,332,992	5,200
Syndicate Bank	990,920	947
UCO Bank (a)	542,251	248
Union Bank of India	1,263,522	2,461

		33,447

HEALTH CARE 0.0%
Piramal Enterprises Ltd.	12,922	524

INDUSTRIALS 0.5%
Adani Enterprises Ltd.	769,550	1,369
Bharat Heavy Electricals Ltd.	809,951	1,044
Bharat Heavy Electricals Ltd.	404,976	512
GMR Infrastructure Ltd. (a)	605,816	154
Jaiprakash Associates Ltd. (a)	22,855,257	6,366

		9,445

MATERIALS 2.3%
Grasim Industries Ltd.	34,569	602
Hindalco Industries Ltd.	2,026,601	7,494
Jindal Steel & Power Ltd. (a)	2,951,696	6,126
JSW Steel Ltd.	484,329	1,853
National Aluminium Co. Ltd.	805,510	967
NMDC Ltd.	480,973	870
Steel Authority of India Ltd.	2,074,124	1,707
Tata Chemicals Ltd.	127,407	1,259
Tata Steel Ltd.	1,106,944	11,081
Vedanta Ltd.	944,573	4,575
Vedanta Resources PLC	325,192	3,805

		40,339

REAL ESTATE 0.0%
DLF Ltd.	104,717	266

TELECOMMUNICATION SERVICES 0.1%
Bharti Airtel Ltd.	56,464	336
Reliance Communications Ltd. (a)	6,129,464	1,803

		2,139

UTILITIES 0.3%
Adani Power Ltd. (a)	509,410	231
CESC Ltd.	15,099	229
Jaiprakash Power Ventures Ltd. (a)	1,108,102	121
NHPC Ltd.	2,391,330	995
NTPC Ltd.	234,987	602
Reliance Infrastructure Ltd.	150,872	1,077
Tata Power Co. Ltd.	1,863,958	2,229

		5,484

Total India		105,050

INDONESIA 1.2%
CONSUMER DISCRETIONARY 0.1%
Astra International Tbk PT	1,699,900	998

CONSUMER STAPLES 0.1%
Indofood Sukses Makmur Tbk PT	1,501,200	940

ENERGY 0.5%
Adaro Energy Tbk PT	19,277,600	2,617
Bumi Resources Tbk PT (a)	43,874,500	650
Indo Tambangraya Megah Tbk PT	1,424,500	2,143
Tambang Batubara Bukit Asam Persero Tbk PT	1,837,118	1,426
United Tractors Tbk PT	1,331,500	3,163

		9,999

FINANCIALS 0.2%
Bank Danamon Indonesia Tbk PT	1,293,600	500
Bank Mandiri Persero Tbk PT	3,540,000	1,769
Bank Negara Indonesia Persero Tbk PT	2,575,900	1,416
Bank Rakyat Indonesia Persero Tbk PT	1,243,700	1,412

		5,097

INDUSTRIALS 0.0%
Berlian Laju Tanker Tbk PT +(a)	707,200	0

MATERIALS 0.1%
Indah Kiat Pulp & Paper Corp. Tbk PT	782,000	243
Indocement Tunggal Prakarsa Tbk PT	118,600	167
Semen Indonesia Persero Tbk PT	965,100	726
Vale Indonesia Tbk PT (a)	2,992,900	576

		1,712

TELECOMMUNICATION SERVICES 0.1%
Telekomunikasi Indonesia Persero Tbk PT	2,774,200	965

UTILITIES 0.1%
Perusahaan Gas Negara Persero Tbk	7,851,500	919

Total Indonesia		20,630

MALAYSIA 0.8%
CONSUMER DISCRETIONARY 0.1%
DRB-Hicom Bhd.	1,982,600	767
Genting Bhd.	324,200	734
UMW Holdings Bhd. (a)	168,300	221

		1,722

CONSUMER STAPLES 0.1%
British American Tobacco Malaysia Bhd.	35,100	363
Felda Global Ventures Holdings Bhd.	1,229,400	493

		856

ENERGY 0.0%
Sapura Energy Bhd.	840,000	303

FINANCIALS 0.4%
Alliance Bank Malaysia Bhd.	556,300	514
AMMB Holdings Bhd.	958,700	991
CIMB Group Holdings Bhd.	1,213,900	1,813
Malayan Banking Bhd.	1,011,700	2,285
Public Bank Bhd.	152,800	740
RHB Bank Bhd.	620,900	741

		7,084

INDUSTRIALS 0.1%
AirAsia Bhd.	741,800	607
Sime Darby Bhd.	213,900	457

		1,064

REAL ESTATE 0.0%
Sunway Bhd.	501,433	219

TELECOMMUNICATION SERVICES 0.0%
Axiata Group Bhd.	279,000	347

Telekom Malaysia Bhd.	214,200	330

		677

UTILITIES 0.1%
Malakoff Corp. Bhd.	1,163,200	295
Tenaga Nasional Bhd.	228,000	774
YTL Corp. Bhd.	2,035,100	656
YTL Power International Bhd.	1,045,700	339

		2,064

Total Malaysia		13,989

MEXICO 1.2%
CONSUMER STAPLES 0.1%
Coca-Cola Femsa S.A.B. de C.V. SP - ADR	9,294	717
Fomento Economico Mexicano S.A.B. de C.V. SP - ADR	5,454	521

		1,238

FINANCIALS 0.2%
Grupo Elektra S.A.B. de C.V.	69,000	3,126
Grupo Financiero Santander Mexico S.A.B. de C.V. ADR ‘B’	125,946	1,271

		4,397

INDUSTRIALS 0.1%
Alfa S.A.B. de C.V. ‘A’	1,181,600	1,489

MATERIALS 0.3%
Cemex S.A.B. de C.V. SP - ADR (a)	532,075	4,831
Grupo Mexico S.A.B. de C.V. ‘B’	135,799	416
Industrias Penoles S.A.B. de C.V.	30,355	756

		6,003

TELECOMMUNICATION SERVICES 0.5%
America Movil S.A.B. de C.V. SP - ADR ‘L’	447,666	7,946

Total Mexico		21,073

PHILIPPINES 0.1%
INDUSTRIALS 0.0%
Alliance Global Group, Inc.	1,002,000	316

TELECOMMUNICATION SERVICES 0.1%
PLDT, Inc.	58,815	1,921

Total Philippines		2,237

POLAND 2.8%
ENERGY 0.3%
Grupa Lotos S.A.	116,091	1,902
Polski Koncern Naftowy ORLEN S.A.	36,241	1,209
Polskie Gornictwo Naftowe i Gazownictwo S.A.	780,963	1,454

		4,565

FINANCIALS 0.6%
Bank Handlowy w Warszawie S.A.	33,170	629
Bank Pekao S.A.	62,238	2,185
Getin Noble Bank S.A. (a)	1,179,338	469
Powszechna Kasa Oszczednosci Bank Polski S.A.	394,997	3,829
Powszechny Zaklad Ubezpieczen S.A.	338,829	4,276

		11,388

INFORMATION TECHNOLOGY 0.1%
Asseco Poland S.A.	96,012	1,219

MATERIALS 0.8%
Jastrzebska Spolka Weglowa S.A.	75,863	2,006
KGHM Polska Miedz S.A.	370,737	11,943

Synthos S.A.	645,623	910

		14,859

TELECOMMUNICATION SERVICES 0.2%
Orange Polska S.A.	1,771,594	2,570

UTILITIES 0.8%
Enea S.A.	480,015	1,947
Energa S.A.	964,165	3,544
PGE Polska Grupa Energetyczna S.A.	1,400,226	5,107
Tauron Polska Energia S.A.	3,392,342	3,486

		14,084

Total Poland		48,685

RUSSIA 9.5%
CONSUMER STAPLES 0.3%
X5 Retail Group NV GDR (a)	95,556	4,289

ENERGY 5.5%
Gazprom Neft PJSC SP - ADR	55,312	1,091
Gazprom PJSC SP - ADR	8,650,425	36,297
Lukoil PJSC SP - ADR	532,323	28,232
Rosneft Oil, Co. PJSC GDR	1,229,608	6,842
Surgutneftegas OJSC SP - ADR	4,399,572	22,297
Tatneft PJSC SP - ADR	55,365	2,369
TMK PJSC	366,980	438

		97,566

FINANCIALS 0.5%
Sberbank of Russia PJSC SP - ADR	537,893	7,670
VTB Bank PJSC GDR	609,706	1,313

		8,983

INDUSTRIALS 0.3%
Aeroflot PJSC	1,400,060	4,476

INFORMATION TECHNOLOGY 0.0%
Mail.Ru Group Ltd. SP - GDR (a)	12,364	408

MATERIALS 1.3%
Alrosa PJSC	225,721	320
Evraz PLC	1,078,685	4,530
Magnitogorsk Iron & Steel Works PJSC	1,001,400	751
Mechel PJSC SP - ADR	609,989	3,154
MMC Norilsk Nickel PJSC ADR	590,881	10,181
Novolipetsk Steel PJSC GDR	60,548	1,377
PhosAgro PJSC GDR	53,265	759
Severstal PJSC GDR	173,806	2,601

		23,673

REAL ESTATE 0.0%
LSR Group PJSC GDR	44,940	132

TELECOMMUNICATION SERVICES 1.0%
MegaFon PJSC SP - GDR	307,187	3,534
Mobile TeleSystems PJSC	1,790,090	8,738
Rostelecom PJSC	1,793,750	2,161
Sistema PJSC FC SP - GDR	582,121	2,794

		17,227

UTILITIES 0.6%
Federal Grid Co. Unified Energy System PJSC	857,770,000	2,556
Inter RAO UES PJSC	15,394,000	999
Mosenergo PJSC	8,955,000	470
Rosseti PJSC	216,969,012	3,811
RusHydro PJSC	202,588,000	3,024

Unipro PJSC	10,847,000	456

		11,316

Total Russia		168,070

SOUTH AFRICA 5.4%
CONSUMER DISCRETIONARY 0.2%
Imperial Holdings Ltd.	167,110	2,361
Tsogo Sun Holdings Ltd.	233,065	348

		2,709

CONSUMER STAPLES 0.0%
Massmart Holdings Ltd.	67,450	556

ENERGY 0.1%
Exxaro Resources Ltd.	250,572	2,282

FINANCIALS 1.8%
Barclays Africa Group Ltd.	583,782	5,992
FirstRand Ltd.	525,280	2,020
Investec Ltd.	439,515	3,181
Liberty Holdings Ltd.	396,855	3,084
MMI Holdings Ltd.	903,501	1,158
Nedbank Group Ltd.	267,639	4,005
Sanlam Ltd.	254,704	1,272
Standard Bank Group Ltd.	861,263	10,048

		30,760

HEALTH CARE 0.1%
Life Healthcare Group Holdings Ltd.	494,880	865
Netcare Ltd.	468,221	825

		1,690

INDUSTRIALS 0.3%
Barloworld Ltd.	569,979	5,242
Bidvest Group Ltd.	10,708	136

		5,378

MATERIALS 1.9%
African Rainbow Minerals Ltd.	245,270	1,849
AngloGold Ashanti Ltd. SP - ADR	65,410	608
Assore Ltd.	18,549	380
Gold Fields Ltd. SP - ADR	1,106,076	4,767
Harmony Gold Mining Co. Ltd. SP - ADR	106,800	196
Impala Platinum Holdings Ltd. (a)	511,029	1,172
Kumba Iron Ore Ltd.	440,298	7,170
Lonmin PLC (a)	465,481	440
Mondi Ltd.	124,414	3,322
Nampak Ltd. (a)	1,499,262	1,949
Sappi Ltd.	245,656	1,673
Sasol Ltd.	353,298	9,668
Sibanye-Stillwater	557,475	626

		33,820

TELECOMMUNICATION SERVICES 1.0%
MTN Group Ltd.	1,514,702	13,927
Telkom S.A. SOC Ltd.	583,923	2,557
Vodacom Group Ltd.	123,880	1,474

		17,958

Total South Africa		95,153

SOUTH KOREA 17.3%
CONSUMER DISCRETIONARY 3.0%
CJ O Shopping Co. Ltd.	11,037	1,909
Hankook Tire Co. Ltd.	11,935	628
Hyundai Department Store Co. Ltd.	8,161	630
Hyundai Mobis Co. Ltd.	7,189	1,509
Hyundai Motor Co.	143,434	18,869
Hyundai Wia Corp.	14,220	812
Kia Motors Corp.	204,064	5,646
Kumho Tire Co., Inc. (a)	290,730	1,520
LG Electronics, Inc.	188,844	13,639
LOTTE Himart Co. Ltd.	11,174	642

Lotte Shopping Co. Ltd.	21,872	4,730
Mando Corp.	2,418	539
Shinsegae, Inc.	8,833	1,504

		52,577

CONSUMER STAPLES 0.3%
CJ CheilJedang Corp.	442	137
E-MART, Inc.	16,700	3,046
Hite Jinro Co. Ltd.	53,030	1,219
Lotte Chilsung Beverage Co. Ltd.	126	150

		4,552

ENERGY 0.1%
GS Holdings Corp.	27,339	1,570
SK Innovation Co. Ltd.	6,086	1,061

		2,631

FINANCIALS 4.2%
BNK Financial Group, Inc.	248,726	2,175
DGB Financial Group, Inc.	307,513	2,822
Hana Financial Group, Inc.	350,852	14,556
Hanwha Life Insurance Co. Ltd.	574,316	3,440
Hyundai Marine & Fire Insurance Co. Ltd.	44,421	1,762
Industrial Bank of Korea	395,324	4,984
JB Financial Group Co. Ltd.	217,160	1,140
KB Financial Group, Inc.	245,026	12,055
Korea Investment Holdings Co. Ltd.	3,040	163
Meritz Fire & Marine Insurance Co. Ltd.	7,920	171
Mirae Asset Life Insurance Co. Ltd.	245,706	1,072
Samsung Card Co. Ltd.	37,678	1,215
Samsung Fire & Marine Insurance Co. Ltd.	2,435	597
Samsung Life Insurance Co. Ltd.	42,342	4,185
Shinhan Financial Group Co. Ltd.	266,514	11,779
Tongyang Life Insurance Co. Ltd.	124,780	834
Woori Bank	755,725	11,798

		74,748

INDUSTRIALS 1.6%
Asiana Airlines, Inc. (a)	358,440	1,324
CJ Corp.	15,922	2,376
Daewoo Engineering & Construction Co. Ltd. (a)	27,930	176
Daewoo Shipbuilding & Marine Engineering Co. Ltd. +	11,015	0
Doosan Bobcat, Inc.	5,515	176
Doosan Corp.	21,971	2,730
Doosan Heavy Industries & Construction Co. Ltd.	143,044	2,143
Doosan Infracore Co. Ltd. (a)	491,668	3,539
Hanwha Corp.	58,525	2,256
Hyundai Construction Equipment Co. Ltd. (a)	1,184	387
Hyundai Electric & Energy System Co. Ltd. (a)	1,226	246
Hyundai Engineering & Construction Co. Ltd.	24,174	812
KCC Corp.	852	279
Korean Air Lines Co. Ltd. (a)	157,872	4,256
LS Corp.	49,679	3,428
Samsung Heavy Industries Co. Ltd.	111,555	1,095
SK Networks Co. Ltd.	358,252	2,260

		27,483

INFORMATION TECHNOLOGY 4.8%
Hyundai Robotics Co. Ltd. (a)	3,980	1,486
LG Display Co. Ltd.	191,945	5,142
LG Innotek Co. Ltd.	3,182	430
Samsung Electro-Mechanics Co. Ltd.	12,825	1,146
Samsung Electronics Co. Ltd.	30,745	69,183
Samsung SDI Co. Ltd.	1,069	186
SK Hynix, Inc.	109,074	7,955

		85,528

MATERIALS 1.5%
Dongkuk Steel Mill Co. Ltd.	222,411	2,085
Hyundai Steel Co.	60,871	2,817
Kolon Industries, Inc.	17,827	1,104
LG Chem Ltd.	1,144	393
POSCO	74,255	20,634

Taekwang Industrial Co. Ltd.	158	155

		27,188

TELECOMMUNICATION SERVICES 1.4%
KT Corp. SP - ADR	845,385	11,726
LG Uplus Corp.	496,068	5,792
SK Telecom Co. Ltd. SP - ADR	287,249	7,063

		24,581

UTILITIES 0.4%
Korea Electric Power Corp.	147,852	5,024
Korea Gas Corp.	71,928	2,648

		7,672

Total South Korea		306,960

TAIWAN 7.8%
CONSUMER DISCRETIONARY 0.3%
Cheng Shin Rubber Industry Co. Ltd.	429,000	859
Far Eastern Department Stores Ltd.	1,029,000	518
Formosa Taffeta Co. Ltd.	360,000	362
Pou Chen Corp.	1,179,000	1,482
Ruentex Industries Ltd.	655,000	973
Yulon Motor Co. Ltd.	825,000	707

		4,901

CONSUMER STAPLES 0.1%
Uni-President Enterprises Corp.	999,640	2,096

FINANCIALS 1.6%
Cathay Financial Holding Co. Ltd.	1,807,000	2,880
Chailease Holding Co. Ltd.	239,000	577
China Development Financial Holding Corp.	5,474,000	1,645
China Life Insurance Co. Ltd.	4,674,608	4,408
CTBC Financial Holding Co. Ltd.	2,144,000	1,346
First Financial Holding Co. Ltd.	1,021,020	656
Fubon Financial Holding Co. Ltd.	1,390,000	2,172
Hua Nan Financial Holdings Co. Ltd.	1,911,995	1,038
Mega Financial Holding Co. Ltd.	2,917,658	2,284
Mercuries Life Insurance Co. Ltd. (a)	1,603,717	800
Shanghai Commercial & Savings Bank Ltd.	998,664	1,129
Shin Kong Financial Holding Co. Ltd.	10,464,903	3,140
SinoPac Financial Holdings Co. Ltd.	6,831,622	2,047
Taishin Financial Holding Co. Ltd.	4,076,719	1,757
Taiwan Business Bank	4,044,552	1,103
Taiwan Cooperative Financial Holding Co. Ltd.	679,501	351
Yuanta Financial Holding Co. Ltd.	2,081,000	897

		28,230

INDUSTRIALS 0.3%
China Airlines Ltd. (a)	2,806,000	1,060
Far Eastern New Century Corp.	3,344,520	2,652
Taiwan High Speed Rail Corp.	662,000	525
Teco Electric and Machinery Co. Ltd.	856,000	768

		5,005

INFORMATION TECHNOLOGY 4.8%
Acer, Inc.	4,036,000	2,020
Advanced Semiconductor Engineering, Inc.	833,580	1,022
Asustek Computer, Inc.	439,000	3,618
AU Optronics Corp.	13,891,000	5,583
Catcher Technology Co. Ltd.	27,000	253
Chicony Electronics Co. Ltd.	71,000	169
Compal Electronics, Inc.	5,628,000	4,003
Foxconn Technology Co. Ltd.	102,000	295
Hon Hai Precision Industry Co. Ltd.	3,342,145	11,607
HTC Corp.	1,695,000	4,249
Innolux Corp.	17,552,000	8,216
Inventec Corp.	1,702,000	1,260
Lite-On Technology Corp.	2,217,035	3,176
MediaTek, Inc.	327,000	3,077
Novatek Microelectronics Corp.	254,000	957
Pegatron Corp.	315,000	820
Powertech Technology, Inc.	348,000	1,006
Quanta Computer, Inc.	1,089,000	2,512
Siliconware Precision Industries Co. Ltd.	564,000	902
Synnex Technology International Corp.	1,249,650	1,502

Taiwan Semiconductor Manufacturing Co. Ltd. SP - ADR	249,873	9,383
TPK Holding Co. Ltd.	1,371,000	4,438
Unimicron Technology Corp.	3,019,000	1,631
United Microelectronics Corp.	14,079,000	7,054
Wistron Corp.	5,132,229	4,116
WPG Holdings Ltd.	1,422,000	1,895
Yageo Corp.	185,938	1,295
Zhen Ding Technology Holding Ltd.	127,000	258

		86,317

MATERIALS 0.5%
Asia Cement Corp.	2,201,000	1,944
China Steel Corp.	2,797,000	2,249
Formosa Chemicals & Fibre Corp.	153,000	466
Nan Ya Plastics Corp.	284,000	701
Taiwan Cement Corp.	2,810,000	3,137

		8,497

REAL ESTATE 0.1%
Farglory Land Development Co. Ltd.	297,000	335
Highwealth Construction Corp.	437,000	581

		916

TELECOMMUNICATION SERVICES 0.1%
Chunghwa Telecom Co. Ltd.	617,000	2,126
Far EasTone Telecommunications Co. Ltd.	178,000	423

		2,549

Total Taiwan		138,511

THAILAND 2.4%
CONSUMER STAPLES 0.0%
Charoen Pokphand Foods PCL	385,300	310

ENERGY 0.9%
Banpu PCL	4,757,200	2,515
IRPC PCL	997,900	189
PTT Exploration & Production PCL	1,988,700	5,345
PTT PCL	637,300	7,804

		15,853

FINANCIALS 1.0%
Bangkok Bank PCL	807,700	4,523
Kasikornbank PCL	439,500	2,733
Krung Thai Bank PCL	4,588,575	2,590
Siam Commercial Bank PCL	761,400	3,501
Thanachart Capital PCL	1,959,600	2,867
Tisco Financial Group PCL	172,200	398
TMB Bank PCL	2,431,300	184

		16,796

INDUSTRIALS 0.2%
Thai Airways International PCL (a)	8,006,000	4,376

MATERIALS 0.1%
PTT Global Chemical PCL	734,500	1,698

REAL ESTATE 0.0%
Pruksa Holding PCL	235,200	166

TELECOMMUNICATION SERVICES 0.2%
Total Access Communication PCL	2,102,900	3,598

Total Thailand		42,797

TURKEY 2.3%
CONSUMER DISCRETIONARY 0.1%
Arcelik A/S	96,715	617

Vestel Elektronik Sanayi ve Ticaret A/S (a)	154,055	325

		942

CONSUMER STAPLES 0.1%
Anadolu Efes Biracilik Ve Malt Sanayii A/S	68,830	404
Migros Ticaret A/S	250,990	1,813

		2,217

ENERGY 0.0%
Tupras Turkiye Petrol Rafinerileri A/S	25,120	857

FINANCIALS 1.5%
Akbank Turk A/S	966,370	2,550
Haci Omer Sabanci Holding A/S	2,170,190	6,103
Sekerbank TAS (a)	388,320	158
Turkiye Garanti Bankasi A/S	1,179,270	3,204
Turkiye Halk Bankasi A/S	1,372,280	4,667
Turkiye Is Bankasi ‘C’	3,073,730	5,849
Turkiye Vakiflar Bankasi TAO ‘D’	1,461,740	2,573
Yapi ve Kredi Bankasi A/S	1,484,800	1,802

		26,906

INDUSTRIALS 0.3%
KOC Holding A/S	301,000	1,381
TAV Havalimanlari Holding A/S	56,872	282
Turk Hava Yollari AO (a)	1,268,990	3,116
Turkiye Sise ve Cam Fabrikalari A/S	426,883	491

		5,270

MATERIALS 0.2%
Eregli Demir ve Celik Fabrikalari TAS	1,329,725	2,885

TELECOMMUNICATION SERVICES 0.1%
Turk Telekomunikasyon A/S	782,980	1,494
Turkcell Iletisim Hizmetleri A/S	235,404	837

		2,331

Total Turkey		41,408

Total Common Stocks (Cost $1,288,201)		1,658,066

PREFERRED STOCKS 5.7%
BRAZIL 5.2%
BANKING & FINANCE 0.2%
Banco do Estado do Rio Grande do Sul S.A.	534,600	2,978
Itausa - Investimentos Itau S.A.	181,300	631

		3,609

INDUSTRIALS 3.9%
Braskem S.A.	218,000	2,921
Cia Brasileira de Distribuicao	384,600	9,108
Metalurgica Gerdau S.A.	7,157,100	11,954
Suzano Papel e Celulose S.A.	152,300	880
Usinas Siderurgicas de Minas Gerais S.A.	831,800	2,043
Vale S.A.	4,592,100	42,830

		69,736

UTILITIES 1.1%
Centrais Eletricas Brasileiras S.A.	817,600	5,858
Cia de Gas de Sao Paulo - COMGAS	32,100	559
Cia de Saneamento do Parana	433,600	1,481
Cia de Transmissao de Energia Eletrica Paulista	31,000	669
Cia Energetica de Sao Paulo	839,600	3,825
Cia Paranaense de Energia	373,600	3,330
Eletropaulo Metropolitana Eletricidade de Sao Paulo S.A.	791,822	3,168

		18,890

Total Brazil		92,235

RUSSIA 0.5%
UTILITIES 0.5%
Bashneft PJSC	70,264	1,545

Transneft PJSC	2,006	6,186

		7,731

Total Russia		7,731

Total Preferred Stocks (Cost $44,391)		99,966

REAL ESTATE INVESTMENT TRUSTS 0.0%
SOUTH AFRICA 0.0%
REAL ESTATE 0.0%
Growthpoint Properties Ltd.	82,427	148

Total Real Estate Investment Trusts (Cost $151)		148

RIGHTS 0.0%
REPUBLIC OF KOREA 0.0%
INDUSTRIALS 0.0%
Hyundai Construction Equipment - Exp. 11/07/2017	370	32
Hyundai Electric & Energy System Co. Ltd. - Exp. 11/10/2017	380	14

		46

Total Rights (Cost $0)		46

WARRANTS 0.0%
MALAYSIA 0.0%
CONSUMER DISCRETIONARY 0.0%
Sunway Bhd - Exp. 12/31/2024	64,470	0

Total Warrants (Cost $0)		0

Total Investments in Securities (Cost $1,332,743)		1,758,226

Total Investments 99.3% (Cost $1,332,743)		$1,758,226
Other Assets and Liabilities, net 0.7%		13,187

Net Assets 100.0%		$1,771,413

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

+	Security valued using significant unobservable inputs (Level 3).

(a)	Security did not produce income within the last twelve months.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Investments in Securities, at Value
Common Stocks
Australia
Materials	$0	$167	$0	$167
Brazil
Consumer Discretionary	10,184	0	0	10,184
Consumer Staples	12,814	0	0	12,814
Energy	28,037	0	0	28,037
Financials	71,567	0	0	71,567
Industrials	1,649	0	0	1,649
Materials	12,963	0	0	12,963
Real Estate	864	0	0	864
Telecommunication Services	6,435	0	0	6,435
Utilities	24,147	0	0	24,147
Chile
Consumer Discretionary	772	0	0	772
Consumer Staples	169	3,561	0	3,730
Energy	0	1,125	0	1,125
Financials	3,546	0	0	3,546
Industrials	1,570	0	0	1,570
Materials	1,997	6,679	0	8,676
Telecommunication Services	731	0	0	731
Utilities	2,647	0	0	2,647
China
Consumer Discretionary	0	2,899	0	2,899
Consumer Staples	0	3,051	0	3,051
Energy	0	51,921	0	51,921
Financials	0	192,884	0	192,884
Health Care	0	2,279	0	2,279
Industrials	1,524	15,683	0	17,207
Information Technology	2,542	5,842	0	8,384
Materials	0	18,894	0	18,894
Real Estate	636	54,049	0	54,685
Telecommunication Services	0	7,617	0	7,617
Utilities	0	7,166	0	7,166
Cyprus
Financials	163	0	0	163
Greece
Consumer Discretionary	3,288	0	0	3,288
Energy	0	165	0	165
Financials	0	15,848	0	15,848
Telecommunication Services	0	2,242	0	2,242
Utilities	647	520	0	1,167
Hong Kong
Consumer Discretionary	0	1,413	0	1,413
Consumer Staples	0	7,983	0	7,983
Energy	0	2,636	0	2,636
Financials	0	12,545	0	12,545
Industrials	0	5,993	0	5,993
Materials	0	4,005	0	4,005
Real Estate	0	13,095	0	13,095
Telecommunication Services	0	17,936	0	17,936
Utilities	0	6,413	0	6,413
India
Consumer Discretionary	0	3,008	0	3,008
Energy	0	10,398	0	10,398
Financials	0	33,447	0	33,447
Health Care	0	524	0	524
Industrials	0	9,445	0	9,445
Materials	0	40,339	0	40,339
Real Estate	0	266	0	266
Telecommunication Services	0	2,139	0	2,139
Utilities	121	5,363	0	5,484
Indonesia
Consumer Discretionary	0	998	0	998
Consumer Staples	0	940	0	940
Energy	3,163	6,836	0	9,999
Financials	0	5,097	0	5,097
Materials	410	1,302	0	1,712
Telecommunication Services	0	965	0	965
Utilities	0	919	0	919
Malaysia
Consumer Discretionary	0	1,722	0	1,722
Consumer Staples	363	493	0	856
Energy	0	303	0	303
Financials	514	6,570	0	7,084
Industrials	0	1,064	0	1,064
Real Estate	0	219	0	219
Telecommunication Services	0	677	0	677
Utilities	339	1,725	0	2,064
Mexico
Consumer Staples	1,238	0	0	1,238
Financials	4,397	0	0	4,397
Industrials	1,489	0	0	1,489
Materials	6,003	0	0	6,003
Telecommunication Services	7,946	0	0	7,946
Philippines
Industrials	0	316	0	316
Telecommunication Services	0	1,921	0	1,921
Poland
Energy	0	4,565	0	4,565
Financials	469	10,919	0	11,388
Information Technology	0	1,219	0	1,219
Materials	2,006	12,853	0	14,859
Telecommunication Services	0	2,570	0	2,570
Utilities	5,433	8,651	0	14,084
Russia
Consumer Staples	4,289	0	0	4,289
Energy	1,742	95,824	0	97,566
Financials	0	8,983	0	8,983
Industrials	4,476	0	0	4,476
Information Technology	408	0	0	408
Materials	5,775	17,898	0	23,673
Real Estate	132	0	0	132
Telecommunication Services	2,957	14,270	0	17,227
Utilities	1,469	9,847	0	11,316
South Africa
Consumer Discretionary	0	2,709	0	2,709
Consumer Staples	556	0	0	556
Energy	0	2,282	0	2,282
Financials	4,339	26,421	0	30,760
Health Care	0	1,690	0	1,690
Industrials	5,242	136	0	5,378
Materials	11,222	22,598	0	33,820
Telecommunication Services	2,557	15,401	0	17,958
South Korea
Consumer Discretionary	1,504	51,073	0	52,577
Consumer Staples	0	4,552	0	4,552
Energy	0	2,631	0	2,631
Financials	0	74,748	0	74,748
Industrials	246	27,237	0	27,483
Information Technology	0	85,528	0	85,528
Materials	155	27,033	0	27,188
Telecommunication Services	18,789	5,792	0	24,581
Utilities	0	7,672	0	7,672
Taiwan
Consumer Discretionary	0	4,901	0	4,901
Consumer Staples	0	2,096	0	2,096
Financials	1,129	27,101	0	28,230
Industrials	0	5,005	0	5,005
Information Technology	9,383	76,934	0	86,317
Materials	0	8,497	0	8,497
Real Estate	0	916	0	916
Telecommunication Services	0	2,549	0	2,549
Thailand
Consumer Staples	0	310	0	310
Energy	0	15,853	0	15,853
Financials	0	16,796	0	16,796
Industrials	0	4,376	0	4,376
Materials	0	1,698	0	1,698
Real Estate	0	166	0	166
Telecommunication Services	0	3,598	0	3,598
Turkey
Consumer Discretionary	0	942	0	942
Consumer Staples	0	2,217	0	2,217
Energy	0	857	0	857
Financials	0	26,906	0	26,906
Industrials	0	5,270	0	5,270
Materials	0	2,885	0	2,885
Telecommunication Services	0	2,331	0	2,331
Preferred Stocks
Brazil
Banking & Finance	3,609	0	0	3,609
Industrials	69,736	0	0	69,736
Utilities	18,890	0	0	18,890
Russia
Utilities	0	7,731	0	7,731
Real Estate Investment Trusts
South Africa
Real Estate	0	148	0	148
Rights
Republic of Korea
Industrials	0	46	0	46

Total Investments	$391,388	$1,366,838	$0	$1,758,226

There were no significant transfers among Levels 1, 2, or 3 during the period ended September 30, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO RAE Fundamental Global Fund

September 30, 2017 (Unaudited)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 102.3%
MUTUAL FUNDS (a) 102.3%
UNITED STATES 102.3%
PIMCO RAE Fundamental Emerging Markets Fund	4,181,504	$48,965
PIMCO RAE Fundamental International Fund	18,828,113	207,486
PIMCO RAE Fundamental U.S. Fund	14,650,563	161,596

Total Mutual Funds (Cost $346,313)		418,047

Total Investments in Affiliates (Cost $346,313)		418,047

Total Investments 102.3% (Cost $346,313)		$418,047
Other Assets and Liabilities, net (2.3)%		(9,576)

Net Assets 100.0%		$408,471

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Institutional Class Shares of each Fund.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Mutual Funds
United States	$418,047	$0	$0	$418,047

Total Investments	$418,047	$0	$0	$418,047

There were no significant transfers among Levels 1, 2, or 3 during the period ended September 30, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO RAE Fundamental Global ex-US Fund

September 30, 2017 (Unaudited)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 99.7%
MUTUAL FUNDS (a) 99.7%
UNITED STATES 99.7%
PIMCO RAE Fundamental Emerging Markets Fund	1,413,158	16,548
PIMCO RAE Fundamental International Fund	6,360,942	70,098

Total Mutual Funds (Cost $75,935)		86,646

Total Investments in Affiliates (Cost $75,935)		86,646

Total Investments 99.7% (Cost $75,935)		$86,646
Other Assets and Liabilities, net 0.3%		237

Net Assets 100.0%		$86,883

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Institutional Class Shares of each Fund.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Mutual Funds
United States	$86,646	$0	$0	$86,646

Total Investments	$86,646	$0	$0	$86,646

There were no significant transfers among Levels 1, 2, or 3 during the period ended September 30, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO RAE Fundamental International Fund

September 30, 2017 (Unaudited)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 99.5%
COMMON STOCKS 98.7%
AUSTRALIA 6.6%
CONSUMER DISCRETIONARY 0.1%
Crown Resorts Ltd.	9,745	$87
Myer Holdings Ltd.	209,163	127
Tabcorp Holdings Ltd.	46,865	157

		371

CONSUMER STAPLES 0.7%
Coca-Cola Amatil Ltd.	27,163	165
Metcash Ltd.	202,487	408
Wesfarmers Ltd.	35,371	1,148
Woolworths Ltd.	81,745	1,619

		3,340

ENERGY 0.3%
Origin Energy Ltd.	63,746	375
Whitehaven Coal Ltd. (a)	35,130	102
Woodside Petroleum Ltd.	20,155	462
WorleyParsons Ltd.	70,787	753

		1,692

FINANCIALS 2.5%
AMP Ltd.	104,563	397
Australia & New Zealand Banking Group Ltd.	115,561	2,692
Bendigo & Adelaide Bank Ltd.	40,542	370
Commonwealth Bank of Australia	33,178	1,964
Genworth Mortgage Insurance Australia Ltd.	89,108	195
Insurance Australia Group Ltd.	42,047	210
Macquarie Group Ltd.	5,808	416
National Australia Bank Ltd.	104,412	2,589
QBE Insurance Group Ltd.	23,163	183
Suncorp Group Ltd.	112,577	1,156
Westpac Banking Corp.	88,720	2,232

		12,404

HEALTH CARE 0.1%
CSL Ltd.	970	102
Primary Health Care Ltd.	106,282	257
Sonic Healthcare Ltd.	13,985	230

		589

INDUSTRIALS 0.4%
ALS Ltd.	16,979	104
Aurizon Holdings Ltd.	89,998	347
CIMIC Group Ltd.	11,237	391
Cleanaway Waste Management Ltd.	81,072	88
Downer EDI Ltd.	143,270	763
Qantas Airways Ltd.	110,197	505

		2,198

MATERIALS 2.3%
BHP Billiton Ltd.	281,987	5,719
BHP Billiton PLC	238,573	4,210
BlueScope Steel Ltd.	9,502	82
CSR Ltd.	80,619	300
Fortescue Metals Group Ltd.	66,733	270
Incitec Pivot Ltd.	68,606	194
Mineral Resources Ltd.	18,967	243
Orica Ltd.	23,682	369
OZ Minerals Ltd.	43,392	254

		11,641

TELECOMMUNICATION SERVICES 0.2%
Telstra Corp. Ltd.	265,097	726

UTILITIES 0.0%
AGL Energy Ltd.	5,728	105

Total Australia		33,066

AUSTRIA 0.8%
ENERGY 0.2%
OMV AG	20,283	1,182

FINANCIALS 0.5%
Erste Group Bank AG	24,239	1,048
Raiffeisen Bank International AG (a)	36,406	1,220
Vienna Insurance Group AG Wiener Versicherung Gruppe	7,652	226

		2,494

INDUSTRIALS 0.0%
Oesterreichische Post AG	2,010	93

MATERIALS 0.1%
voestalpine AG	6,397	326

REAL ESTATE 0.0%
IMMOFINANZ AG	38,858	100

Total Austria		4,195

BELGIUM 0.5%
CONSUMER DISCRETIONARY 0.0%
D’ieteren S.A.	1,760	81

CONSUMER STAPLES 0.0%
Anheuser-Busch InBev S.A. NV	1,470	176

FINANCIALS 0.3%
Ageas	20,157	948
KBC Group NV	6,875	583

		1,531

INDUSTRIALS 0.0%
bpost S.A.	5,343	159

MATERIALS 0.1%
Solvay S.A.	1,536	229

TELECOMMUNICATION SERVICES 0.1%
Proximus SADP	10,761	371

Total Belgium		2,547

CANADA 6.7%
CONSUMER DISCRETIONARY 0.4%
Canadian Tire Corp. Ltd. ‘A’	3,033	377
Hudson’s Bay Co.	23,931	244
Magna International, Inc.	16,971	906
Quebecor, Inc. ‘B’	4,037	152
Shaw Communications, Inc. ‘B’	10,156	234

		1,913

CONSUMER STAPLES 0.1%
Empire Co. Ltd. ‘A’	6,597	117
George Weston Ltd.	3,251	283
Loblaw Cos. Ltd.	1,714	93

		493

ENERGY 1.4%
Baytex Energy Corp. (a)	109,904	331
Bonavista Energy Corp.	78,525	188
Canadian Natural Resources Ltd.	24,466	819

Cenovus Energy, Inc.	48,782	489
Crescent Point Energy Corp.	26,373	212
Enbridge, Inc.	3,654	153
Encana Corp.	36,726	432
Enerplus Corp.	49,159	485
Gran Tierra Energy, Inc. (a)	57,746	131
Husky Energy, Inc. (a)	44,604	558
MEG Energy Corp. (a)	27,441	121
Mullen Group Ltd.	7,992	109
Obsidian Energy Ltd. (a)	170,963	181
Pengrowth Energy Corp. (a)	130,604	135
Precision Drilling Corp. (a)	31,974	100
ShawCor Ltd.	3,629	80
Suncor Energy, Inc.	60,148	2,108
TransCanada Corp.	9,793	484

		7,116

FINANCIALS 2.8%
Bank of Montreal	23,573	1,784
Bank of Nova Scotia	35,660	2,292
Canadian Imperial Bank of Commerce	18,660	1,633
Genworth MI Canada, Inc.	4,515	134
Home Capital Group, Inc.	15,087	168
IGM Financial, Inc.	6,056	203
Manulife Financial Corp.	16,058	326
National Bank of Canada	14,478	697
Onex Corp.	6,531	504
Power Corp. of Canada	25,526	649
Power Financial Corp.	12,093	335
Royal Bank of Canada	31,902	2,468
Sun Life Financial, Inc.	8,288	330
Thomson Reuters Corp.	7,351	337
Toronto-Dominion Bank	36,442	2,052

		13,912

INDUSTRIALS 0.9%
Air Canada (a)	97,036	2,040
Bombardier, Inc. ‘B’ (a)	131,321	238
Canadian National Railway Co.	11,041	915
Canadian Pacific Railway Ltd.	976	164
Finning International, Inc.	9,889	226
Russel Metals, Inc.	5,372	119
SNC-Lavalin Group, Inc. (b)	2,086	94
TFI International, Inc.	6,281	162
WestJet Airlines Ltd.	15,975	340

		4,298

INFORMATION TECHNOLOGY 0.0%
BlackBerry Ltd. (a)	13,473	151

MATERIALS 0.7%
Agrium, Inc.	5,455	585
Barrick Gold Corp.	8,601	138
First Quantum Minerals Ltd.	32,395	364
IAMGOLD Corp. (a)	18,751	114
Kinross Gold Corp. (a)	21,021	89
Lundin Mining Corp.	24,000	165
Potash Corp. of Saskatchewan, Inc.	51,771	996
Teck Resources Ltd. ‘B’	48,151	1,014
Yamana Gold, Inc.	65,144	173

		3,638

TELECOMMUNICATION SERVICES 0.2%
BCE, Inc.	6,682	313
Rogers Communications, Inc. ‘B’	5,930	306
TELUS Corp.	10,955	394

		1,013

UTILITIES 0.2%
Atco Ltd. ‘I’	9,893	363
Capital Power Corp.	15,751	311
Just Energy Group, Inc.	17,786	103
Superior Plus Corp.	13,969	142

TransAlta Corp.	50,791	297

		1,216

Total Canada		33,750

DENMARK 0.8%
CONSUMER STAPLES 0.1%
Carlsberg A/S ‘B’	3,111	341

FINANCIALS 0.1%
Danske Bank A/S	8,602	345

INDUSTRIALS 0.5%
AP Moller - Maersk A/S ‘B’	835	1,590
ISS A/S	22,690	915

		2,505

TELECOMMUNICATION SERVICES 0.1%
TDC A/S	106,499	624

Total Denmark		3,815

FINLAND 0.5%
CONSUMER STAPLES 0.1%
Kesko Oyj ‘B’	5,054	271

INDUSTRIALS 0.0%
Metso Oyj	3,376	124

MATERIALS 0.3%
Stora Enso Oyj ‘R’	42,943	607
UPM-Kymmene Oyj	27,234	739

		1,346

UTILITIES 0.1%
Fortum Oyj	31,164	623

Total Finland		2,364

FRANCE 11.8%
CONSUMER DISCRETIONARY 1.7%
Accor S.A.	2,130	106
Christian Dior SE	1,729	554
Cie Generale des Etablissements Michelin	10,671	1,557
Elior Group S.A.	9,792	259
Eutelsat Communications S.A.	4,161	123
Kering	1,675	667
Lagardere S.C.A.	24,634	825
LVMH Moet Hennessy Louis Vuitton SE	3,186	881
Peugeot S.A.	35,015	834
Publicis Groupe S.A.	5,233	366
Renault S.A.	5,421	533
Television Francaise	17,632	258
Vivendi S.A.	59,971	1,519

		8,482

CONSUMER STAPLES 0.6%
Carrefour S.A.	60,683	1,225
Casino Guichard Perrachon S.A.	21,063	1,249
Danone S.A.	3,764	296
Pernod-Ricard S.A.	1,369	189

		2,959

ENERGY 0.6%
CGG S.A. (a)	13,511	75
Total S.A.	47,069	2,527
Vallourec S.A.	43,022	256

		2,858

FINANCIALS 3.5%
AXA S.A.	73,880	2,234
BNP Paribas S.A.	77,882	6,283
CNP Assurances	16,735	392
Credit Agricole S.A.	116,915	2,128
Eurazeo S.A.	6,206	555
Natixis S.A.	78,499	628
SCOR SE	8,919	374
Societe Generale S.A.	84,580	4,957
Wendel S.A.	782	127

		17,678

HEALTH CARE 1.2%
Sanofi	59,316	5,905

INDUSTRIALS 2.5%
Air France-KLM (a)	219,107	3,455
Airbus SE	2,139	204
Alstom S.A.	12,527	532
Bouygues S.A.	30,532	1,449
Cie de Saint-Gobain	33,348	1,987
Eiffage S.A.	7,802	808
Rexel S.A.	40,787	706
Safran S.A.	2,075	212
Schneider Electric SE	12,436	1,083
Teleperformance	1,325	198
Vinci S.A.	18,372	1,745
Zodiac Aerospace	3,535	102

		12,481

INFORMATION TECHNOLOGY 0.1%
Atos SE	4,787	742

MATERIALS 0.1%
Air Liquide S.A.	2,979	397
Arkema S.A.	1,374	169

		566

TELECOMMUNICATION SERVICES 0.4%
Orange S.A.	115,355	1,889

UTILITIES 1.1%
Electricite de France S.A.	152,449	1,852
Engie S.A.	193,002	3,277
Suez	18,973	346
Veolia Environnement S.A.	9,858	228

		5,703

Total France		59,263

GERMANY 9.6%
CONSUMER DISCRETIONARY 1.3%
adidas AG	3,538	801
Bayerische Motoren Werke AG	21,132	2,145
Continental AG	690	175
Daimler AG	40,092	3,200
Hugo Boss AG	2,923	258

		6,579

CONSUMER STAPLES 0.4%
Ceconomy AG	50,121	590
METRO AG (a)	41,426	876
Suedzucker AG	13,058	281

		1,747

FINANCIALS 2.0%
Commerzbank AG	222,129	3,029
Deutsche Bank AG	230,542	3,991
Deutsche Pfandbriefbank AG	25,644	385

Hannover Rueck SE	1,825	220
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	9,580	2,050
Talanx AG	11,984	485

		10,160

HEALTH CARE 0.6%
Bayer AG	19,440	2,655
Fresenius Medical Care AG & Co. KGaA	1,320	129
Fresenius SE & Co. KGaA	3,247	263
Rhoen Klinikum AG	4,744	160

		3,207

INDUSTRIALS 1.9%
Bilfinger SE	9,098	382
Deutsche Lufthansa AG	124,220	3,454
Deutsche Post AG	56,822	2,533
Fraport AG Frankfurt Airport Services Worldwide	2,002	190
Hapag-Lloyd AG (a)	2,233	94
Hochtief AG	2,414	408
OSRAM Licht AG	1,183	94
Rheinmetall AG	1,872	211
Siemens AG	14,758	2,083

		9,449

INFORMATION TECHNOLOGY 0.2%
SAP SE	6,895	756

MATERIALS 1.4%
BASF SE	33,364	3,555
Evonik Industries AG	10,583	378
HeidelbergCement AG	5,429	559
K+S AG	22,158	604
Lanxess AG	5,307	419
Linde AG	4,052	843
Salzgitter AG	13,342	606
thyssenkrupp AG	6,944	206

		7,170

TELECOMMUNICATION SERVICES 0.3%
Deutsche Telekom AG	66,088	1,234

UTILITIES 1.5%
E.ON SE	225,853	2,560
Innogy SE	9,036	403
RWE AG (a)	174,561	3,971
Uniper SE	29,892	821

		7,755

Total Germany		48,057

HONG KONG 1.4%
CONSUMER DISCRETIONARY 0.1%
Galaxy Entertainment Group Ltd.	15,000	106
I-CABLE Communications Ltd. (a)	100,115	3
Li & Fung Ltd.	152,000	77
SJM Holdings Ltd.	384,000	353

		539

FINANCIALS 0.1%
Dah Sing Financial Holdings Ltd.	13,600	92
Hang Seng Bank Ltd.	7,600	186

		278

INDUSTRIALS 0.1%
Cathay Pacific Airways Ltd.	177,000	268
MTR Corp. Ltd.	22,000	129
Noble Group Ltd.	188,480	55
Orient Overseas International Ltd.	16,500	155

		607

INFORMATION TECHNOLOGY 0.1%
Kingboard Chemical Holdings Ltd.	110,500	589

REAL ESTATE 0.9%
Hang Lung Group Ltd.	55,000	198
Hang Lung Properties Ltd.	41,000	98
Hongkong Land Holdings Ltd.	25,200	182
Hysan Development Co. Ltd.	30,000	142
Kerry Properties Ltd.	104,500	434
New World Development Co. Ltd.	450,000	649
Shimao Property Holdings Ltd.	237,000	517
Sino Land Co. Ltd.	46,000	81
Sun Hung Kai Properties Ltd.	38,000	619
Swire Pacific Ltd. ‘A’	71,000	691
Wharf Holdings Ltd.	75,000	671
Wheelock & Co. Ltd.	58,000	409

		4,691

UTILITIES 0.1%
CLP Holdings Ltd.	30,500	313

Total Hong Kong		7,017

IRELAND 0.3%
CONSUMER DISCRETIONARY 0.0%
Adient PLC	1,439	121

HEALTH CARE 0.2%
Endo International PLC (a)	27,561	236
Medtronic PLC	8,206	639

		875

INDUSTRIALS 0.0%
AerCap Holdings NV (a)	3,055	156

MATERIALS 0.1%
CRH PLC	5,584	212
Smurfit Kappa Group PLC	11,551	362

		574

Total Ireland		1,726

ISRAEL 0.5%
FINANCIALS 0.2%
Bank Hapoalim BM	71,276	499
Bank Leumi Le-Israel BM	112,676	599
Israel Discount Bank Ltd. ‘A’ (a)	128,545	324

		1,422

HEALTH CARE 0.1%
Teva Pharmaceutical Industries Ltd. SP - ADR	31,920	562

MATERIALS 0.1%
Israel Chemicals Ltd.	72,221	321

TELECOMMUNICATION SERVICES 0.1%
Bezeq The Israeli Telecommunication Corp. Ltd.	212,013	303

Total Israel		2,608

ITALY 3.1%
CONSUMER DISCRETIONARY 0.0%
Mediaset SpA (a)	32,624	113

ENERGY 0.5%
Eni SpA	167,844	2,780
Saipem SpA (a)	5,521	24

		2,804

FINANCIALS 1.7%
Assicurazioni Generali SpA	77,702	1,449
BPER Banca	45,758	274
Intesa Sanpaolo SpA	311,855	1,104
Mediobanca SpA	13,969	150
Poste Italiane SpA	179,326	1,321
UniCredit SpA	114,532	2,444
Unione di Banche Italiane SpA	229,748	1,194
Unipol Gruppo Finanziario SpA	91,792	421
UnipolSai Assicurazioni SpA	46,333	109

		8,466

INDUSTRIALS 0.1%
Leonardo SpA	11,963	224
Societa Iniziative Autostradali e Servizi SpA	6,563	105

		329

TELECOMMUNICATION SERVICES 0.1%
Telecom Italia SpA (a)	646,830	607

UTILITIES 0.7%
Enel SpA	561,661	3,383

Total Italy		15,702

JAPAN 22.2%
CONSUMER DISCRETIONARY 4.6%
Aisin Seiki Co. Ltd.	8,800	464
Asatsu-DK, Inc.	3,000	85
Bandai Namco Holdings, Inc.	1,700	58
Benesse Holdings, Inc.	8,800	317
Bridgestone Corp.	30,000	1,362
Canon Marketing Japan, Inc.	4,300	103
DCM Holdings Co. Ltd.	21,200	191
Denso Corp.	11,800	597
EDION Corp.	26,300	247
Fuji Media Holdings, Inc.	20,200	288
H2O Retailing Corp.	8,800	157
Honda Motor Co. Ltd.	78,500	2,319
Isetan Mitsukoshi Holdings Ltd. ‘L’	27,800	290
Isuzu Motors Ltd.	21,600	286
J Front Retailing Co. Ltd.	6,000	83
JVC Kenwood Corp.	83,000	240
Kohnan Shoji Co. Ltd.	9,300	175
KYB Corp.	2,700	163
Mazda Motor Corp.	32,600	499
Mitsubishi Motors Corp.	22,400	177
Nikon Corp.	22,000	382
Nissan Motor Co. Ltd.	167,300	1,657
NOK Corp.	3,200	72
Onward Holdings Co. Ltd.	25,000	190
Panasonic Corp.	164,900	2,393
Pioneer Corp. (a)	130,200	242
Sega Sammy Holdings, Inc.	8,900	124
Seiko Holdings Corp.	12,600	284
Sekisui Chemical Co. Ltd.	20,300	400
Sekisui House Ltd.	15,200	256
Shimachu Co. Ltd.	3,800	100
Skylark Co. Ltd.	9,900	146
Sony Corp.	22,200	828
Subaru Corp.	7,400	267
Sumitomo Electric Industries Ltd.	37,900	620
Sumitomo Forestry Co. Ltd.	7,400	116
Sumitomo Rubber Industries Ltd.	27,500	505
Suzuki Motor Corp.	18,100	950
Takashimaya Co. Ltd.	26,000	244
Toyo Tire & Rubber Co. Ltd.	11,400	257
Toyoda Gosei Co. Ltd.	4,100	97
Toyota Industries Corp.	2,500	144
Toyota Motor Corp.	59,400	3,542
Unipres Corp.	3,800	106
Yamada Denki Co. Ltd.	37,800	207
Yamaha Motor Co. Ltd.	8,100	242
Yokohama Rubber Co. Ltd.	17,500	361
Yoshinoya Holdings Co. Ltd.	9,800	162
Zensho Holdings Co. Ltd.	8,800	159

		23,154

CONSUMER STAPLES 1.0%
Aeon Co. Ltd.	54,847	811
Asahi Group Holdings Ltd.	7,900	320
Coca-Cola Bottlers Japan, Inc.	4,300	139
Ito En Ltd.	900	30
Japan Tobacco, Inc.	8,956	294
Kao Corp.	1,900	112
Kirin Holdings Co. Ltd.	56,800	1,334
Lion Corp.	5,000	91
Morinaga Milk Industry Co. Ltd.	6,200	237
NH Foods Ltd.	4,000	110
Nichirei Corp.	4,100	103
Nippon Suisan Kaisha Ltd.	19,600	110
Sapporo Holdings Ltd.	7,900	213
Seven & i Holdings Co. Ltd.	8,100	313
Shiseido Co. Ltd.	13,200	528
Yamazaki Baking Co. Ltd.	9,000	162

		4,907

ENERGY 0.3%
Idemitsu Kosan Co. Ltd.	13,600	385
Inpex Corp.	44,500	474
Japan Petroleum Exploration Co. Ltd.	4,400	95
JXTG Holdings, Inc.	128,250	661

		1,615

FINANCIALS 4.4%
77 Bank Ltd.	7,600	188
Aozora Bank Ltd.	2,400	91
Bank of Kyoto Ltd.	2,000	102
Chiba Bank Ltd.	46,000	329
Chugoku Bank Ltd.	4,600	63
Credit Saison Co. Ltd.	3,900	81
Dai-ichi Life Holdings, Inc.	109,100	1,957
Daiwa Securities Group, Inc.	86,000	487
Fukuoka Financial Group, Inc.	61,000	282
Gunma Bank Ltd.	35,600	221
Hachijuni Bank Ltd.	33,200	208
Hokuhoku Financial Group, Inc.	18,600	299
Iyo Bank Ltd.	24,100	195
Japan Post Bank Co. Ltd.	17,700	219
Japan Post Holdings Co. Ltd.	29,800	352
Mitsubishi UFJ Financial Group, Inc.	627,500	4,080
Mizuho Financial Group, Inc.	1,443,000	2,530
MS&AD Insurance Group Holdings, Inc.	14,700	474
Nomura Holdings, Inc.	164,600	924
North Pacific Bank Ltd.	74,600	236
Ogaki Kyoritsu Bank Ltd.	3,700	104
Okasan Securities Group, Inc.	23,000	132
ORIX Corp.	46,500	751
Resona Holdings, Inc.	182,700	939
SBI Holdings, Inc.	26,600	401
Senshu Ikeda Holdings, Inc.	53,800	207
Shinsei Bank Ltd.	7,700	123
Shizuoka Bank Ltd.	14,000	126
Sompo Holdings, Inc.	6,100	238
Sony Financial Holdings, Inc.	19,800	325
Sumitomo Mitsui Financial Group, Inc.	84,100	3,233
Sumitomo Mitsui Trust Holdings, Inc.	22,400	809
T&D Holdings, Inc.	55,600	807
Tokio Marine Holdings, Inc.	12,500	489
Yamaguchi Financial Group, Inc.	11,000	129

		22,131

HEALTH CARE 0.5%
Astellas Pharma, Inc.	36,300	462
Daiichi Sankyo Co. Ltd.	19,216	434
Hoya Corp.	6,100	330
Otsuka Holdings Co. Ltd.	4,928	196
Sumitomo Dainippon Pharma Co. Ltd.	7,500	98
Suzuken Co. Ltd.	3,400	121
Takeda Pharmaceutical Co. Ltd.	18,000	995

		2,636

INDUSTRIALS 4.2%
ANA Holdings, Inc.	10,700	405
Asahi Glass Co. Ltd.	19,600	728
Central Japan Railway Co.	1,300	228
Dai Nippon Printing Co. Ltd.	22,000	528
Daikin Industries Ltd.	1,500	152
East Japan Railway Co.	8,200	757

Ebara Corp.	2,300	76
Fuji Electric Co. Ltd.	28,000	155
Fujikura Ltd.	42,300	340
Furukawa Electric Co. Ltd.	8,200	451
GS Yuasa Corp.	16,000	84
Hanwa Co. Ltd.	2,200	79
Hitachi Construction Machinery Co. Ltd.	13,400	397
IHI Corp.	9,000	314
ITOCHU Corp.	46,600	764
Iwatani Corp.	5,200	158
Japan Airlines Co. Ltd.	16,300	552
JTEKT Corp.	7,300	101
Kanematsu Corp.	19,600	250
Kawasaki Heavy Industries Ltd.	9,500	315
Kawasaki Kisen Kaisha Ltd.	7,700	203
Komatsu Ltd.	35,100	994
Kubota Corp.	5,600	102
LIXIL Group Corp.	9,600	255
Marubeni Corp.	138,100	944
Mitsubishi Corp.	48,300	1,124
Mitsubishi Electric Corp.	68,400	1,070
Mitsubishi Heavy Industries Ltd.	23,300	921
Mitsui & Co. Ltd.	98,800	1,461
Mitsui Engineering & Shipbuilding Co. Ltd.	13,200	172
Mitsui OSK Lines Ltd.	13,300	404
Nippon Express Co. Ltd.	2,600	170
Nippon Sheet Glass Co. Ltd. (a)	50,900	396
Nippon Yusen KK	34,200	712
Nisshinbo Holdings, Inc.	7,100	84
NSK Ltd.	15,900	215
NTN Corp.	55,000	233
Recruit Holdings Co. Ltd.	5,100	110
Sojitz Corp.	110,000	304
Sumitomo Corp.	95,800	1,379
Sumitomo Heavy Industries Ltd.	10,400	418
Toppan Printing Co. Ltd.	35,000	347
Toshiba Corp. (a)	506,000	1,419
Toyota Tsusho Corp.	18,300	601
West Japan Railway Co.	4,300	299

		21,171

INFORMATION TECHNOLOGY 3.5%
Brother Industries Ltd.	13,500	315
Canon, Inc.	71,150	2,435
Citizen Watch Co. Ltd.	31,100	214
DeNA Co. Ltd.	3,500	79
FUJIFILM Holdings Corp.	20,900	812
Fujitsu Ltd.	283,000	2,106
Gree, Inc.	34,000	233
Hitachi Ltd.	592,000	4,174
Hitachi Maxell Ltd.	3,800	85
Ibiden Co. Ltd.	23,200	370
Japan Display, Inc. (a)	204,500	396
Konica Minolta, Inc.	74,200	610
Kyocera Corp.	6,300	391
NEC Corp.	46,200	1,253
Nippon Electric Glass Co. Ltd.	15,600	605
Oki Electric Industry Co. Ltd.	14,200	189
Omron Corp.	6,100	311
Ricoh Co. Ltd.	133,900	1,302
Rohm Co. Ltd.	2,300	197
Seiko Epson Corp.	16,600	402
Taiyo Yuden Co. Ltd.	10,300	153
TDK Corp.	2,500	170
Tokyo Electron Ltd.	1,500	231
Toshiba TEC Corp.	14,000	77
Yokogawa Electric Corp.	7,600	130

		17,240

MATERIALS 2.0%
Asahi Kasei Corp.	66,000	813
Denka Co. Ltd.	7,200	237
DIC Corp.	10,100	366
JFE Holdings, Inc.	36,700	718
JSR Corp.	4,200	80
Kaneka Corp.	12,000	93
Kobe Steel Ltd.	61,100	700
Kuraray Co. Ltd.	14,300	268
Mitsubishi Chemical Holdings Corp.	94,500	901
Mitsubishi Gas Chemical Co., Inc.	5,000	117
Mitsubishi Materials Corp.	10,100	350

Mitsui Chemicals, Inc.	9,000	274
Mitsui Mining & Smelting Co. Ltd.	6,800	353
Nippon Light Metal Holdings Co. Ltd.	49,200	140
Nippon Paper Industries Co. Ltd.	23,518	438
Nippon Steel & Sumitomo Metal Corp.	9,700	223
Nisshin Steel Co. Ltd.	7,200	92
Oji Holdings Corp.	65,000	351
Rengo Co. Ltd.	16,700	99
Shin-Etsu Chemical Co. Ltd.	3,900	349
Showa Denko KK	26,400	824
Sumitomo Chemical Co. Ltd.	139,000	870
Sumitomo Metal Mining Co. Ltd.	4,500	145
Taiheiyo Cement Corp.	5,000	193
Teijin Ltd.	10,600	209
Tokuyama Corp.	8,600	204
Tosoh Corp.	12,500	282
Ube Industries Ltd.	11,500	333

		10,022

REAL ESTATE 0.1%
Daito Trust Construction Co. Ltd.	1,000	182
Daiwa House Industry Co. Ltd.	3,100	107
Nomura Real Estate Holdings, Inc.	6,600	141

		430

TELECOMMUNICATION SERVICES 0.7%
KDDI Corp.	6,400	169
Nippon Telegraph & Telephone Corp.	35,700	1,636
NTT DOCOMO, Inc.	20,500	468
SoftBank Group Corp.	15,800	1,281

		3,554

UTILITIES 0.9%
Chubu Electric Power Co., Inc.	62,800	780
Chugoku Electric Power Co., Inc.	23,300	248
Electric Power Development Co. Ltd.	7,100	178
Hokuriku Electric Power Co.	35,388	297
Kansai Electric Power Co., Inc.	67,200	860
Tohoku Electric Power Co., Inc.	36,600	466
Tokyo Electric Power Co. Holdings, Inc. (a)	382,400	1,545
Tokyo Gas Co. Ltd.	3,600	88

		4,462

Total Japan		111,322

LUXEMBOURG 0.3%
CONSUMER DISCRETIONARY 0.1%
RTL Group S.A.	2,901	220

MATERIALS 0.2%
ArcelorMittal	43,500	1,122

Total Luxembourg		1,342

MACAU 0.1%
CONSUMER DISCRETIONARY 0.1%
Sands China Ltd.	20,000	105
Wynn Macau Ltd.	113,600	307

		412

Total Macau		412

NETHERLANDS 3.6%
CONSUMER STAPLES 0.3%
Heineken Holding NV	4,985	469
Koninklijke Ahold Delhaize NV	66,864	1,249

		1,718

ENERGY 1.4%
Fugro NV (a)	14,654	207
Royal Dutch Shell PLC ‘A’	228,594	6,924

		7,131

FINANCIALS 0.9%
ABN AMRO Group NV	13,649	409
Aegon NV	211,186	1,231
ASR Nederland NV	12,699	508
ING Groep NV	99,337	1,831
NN Group NV	13,909	582

		4,561

INDUSTRIALS 0.6%
Boskalis Westminster	1,109	39
Koninklijke Philips NV	51,035	2,106
Philips Lighting NV	7,546	304
PostNL NV	38,044	164
Randstad Holding NV	2,124	131
Wolters Kluwer NV	4,222	195

		2,939

MATERIALS 0.2%
Akzo Nobel NV	5,682	524
Koninklijke DSM NV	4,196	343

		867

TELECOMMUNICATION SERVICES 0.2%
Koninklijke KPN NV	62,197	214
VEON Ltd. ADR	152,204	636

		850

Total Netherlands		18,066

NEW ZEALAND 0.1%
MATERIALS 0.0%
Fletcher Building Ltd.	47,464	274

TELECOMMUNICATION SERVICES 0.1%
Spark New Zealand Ltd.	126,368	334

UTILITIES 0.0%
Contact Energy Ltd.	24,542	98

Total New Zealand		706

NORWAY 1.0%
CONSUMER STAPLES 0.1%
Marine Harvest ASA	8,870	176
Orkla ASA	9,583	98

		274

ENERGY 0.5%
Aker Solutions ASA	14,586	78
Statoil ASA	121,274	2,438

		2,516

FINANCIALS 0.2%
DNB ASA	46,503	939
Gjensidige Forsikring ASA	10,512	183

		1,122

MATERIALS 0.1%
Norsk Hydro ASA	46,600	340
Yara International ASA	10,599	475

		815

TELECOMMUNICATION SERVICES 0.1%
Telenor ASA	18,624	394

Total Norway		5,121

PORTUGAL 0.2%
CONSUMER STAPLES 0.0%
Sonae SGPS S.A.	94,053	113

FINANCIALS 0.0%
Banco Espirito Santo S.A. +	59,573	1

MATERIALS 0.0%
Navigator Co. S.A.	22,981	112

UTILITIES 0.2%
EDP - Energias de Portugal S.A.	182,435	688

Total Portugal		914

SINGAPORE 0.9%
CONSUMER STAPLES 0.0%
Wilmar International Ltd.	47,900	113

FINANCIALS 0.5%
DBS Group Holdings Ltd.	62,410	961
Oversea-Chinese Banking Corp. Ltd.	84,100	693
United Overseas Bank Ltd.	49,300	856

		2,510

INDUSTRIALS 0.2%
Hutchison Port Holdings Trust	220,700	95
Keppel Corp. Ltd.	145,500	699
Singapore Airlines Ltd.	49,967	370

		1,164

INFORMATION TECHNOLOGY 0.1%
Venture Corp. Ltd.	24,500	319

REAL ESTATE 0.1%
CapitaLand Ltd.	61,900	164
UOL Group Ltd.	16,200	97
Yanlord Land Group Ltd.	60,000	82

		343

TELECOMMUNICATION SERVICES 0.0%
Singapore Telecommunications Ltd.	49,600	135

Total Singapore		4,584

SOUTH AFRICA 0.1%
FINANCIALS 0.1%
Investec PLC	28,675	210

MATERIALS 0.0%
Mondi PLC	6,306	169

Total South Africa		379

SPAIN 4.3%
CONSUMER STAPLES 0.0%
Distribuidora Internacional de Alimentacion S.A.	35,247	206

ENERGY 0.2%
Repsol S.A.	52,089	961

FINANCIALS 2.6%
Banco Bilbao Vizcaya Argentaria S.A.	148,076	1,324
Banco de Sabadell S.A.	121,692	255
Banco Santander S.A.	1,460,774	10,218

CaixaBank S.A.	139,267	699
Mapfre S.A.	165,486	539

		13,035

INDUSTRIALS 0.4%
Abengoa S.A. ‘B’ (a)	226,011	3
Abertis Infraestructuras S.A.	16,919	342
ACS Actividades de Construccion y Servicios S.A.	29,370	1,090
Ferrovial S.A.	3,817	84
Obrascon Huarte Lain S.A. (a)	94,514	342

		1,861

TELECOMMUNICATION SERVICES 0.5%
Telefonica S.A.	260,801	2,834

UTILITIES 0.6%
Acciona S.A.	3,524	284
Endesa S.A.	60,231	1,359
Gas Natural SDG S.A.	17,198	381
Iberdrola S.A.	111,454	866

		2,890

Total Spain		21,787

SWEDEN 2.0%
CONSUMER DISCRETIONARY 0.1%
Electrolux AB ‘B’	3,746	128
Hennes & Mauritz AB ‘B’	6,512	169

		297

CONSUMER STAPLES 0.1%
Essity AB ‘B’ (a)	7,499	204
Svenska Cellulosa AB S.C.A. ‘B’	8,809	75
Swedish Match AB	3,658	129

		408

FINANCIALS 0.7%
Nordea Bank AB	130,484	1,772
Ratos AB ‘B’	36,740	180
Skandinaviska Enskilda Banken AB ‘A’	50,729	669
Svenska Handelsbanken AB ‘A’	19,392	293
Swedbank AB ‘A’	30,111	834

		3,748

HEALTH CARE 0.0%
Getinge AB ‘B’	7,963	149

INDUSTRIALS 0.5%
Atlas Copco AB ‘A’	12,123	514
Sandvik AB	36,394	629
Skanska AB ‘B’	4,303	100
SKF AB ‘B’	7,021	153
Volvo AB ‘B’	60,986	1,177

		2,573

INFORMATION TECHNOLOGY 0.2%
Telefonaktiebolaget LM Ericsson ‘B’	160,495	925

MATERIALS 0.1%
Boliden AB	3,450	117
SSAB AB ‘A’ (a)	44,225	214

		331

TELECOMMUNICATION SERVICES 0.3%
Tele2 AB ‘B’	84,929	973
Telia Co. AB	129,959	613

		1,586

Total Sweden		10,017

SWITZERLAND 5.5%
CONSUMER DISCRETIONARY 0.1%
Cie Financiere Richemont S.A.	2,859	262
Garmin Ltd.	5,771	311
Swatch Group AG	308	128

		701

CONSUMER STAPLES 0.7%
Aryzta AG	4,448	137
Nestle S.A.	37,742	3,168

		3,305

ENERGY 0.2%
Transocean Ltd.	59,933	645
Weatherford International PLC (a)	27,432	125

		770

FINANCIALS 2.1%
Baloise Holding AG	2,097	332
Credit Suisse Group AG	138,129	2,189
Helvetia Holding AG	248	135
Swiss Life Holding AG	3,892	1,372
Swiss Re AG	22,400	2,030
UBS Group AG	75,053	1,284
Zurich Insurance Group AG	10,630	3,248

		10,590

HEALTH CARE 1.3%
Novartis AG	45,534	3,906
Roche Holding AG	9,659	2,469

		6,375

INDUSTRIALS 0.4%
ABB Ltd.	42,427	1,049
Adecco Group AG	5,220	407
Ferguson PLC	7,002	459
SGS S.A.	36	87

		2,002

INFORMATION TECHNOLOGY 0.2%
STMicroelectronics NV	37,098	720
TE Connectivity Ltd.	5,950	494

		1,214

MATERIALS 0.5%
Glencore PLC	467,068	2,144
LafargeHolcim Ltd.	2,255	132

		2,276

TELECOMMUNICATION SERVICES 0.0%
Swisscom AG	351	180

Total Switzerland		27,413

UNITED KINGDOM 15.7%
CONSUMER DISCRETIONARY 1.9%
Berkeley Group Holdings PLC	2,274	113
Burberry Group PLC	7,694	182
Compass Group PLC	33,700	715
Fiat Chrysler Automobiles NV	203,635	3,647
GKN PLC	60,462	280
Inchcape PLC	9,106	105
InterContinental Hotels Group PLC	3,179	168
Kingfisher PLC	191,173	766
Marks & Spencer Group PLC	213,586	1,011

Next PLC	7,376	520
Pearson PLC	82,604	678
Sky PLC	11,601	142
Thomas Cook Group PLC	297,206	480
William Hill PLC	44,160	149
WPP PLC	43,225	802

		9,758

CONSUMER STAPLES 1.6%
British American Tobacco PLC	20,112	1,259
Diageo PLC	11,211	369
Imperial Brands PLC	16,362	698
J Sainsbury PLC	286,196	913
Reckitt Benckiser Group PLC	3,694	338
Tate & Lyle PLC	11,481	100
Tesco PLC (a)	245,316	615
Unilever NV	24,724	1,461
Unilever PLC	27,487	1,591
Wm Morrison Supermarkets PLC	259,916	815

		8,159

ENERGY 1.6%
Amec Foster Wheeler PLC	16,345	112
BP PLC	1,139,869	7,302
Subsea 7 S.A.	24,516	403
Tullow Oil PLC (a)	44,290	111

		7,928

FINANCIALS 5.9%
3i Group PLC	12,796	157
Aviva PLC	143,779	992
Barclays PLC	1,951,284	5,060
CYBG PLC (a)	49,642	202
Direct Line Insurance Group PLC	114,291	557
HSBC Holdings PLC	1,344,150	13,288
Legal & General Group PLC	55,665	194
Lloyds Banking Group PLC	1,988,210	1,807
Man Group PLC	95,764	216
NEX Group PLC	20,161	179
Old Mutual PLC	538,608	1,403
Royal Bank of Scotland Group PLC (a)	561,574	2,021
Standard Chartered PLC (a)	295,107	2,934
Standard Life Aberdeen PLC	81,724	475

		29,485

HEALTH CARE 0.8%
AstraZeneca PLC	24,592	1,636
GlaxoSmithKline PLC	112,467	2,248

		3,884

INDUSTRIALS 1.5%
Aggreko PLC	14,395	181
Ashtead Group PLC	3,594	87
BAE Systems PLC	126,014	1,067
CNH Industrial NV	42,891	515
easyJet PLC	20,179	329
Experian PLC	8,502	171
Firstgroup PLC (a)	178,831	281
G4S PLC	75,545	282
IMI PLC	6,609	110
International Consolidated Airlines Group S.A.	52,062	414
National Express Group PLC	27,972	133
RELX NV	9,758	207
RELX PLC	12,471	274
Rentokil Initial PLC	44,234	178
Rolls-Royce Holdings PLC	120,169	1,429
Royal Mail PLC	217,680	1,121
Smiths Group PLC	11,554	244
Stagecoach Group PLC	115,807	265
Travis Perkins PLC	5,552	108
Weir Group PLC	4,685	123

		7,519

MATERIALS 1.5%
Anglo American PLC	84,399	1,517
KAZ Minerals PLC (a)	24,783	257
Rio Tinto Ltd.	48,165	2,525
Rio Tinto PLC	71,211	3,315

		7,614

TELECOMMUNICATION SERVICES 0.3%
BT Group PLC	53,072	202
Inmarsat PLC	8,803	76
Vodafone Group PLC	493,660	1,382

		1,660

UTILITIES 0.6%
Centrica PLC	471,244	1,181
Drax Group PLC	74,511	311
National Grid PLC	67,667	838
Severn Trent PLC	6,191	181
SSE PLC	24,203	453
United Utilities Group PLC	14,526	166

		3,130

Total United Kingdom		79,137

UNITED STATES 0.1%
CONSUMER DISCRETIONARY 0.1%
Carnival PLC	9,575	609

Total United States		609

Total Common Stocks (Cost $398,666)		495,919

PREFERRED STOCKS 0.5%
GERMANY 0.5%
INDUSTRIALS 0.5%
Henkel AG & Co. KGaA	597	81
Volkswagen AG	15,324	2,502

		2,583

Total Preferred Stocks (Cost $2,156)		2,583

REAL ESTATE INVESTMENT TRUSTS 0.3%
AUSTRALIA 0.1%
REAL ESTATE 0.1%
Mirvac Group	54,405	98
Stockland	59,010	199

		297

Total Australia		297

CANADA 0.1%
REAL ESTATE 0.1%
Artis Real Estate Investment Trust	12,044	128
Cominar Real Estate Investment Trust	12,830	139
Dream Office Real Estate Investment Trust	17,067	288
H&R Real Estate Investment Trust	6,015	104

		659

Total Canada		659

HONG KONG 0.0%
REAL ESTATE 0.0%
Link REIT	12,000	97

Total Hong Kong		97

UNITED KINGDOM 0.1%
REAL ESTATE 0.1%
British Land Co. PLC	11,358	92
Intu Properties PLC	26,905	83

Land Securities Group PLC	26,610	347

		522

Total United Kingdom		522

Total Real Estate Investment Trusts (Cost $1,555)		1,575

WARRANTS 0.0%
SPAIN 0.0%
INDUSTRIALS 0.0%
Abengoa S.A. ‘B’ - Exp. 03/31/2025	226,011	3

Total Warrants (Cost $0)		3

Total Investments in Securities (Cost $402,377)		500,080

Total Investments 99.5% (Cost $402,377)		$500,080
Other Assets and Liabilities, net 0.5%		2,319

Net Assets 100.0%		$502,399

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

+	Security valued using significant unobservable inputs (Level 3).

(a)	Security did not produce income within the last twelve months.

(b)	Restricted Securities:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
SNC-Lavalin Group, Inc.	05/31/2016 - 12/16/2016	$87	$94	0.02%

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Investments in Securities, at Value
Common Stocks
Australia
Consumer Discretionary	$0	$371	$0	$371
Consumer Staples	0	3,340	0	3,340
Energy	0	1,692	0	1,692
Financials	0	12,404	0	12,404
Health Care	0	589	0	589
Industrials	0	2,198	0	2,198
Materials	0	11,641	0	11,641
Telecommunication Services	0	726	0	726
Utilities	0	105	0	105
Austria
Energy	0	1,182	0	1,182
Financials	0	2,494	0	2,494
Industrials	93	0	0	93
Materials	326	0	0	326
Real Estate	0	100	0	100
Belgium
Consumer Discretionary	0	81	0	81
Consumer Staples	0	176	0	176
Financials	0	1,531	0	1,531
Industrials	0	159	0	159
Materials	0	229	0	229
Telecommunication Services	0	371	0	371
Canada
Consumer Discretionary	1,913	0	0	1,913
Consumer Staples	493	0	0	493
Energy	7,116	0	0	7,116
Financials	13,912	0	0	13,912
Industrials	4,298	0	0	4,298
Information Technology	151	0	0	151
Materials	3,638	0	0	3,638
Telecommunication Services	1,013	0	0	1,013
Utilities	1,216	0	0	1,216
Denmark
Consumer Staples	0	341	0	341
Financials	0	345	0	345
Industrials	0	2,505	0	2,505
Telecommunication Services	0	624	0	624
Finland
Consumer Staples	0	271	0	271
Industrials	0	124	0	124
Materials	0	1,346	0	1,346
Utilities	0	623	0	623
France
Consumer Discretionary	0	8,482	0	8,482
Consumer Staples	0	2,959	0	2,959
Energy	75	2,783	0	2,858
Financials	0	17,678	0	17,678
Health Care	0	5,905	0	5,905
Industrials	0	12,481	0	12,481
Information Technology	0	742	0	742
Materials	0	566	0	566
Telecommunication Services	0	1,889	0	1,889
Utilities	0	5,703	0	5,703
Germany
Consumer Discretionary	0	6,579	0	6,579
Consumer Staples	876	871	0	1,747
Financials	0	10,160	0	10,160
Health Care	0	3,207	0	3,207
Industrials	0	9,449	0	9,449
Information Technology	0	756	0	756
Materials	0	7,170	0	7,170
Telecommunication Services	0	1,234	0	1,234
Utilities	0	7,755	0	7,755
Hong Kong
Consumer Discretionary	0	539	0	539
Financials	0	278	0	278
Industrials	0	607	0	607
Information Technology	0	589	0	589
Real Estate	0	4,691	0	4,691
Utilities	0	313	0	313
Ireland
Consumer Discretionary	121	0	0	121
Health Care	875	0	0	875
Industrials	156	0	0	156
Materials	362	212	0	574
Israel
Financials	0	1,422	0	1,422
Health Care	562	0	0	562
Materials	0	321	0	321
Telecommunication Services	303	0	0	303
Italy
Consumer Discretionary	0	113	0	113
Energy	0	2,804	0	2,804
Financials	0	8,466	0	8,466
Industrials	0	329	0	329
Telecommunication Services	0	607	0	607
Utilities	0	3,383	0	3,383
Japan
Consumer Discretionary	0	23,154	0	23,154
Consumer Staples	0	4,907	0	4,907
Energy	0	1,615	0	1,615
Financials	0	22,131	0	22,131
Health Care	0	2,636	0	2,636
Industrials	0	21,171	0	21,171
Information Technology	0	17,240	0	17,240
Materials	0	10,022	0	10,022
Real Estate	0	430	0	430
Telecommunication Services	0	3,554	0	3,554
Utilities	0	4,462	0	4,462
Luxembourg
Consumer Discretionary	0	220	0	220
Materials	0	1,122	0	1,122
Macau
Consumer Discretionary	0	412	0	412
Netherlands
Consumer Staples	0	1,718	0	1,718
Energy	0	7,131	0	7,131
Financials	508	4,053	0	4,561
Industrials	304	2,635	0	2,939
Materials	0	867	0	867
Telecommunication Services	636	214	0	850
New Zealand
Materials	0	274	0	274
Telecommunication Services	0	334	0	334
Utilities	0	98	0	98
Norway
Consumer Staples	176	98	0	274
Energy	0	2,516	0	2,516
Financials	0	1,122	0	1,122
Materials	0	815	0	815
Telecommunication Services	0	394	0	394
Portugal
Consumer Staples	0	113	0	113
Financials	0	0	1	1
Materials	0	112	0	112
Utilities	0	688	0	688
Singapore
Consumer Staples	0	113	0	113
Financials	0	2,510	0	2,510
Industrials	0	1,164	0	1,164
Information Technology	0	319	0	319
Real Estate	0	343	0	343
Telecommunication Services	0	135	0	135
South Africa
Financials	0	210	0	210
Materials	0	169	0	169
Spain
Consumer Staples	0	206	0	206
Energy	0	961	0	961
Financials	0	13,035	0	13,035
Industrials	3	1,858	0	1,861
Telecommunication Services	0	2,834	0	2,834
Utilities	0	2,890	0	2,890
Sweden
Consumer Discretionary	0	297	0	297
Consumer Staples	0	408	0	408
Financials	0	3,748	0	3,748
Health Care	0	149	0	149
Industrials	0	2,573	0	2,573
Information Technology	0	925	0	925
Materials	0	331	0	331
Telecommunication Services	0	1,586	0	1,586
Switzerland
Consumer Discretionary	311	390	0	701
Consumer Staples	0	3,305	0	3,305
Energy	770	0	0	770
Financials	0	10,590	0	10,590
Health Care	0	6,375	0	6,375
Industrials	0	2,002	0	2,002
Information Technology	494	720	0	1,214
Materials	0	2,276	0	2,276
Telecommunication Services	0	180	0	180
United Kingdom
Consumer Discretionary	3,797	5,961	0	9,758
Consumer Staples	815	7,344	0	8,159
Energy	0	7,928	0	7,928
Financials	0	29,485	0	29,485
Health Care	0	3,884	0	3,884
Industrials	240	7,279	0	7,519
Materials	0	7,614	0	7,614
Telecommunication Services	0	1,660	0	1,660
Utilities	0	3,130	0	3,130
United States
Consumer Discretionary	0	609	0	609
Preferred Stocks
Germany
Industrials	0	2,583	0	2,583
Real Estate Investment Trusts
Australia
Real Estate	0	297	0	297
Canada
Real Estate	659	0	0	659
Hong Kong
Real Estate	0	97	0	97
United Kingdom
Real Estate	175	347	0	522
Warrants
Spain
Industrials	3	0	0	3

Total Investments	$46,390	$453,689	$1	$500,080
There were no significant transfers among Levels 1, 2, or 3 during the period ended September 30, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO RAE Fundamental US Fund

September 30, 2017 (Unaudited)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 99.4%
COMMON STOCKS 98.7%
BERMUDA 0.1%
FINANCIALS 0.1%
XL Group Ltd.	16,800	$663

Total Bermuda		663

CANADA 0.0%
FINANCIALS 0.0%
Thomson Reuters Corp.	2,611	120

Total Canada		120

IRELAND 0.2%
INFORMATION TECHNOLOGY 0.2%
Accenture PLC ‘A’	7,239	978

Total Ireland		978

UNITED KINGDOM 0.1%
CONSUMER STAPLES 0.1%
Avon Products, Inc. (a)	151,603	353

Total United Kingdom		353

UNITED STATES 98.3%
CONSUMER DISCRETIONARY 10.3%
Abercrombie & Fitch Co. ‘A’	78,050	1,127
American Eagle Outfitters, Inc.	14,301	204
Ascena Retail Group, Inc. (a)	72,887	179
AutoNation, Inc. (a)	3,358	159
Bed Bath & Beyond, Inc.	61,331	1,439
Best Buy Co., Inc.	34,528	1,967
Big Lots, Inc.	15,256	817
Brinker International, Inc.	6,024	192
Caesars Entertainment Corp. (a)	48,872	652
Carnival Corp.	14,721	951
CBS Corp. NVDR ‘B’	30,043	1,742
Chico’s FAS, Inc.	27,803	249
Coach, Inc.	10,391	419
Comcast Corp. ‘A’	106,668	4,105
Dick’s Sporting Goods, Inc.	5,158	139
Dillard’s, Inc. ‘A’	14,525	814
Discovery Communications, Inc. ‘A’ (a)	12,000	255
Dollar General Corp.	1,551	126
Foot Locker, Inc.	2,499	88
Ford Motor Co.	95,774	1,146
Fossil Group, Inc. (a)	46,008	429
GameStop Corp. ‘A’	49,595	1,025
Gap, Inc.	67,009	1,979
General Motors Co.	60,159	2,429
Genuine Parts Co.	1,410	135
GNC Holdings, Inc. ‘A’	95,078	840
Goodyear Tire & Rubber Co.	9,643	321
Graham Holdings Co. ‘B’	323	189
Guess?, Inc.	9,507	162
H&R Block, Inc.	8,039	213
Harley-Davidson, Inc.	9,605	463
Hasbro, Inc.	1,032	101
Home Depot, Inc.	19,813	3,241
HSN, Inc.	6,707	262
International Game Technology PLC	15,192	373
Interpublic Group of Cos., Inc.	17,868	371
JC Penney Co., Inc. (a)	72,380	276
Kohl’s Corp.	68,997	3,150
L Brands, Inc.	5,476	228
Las Vegas Sands Corp.	6,894	442

Liberty Interactive Corp. QVC Group ‘A’ (a)	16,850	397
Lowe’s Cos., Inc.	34,038	2,721
Macy’s, Inc.	56,806	1,239
Mattel, Inc.	9,550	148
McDonald’s Corp.	19,757	3,095
MGM Resorts International	4,815	157
NIKE, Inc. ‘B’	1,618	84
Nordstrom, Inc.	22,787	1,074
Office Depot, Inc.	129,894	590
Omnicom Group, Inc.	10,067	746
Ralph Lauren Corp.	6,034	533
Regal Entertainment Group ‘A’	16,476	264
Rent-A-Center, Inc.	12,117	139
Royal Caribbean Cruises Ltd.	994	118
Sally Beauty Holdings, Inc. (a)	5,416	106
Scripps Networks Interactive, Inc. ‘A’	2,965	255
Sears Holdings Corp. (a)	54,444	397
Target Corp.	46,327	2,734
Tiffany & Co.	676	62
Time Warner, Inc.	42,906	4,396
Time, Inc.	14,509	196
TJX Cos., Inc.	2,932	216
Tribune Media Co. ‘A’	12,999	531
Tupperware Brands Corp.	8,217	508
Twenty-First Century Fox, Inc. ‘A’	50,250	1,326
Urban Outfitters, Inc. (a)	11,378	272
Viacom, Inc. ‘B’	90,884	2,530
Visteon Corp. (a)	4,825	597
Walt Disney Co.	20,305	2,001
Weight Watchers International, Inc. (a)	24,952	1,087
Wendy’s Co.	26,567	413
Wyndham Worldwide Corp.	15,415	1,625
Wynn Resorts Ltd.	4,850	722

		64,678

CONSUMER STAPLES 6.7%
Altria Group, Inc.	23,128	1,467
Archer-Daniels-Midland Co.	22,009	936
Bunge Ltd.	9,979	693
Coca-Cola Co.	67,514	3,039
Colgate-Palmolive Co.	10,975	799
Costco Wholesale Corp.	1,602	263
CVS Health Corp.	18,783	1,527
Dr Pepper Snapple Group, Inc.	5,089	450
General Mills, Inc.	10,875	563
Herbalife Ltd. (a)	14,889	1,010
HRG Group, Inc.	28,093	439
JM Smucker Co.	980	103
Kroger Co.	94,301	1,892
Mondelez International, Inc. ‘A’	22,304	907
Nu Skin Enterprises, Inc. ‘A’	9,356	575
PepsiCo, Inc.	40,720	4,537
Philip Morris International, Inc.	47,013	5,219
Procter & Gamble Co.	82,005	7,461
Rite Aid Corp. (a)	289,003	566
Safeway Casa Ley CVR +	38,866	5
Safeway PDC LLC CVR +	38,866	1
SUPERVALU, Inc. (a)	15,950	347
Sysco Corp.	8,143	439
Wal-Mart Stores, Inc.	111,557	8,717

		41,955

ENERGY 7.8%
Anadarko Petroleum Corp.	4,913	240
Andeavor	6,844	706
Apache Corp.	12,828	588
Baker Hughes a GE Co.	8,896	326
California Resources Corp. (a)	21,112	221
Chesapeake Energy Corp. (a)	261,894	1,126
Chevron Corp.	84,214	9,895
ConocoPhillips	82,737	4,141
CONSOL Energy, Inc. (a)	20,964	355
CVR Energy, Inc.	19,326	501
Devon Energy Corp.	5,856	215
Diamond Offshore Drilling, Inc. (a)	30,493	442
EP Energy Corp. ‘A’ (a)	54,343	177
Exxon Mobil Corp.	152,881	12,533
Halliburton Co.	16,616	765
Helmerich & Payne, Inc.	1,487	78
Hess Corp.	24,411	1,145
HollyFrontier Corp.	39,206	1,410
Kinder Morgan, Inc.	45,898	880
Marathon Oil Corp.	79,899	1,083

Marathon Petroleum Corp.	43,017	2,412
Murphy Oil Corp.	31,954	849
Nabors Industries Ltd.	48,109	388
National Oilwell Varco, Inc.	37,257	1,331
Occidental Petroleum Corp.	21,380	1,373
Oceaneering International, Inc.	6,181	162
ONEOK, Inc.	4,839	268
Patterson-UTI Energy, Inc.	6,340	133
Phillips 66	9,671	886
QEP Resources, Inc. (a)	8,739	75
Schlumberger Ltd.	5,568	388
Southwestern Energy Co. (a)	22,909	140
Superior Energy Services, Inc. (a)	9,107	97
Valero Energy Corp.	32,127	2,472
Whiting Petroleum Corp. (a)	15,497	85
Williams Cos., Inc.	20,661	620
WPX Energy, Inc. (a)	9,738	112

		48,618

FINANCIALS 21.1%
Aflac, Inc.	14,253	1,160
Allstate Corp.	26,542	2,439
Ally Financial, Inc.	147,298	3,573
American Express Co.	55,669	5,036
American Financial Group, Inc.	3,500	362
American International Group, Inc.	134,481	8,256
Ameriprise Financial, Inc.	11,606	1,724
Assurant, Inc.	8,251	788
Bank of America Corp.	488,518	12,379
Bank of New York Mellon Corp.	37,568	1,992
BB&T Corp.	19,388	910
Berkshire Hathaway, Inc. ‘B’ (a)	19,149	3,510
BlackRock, Inc.	1,533	685
Capital One Financial Corp.	40,095	3,394
CIT Group, Inc.	15,629	767
Citigroup, Inc.	181,301	13,188
Citizens Financial Group, Inc.	41,301	1,564
CME Group, Inc.	952	129
CNO Financial Group, Inc.	13,228	309
Comerica, Inc.	6,248	476
Discover Financial Services	32,432	2,091
Fifth Third Bancorp	45,143	1,263
Franklin Resources, Inc.	23,740	1,057
Genworth Financial, Inc. ‘A’ (a)	294,259	1,133
Goldman Sachs Group, Inc.	17,506	4,152
Hartford Financial Services Group, Inc.	26,223	1,454
Invesco Ltd.	16,061	563
JPMorgan Chase & Co.	174,525	16,669
KeyCorp	14,904	280
Legg Mason, Inc.	25,062	985
Leucadia National Corp.	25,893	654
Lincoln National Corp.	14,736	1,083
Loews Corp.	19,733	944
LPL Financial Holdings, Inc.	10,680	551
MetLife, Inc.	41,150	2,138
Morgan Stanley	18,229	878
Navient Corp.	124,952	1,877
New York Community Bancorp, Inc.	6,377	82
People’s United Financial, Inc.	21,013	381
PHH Corp. (a)	15,770	220
PNC Financial Services Group, Inc.	19,007	2,562
Principal Financial Group, Inc.	3,888	250
Progressive Corp.	6,330	306
Prudential Financial, Inc.	12,682	1,348
Raymond James Financial, Inc.	1,533	129
Regions Financial Corp.	62,544	953
Reinsurance Group of America, Inc.	4,165	581
Santander Consumer USA Holdings, Inc. (a)	53,518	823
SLM Corp. (a)	87,762	1,007
State Street Corp.	18,450	1,763
SunTrust Banks, Inc.	22,683	1,356
Synchrony Financial	59,466	1,846
T Rowe Price Group, Inc.	4,835	438
Travelers Cos., Inc.	36,665	4,492
U.S. Bancorp	41,683	2,234
Unum Group	3,302	169
Voya Financial, Inc.	63,105	2,517
Wells Fargo & Co.	140,213	7,733
White Mountains Insurance Group Ltd.	316	271

		131,874

HEALTH CARE 11.6%
Abbott Laboratories	17,850	952
AbbVie, Inc.	11,670	1,037
Aetna, Inc.	18,512	2,944
Allergan PLC	535	110
Amgen, Inc.	21,349	3,980
Anthem, Inc.	37,016	7,029
Baxter International, Inc.	6,317	396
Becton Dickinson and Co.	1,207	236
Bioverativ, Inc. (a)	284	16
Bristol-Myers Squibb Co.	4,511	288
Brookdale Senior Living, Inc. (a)	29,703	315
Cardinal Health, Inc.	2,223	149
Cigna Corp.	708	132
Community Health Systems, Inc. (a)	137,800	1,058
CR Bard, Inc.	665	213
Eli Lilly & Co.	10,875	930
Envision Healthcare Corp. (a)	3,306	149
Express Scripts Holding Co. (a)	36,375	2,303
Gilead Sciences, Inc.	26,505	2,147
HCA Healthcare, Inc. (a)	44,311	3,527
Humana, Inc.	4,778	1,164
Johnson & Johnson	55,977	7,278
Kindred Healthcare, Inc.	36,845	251
LifePoint Health, Inc. (a)	14,004	811
Mallinckrodt PLC (a)	6,832	255
McKesson Corp.	3,257	500
Merck & Co., Inc.	129,842	8,314
Patterson Cos., Inc.	2,097	81
Pfizer, Inc.	453,127	16,177
Quest Diagnostics, Inc.	12,438	1,165
Tenet Healthcare Corp. (a)	74,854	1,230
UnitedHealth Group, Inc.	27,576	5,401
Universal Health Services, Inc. ‘B’	1,747	194
Valeant Pharmaceuticals International, Inc. (a)	104,838	1,502
Varex Imaging Corp. (a)	995	34
Varian Medical Systems, Inc. (a)	1,422	142
Zimmer Biomet Holdings, Inc.	1,009	118

		72,528

INDUSTRIALS 10.0%
3M Co.	9,282	1,948
AGCO Corp.	7,294	538
American Airlines Group, Inc.	37,473	1,780
Armstrong World Industries, Inc. (a)	4,553	233
Avis Budget Group, Inc. (a)	49,245	1,874
Boeing Co.	10,446	2,656
Caterpillar, Inc.	40,554	5,058
Cintas Corp.	851	123
CSX Corp.	62,167	3,373
Cummins, Inc.	8,701	1,462
Deere & Co.	38,188	4,796
Delta Air Lines, Inc.	2,922	141
Dover Corp.	7,636	698
Dun & Bradstreet Corp.	3,191	372
Emerson Electric Co.	44,626	2,804
FedEx Corp.	4,339	979
Flowserve Corp.	8,654	369
Fluor Corp.	16,368	689
Fortive Corp.	1,717	122
General Dynamics Corp.	5,098	1,048
General Electric Co.	216,089	5,225
Hertz Global Holdings, Inc. (a)	76,104	1,702
Honeywell International, Inc.	2,818	399
Illinois Tool Works, Inc.	14,277	2,112
Ingersoll-Rand PLC	3,109	277
L3 Technologies, Inc.	2,024	381
Lincoln Electric Holdings, Inc.	1,397	128
Lockheed Martin Corp.	1,930	599
ManpowerGroup, Inc.	5,300	624
Norfolk Southern Corp.	14,052	1,858
Northrop Grumman Corp.	10,369	2,983
Oshkosh Corp.	4,672	386
Owens Corning	1,027	79
PACCAR, Inc.	1,296	94
Parker-Hannifin Corp.	2,737	479
Pitney Bowes, Inc.	50,635	709
Quanta Services, Inc. (a)	12,048	450
Raytheon Co.	6,417	1,197
Republic Services, Inc.	5,211	344
RR Donnelley & Sons Co.	26,117	269
Ryder System, Inc.	6,821	577
Stanley Black & Decker, Inc.	1,449	219
Timken Co.	7,229	351
Trinity Industries, Inc.	17,837	569
Union Pacific Corp.	35,168	4,078

United Continental Holdings, Inc. (a)	7,434	453
United Rentals, Inc. (a)	4,409	612
United Technologies Corp.	25,745	2,989
Univar, Inc. (a)	3,771	109
Waste Management, Inc.	11,356	889
WW Grainger, Inc.	2,066	371

		62,575

INFORMATION TECHNOLOGY 17.4%
Activision Blizzard, Inc.	16,441	1,061
Advanced Micro Devices, Inc. (a)	7,428	95
Alphabet, Inc. ‘C’ (a)	1,300	1,247
Amdocs Ltd.	4,910	316
Anixter International, Inc. (a)	1,765	150
Apple, Inc.	137,793	21,237
Applied Materials, Inc.	26,601	1,386
Arrow Electronics, Inc. (a)	11,227	903
Avnet, Inc.	13,429	528
Booz Allen Hamilton Holding Corp.	24,931	932
Brocade Communications Systems, Inc.	34,579	413
CA, Inc.	30,267	1,010
Cisco Systems, Inc.	140,834	4,736
Conduent, Inc. (a)	8,099	127
Corning, Inc.	111,872	3,347
DXC Technology Co.	14,794	1,270
eBay, Inc. (a)	8,261	318
F5 Networks, Inc. (a)	944	114
Fidelity National Information Services, Inc.	858	80
Flex Ltd. (a)	6,369	106
Hewlett Packard Enterprise Co.	218,175	3,209
HP, Inc.	195,416	3,900
Intel Corp.	258,515	9,844
InterActiveCorp (a)	8,478	997
International Business Machines Corp.	83,607	12,130
Intuit, Inc.	839	119
Jabil, Inc.	17,629	503
Juniper Networks, Inc.	22,162	617
Keysight Technologies, Inc. (a)	5,297	221
KLA-Tencor Corp.	6,763	717
Leidos Holdings, Inc.	2,650	157
Micron Technology, Inc. (a)	50,370	1,981
Microsoft Corp.	134,207	9,997
Motorola Solutions, Inc.	17,586	1,493
NCR Corp. (a)	4,248	159
NetApp, Inc.	39,782	1,741
Oracle Corp.	113,611	5,493
Qorvo, Inc. (a)	9,727	687
QUALCOMM, Inc.	56,195	2,913
Seagate Technology PLC	91,501	3,035
Symantec Corp.	93,762	3,076
Tech Data Corp. (a)	5,303	471
Teradata Corp. (a)	23,268	786
Texas Instruments, Inc.	21,778	1,952
Western Digital Corp.	15,273	1,320
Western Union Co.	48,420	930
Xerox Corp.	41,416	1,379

		109,203

MATERIALS 4.5%
Albemarle Corp.	890	121
Alcoa Corp.	42,634	1,988
Ashland Global Holdings, Inc.	3,346	219
Avery Dennison Corp.	2,019	199
Ball Corp.	3,126	129
Bemis Co., Inc.	1,886	86
CF Industries Holdings, Inc.	24,334	856
Chemours Co.	33,945	1,718
Cleveland-Cliffs, Inc. (a)	66,741	477
Domtar Corp.	23,437	1,017
DowDuPont, Inc.	86,180	5,966
FMC Corp.	1,705	152
Freeport-McMoRan, Inc. (a)	175,034	2,458
Huntsman Corp.	27,041	741
International Paper Co.	22,141	1,258
LyondellBasell Industries NV ‘A’	35,964	3,562
Monsanto Co.	16,692	2,000
Mosaic Co.	73,337	1,583
Newmont Mining Corp.	21,098	791
Nucor Corp.	3,955	222
Owens-Illinois, Inc. (a)	8,937	225
Packaging Corp. of America	666	76
PPG Industries, Inc.	4,027	438
Praxair, Inc.	5,791	809

Reliance Steel & Aluminum Co.	5,609	427
United States Steel Corp.	10,122	260
WestRock Co.	2,327	132

		27,910

TELECOMMUNICATION SERVICES 3.3%
AT&T, Inc.	237,727	9,312
CenturyLink, Inc.	139,123	2,629
Frontier Communications Corp.	43,404	512
Sprint Corp. (a)	14,475	113
T-Mobile US, Inc. (a)	5,594	345
Telephone & Data Systems, Inc.	15,524	433
Verizon Communications, Inc.	145,952	7,223
Windstream Holdings, Inc.	47,053	83

		20,650

UTILITIES 5.6%
AES Corp.	167,433	1,845
Ameren Corp.	21,495	1,243
American Electric Power Co., Inc.	27,555	1,936
Calpine Corp. (a)	112,449	1,659
CenterPoint Energy, Inc.	45,266	1,322
CMS Energy Corp.	5,391	250
Consolidated Edison, Inc.	24,053	1,941
DTE Energy Co.	7,367	791
Duke Energy Corp.	34,063	2,859
Edison International	15,841	1,222
Entergy Corp.	39,503	3,016
Exelon Corp.	86,871	3,272
FirstEnergy Corp.	78,981	2,435
Great Plains Energy, Inc.	6,062	184
Hawaiian Electric Industries, Inc.	3,702	124
MDU Resources Group, Inc.	33,319	865
National Fuel Gas Co.	3,902	221
NextEra Energy, Inc.	3,426	502
NRG Energy, Inc.	76,485	1,957
OGE Energy Corp.	3,537	127
PG&E Corp.	17,922	1,220
Pinnacle West Capital Corp.	8,294	701
Portland General Electric Co.	2,066	94
PPL Corp.	24,436	927
Public Service Enterprise Group, Inc.	34,493	1,595
SCANA Corp.	3,843	186
Sempra Energy	820	94
Southern Co.	25,448	1,251
Southwest Gas Holdings, Inc.	743	58
UGI Corp.	4,117	193
Vectren Corp.	4,230	278
Xcel Energy, Inc.	17,191	814

		35,182

Total United States		615,173

Total Common Stocks (Cost $470,728)		617,287

REAL ESTATE INVESTMENT TRUSTS 0.7%
UNITED STATES 0.7%
FINANCIALS 0.4%
AGNC Investment Corp.	30,331	658
Annaly Capital Management, Inc.	86,188	1,051
Chimera Investment Corp.	11,868	224
Two Harbors Investment Corp.	30,150	304

		2,237

REAL ESTATE 0.3%
CoreCivic, Inc.	24,646	660
Hospitality Properties Trust	9,497	270
Iron Mountain, Inc.	14,330	557
Quality Care Properties, Inc. (a)	24,120	374

Senior Housing Properties Trust	11,493	225

		2,086

Total Real Estate Investment Trusts (Cost $3,928)		4,323

Total Investments in Securities (Cost $474,656)		621,610

Total Investments 99.4% (Cost $474,656)		$621,610
Other Assets and Liabilities, net 0.6%		3,982

Net Assets 100.0%		$625,592

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

+	Security valued using significant unobservable inputs (Level 3).

(a)	Security did not produce income within the last twelve months.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Investments in Securities, at Value
Common Stocks
Bermuda
Financials	$663	$0	$0	$663
Canada
Financials	120	0	0	120
Ireland
Information Technology	978	0	0	978
United Kingdom
Consumer Staples	353	0	0	353
United States
Consumer Discretionary	64,678	0	0	64,678
Consumer Staples	41,949	0	6	41,955
Energy	48,618	0	0	48,618
Financials	131,874	0	0	131,874
Health Care	72,528	0	0	72,528
Industrials	62,575	0	0	62,575
Information Technology	109,203	0	0	109,203
Materials	27,910	0	0	27,910
Telecommunication Services	20,650	0	0	20,650
Utilities	35,182	0	0	35,182
Real Estate Investment Trusts
United States
Financials	2,237	0	0	2,237
Real Estate	2,086	0	0	2,086

Total Investments	$621,604	$0	$6	$621,610

There were no significant transfers among Levels 1, 2, or 3 during the period ended September 30, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO RAE Fundamental US Small Fund

September 30, 2017 (Unaudited)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 99.3%
COMMON STOCKS 88.8%
INDIA 0.0%
CONSUMER DISCRETIONARY 0.0%
Eros International PLC (a)	1,412	$20

Total India		20

UNITED KINGDOM 0.2%
FINANCIALS 0.2%
Janus Henderson Group PLC	6,323	221

Total United Kingdom		221

UNITED STATES 88.6%
CONSUMER DISCRETIONARY 17.8%
Aaron’s, Inc.	12,355	539
Adtalem Global Education, Inc.	13,983	501
AMC Entertainment Holdings, Inc. ‘A’	2,988	44
America’s Car-Mart, Inc. (a)	1,703	70
American Axle & Manufacturing Holdings, Inc. (a)	7,063	124
American Outdoor Brands Corp. (a)	3,790	58
American Public Education, Inc. (a)	2,846	60
Asbury Automotive Group, Inc. (a)	3,990	244
Ascena Retail Group, Inc. (a)	28,089	69
Ascent Capital Group, Inc. ‘A’ (a)	3,447	45
Barnes & Noble Education, Inc. (a)	9,204	60
Barnes & Noble, Inc.	17,836	136
Beazer Homes USA, Inc. (a)	2,520	47
Big 5 Sporting Goods Corp.	6,351	49
Biglari Holdings, Inc. (a)	120	40
BJ’s Restaurants, Inc. (a)	1,060	32
Bloomin’ Brands, Inc.	9,313	164
Bob Evans Farms, Inc.	4,531	351
Boyd Gaming Corp.	12,112	316
Bridgepoint Education, Inc. (a)	3,417	33
Brinker International, Inc.	1,987	63
Buckle, Inc.	9,823	165
Buffalo Wild Wings, Inc. (a)	362	38
Caesars Acquisition Co. ‘A’ (a)	4,215	90
Caleres, Inc.	6,630	202
Callaway Golf Co.	4,407	64
Capella Education Co.	1,948	137
Career Education Corp. (a)	18,154	189
Carrols Restaurant Group, Inc. (a)	6,271	68
Cato Corp. ‘A’	4,857	64
Century Communities, Inc. (a)	777	19
Cheesecake Factory, Inc.	2,789	117
Chico’s FAS, Inc.	9,720	87
Children’s Place, Inc.	2,075	245
Choice Hotels International, Inc.	2,387	153
Churchill Downs, Inc.	252	52
Citi Trends, Inc.	1,504	30
Conn’s, Inc. (a)	6,337	178
Container Store Group, Inc. (a)	5,355	23
Cooper Tire & Rubber Co.	5,016	188
Cooper-Standard Holding, Inc. (a)	2,388	277
Core-Mark Holding Co., Inc.	2,428	78
Crocs, Inc. (a)	17,087	166
Dana, Inc.	17,581	492
Dave & Buster’s Entertainment, Inc. (a)	2,580	135
Deckers Outdoor Corp. (a)	3,301	226
Denny’s Corp. (a)	3,503	44
DineEquity, Inc.	2,394	103
Dorman Products, Inc. (a)	1,263	90
Drive Shack, Inc.	14,940	54
DSW Inc. ‘A’	9,337	201
Eldorado Resorts, Inc. (a)	6,807	175
Ethan Allen Interiors, Inc.	2,564	83
Etsy, Inc. (a)	740	12
Express, Inc. (a)	22,669	153

Extended Stay America, Inc.	3,610	72
Fiesta Restaurant Group, Inc. (a)	1,787	34
Finish Line, Inc. ‘A’	13,213	159
Five Below, Inc. (a)	1,493	82
Francesca’s Holdings Corp. (a)	4,555	34
Fred’s, Inc. ‘A’	8,869	57
FTD Cos., Inc. (a)	2,607	34
G-III Apparel Group Ltd. (a)	2,964	86
Gannett Co., Inc.	33,577	302
Genesco, Inc. (a)	7,710	205
Gentherm, Inc. (a)	283	10
GoPro, Inc. ‘A’ (a)	6,320	70
Grand Canyon Education, Inc. (a)	1,395	127
Gray Television, Inc. (a)	1,196	19
Group 1 Automotive, Inc.	2,997	217
Groupon, Inc. (a)	52,841	275
Guess?, Inc.	18,761	319
Haverty Furniture Cos., Inc.	3,320	87
Helen of Troy Ltd. (a)	1,237	120
Hibbett Sports, Inc. (a)	4,747	68
Hilton Grand Vacations, Inc. (a)	2,066	80
Hooker Furniture Corp.	429	20
Horizon Global Corp. (a)	1,124	20
Houghton Mifflin Harcourt Co. (a)	7,461	90
Hovnanian Enterprises, Inc. ‘A’ (a)	5,883	11
HSN, Inc.	3,271	128
Iconix Brand Group, Inc. (a)	28,502	162
ILG, Inc.	2,902	78
International Speedway Corp. ‘A’	2,594	93
iRobot Corp. (a)	1,563	120
Jack in the Box, Inc.	1,730	176
John Wiley & Sons, Inc. ‘A’	3,931	210
K12, Inc. (a)	5,119	91
KB Home	1,625	39
Kirkland’s, Inc. (a)	3,928	45
La Quinta Holdings, Inc. (a)	7,026	123
La-Z-Boy, Inc.	2,675	72
Lands’ End, Inc. (a)	6,371	84
Laureate Education, Inc. ‘A’ (a)	2,725	40
LCI Industries	1,054	122
Libbey, Inc.	6,723	62
Liberty TripAdvisor Holdings, Inc. ‘A’ (a)	5,470	68
Lions Gate Entertainment Corp. ‘A’ (a)	458	15
Lions Gate Entertainment Corp. ‘B’ (a)	3,030	96
Lithia Motors, Inc. ‘A’	652	78
Loral Space & Communications, Inc. (a)	1,107	55
Lumber Liquidators Holdings, Inc. (a)	4,745	185
M/I Homes, Inc. (a)	3,877	104
Marcus Corp.	1,776	49
Marriott Vacations Worldwide Corp.	2,118	264
MDC Holdings, Inc.	1,766	59
MDC Partners, Inc. ‘A’	4,262	47
Media General, Inc. CVR +	2,855	6
Meredith Corp.	3,614	201
Meritage Homes Corp. (a)	1,659	74
Modine Manufacturing Co. (a)	4,371	84
Monro, Inc.	649	36
Movado Group, Inc.	2,568	72
MSG Networks, Inc. ‘A’ (a)	956	20
Murphy USA, Inc. (a)	2,923	202
NACCO Industries, Inc. ‘A’	558	48
National CineMedia, Inc.	11,614	81
New York Times Co. ‘A’	9,757	191
Nexstar Media Group, Inc. ‘A’	1,250	78
Nutrisystem, Inc.	1,818	102
Ollie’s Bargain Outlet Holdings, Inc. (a)	2,034	94
Oxford Industries, Inc.	1,173	75
Papa John’s International, Inc.	769	56
Party City Holdco, Inc. (a)	2,131	29
Penn National Gaming, Inc. (a)	11,780	276
Perry Ellis International, Inc. (a)	3,276	77
PetMed Express, Inc.	1,594	53
Pier 1 Imports, Inc.	62,882	263
Pinnacle Entertainment, Inc. (a)	14,421	307
Potbelly Corp. (a)	4,479	56
Red Robin Gourmet Burgers, Inc. (a)	1,099	74
Red Rock Resorts, Inc. ‘A’	1,422	33
Regis Corp. (a)	9,870	141
Rent-A-Center, Inc.	29,452	338
RH (a)	2,125	149
Ruby Tuesday, Inc. (a)	12,447	27
Ruth’s Hospitality Group, Inc.	605	13
Scholastic Corp.	4,280	159
Scientific Games Corp. ‘A’ (a)	5,312	244

SeaWorld Entertainment, Inc.	18,657	242
Select Comfort Corp. (a)	4,015	125
Shoe Carnival, Inc.	2,274	51
Shutterfly, Inc. (a)	2,139	104
Sinclair Broadcast Group, Inc. ‘A’	2,962	95
Sonic Automotive, Inc. ‘A’	9,784	200
Sonic Corp.	2,442	62
Sotheby’s (a)	5,933	274
Sportsman’s Warehouse Holdings, Inc. (a)	5,134	23
Standard Motor Products, Inc.	1,518	73
Stein Mart, Inc.	8,668	11
Steven Madden Ltd. (a)	2,261	98
Stoneridge, Inc. (a)	3,052	60
Strayer Education, Inc.	3,207	280
Sturm Ruger & Co., Inc.	1,474	76
Superior Industries International, Inc.	2,224	37
Tailored Brands, Inc.	6,488	94
Taylor Morrison Home Corp. ‘A’ (a)	3,817	84
Tempur Sealy International, Inc. (a)	1,300	84
Tenneco, Inc.	500	30
Texas Roadhouse, Inc.	1,588	78
Time, Inc.	20,186	272
TopBuild Corp. (a)	2,073	135
Tower International, Inc.	2,079	57
TravelCenters of America LLC (a)	9,552	41
TRI Pointe Group, Inc. (a)	7,854	108
tronc, Inc. (a)	8,329	121
Tuesday Morning Corp. (a)	6,030	19
Universal Electronics, Inc. (a)	252	16
Vera Bradley, Inc. (a)	3,167	28
Vista Outdoor, Inc. (a)	2,281	52
Vitamin Shoppe, Inc. (a)	8,044	43
VOXX International Corp. (a)	2,357	20
Wendy’s Co.	14,536	226
William Lyon Homes ‘A’ (a)	2,101	48
Wolverine World Wide, Inc.	5,562	160
ZAGG, Inc. (a)	1,857	29
Zumiez, Inc. (a)	5,316	96

		20,017

CONSUMER STAPLES 2.7%
Andersons, Inc.	1,996	68
B&G Foods, Inc.	2,246	72
Boston Beer Co., Inc. ‘A’ (a)	270	42
Cal-Maine Foods, Inc. (a)	1,530	63
Central Garden & Pet Co. ‘A’ (a)	5,523	205
Coca-Cola Bottling Co. Consolidated	314	68
Darling Ingredients, Inc. (a)	13,515	237
Dean Foods Co.	11,342	123
Energizer Holdings, Inc.	3,469	160
Fresh Del Monte Produce, Inc.	3,436	156
Ingles Markets, Inc. ‘A’	3,152	81
Inter Parfums, Inc.	1,744	72
J&J Snack Foods Corp.	476	62
Medifast, Inc.	1,298	77
Omega Protein Corp.	1,531	25
Performance Food Group Co. (a)	5,511	156
PriceSmart, Inc.	854	76
Revlon, Inc. ‘A’ (a)	849	21
Sanderson Farms, Inc.	1,191	192
Seneca Foods Corp. ‘A’ (a)	589	20
Smart & Final Stores, Inc. (a)	3,607	28
Snyder’s-Lance, Inc.	417	16
SpartanNash Co.	3,929	104
Sprouts Farmers Market, Inc. (a)	4,664	88
SUPERVALU, Inc. (a)	4,893	106
United Natural Foods, Inc. (a)	4,446	185
Universal Corp.	3,693	212
USANA Health Sciences, Inc. (a)	854	49
Vector Group Ltd.	7,304	150
Village Super Market, Inc. ‘A’	646	16
WD-40 Co.	658	74
Weis Markets, Inc.	1,655	72

		3,076

ENERGY 4.2%
Archrock, Inc.	8,710	109
Atwood Oceanics, Inc. (a)	39,092	367
Basic Energy Services, Inc. (a)	435	8
Bill Barrett Corp. (a)	31,732	136
Bristow Group, Inc.	13,693	128

California Resources Corp. (a)	8,671	91
Callon Petroleum Co. (a)	1,752	20
CARBO Ceramics, Inc. (a)	8,587	74
Carrizo Oil & Gas, Inc. (a)	2,709	46
Cloud Peak Energy, Inc. (a)	59,074	216
Cobalt International Energy, Inc. (a)	400	1
Contango Oil & Gas Co. (a)	3,871	19
Delek U.S. Holdings, Inc.	14,825	396
Denbury Resources, Inc. (a)	8,155	11
Dril-Quip, Inc. (a)	1,775	78
Enbridge Energy Management LLC (a)	2,465	38
Enbridge Energy Management LLC +	58,437	0
EP Energy Corp. ‘A’ (a)	4,151	14
Era Group, Inc. (a)	6,139	69
EXCO Resources, Inc. (a)	1,510	2
Exterran Corp. (a)	3,237	102
Fairmount Santrol Holdings, Inc. (a)	8,009	38
Forum Energy Technologies, Inc. (a)	3,923	62
Gener8 Maritime, Inc. (a)	9,460	43
Geospace Technologies Corp. (a)	1,639	29
Green Plains, Inc.	4,398	89
Gulfport Energy Corp. (a)	882	13
Halcon Resources Corp. (a)	2,645	18
Helix Energy Solutions Group, Inc. (a)	8,382	62
Hornbeck Offshore Services, Inc. (a)	7,411	30
International Seaways, Inc. (a)	4,638	91
Kosmos Energy Ltd. (a)	7,579	60
Laredo Petroleum, Inc. (a)	2,752	36
McDermott International, Inc. (a)	14,797	108
Newpark Resources, Inc. (a)	9,825	98
Oasis Petroleum, Inc. (a)	7,731	71
Oil States International, Inc. (a)	4,139	105
Overseas Shipholding Group, Inc. ‘A’ (a)	11,820	31
Parker Drilling Co. (a)	27,912	31
PBF Energy, Inc. ‘A’	8,696	240
PDC Energy, Inc. (a)	682	33
Peabody Energy Corp. (a)	3,272	95
Pioneer Energy Services Corp. (a)	25,598	65
Renewable Energy Group, Inc. (a)	5,914	72
Resolute Energy Corp. (a)	347	10
REX American Resources Corp. (a)	721	68
Rowan Cos. PLC ‘A’ (a)	7,924	102
Sanchez Energy Corp. (a)	2,674	13
SEACOR Holdings, Inc. (a)	3,957	182
SEACOR Marine Holdings, Inc. (a)	3,978	62
SemGroup Corp. ‘A’	2,248	65
SM Energy Co.	7,758	138
Stone Energy Corp. (a)	1,637	48
Tesco Corp. (a)	3,685	20
TETRA Technologies, Inc. (a)	4,390	13
U.S. Silica Holdings, Inc.	1,077	33
Unit Corp. (a)	10,769	222
W&T Offshore, Inc. (a)	34,868	106
Westmoreland Coal Co. (a)	2,791	7
World Fuel Services Corp.	4,120	140

		4,674

FINANCIALS 15.6%
Allegiance Bancshares, Inc. (a)	390	14
Ambac Financial Group, Inc. (a)	11,571	200
American Equity Investment Life Holding Co.	23,916	695
AMERISAFE, Inc.	468	27
Arlington Asset Investment Corp. ‘A’	3,238	41
Artisan Partners Asset Management, Inc. ‘A’	460	15
Associated Banc-Corp	7,004	170
Astoria Financial Corp.	9,029	194
Baldwin & Lyons, Inc. ‘B’	926	21
Banc of California, Inc.	1,693	35
BancFirst Corp.	978	56
Bancorp, Inc. (a)	4,170	35
BancorpSouth, Inc.	3,748	120
Bank of Hawaii Corp.	1,318	110
BankUnited, Inc.	3,604	128
Beneficial Bancorp, Inc.	2,592	43
Berkshire Hills Bancorp, Inc.	2,089	81
BGC Partners, Inc. ‘A’	19,025	275
BofI Holding, Inc. (a)	1,076	31
Boston Private Financial Holdings, Inc.	3,609	60
Brookline Bancorp, Inc.	6,800	105
Bryn Mawr Bank Corp.	668	29
Camden National Corp.	1,477	64
Capital Bank Financial Corp. ‘A’	1,900	78

Capitol Federal Financial, Inc.	12,969	191
Cathay General Bancorp	1,840	74
Chemical Financial Corp.	3,749	196
Citizens & Northern Corp.	745	18
City Holding Co.	1,537	111
Cohen & Steers, Inc.	1,212	48
Columbia Banking System, Inc.	1,855	78
Community Bank System, Inc.	1,548	86
Community Trust Bancorp, Inc.	1,975	92
ConnectOne Bancorp, Inc.	667	16
Cowen, Inc. (a)	6,080	108
Crawford & Co. ‘B’	1,601	19
CU Bancorp (a)	421	16
Customers Bancorp, Inc. (a)	2,200	72
CVB Financial Corp.	2,651	64
Dime Community Bancshares, Inc.	2,994	64
Donnelley Financial Solutions, Inc. (a)	7,788	168
Eagle Bancorp, Inc. (a)	804	54
eHealth, Inc. (a)	3,823	91
Employers Holdings, Inc.	3,410	155
Encore Capital Group, Inc. (a)	2,692	119
Enova International, Inc. (a)	9,958	134
Enterprise Financial Services Corp.	1,028	44
Essent Group Ltd. (a)	1,641	66
Evercore, Inc. ‘A’	2,073	166
EZCORP, Inc. ‘A’ (a)	21,904	208
FBL Financial Group, Inc. ‘A’	1,155	86
FCB Financial Holdings, Inc. ‘A’ (a)	1,364	66
Federal Agricultural Mortgage Corp. ‘C’	1,275	93
Federated Investors, Inc. ‘B’	6,031	179
Fidelity & Guaranty Life	2,114	66
Fidelity Southern Corp.	1,278	30
Financial Institutions, Inc.	1,679	48
First Bancorp	1,664	57
First Busey Corp.	2,773	87
First Commonwealth Financial Corp.	6,128	87
First Community Bancshares, Inc.	1,399	41
First Defiance Financial Corp.	648	34
First Financial Bancorp	7,650	200
First Financial Bankshares, Inc.	928	42
First Financial Corp.	1,856	88
First Interstate BancSystem, Inc. ‘A’	1,662	64
First Merchants Corp.	1,527	66
First Midwest Bancorp, Inc.	2,015	47
FirstCash, Inc.	4,268	270
Flagstar Bancorp, Inc. (a)	2,692	96
Flushing Financial Corp.	3,355	100
FNB Corp.	9,270	130
FNFV Group (a)	6,196	106
Fulton Financial Corp.	17,296	324
Glacier Bancorp, Inc.	2,120	80
Great Southern Bancorp, Inc.	695	39
Great Western Bancorp, Inc.	4,434	183
Green Dot Corp. ‘A’ (a)	3,114	154
Greenhill & Co., Inc.	6,508	108
Hancock Holding Co.	4,999	242
Hanmi Financial Corp.	567	18
Heartland Financial USA, Inc.	643	32
Hercules Capital, Inc.	4,121	53
Heritage Financial Corp.	1,285	38
Hilltop Holdings, Inc.	4,521	118
Home BancShares, Inc.	526	13
HomeStreet, Inc. (a)	2,215	60
HomeTrust Bancshares, Inc. (a)	927	24
Hope Bancorp, Inc.	1,570	28
Horace Mann Educators Corp.	2,168	85
IBERIABANK Corp.	843	69
Independent Bank Corp.	1,398	66
Infinity Property & Casualty Corp.	1,082	102
International Bancshares Corp.	4,224	169
Investment Technology Group, Inc.	1,984	44
Kemper Corp.	6,493	344
Lakeland Bancorp, Inc.	2,678	55
Lakeland Financial Corp.	495	24
LPL Financial Holdings, Inc.	3,574	184
MainSource Financial Group, Inc.	1,478	53
MB Financial, Inc.	999	45
MBIA, Inc. (a)	43,682	380
Mercury General Corp.	2,086	118
Morningstar, Inc.	855	73
National Bank Holdings Corp. ‘A’	6,935	248
National Western Life Group, Inc. ‘A’	212	74
Nationstar Mortgage Holdings, Inc. (a)	5,092	95

Navigators Group, Inc.	1,864	109
NBT Bancorp, Inc.	5,287	194
Nelnet, Inc. ‘A’	3,785	191
Northfield Bancorp, Inc.	4,807	83
Northwest Bancshares, Inc.	14,903	257
OceanFirst Financial Corp.	971	27
Ocwen Financial Corp. (a)	55,650	191
Old National Bancorp	9,087	166
Oritani Financial Corp.	5,847	98
Pacific Continental Corp.	736	20
Pacific Premier Bancorp, Inc. (a)	930	35
Park National Corp.	1,260	136
Piper Jaffray Cos.	2,479	147
PRA Group, Inc. (a)	4,386	126
Primerica, Inc.	2,005	164
ProAssurance Corp.	5,827	318
Provident Financial Services, Inc.	5,649	151
Regional Management Corp. (a)	3,477	84
Renasant Corp.	1,078	46
RLI Corp.	2,446	140
S&T Bancorp, Inc.	1,295	51
Safety Insurance Group, Inc.	1,190	91
Sandy Spring Bancorp, Inc.	1,335	55
Selective Insurance Group, Inc.	2,137	115
ServisFirst Bancshares, Inc.	1,280	50
Simmons First National Corp. ‘A’	714	41
South State Corp.	948	85
State Bank Financial Corp.	1,280	37
Stewart Information Services Corp.	465	18
Stifel Financial Corp.	1,011	54
Stock Yards Bancorp, Inc.	1,724	66
TCF Financial Corp.	16,701	285
Tompkins Financial Corp.	1,045	90
Towne Bank	2,357	79
TriCo Bancshares	605	25
TriState Capital Holdings, Inc. (a)	722	17
Triumph Bancorp, Inc. (a)	650	21
TrustCo Bank Corp.	11,620	103
Trustmark Corp.	5,580	185
UMB Financial Corp.	1,382	103
Union Bankshares Corp.	3,658	129
United Bankshares, Inc.	1,674	62
United Financial Bancorp, Inc.	1,207	22
United Fire Group, Inc.	1,227	56
Universal Insurance Holdings, Inc.	1,900	44
Univest Corp. of Pennsylvania	1,904	61
Valley National Bancorp	25,049	302
Waddell & Reed Financial, Inc. ‘A’	24,784	497
Walker & Dunlop, Inc. (a)	922	48
Walter Investment Management Corp. (a)	1,801	1
Washington Federal, Inc.	9,748	328
Washington Trust Bancorp, Inc.	696	40
Waterstone Financial, Inc.	2,721	53
WesBanco, Inc.	1,304	54
Westamerica Bancorporation	2,371	141
Wintrust Financial Corp.	1,553	122
World Acceptance Corp. (a)	3,814	316
WSFS Financial Corp.	847	41

		17,481

HEALTH CARE 6.8%
Abaxis, Inc.	691	31
Acorda Therapeutics, Inc. (a)	5,196	123
Akorn, Inc. (a)	1,033	34
Alere, Inc. (a)	1,883	96
Allscripts Healthcare Solutions, Inc. (a)	11,463	163
Almost Family, Inc. (a)	1,076	58
AMAG Pharmaceuticals, Inc. (a)	4,505	83
Amedisys, Inc. (a)	2,683	150
AMN Healthcare Services, Inc. (a)	1,985	91
Analogic Corp.	960	80
AngioDynamics, Inc. (a)	4,329	74
AquaBounty Technologies, Inc. (a)	5	0
BioScrip, Inc. (a)	7,646	21
Bluebird Bio, Inc. (a)	154	21
Cambrex Corp. (a)	1,100	61
Cantel Medical Corp.	1,030	97
Capital Senior Living Corp. (a)	3,014	38
Cardiovascular Systems, Inc. (a)	491	14
Catalent, Inc. (a)	1,054	42
Chemed Corp.	1,398	282
Civitas Solutions, Inc. (a)	547	10

Computer Programs & Systems, Inc.	587	17
CONMED Corp.	2,782	146
Depomed, Inc. (a)	4,530	26
Emergent BioSolutions, Inc. (a)	3,137	127
Enanta Pharmaceuticals, Inc. (a)	337	16
Ensign Group, Inc.	740	17
Exactech, Inc. (a)	1,393	46
Five Prime Therapeutics, Inc. (a)	885	36
Globus Medical, Inc. ‘A’ (a)	3,104	92
Haemonetics Corp. (a)	2,435	109
Halyard Health, Inc. (a)	8,112	365
HMS Holdings Corp. (a)	4,319	86
Horizon Pharma PLC (a)	5,428	69
ICU Medical, Inc. (a)	582	108
Impax Laboratories, Inc. (a)	7,553	153
INC Research Holdings, Inc. ‘A’ (a)	1,429	75
Inovalon Holdings, Inc. ‘A’ (a)	2,797	48
Integer Holdings Corp. (a)	2,543	130
Integra LifeSciences Holdings Corp. (a)	2,903	147
Invacare Corp.	9,922	156
Juno Therapeutics, Inc. (a)	343	15
Lannett Co., Inc. (a)	2,757	51
LHC Group, Inc. (a)	959	68
Luminex Corp.	2,392	49
Magellan Health, Inc. (a)	4,694	405
Masimo Corp. (a)	683	59
Medicines Co. (a)	2,493	92
Medidata Solutions, Inc. (a)	570	45
Medpace Holdings, Inc. (a)	508	16
Meridian Bioscience, Inc.	3,294	47
Merit Medical Systems, Inc. (a)	3,116	132
Molina Healthcare, Inc. (a)	3,044	209
Myriad Genetics, Inc. (a)	18,532	670
National HealthCare Corp.	956	60
Natus Medical, Inc. (a)	1,398	52
Neogen Corp. (a)	938	73
NuVasive, Inc. (a)	1,650	92
NxStage Medical, Inc. (a)	684	19
Omnicell, Inc. (a)	1,662	85
OPKO Health, Inc. (a)	2,407	17
Orthofix International NV (a)	2,527	119
Owens & Minor, Inc.	8,685	254
PAREXEL International Corp. (a)	540	48
PDL BioPharma, Inc. (a)	86,965	295
PharMerica Corp. (a)	3,069	90
Prestige Brands Holdings, Inc. (a)	2,333	117
Providence Service Corp. (a)	554	30
Quality Systems, Inc. (a)	7,068	111
Quorum Health Corp. (a)	2,466	13
RadNet, Inc. (a)	8,568	99
SciClone Pharmaceuticals, Inc. (a)	2,936	33
Select Medical Holdings Corp. (a)	22,645	435
Spectrum Pharmaceuticals, Inc. (a)	3,853	54
Surgery Partners, Inc. (a)	1,687	17
Tivity Health, Inc. (a)	2,987	122
U.S. Physical Therapy, Inc.	394	24

		7,655

INDUSTRIALS 19.3%
AAON, Inc.	1,042	36
AAR Corp.	5,513	208
ABM Industries, Inc.	5,241	219
ACCO Brands Corp. (a)	15,504	184
Actuant Corp. ‘A’	9,878	253
Advisory Board Co. (a)	526	28
Aegion Corp. (a)	3,473	81
Aerovironment, Inc. (a)	652	35
Air Transport Services Group, Inc. (a)	4,885	119
Aircastle Ltd.	9,793	218
Alamo Group, Inc.	153	16
Albany International Corp. ‘A’	2,036	117
Allegiant Travel Co.	723	95
Altra Industrial Motion Corp.	1,985	95
Apogee Enterprises, Inc.	598	29
Applied Industrial Technologies, Inc.	3,976	262
ArcBest Corp.	1,075	36
Argan, Inc.	227	15
Armstrong Flooring, Inc. (a)	1,924	30
Armstrong World Industries, Inc. (a)	3,811	195
Astec Industries, Inc.	1,114	62
Astronics Corp. (a)	323	10
Atlas Air Worldwide Holdings, Inc. (a)	4,045	266

AZZ, Inc.	892	43
Babcock & Wilcox Enterprises, Inc. (a)	4,902	16
Barnes Group, Inc.	2,976	210
Beacon Roofing Supply, Inc. (a)	2,657	136
Brady Corp. ‘A’	5,773	219
Briggs & Stratton Corp.	7,118	167
Brink’s Co.	3,341	281
CAI International, Inc. (a)	2,710	82
Casella Waste Systems, Inc. ‘A’ (a)	5,191	98
CBIZ, Inc. (a)	6,445	105
Chart Industries, Inc. (a)	3,951	155
CIRCOR International, Inc.	1,037	56
Civeo Corp. (a)	23,487	67
Clean Harbors, Inc. (a)	3,437	195
Columbus McKinnon Corp.	545	21
Comfort Systems USA, Inc.	1,289	46
Continental Building Products, Inc. (a)	906	24
Covanta Holding Corp.	9,810	146
CRA International, Inc.	1,005	41
Cubic Corp.	1,753	89
Deluxe Corp.	1,077	79
DigitalGlobe, Inc. (a)	6,310	222
Douglas Dynamics, Inc.	1,153	45
Ducommun, Inc. (a)	1,056	34
DXP Enterprises, Inc. (a)	2,066	65
Dycom Industries, Inc. (a)	945	81
Encore Wire Corp.	1,218	55
EnerSys	1,997	138
Ennis, Inc.	2,857	56
EnPro Industries, Inc.	2,077	167
ESCO Technologies, Inc.	1,721	103
Essendant, Inc.	12,264	162
Esterline Technologies Corp. (a)	3,061	276
Exponent, Inc.	1,273	94
Federal Signal Corp.	2,919	62
Forward Air Corp.	510	29
Franklin Electric Co., Inc.	2,051	92
FTI Consulting, Inc. (a)	4,710	167
GATX Corp.	6,979	430
Generac Holdings, Inc. (a)	6,987	321
General Cable Corp.	8,572	162
Gibraltar Industries, Inc. (a)	1,468	46
Global Brass & Copper Holdings, Inc.	2,766	93
Granite Construction, Inc.	1,757	102
Greenbrier Cos., Inc.	2,771	133
Griffon Corp.	6,134	136
H&E Equipment Services, Inc.	5,903	172
Harsco Corp. (a)	19,026	398
Hawaiian Holdings, Inc. (a)	3,414	128
Healthcare Services Group, Inc.	1,018	55
Heartland Express, Inc.	2,687	67
Heidrick & Struggles International, Inc.	3,147	67
Herc Holdings, Inc. (a)	6,809	335
Herman Miller, Inc.	2,952	106
Hill International, Inc. (a)	10,367	49
Hillenbrand, Inc.	3,689	143
HNI Corp.	2,631	109
Hub Group, Inc. ‘A’ (a)	677	29
Huron Consulting Group, Inc. (a)	1,256	43
Hyster-Yale Materials Handling, Inc.	833	64
ICF International, Inc. (a)	1,719	93
InnerWorkings, Inc. (a)	3,729	42
Insperity, Inc.	1,470	129
Interface, Inc.	2,335	51
John Bean Technologies Corp.	651	66
Kadant, Inc.	961	95
Kaman Corp.	3,010	168
KBR, Inc.	9,556	171
Kelly Services, Inc. ‘A’	5,308	133
Kennametal, Inc.	8,149	329
KeyW Holding Corp. (a)	1,949	15
Kforce, Inc.	5,624	114
Kimball International, Inc. ‘B’	2,693	53
Kirby Corp. (a)	1,081	71
KLX, Inc. (a)	4,434	235
Knight-Swift Transportation Holdings, Inc. (a)	9,830	408
Knoll, Inc.	2,430	49
Korn/Ferry International	3,210	127
Kratos Defense & Security Solutions, Inc. (a)	7,838	103
Landstar System, Inc.	1,730	172
Layne Christensen Co. (a)	1,823	23
Lindsay Corp.	687	63
LSC Communications, Inc.	10,282	170
Lydall, Inc. (a)	310	18

Manitowoc Co., Inc.	5,771	52
Marten Transport Ltd.	1,840	38
Masonite International Corp. (a)	915	63
MasTec, Inc. (a)	2,449	114
Matson, Inc.	1,452	41
Matthews International Corp. ‘A’	781	49
McGrath RentCorp	3,355	147
Mercury Systems, Inc. (a)	728	38
Meritor, Inc. (a)	8,794	229
Milacron Holdings Corp. (a)	1,112	19
Mobile Mini, Inc.	1,732	60
Moog, Inc. ‘A’ (a)	4,432	370
MRC Global, Inc. (a)	15,377	269
MSA Safety, Inc.	2,099	167
Mueller Industries, Inc.	5,597	196
Mueller Water Products, Inc. ‘A’	5,597	72
Multi-Color Corp.	249	20
MYR Group, Inc. (a)	852	25
National Presto Industries, Inc.	901	96
Navigant Consulting, Inc. (a)	4,034	68
Navistar International Corp. (a)	5,784	255
NOW, Inc. (a)	6,867	95
On Assignment, Inc. (a)	1,226	66
Powell Industries, Inc.	545	16
Primoris Services Corp.	1,581	46
Quad/Graphics, Inc.	10,807	244
Quanex Building Products Corp.	2,216	51
Raven Industries, Inc.	2,305	75
RBC Bearings, Inc. (a)	494	62
Regal Beloit Corp.	1,434	113
Resources Connection, Inc.	4,613	64
Rexnord Corp. (a)	9,018	229
Roadrunner Transportation Systems, Inc. (a)	7,087	68
RPX Corp. (a)	6,117	81
RR Donnelley & Sons Co.	10,909	112
Rush Enterprises, Inc. ‘A’ (a)	5,372	249
Saia, Inc. (a)	3,659	229
Scorpio Bulkers, Inc. (a)	13,085	92
Simpson Manufacturing Co., Inc.	3,002	147
SkyWest, Inc.	15,179	666
Spirit Airlines, Inc. (a)	769	26
SPX Corp. (a)	5,008	147
SPX FLOW, Inc. (a)	9,662	373
Standex International Corp.	412	44
Steelcase, Inc. ‘A’	8,404	129
Sun Hydraulics Corp.	725	39
Team, Inc. (a)	325	4
Tennant Co.	985	65
Terex Corp.	3,014	136
Tetra Tech, Inc.	3,364	157
Textainer Group Holdings Ltd. (a)	7,060	121
Thermon Group Holdings, Inc. (a)	2,151	39
Titan International, Inc.	5,388	55
Titan Machinery, Inc. (a)	4,692	73
Trex Co., Inc. (a)	386	35
TriMas Corp. (a)	2,353	64
TriNet Group, Inc. (a)	514	17
Triumph Group, Inc.	9,490	282
TrueBlue, Inc. (a)	1,473	33
Tutor Perini Corp. (a)	4,230	120
UniFirst Corp.	677	103
Univar, Inc. (a)	3,012	87
Universal Forest Products, Inc.	1,050	103
Valmont Industries, Inc.	1,962	310
Veritiv Corp. (a)	3,487	113
Viad Corp.	906	55
Wabash National Corp.	3,689	84
WageWorks, Inc. (a)	207	13
Watts Water Technologies, Inc. ‘A’	2,269	157
Welbilt, Inc. (a)	5,052	116
Werner Enterprises, Inc.	4,747	173
Wesco Aircraft Holdings, Inc. (a)	3,177	30
WESCO International, Inc. (a)	3,638	212
West Corp.	8,302	195
YRC Worldwide, Inc. (a)	6,724	93

		21,715

INFORMATION TECHNOLOGY 11.5%
3D Systems Corp. (a)	3,654	49
ACI Worldwide, Inc. (a)	3,090	70
Acxiom Corp. (a)	3,888	96
ADTRAN, Inc.	8,121	195

Advanced Energy Industries, Inc. (a)	1,615	130
Alpha & Omega Semiconductor Ltd. (a)	2,964	49
Ambarella, Inc. (a)	278	14
Amkor Technology, Inc. (a)	16,962	179
Anixter International, Inc. (a)	1,543	131
Avid Technology, Inc. (a)	15,430	70
AVX Corp.	4,322	79
Bankrate, Inc. (a)	4,899	68
Belden, Inc.	1,848	149
Benchmark Electronics, Inc. (a)	5,990	205
Black Box Corp.	4,598	15
Blackbaud, Inc.	196	17
Blackhawk Network Holdings, Inc. (a)	944	41
Blucora, Inc. (a)	5,590	141
Bottomline Technologies de, Inc. (a)	353	11
Brooks Automation, Inc.	4,102	125
Cabot Microelectronics Corp.	3,368	269
CACI International, Inc. ‘A’ (a)	3,566	497
Ciena Corp. (a)	2,752	60
Coherent, Inc. (a)	289	68
CommVault Systems, Inc. (a)	1,569	95
Comtech Telecommunications Corp.	12,710	261
Convergys Corp.	9,891	256
CoreLogic, Inc. (a)	1,883	87
Cray, Inc. (a)	1,803	35
Cree, Inc. (a)	12,474	352
CSG Systems International, Inc.	3,473	139
CTS Corp.	538	13
Daktronics, Inc.	2,521	27
DHI Group, Inc. (a)	10,102	26
Diebold Nixdorf, Inc.	8,578	196
Diodes, Inc. (a)	4,315	129
Eastman Kodak Co. (a)	6,233	46
Ebix, Inc.	1,739	113
Electro Scientific Industries, Inc. (a)	1,240	17
Electronics For Imaging, Inc. (a)	2,540	108
Entegris, Inc. (a)	4,690	135
ePlus, Inc. (a)	1,459	135
Everi Holdings, Inc. (a)	5,631	43
ExlService Holdings, Inc. (a)	1,499	87
Extreme Networks, Inc. (a)	4,636	55
FARO Technologies, Inc. (a)	1,741	67
Finisar Corp. (a)	4,757	105
FireEye, Inc. (a)	1,702	29
Fitbit, Inc. ‘A’ (a)	5,640	39
Harmonic, Inc. (a)	20,177	62
II-VI, Inc. (a)	2,622	108
Insight Enterprises, Inc. (a)	6,587	302
Integrated Device Technology, Inc. (a)	3,368	90
InterDigital, Inc.	2,613	193
Internap Corp. (a)	7,499	33
Itron, Inc. (a)	2,902	225
KEMET Corp. (a)	4,480	95
Knowles Corp. (a)	10,693	163
Lattice Semiconductor Corp. (a)	6,987	36
Liquidity Services, Inc. (a)	9,531	56
Littelfuse, Inc.	511	100
LivePerson, Inc. (a)	1,138	15
LogMeIn, Inc.	148	16
Lumentum Holdings, Inc. (a)	1,429	78
Manhattan Associates, Inc. (a)	363	15
ManTech International Corp. ‘A’	3,831	169
Methode Electronics, Inc.	1,291	55
MicroStrategy, Inc. ‘A’ (a)	332	42
MKS Instruments, Inc.	1,648	156
MoneyGram International, Inc. (a)	6,196	100
Monotype Imaging Holdings, Inc.	1,079	21
MTS Systems Corp.	1,679	90
NETGEAR, Inc. (a)	3,288	157
NetScout Systems, Inc. (a)	3,087	100
NIC, Inc.	1,712	29
Novanta, Inc. (a)	634	28
OSI Systems, Inc. (a)	1,454	133
Park Electrochemical Corp.	2,074	38
PC Connection, Inc.	650	18
PCM, Inc. (a)	553	8
Pegasystems, Inc.	833	48
Perficient, Inc. (a)	1,053	21
Photronics, Inc. (a)	6,548	58
Plantronics, Inc.	2,833	125
Plexus Corp. (a)	3,096	174
Power Integrations, Inc.	913	67
Progress Software Corp.	7,946	303
Rambus, Inc. (a)	3,501	47

RealPage, Inc. (a)	1,557	62
Rogers Corp. (a)	1,160	155
Sanmina Corp. (a)	8,054	299
ScanSource, Inc. (a)	3,011	131
Science Applications International Corp.	2,179	146
Semtech Corp. (a)	3,533	133
Silicon Laboratories, Inc. (a)	2,433	194
Sonus Networks, Inc. (a)	7,182	55
Stratasys Ltd. (a)	5,063	117
Super Micro Computer, Inc. (a)	891	20
Sykes Enterprises, Inc. (a)	5,713	167
Synaptics, Inc. (a)	1,155	45
Synchronoss Technologies, Inc. (a)	2,237	21
Syntel, Inc.	1,768	35
TeleTech Holdings, Inc.	1,104	46
TiVo Corp.	18,483	367
TTM Technologies, Inc. (a)	9,553	147
Ultra Clean Holdings, Inc. (a)	1,771	54
Unisys Corp. (a)	30,978	263
Universal Display Corp.	178	23
Veeco Instruments, Inc. (a)	4,734	101
VeriFone Systems, Inc. (a)	7,750	157
Verint Systems, Inc. (a)	4,107	172
Versum Materials, Inc.	503	20
Viavi Solutions, Inc. (a)	11,453	108
Virtusa Corp. (a)	994	38
Vishay Intertechnology, Inc.	27,345	514
Web.com Group, Inc. (a)	2,451	61
Xcerra Corp. (a)	1,536	15
XO Group, Inc. (a)	1,871	37
Xperi Corp.	2,116	54
Yelp, Inc. (a)	1,020	44
Zynga, Inc. ‘A’ (a)	53,468	202

		12,900

MATERIALS 5.8%
A Schulman, Inc.	3,077	105
AdvanSix, Inc. (a)	3,225	128
AK Steel Holding Corp. (a)	10,027	56
Allegheny Technologies, Inc.	11,695	279
Boise Cascade Co. (a)	3,452	120
Cabot Corp.	1,547	86
Calgon Carbon Corp.	3,941	84
Carpenter Technology Corp.	3,512	169
Century Aluminum Co. (a)	5,218	87
Clearwater Paper Corp. (a)	2,759	136
Cleveland-Cliffs, Inc. (a)	24,700	177
Coeur Mining, Inc. (a)	2,378	22
Commercial Metals Co.	13,646	260
Compass Minerals International, Inc.	1,635	106
Ferro Corp. (a)	3,511	78
Flotek Industries, Inc. (a)	1,308	6
FutureFuel Corp.	2,947	46
GCP Applied Technologies, Inc. (a)	3,450	106
Gold Resource Corp.	6,338	24
Greif, Inc. ‘A’	5,851	343
HB Fuller Co.	2,688	156
Hecla Mining Co.	12,784	64
Ingevity Corp. (a)	766	48
Innophos Holdings, Inc.	3,632	179
Innospec, Inc.	1,537	95
Intrepid Potash, Inc. (a)	10,159	44
Kaiser Aluminum Corp.	1,226	126
KapStone Paper and Packaging Corp.	5,504	118
Koppers Holdings, Inc. (a)	2,261	104
Kraton Corp. (a)	2,398	97
Kronos Worldwide, Inc.	3,971	91
Louisiana-Pacific Corp. (a)	3,627	98
LSB Industries, Inc. (a)	3,660	29
Materion Corp.	2,406	104
Minerals Technologies, Inc.	1,451	103
Myers Industries, Inc.	4,065	85
Neenah Paper, Inc.	981	84
Olympic Steel, Inc.	1,980	44
OMNOVA Solutions, Inc. (a)	5,868	64
PH Glatfelter Co.	6,448	125
Platform Specialty Products Corp. (a)	7,169	80
PolyOne Corp.	4,609	184
Quaker Chemical Corp.	446	66
Rayonier Advanced Materials, Inc.	7,730	106
Ryerson Holding Corp. (a)	10,123	110
Schnitzer Steel Industries, Inc. ‘A’	3,169	89

Schweitzer-Mauduit International, Inc.	2,660	110
Silgan Holdings, Inc.	6,794	200
Stepan Co.	1,687	141
Summit Materials, Inc. ‘A’ (a)	1,734	56
SunCoke Energy, Inc. (a)	11,934	109
TimkenSteel Corp. (a)	7,860	130
Tredegar Corp.	2,047	37
Trinseo S.A.	2,858	192
Tronox Ltd. ‘A’	20,466	432
Worthington Industries, Inc.	3,138	144

		6,462

REAL ESTATE 0.2%
Alexander & Baldwin, Inc.	1,239	57
Forestar Group, Inc. (a)	3,040	54
HFF, Inc. ‘A’	487	19
Kennedy-Wilson Holdings, Inc.	1,872	35
RE/MAX Holdings, Inc. ‘A’	496	32
RMR Group, Inc. ‘A’	377	19
St. Joe Co. (a)	3,078	58

		274

TELECOMMUNICATION SERVICES 1.2%
ATN International, Inc.	703	37
Cincinnati Bell, Inc. (a)	9,547	189
Cogent Communications Holdings, Inc.	2,014	98
Consolidated Communications Holdings, Inc.	10,461	200
General Communication, Inc. ‘A’ (a)	5,975	244
HC2 Holdings, Inc. (a)	2,591	14
IDT Corp. ‘B’	2,030	29
Iridium Communications, Inc. (a)	19,606	202
Lumos Networks Corp. (a)	2,843	51
Shenandoah Telecommunications Co.	2,276	85
Spok Holdings, Inc.	3,114	48
Vonage Holdings Corp. (a)	14,402	117
Windstream Holdings, Inc.	34,153	60

		1,374

UTILITIES 3.5%
ALLETE, Inc.	2,744	212
American States Water Co.	2,762	136
Atlantic Power Corp. (a)	8,032	20
Avista Corp.	7,722	400
California Water Service Group	5,366	205
Chesapeake Utilities Corp.	971	76
Dynegy, Inc. (a)	42,191	413
El Paso Electric Co.	5,167	285
MGE Energy, Inc.	3,052	197
Middlesex Water Co.	1,391	55
New Jersey Resources Corp.	2,294	97
Northwest Natural Gas Co.	4,517	291
NorthWestern Corp.	2,293	131
NRG Yield, Inc. ‘C’	2,540	49
Ormat Technologies, Inc.	807	49
Otter Tail Corp.	4,546	197
Pattern Energy Group, Inc.	2,303	56
PNM Resources, Inc.	11,540	465
SJW Group	1,879	106
South Jersey Industries, Inc.	3,077	106
Spire, Inc.	2,096	156
TerraForm Global, Inc. ‘A’ (a)	4,451	21
TerraForm Power, Inc. ‘A’ (a)	4,563	60
Unitil Corp.	2,208	109

		3,892

Total United States		99,520

Total Common Stocks (Cost $77,300)		99,761

REAL ESTATE INVESTMENT TRUSTS 10.5%
UNITED STATES 10.5%
FINANCIALS 2.9%
AG Mortgage Investment Trust, Inc.	5,356	103
Anworth Mortgage Asset Corp.	26,602	160
Apollo Commercial Real Estate Finance, Inc.	4,671	85
Arbor Realty Trust, Inc.	1,793	15
Ares Commercial Real Estate Corp.	3,513	47

ARMOUR Residential REIT, Inc.	3,720	100
Blackstone Mortgage Trust, Inc. ‘A’	2,394	74
Capstead Mortgage Corp.	20,016	193
Chimera Investment Corp.	3,198	61
CYS Investments, Inc.	24,330	210
Dynex Capital, Inc.	12,272	89
Invesco Mortgage Capital, Inc.	22,123	379
Ladder Capital Corp.	4,878	67
MFA Financial, Inc.	54,504	477
MTGE Investment Corp.	9,965	193
New York Mortgage Trust, Inc.	16,862	104
PennyMac Mortgage Investment Trust	14,103	245
Redwood Trust, Inc.	12,765	208
Resource Capital Corp.	9,716	105
Two Harbors Investment Corp.	18,103	182
Western Asset Mortgage Capital Corp.	13,435	141

		3,238

REAL ESTATE 7.6%
Acadia Realty Trust	1,989	57
Alexander’s, Inc.	72	31
American Assets Trust, Inc.	1,120	45
Ashford Hospitality Prime, Inc.	3,508	33
Ashford Hospitality Trust, Inc.	21,085	141
Brandywine Realty Trust	19,328	338
CBL & Associates Properties, Inc.	48,563	407
Cedar Realty Trust, Inc.	17,679	99
Chatham Lodging Trust	2,326	50
Chesapeake Lodging Trust	2,611	70
Columbia Property Trust, Inc.	18,994	413
CorEnergy Infrastructure Trust, Inc.	871	31
Corporate Office Properties Trust	8,040	264
Cousins Properties, Inc.	8,532	80
DiamondRock Hospitality Co.	15,897	174
EastGroup Properties, Inc.	1,395	123
Education Realty Trust, Inc.	624	22
Empire State Realty Trust, Inc. ‘A’	2,995	62
First Industrial Realty Trust, Inc.	1,678	50
First Potomac Realty Trust	8,625	96
Franklin Street Properties Corp.	11,275	120
GEO Group, Inc.	7,529	203
Getty Realty Corp.	1,851	53
Gladstone Commercial Corp.	1,856	41
Global Net Lease, Inc.	4,333	95
Government Properties Income Trust	7,139	134
Hersha Hospitality Trust	4,937	92
InfraREIT, Inc.	2,130	48
Investors Real Estate Trust	18,559	113
iStar Inc. (a)	5,233	62
Kite Realty Group Trust	5,959	121
LaSalle Hotel Properties	5,467	159
Lexington Realty Trust	19,265	197
Life Storage, Inc.	446	36
LTC Properties, Inc.	798	37
Mack-Cali Realty Corp.	11,965	284
National Health Investors, Inc.	1,151	89
New Senior Investment Group, Inc.	11,633	106
New York REIT, Inc.	1,835	14
NorthStar Realty Europe Corp.	2,426	31
Outfront Media, Inc.	7,339	185
Pebblebrook Hotel Trust	2,247	81
Pennsylvania Real Estate Investment Trust	7,039	74
Piedmont Office Realty Trust, Inc. ‘A’	14,760	298
Potlatch Corp.	1,976	101
Preferred Apartment Communities, Inc. ‘A’	941	18
PS Business Parks, Inc.	1,083	145
QTS Realty Trust, Inc. ‘A’	1,109	58
RAIT Financial Trust	27,283	20
Ramco-Gershenson Properties Trust	9,529	124
Retail Opportunity Investments Corp.	2,146	41
Retail Properties of America, Inc. ‘A’	8,943	117
Rexford Industrial Realty, Inc.	1,373	39
RLJ Lodging Trust	15,559	342
Ryman Hospitality Properties, Inc.	3,217	201
Sabra Health Care REIT, Inc.	10,727	235
Select Income REIT	3,415	80
Seritage Growth Properties ‘A’	1,252	58
STAG Industrial, Inc.	1,661	46
Starwood Waypoint Homes	706	26
Summit Hotel Properties, Inc.	3,892	62
Sunstone Hotel Investors, Inc.	14,187	228
Tanger Factory Outlet Centers, Inc.	1,613	39

Taubman Centers, Inc.	845	42
Terreno Realty Corp.	486	18
Tier REIT, Inc.	8,154	157
Urban Edge Properties	1,802	43
Urstadt Biddle Properties, Inc. ‘A’	2,590	56
Washington Prime Group, Inc.	51,249	427
Washington Real Estate Investment Trust	4,263	140
Xenia Hotels & Resorts, Inc.	18,306	385

		8,507

Total Real Estate Investment Trusts (Cost $11,120)		11,745

Total Investments in Securities (Cost $88,420)		111,506

Total Investments 99.3% (Cost $88,420)		$111,506
Other Assets and Liabilities, net 0.7%		789

Net Assets 100.0%		$112,295

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

+	Security valued using significant unobservable inputs (Level 3).

(a)	Security did not produce income within the last twelve months.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Investments in Securities, at Value
Common Stocks
India
Consumer Discretionary	$20	$0	$0	$20
United Kingdom
Financials	221	0	0	221
United States
Consumer Discretionary	20,011	0	6	20,017
Consumer Staples	3,076	0	0	3,076
Energy	4,674	0	0	4,674
Financials	17,481	0	0	17,481
Health Care	7,655	0	0	7,655
Industrials	21,715	0	0	21,715
Information Technology	12,900	0	0	12,900
Materials	6,462	0	0	6,462
Real Estate	220	54	0	274
Telecommunication Services	1,374	0	0	1,374
Utilities	3,892	0	0	3,892
Real Estate Investment Trusts
United States
Financials	3,238	0	0	3,238
Real Estate	8,507	0	0	8,507

Total Investments	$111,446	$54	$6	$111,506

There were no significant transfers among Levels 1, 2, or 3 during the period ended September 30, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO REALPATH® Blend 2020 Fund

September 30, 2017 (Unaudited)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 45.3%
MUTUAL FUNDS 45.3%
Vanguard 500 Index Fund ‘Admiral’	12,300	$2,861
Vanguard Developed Markets Index Fund ‘Admiral’	110,281	1,536
Vanguard Emerging Markets Stock Index Fund ‘Admiral’	16,764	605
Vanguard Small-Cap Index Fund ‘Admiral’	4,950	335

Total Mutual Funds (Cost $4,737)		5,337

Total Investments in Securities (Cost $4,737)		5,337

INVESTMENTS IN AFFILIATES 53.5%
MUTUAL FUNDS (a) 49.7%
PIMCO Emerging Local Bond Fund	34,108	261
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	49,155	523
PIMCO High Yield Fund	56,866	515
PIMCO Income Fund	109,662	1,364
PIMCO Long Duration Total Return Fund	33,847	376
PIMCO Long-Term Credit Fund	30,980	377
PIMCO Real Return Asset Fund	91,697	762
PIMCO Real Return Fund	76,478	842
PIMCO Total Return Fund	81,415	840

Total Mutual Funds (Cost $5,709)		5,860

SHORT-TERM INSTRUMENTS 3.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.8%
PIMCO Short-Term Floating NAV Portfolio III	45,882	454

Total Short-Term Instruments (Cost $454)		454

Total Investments in Affiliates (Cost $6,163)		6,314

Total Investments 98.8% (Cost $10,900)		$11,651
Financial Derivative Instruments (b)(c) 0.2% (Cost or Premiums, net $33)		18
Other Assets and Liabilities, net 1.0%		123

Net Assets 100.0%		$11,792

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Institutional Class Shares of each Fund.

(b)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOE S&P 500	1,700.000	12/15/2017	1	$0	$3	$0
Put - CBOE S&P 500	1,850.000	12/15/2017	1	0	4	0
Put - CBOE S&P 500	2,000.000	06/15/2018	5	1	20	10
Put - CBOE S&P 500	1,950.000	09/21/2018	2	0	6	5
Put - CBOE S&P 500	2,075.000	09/21/2018	3	0	13	12

					$46	$27

Total Purchased Options					$46	$27

Written Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOE S&P 500	1,500.000	12/15/2017	1	$0	$(1)	$0
Put - CBOE S&P 500	1,675.000	06/15/2018	5	1	(7)	(3)
Put - CBOE S&P 500	1,725.000	09/21/2018	3	0	(5)	(4)

					$(13)	$(7)

Total Written Options					$(13)	$(7)

(c)	Financial Derivative Instruments: Over the Counter

Swap Agreements:

Total Return Swaps on Commodity and Equity Indices

										Swap Agreements, at Value
Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBK	Receive	BCOMTR Index	1,152	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	02/15/2018	$199	$0	$(2)	$0	$(2)
GST	Receive	DWRTFT Index	34	1-Month USD-LIBOR plus a specified spread	Monthly	04/11/2018	324	0	0	0	0
JPM	Receive	BCOMTR Index	200	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	02/15/2018	35	0	0	0	0

								$0	$(2)	$0	$(2)

Total Swap Agreements								$0	$(2)	$0	$(2)

(1)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Investments in Securities, at Value
Mutual Funds	$5,337	$0	$0	$5,337
	$5,337	$0	$0	$5,337

Investments in Affiliates, at Value
Mutual Funds	5,860	0	0	5,860
Short-Term Instruments
Central Funds Used for Cash Management Purposes	454	0	0	454

	$6,314	$0	$0	$6,314

Total Investments	$11,651	$0	$0	$11,651

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$27	$0	$27

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(7)	0	(7)
Over the counter	0	(2)	0	(2)

	$0	$(9)	$0	$(9)

Total Financial Derivative Instruments	$0	$18	$0	$18

Totals	$11,651	$18	$0	$11,669

There were no significant transfers among Levels 1, 2, or 3 during the period ended September 30, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO REALPATH® Blend 2025 Fund

September 30, 2017 (Unaudited)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 53.7%
MUTUAL FUNDS 53.7%
Vanguard 500 Index Fund ‘Admiral’	13,196	$3,069
Vanguard Developed Markets Index Fund ‘Admiral’	118,225	1,647
Vanguard Emerging Markets Stock Index Fund ‘Admiral’	18,346	662
Vanguard Small-Cap Index Fund ‘Admiral’	5,428	368

Total Mutual Funds (Cost $5,128)		5,746

Total Investments in Securities (Cost $5,128)		5,746

INVESTMENTS IN AFFILIATES 45.6%
MUTUAL FUNDS (a) 40.9%
PIMCO Emerging Local Bond Fund	28,096	215
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	21,542	229
PIMCO High Yield Fund	46,135	418
PIMCO Income Fund	78,147	972
PIMCO Long Duration Total Return Fund	36,097	401
PIMCO Long-Term Credit Fund	33,059	402
PIMCO Real Return Asset Fund	95,819	796
PIMCO Real Return Fund	34,963	385
PIMCO Total Return Fund	52,865	546

Total Mutual Funds (Cost $4,258)		4,364

SHORT-TERM INSTRUMENTS 4.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.7%
PIMCO Short-Term Floating NAV Portfolio III	51,004	504

Total Short-Term Instruments (Cost $504)		504

Total Investments in Affiliates (Cost $4,762)		4,868

Total Investments 99.3% (Cost $9,890)		$10,614
Financial Derivative Instruments (b)(c) 0.1% (Cost or Premiums, net $30)		15
Other Assets and Liabilities, net 0.6%		59

Net Assets 100.0%		$10,688

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Institutional Class Shares of each Fund.

(b)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOE S&P 500	1,700.000	12/15/2017	1	$0	$3	$0
Put - CBOE S&P 500	1,850.000	12/15/2017	1	0	4	0
Put - CBOE S&P 500	2,000.000	06/15/2018	5	1	20	10
Put - CBOE S&P 500	1,950.000	09/21/2018	2	0	6	5
Put - CBOE S&P 500	2,075.000	09/21/2018	2	0	9	8

					$42	$23

Total Purchased Options					$42	$23

Written Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOE S&P 500	1,500.000	12/15/2017	1	$0	$(1)	$0
Put - CBOE S&P 500	1,675.000	06/15/2018	5	1	(8)	(3)
Put - CBOE S&P 500	1,725.000	09/21/2018	2	0	(3)	(3)

					$(12)	$(6)

Total Written Options					$(12)	$(6)

(c)	Financial Derivative Instruments: Over the Counter

Swap Agreements:

Total Return Swaps on Commodity and Equity Indices

										Swap Agreements, at Value
Counterparty	Pay/Receive (1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBK	Receive	BCOMTR Index	1,142	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	02/15/2018	$198	$0	$(2)	$0	$(2)
FBF	Receive	DWRTFT Index	1	1-Month USD-LIBOR plus a specified spread	Monthly	11/08/2017	9	0	0	0	0
GST	Receive	DWRTFT Index	35	1-Month USD-LIBOR plus a specified spread	Monthly	04/11/2018	334	0	0	0	0
JPM	Receive	BCOMTR Index	41	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	02/15/2018	7	0	0	0	0

								$0	$(2)	$0	$(2)

Total Swap Agreements								$0	$(2)	$0	$(2)

(1)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Investments in Securities, at Value
Mutual Funds	$5,746	$0	$0	$5,746
	$5,746	$0	$0	$5,746

Investments in Affiliates, at Value
Mutual Funds	4,364	0	0	4,364
Short-Term Instruments
Central Funds Used for Cash Management Purposes	504	0	0	504

	$4,868	$0	$0	$4,868

Total Investments	$10,614	$0	$0	$10,614

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$23	$0	$23

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(6)	0	(6)
Over the counter	0	(2)	0	(2)

	$0	$(8)	$0	$(8)

Total Financial Derivative Instruments	$0	$15	$0	$15

Totals	$10,614	$15	$0	$10,629

There were no significant transfers among Levels 1, 2, or 3 during the period ended September 30, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO REALPATH® Blend 2030 Fund

September 30, 2017 (Unaudited)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 61.7%
MUTUAL FUNDS 61.7%
Vanguard 500 Index Fund ‘Admiral’	23,916	$5,562
Vanguard Developed Markets Index Fund ‘Admiral’	212,632	2,962
Vanguard Emerging Markets Stock Index Fund ‘Admiral’	33,500	1,209
Vanguard Small-Cap Index Fund ‘Admiral’	9,702	657

Total Mutual Funds (Cost $9,086)		10,390

Total Investments in Securities (Cost $9,086)		10,390

INVESTMENTS IN AFFILIATES 37.7%
MUTUAL FUNDS (a) 32.3%
PIMCO Emerging Local Bond Fund	43,390	331
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	17,114	182
PIMCO High Yield Fund	73,581	667
PIMCO Income Fund	105,755	1,316
PIMCO Long Duration Total Return Fund	44,469	494
PIMCO Long-Term Credit Fund	40,814	497
PIMCO Real Return Asset Fund	120,231	999
PIMCO Real Return Fund	27,843	307
PIMCO Total Return Fund	62,255	642

Total Mutual Funds (Cost $5,254)		5,435

SHORT-TERM INSTRUMENTS 5.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.4%
PIMCO Short-Term Floating NAV Portfolio III	92,547	915

Total Short-Term Instruments (Cost $915)		915

Total Investments in Affiliates (Cost $6,169)		6,350

Total Investments 99.4% (Cost $15,255)		$16,740
Financial Derivative Instruments (b)(c) 0.0% (Cost or Premiums, net $5)		(1)
Other Assets and Liabilities, net 0.6%		105

Net Assets 100.0%		$16,844

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Institutional Class Shares of each Fund.

(b)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOE S&P 500	2,150.000	12/15/2017	2	$0	$20	$1

Total Purchased Options					$20	$1

Written Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOE S&P 500	2,050.000	12/15/2017	2	$0	$(15)	$0

Total Written Options					$(15)	$0

(c)	Financial Derivative Instruments: Over the Counter

Swap Agreements:

Total Return Swaps on Commodity and Equity Indices

										Swap Agreements, at Value
Counterparty	Pay/Receive (1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBK	Receive	BCOMTR Index	1,371	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	02/15/2018	$237	$0	$(2)	$0	$(2)
GST	Receive	DWRTFT Index	65	1-Month USD-LIBOR plus a specified spread	Monthly	04/11/2018	620	0	1	1	0
JPM	Receive	BCOMTR Index	574	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	02/15/2018	100	0	(1)	0	(1)

								$0	$(2)	$1	$(3)

Total Swap Agreements								$0	$(2)	$1	$(3)

(1)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Investments in Securities, at Value
Mutual Funds	$10,390	$0	$0	$10,390
	$10,390	$0	$0	$10,390

Investments in Affiliates, at Value
Mutual Funds	5,435	0	0	5,435
Short-Term Instruments
Central Funds Used for Cash Management Purposes	915	0	0	915

	$6,350	$0	$0	$6,350

Total Investments	$16,740	$0	$0	$16,740

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	1	0	1
Over the counter	0	1	0	1
	$0	$2	$0	$2

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(3)	$0	$(3)

Total Financial Derivative Instruments	$0	$(1)	$0	$(1)

Totals	$16,740	$(1)	$0	$16,739

There were no significant transfers among Levels 1, 2, or 3 during the period ended September 30, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO REALPATH® Blend 2035 Fund

September 30, 2017 (Unaudited)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 68.3%
MUTUAL FUNDS 68.3%
Vanguard 500 Index Fund ‘Admiral’	33,353	$7,757
Vanguard Developed Markets Index Fund ‘Admiral’	292,200	4,070
Vanguard Emerging Markets Stock Index Fund ‘Admiral’	46,813	1,690
Vanguard Small-Cap Index Fund ‘Admiral’	12,985	879

Total Mutual Funds (Cost $12,865)		14,396

Total Investments in Securities (Cost $12,865)		14,396

INVESTMENTS IN AFFILIATES 30.3%
MUTUAL FUNDS (a) 25.5%
PIMCO Emerging Local Bond Fund	54,713	418
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	16,972	180
PIMCO High Yield Fund	90,247	818
PIMCO Income Fund	113,109	1,407
PIMCO Long Duration Total Return Fund	42,375	471
PIMCO Long-Term Credit Fund	38,891	473
PIMCO Real Return Asset Fund	86,795	721
PIMCO Real Return Fund	25,846	285
PIMCO Total Return Fund	57,636	595

Total Mutual Funds (Cost $5,209)		5,368

SHORT-TERM INSTRUMENTS 4.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.8%
PIMCO Short-Term Floating NAV Portfolio III	102,340	1,012

Total Short-Term Instruments (Cost $1,011)		1,012

Total Investments in Affiliates (Cost $6,220)		6,380

Total Investments 98.6% (Cost $19,085)		$20,776
Financial Derivative Instruments (b)(c) 0.0% (Cost or Premiums, net $5)		(2)
Other Assets and Liabilities, net 1.4%		291

Net Assets 100.0%		$21,065

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Institutional Class Shares of each Fund.

(b)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOE S&P 500	2,150.000	12/15/2017	2	$0	$20	$1

Total Purchased Options					$20	$1

Written Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOE S&P 500	2,050.000	12/15/2017	2	$0	$(15)	$0

Total Written Options					$(15)	$0

(c)	Financial Derivative Instruments: Over the Counter

Swap Agreements:

Total Return Swaps on Commodity and Equity Indices

										Swap Agreements, at Value
Counterparty	Pay/Receive (1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBK	Receive	BCOMTR Index	2,060	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	02/15/2018	$357	$0	$(3)	$0	$(3)
GST	Receive	DWRTFT Index	91	1-Month USD-LIBOR plus a specified spread	Monthly	04/11/2018	867	0	1	1	0
JPM	Receive	BCOMTR Index	334	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	02/15/2018	58	0	(1)	0	(1)

								$0	$(3)	$1	$(4)

Total Swap Agreements								$0	$(3)	$1	$(4)

(1)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Investments in Securities, at Value
Mutual Funds	$14,396	$0	$0	$14,396
	$14,396	$0	$0	$14,396

Investments in Affiliates, at Value
Mutual Funds	5,368	0	0	5,368
Short-Term Instruments
Central Funds Used for Cash Management Purposes	1,012	0	0	1,012

	$6,380	$0	$0	$6,380

Total Investments	$20,776	$0	$0	$20,776

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	1	0	1
Over the counter	0	1	0	1
	$0	$2	$0	$2

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(4)	$0	$(4)

Total Financial Derivative Instruments	$0	$(2)	$0	$(2)

Totals	$20,776	$(2)	$0	$20,774

There were no significant transfers among Levels 1, 2, or 3 during the period ended September 30, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO REALPATH® Blend 2040 Fund

September 30, 2017 (Unaudited)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 73.2%
MUTUAL FUNDS 73.2%
Vanguard 500 Index Fund ‘Admiral’	51,260	$11,921
Vanguard Developed Markets Index Fund ‘Admiral’	445,607	6,207
Vanguard Emerging Markets Stock Index Fund ‘Admiral’	72,473	2,616
Vanguard Small-Cap Index Fund ‘Admiral’	19,657	1,331

Total Mutual Funds (Cost $20,381)		22,075

Total Investments in Securities (Cost $20,381)		22,075

INVESTMENTS IN AFFILIATES 25.6%
MUTUAL FUNDS (a) 20.6%
PIMCO Emerging Local Bond Fund	70,512	539
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	23,245	247
PIMCO High Yield Fund	116,279	1,053
PIMCO Income Fund	129,442	1,610
PIMCO Long Duration Total Return Fund	47,578	529
PIMCO Long-Term Credit Fund	43,666	531
PIMCO Real Return Asset Fund	87,577	728
PIMCO Real Return Fund	34,877	384
PIMCO Total Return Fund	56,933	588

Total Mutual Funds (Cost $6,083)		6,209

SHORT-TERM INSTRUMENTS 5.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.0%
PIMCO Short-Term Floating NAV Portfolio III	153,037	1,513

Total Short-Term Instruments (Cost $1,513)		1,513

Total Investments in Affiliates (Cost $7,596)		7,722

Total Investments 98.8% (Cost $27,977)		$29,797
Financial Derivative Instruments (b)(c) 0.0% (Cost or Premiums, net $3)		(3)
Other Assets and Liabilities, net 1.2%		364

Net Assets 100.0%		$30,158

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Institutional Class Shares of each Fund.

(b)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOE S&P 500	2,150.000	12/15/2017	1	$0	$10	$0

Total Purchased Options					$10	$0

Written Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOE S&P 500	2,050.000	12/15/2017	1	$0	$(7)	$0

Total Written Options					$(7)	$0

(c)	Financial Derivative Instruments: Over the Counter

Swap Agreements:

Total Return Swaps on Commodity and Equity Indices

										Swap Agreements, at Value
Counterparty	Pay/Receive (1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBK	Receive	BCOMTR Index	3,431	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	02/15/2018	$595	$0	$(5)	$0	$(5)
GST	Receive	DWRTFT Index	141	1-Month USD-LIBOR plus a specified spread	Monthly	04/11/2018	1,344	0	2	2	0
JPM	Receive	BCOMTR Index	48	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	02/15/2018	8	0	0	0	0

								$0	$(3)	$2	$(5)

Total Swap Agreements								$0	$(3)	$2	$(5)

(1)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Investments in Securities, at Value
Mutual Funds	$22,075	$0	$0	$22,075
	$22,075	$0	$0	$22,075

Investments in Affiliates, at Value
Mutual Funds	6,209	0	0	6,209
Short-Term Instruments
Central Funds Used for Cash Management Purposes	1,513	0	0	1,513

	$7,722	$0	$0	$7,722

Total Investments	$29,797	$0	$0	$29,797

Financial Derivative Instruments - Assets
Over the counter	$0	$2	$0	$2

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(5)	$0	$(5)

Total Financial Derivative Instruments	$0	$(3)	$0	$(3)

Totals	$29,797	$(3)	$0	$29,794

There were no significant transfers among Levels 1, 2, or 3 during the period ended September 30, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO REALPATH® Blend 2045 Fund

September 30, 2017 (Unaudited)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 77.1%
MUTUAL FUNDS 77.1%
Vanguard 500 Index Fund ‘Admiral’	73,743	$17,150
Vanguard Developed Markets Index Fund ‘Admiral’	635,660	8,855
Vanguard Emerging Markets Stock Index Fund ‘Admiral’	104,227	3,762
Vanguard Small-Cap Index Fund ‘Admiral’	29,146	1,973

Total Mutual Funds (Cost $29,546)		31,740

Total Investments in Securities (Cost $29,546)		31,740

INVESTMENTS IN AFFILIATES 22.6%
MUTUAL FUNDS (a) 16.0%
PIMCO Emerging Local Bond Fund	78,490	600
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	27,130	288
PIMCO High Yield Fund	134,695	1,220
PIMCO Income Fund	137,080	1,705
PIMCO Long Duration Total Return Fund	43,434	483
PIMCO Long-Term Credit Fund	39,863	485
PIMCO Real Return Asset Fund	106,069	882
PIMCO Real Return Fund	41,632	458
PIMCO Total Return Fund	45,793	473

Total Mutual Funds (Cost $6,487)		6,594

SHORT-TERM INSTRUMENTS 6.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 6.6%
PIMCO Short-Term Floating NAV Portfolio III	274,881	2,717

Total Short-Term Instruments (Cost $2,717)		2,717

Total Investments in Affiliates (Cost $9,204)		9,311

Total Investments 99.7% (Cost $38,750)		$41,051
Financial Derivative Instruments (b)(c) 0.0% (Cost or Premiums, net $3)		(5)
Other Assets and Liabilities, net 0.3%		123

Net Assets 100.0%		$41,169

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Institutional Class Shares of each Fund.

(b)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOE S&P 500	2,150.000	12/15/2017	1	$0	$10	$0

Total Purchased Options					$10	$0

Written Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOE S&P 500	2,050.000	12/15/2017	1	$0	$(7)	$0

Total Written Options					$(7)	$0

(c)	Financial Derivative Instruments: Over the Counter

Swap Agreements:

Total Return Swaps on Commodity and Equity Indices

										Swap Agreements, at Value
Counterparty	Pay/Receive (1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBK	Receive	BCOMTR Index	4,501	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	02/15/2018	$780	$0	$(7)	$0	$(7)
FBF	Receive	DWRTFT Index	2	1-Month USD-LIBOR plus a specified spread	Monthly	11/08/2017	20	0	0	0	0
GST	Receive	DWRTFT Index	197	1-Month USD-LIBOR plus a specified spread	Monthly	04/11/2018	1,878	0	2	2	0

								$0	$(5)	$2	$(7)

Total Swap Agreements								$0	$(5)	$2	$(7)

(1)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Investments in Securities, at Value
Mutual Funds	$31,740	$0	$0	$31,740
	$31,740	$0	$0	$31,740

Investments in Affiliates, at Value
Mutual Funds	6,594	0	0	6,594
Short-Term Instruments
Central Funds Used for Cash Management Purposes	2,717	0	0	2,717

	$9,311	$0	$0	$9,311

Total Investments	$41,051	$0	$0	$41,051

Financial Derivative Instruments - Assets
Over the counter	$0	$2	$0	$2

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(7)	$0	$(7)

Total Financial Derivative Instruments	$0	$(5)	$0	$(5)

Totals	$41,051	$(5)	$0	$41,046

There were no significant transfers among Levels 1, 2, or 3 during the period ended September 30, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO REALPATH® Blend 2050 Fund

September 30, 2017 (Unaudited)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 78.6%
MUTUAL FUNDS 78.6%
Vanguard 500 Index Fund ‘Admiral’	90,169	$20,971
Vanguard Developed Markets Index Fund ‘Admiral’	773,237	10,771
Vanguard Emerging Markets Stock Index Fund ‘Admiral’	127,120	4,588
Vanguard Small-Cap Index Fund ‘Admiral’	36,390	2,463

Total Mutual Funds (Cost $36,104)		38,793

Total Investments in Securities (Cost $36,104)		38,793

INVESTMENTS IN AFFILIATES 21.1%
MUTUAL FUNDS (a) 14.2%
PIMCO Emerging Local Bond Fund	87,321	667
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	30,181	321
PIMCO High Yield Fund	151,213	1,370
PIMCO Income Fund	143,362	1,783
PIMCO Long Duration Total Return Fund	42,566	473
PIMCO Long-Term Credit Fund	39,067	476
PIMCO Real Return Asset Fund	115,259	958
PIMCO Real Return Fund	47,317	521
PIMCO Total Return Fund	40,392	417

Total Mutual Funds (Cost $6,879)		6,986

SHORT-TERM INSTRUMENTS 6.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 6.9%
PIMCO Short-Term Floating NAV Portfolio III	346,080	3,421

Total Short-Term Instruments (Cost $3,421)		3,421

Total Investments in Affiliates (Cost $10,300)		10,407

Total Investments 99.7% (Cost $46,404)		$49,200
Financial Derivative Instruments (b)(c) 0.0% (Cost or Premiums, net $3)		(7)
Other Assets and Liabilities, net 0.3%		152

Net Assets 100.0%		$49,345

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Institutional Class Shares of each Fund.

(b)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOE S&P 500	2,150.000	12/15/2017	1	$0	$10	$0

Total Purchased Options					$10	$0

Written Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOE S&P 500	2,050.000	12/15/2017	1	$0	$(7)	$0

Total Written Options					$(7)	$0

(c)	Financial Derivative Instruments: Over the Counter

Swap Agreements:

Total Return Swaps on Commodity and Equity Indices

										Swap Agreements, at Value
Counterparty	Pay/Receive (1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBK	Receive	BCOMTR Index	5,607	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	02/15/2018	$972	$0	$(9)	$0	$(9)
FBF	Receive	DWRTFT Index	8	1-Month USD-LIBOR plus a specified spread	Monthly	11/08/2017	78	0	(1)	0	(1)
GST	Receive	DWRTFT Index	232	1-Month USD-LIBOR plus a specified spread	Monthly	04/11/2018	2,211	0	3	3	0

								$0	$(7)	$3	$(10)

Total Swap Agreements								$0	$(7)	$3	$(10)

(1)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Investments in Securities, at Value
Mutual Funds	$38,793	$0	$0	$38,793
	$38,793	$0	$0	$38,793

Investments in Affiliates, at Value
Mutual Funds	6,986	0	0	6,986
Short-Term Instruments
Central Funds Used for Cash Management Purposes	3,421	0	0	3,421

	$10,407	$0	$0	$10,407

Total Investments	$49,200	$0	$0	$49,200

Financial Derivative Instruments - Assets
Over the counter	$0	$3	$0	$3

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(10)	$0	$(10)

Total Financial Derivative Instruments	$0	$(7)	$0	$(7)

Totals	$49,200	$(7)	$0	$49,193

There were no significant transfers among Levels 1, 2, or 3 during the period ended September 30, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO REALPATH® Blend 2055 Fund

September 30, 2017 (Unaudited)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 78.8%
MUTUAL FUNDS 78.8%
Vanguard 500 Index Fund ‘Admiral’	16,852	$3,919
Vanguard Developed Markets Index Fund ‘Admiral’	144,786	2,017
Vanguard Emerging Markets Stock Index Fund ‘Admiral’	23,704	856
Vanguard Small-Cap Index Fund ‘Admiral’	6,785	459

Total Mutual Funds (Cost $6,495)		7,251

Total Investments in Securities (Cost $6,495)		7,251

INVESTMENTS IN AFFILIATES 20.9%
MUTUAL FUNDS (a) 14.3%
PIMCO Emerging Local Bond Fund	16,216	124
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	6,047	64
PIMCO High Yield Fund	28,326	257
PIMCO Income Fund	27,198	338
PIMCO Long Duration Total Return Fund	8,112	90
PIMCO Long-Term Credit Fund	7,424	90
PIMCO Real Return Asset Fund	21,196	176
PIMCO Real Return Fund	8,894	98
PIMCO Total Return Fund	7,826	81

Total Mutual Funds (Cost $1,293)		1,318

SHORT-TERM INSTRUMENTS 6.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 6.6%
PIMCO Short-Term Floating NAV Portfolio III	61,249	606

Total Short-Term Instruments (Cost $606)		606

Total Investments in Affiliates (Cost $1,899)		1,924

Total Investments 99.7% (Cost $8,394)		$9,175
Financial Derivative Instruments (b)(c) 0.0% (Cost or Premiums, net $3)		(2)
Other Assets and Liabilities, net 0.3%		28

Net Assets 100.0%		$9,201

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Institutional Class Shares of each Fund.

(b)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOE S&P 500	2,150.000	12/15/2017	1	$0	$10	$0

Total Purchased Options					$10	$0

Written Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOE S&P 500	2,050.000	12/15/2017	1	$0	$(7)	$0

Total Written Options					$(7)	$0

(c)	Financial Derivative Instruments: Over the Counter

Swap Agreements:

Total Return Swaps on Commodity and Equity Indices

										Swap Agreements, at Value
Counterparty	Pay/Receive (1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBK	Receive	BCOMTR Index	1,037	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	02/15/2018	$180	$0	$(2)	$0	$(2)
FBF	Receive	DWRTFT Index	2	1-Month USD-LIBOR plus a specified spread	Monthly	11/08/2017	19	0	0	0	0
GST	Receive	DWRTFT Index	44	1-Month USD-LIBOR plus a specified spread	Monthly	04/11/2018	420	0	0	0	0

								$0	$(2)	$0	$(2)

Total Swap Agreements								$0	$(2)	$0	$(2)

(1)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Investments in Securities, at Value
Mutual Funds	$7,251	$0	$0	$7,251
	$7,251	$0	$0	$7,251

Investments in Affiliates, at Value
Mutual Funds	1,318	0	0	1,318
Short-Term Instruments
Central Funds Used for Cash Management Purposes	606	0	0	606

	$1,924	$0	$0	$1,924

Total Investments	$9,175	$0	$0	$9,175

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(2)	$0	$(2)

Total Financial Derivative Instruments	$0	$(2)	$0	$(2)

Totals	$9,175	$(2)	$0	$9,173

There were no significant transfers among Levels 1, 2, or 3 during the period ended September 30, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO REALPATH® Blend Income Fund

September 30, 2017 (Unaudited)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 40.2%
MUTUAL FUNDS 40.2%
Vanguard 500 Index Fund ‘Admiral’	7,064	$1,643
Vanguard Developed Markets Index Fund ‘Admiral’	62,875	876
Vanguard Emerging Markets Stock Index Fund ‘Admiral’	9,532	344
Vanguard Small-Cap Index Fund ‘Admiral’	2,805	189

Total Mutual Funds (Cost $2,680)		3,052

Total Investments in Securities (Cost $2,680)		3,052

INVESTMENTS IN AFFILIATES 56.7%
MUTUAL FUNDS (a) 55.3%
PIMCO Emerging Local Bond Fund	24,288	186
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	43,855	466
PIMCO High Yield Fund	42,308	383
PIMCO Income Fund	82,547	1,027
PIMCO Long Duration Total Return Fund	15,768	175
PIMCO Long-Term Credit Fund	14,518	177
PIMCO Real Return Asset Fund	47,444	394
PIMCO Real Return Fund	67,896	748
PIMCO Total Return Fund	61,866	638

Total Mutual Funds (Cost $4,096)		4,194

SHORT-TERM INSTRUMENTS 1.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.4%
PIMCO Short-Term Floating NAV Portfolio III	11,080	110

Total Short-Term Instruments (Cost $109)		110

Total Investments in Affiliates (Cost $4,205)		4,304

Total Investments 96.9% (Cost $6,885)		$7,356
Financial Derivative Instruments (b)(c) 0.2% (Cost or Premiums, net $28)		15
Other Assets and Liabilities, net 2.9%		220

Net Assets 100.0%		$7,591

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Institutional Class Shares of each Fund.

(b)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOE S&P 500	1,700.000	12/15/2017	1	$0	$3	$0
Put - CBOE S&P 500	1,850.000	12/15/2017	1	0	4	0
Put - CBOE S&P 500	2,000.000	06/15/2018	4	1	16	8
Put - CBOE S&P 500	1,950.000	09/21/2018	2	0	6	5
Put - CBOE S&P 500	2,075.000	09/21/2018	2	0	9	8

					$38	$21

Total Purchased Options					$38	$21

Written Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOE S&P 500	1,500.000	12/15/2017	1	$0	$(1)	$0
Put - CBOE S&P 500	1,675.000	06/15/2018	4	1	(6)	(2)
Put - CBOE S&P 500	1,725.000	09/21/2018	2	0	(3)	(3)

					$(10)	$(5)

Total Written Options					$(10)	$(5)

(c)	Financial Derivative Instruments: Over the Counter

Swap Agreements:

Total Return Swaps on Commodity and Equity Indices

										Swap Agreements, at Value
Counterparty	Pay/Receive (1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBK	Receive	BCOMTR Index	861	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	02/15/2018	$149	$0	$(1)	$0	$(1)
GST	Receive	DWRTFT Index	20	1-Month USD-LIBOR plus a specified spread	Monthly	04/11/2018	191	0	0	0	0

								$0	$(1)	$0	$(1)

Total Swap Agreements								$0	$(1)	$0	$(1)

(1)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Investments in Securities, at Value
Mutual Funds	$3,052	$0	$0	$3,052
	$3,052	$0	$0	$3,052

Investments in Affiliates, at Value
Mutual Funds	4,194	0	0	4,194
Short-Term Instruments
Central Funds Used for Cash Management Purposes	110	0	0	110

	$4,304	$0	$0	$4,304

Total Investments	$7,356	$0	$0	$7,356

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$21	$0	$21

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(5)	0	(5)
Over the counter	0	(1)	0	(1)

	$0	$(6)	$0	$(6)

Total Financial Derivative Instruments	$0	$15	$0	$15

Totals	$7,356	$15	$0	$7,371

There were no significant transfers among Levels 1, 2, or 3 during the period ended September 30, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF

September 30, 2017 (Unaudited)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 99.1%
COMMON STOCKS 90.2%
BRAZIL 6.6%
CONSUMER DISCRETIONARY 0.4%
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	3,700	$16
Lojas Renner S.A.	4,900	56
Via Varejo S.A.	3,200	23

		95

CONSUMER STAPLES 1.5%
Ambev S.A. ADR	21,600	142
BRF S.A. (a)	9,200	133
JBS S.A.	10,000	27
M Dias Branco S.A.	500	8
Natura Cosmeticos S.A.	1,800	18
Raia Drogasil S.A.	400	9

		337

ENERGY 0.9%
Petroleo Brasileiro S.A. SP - ADR (a)	9,900	99
Ultrapar Participacoes S.A.	4,100	98

		197

FINANCIALS 1.2%
B3 SA - Brasil Bolsa Balcao	7,900	60
Banco do Brasil S.A.	14,700	162
Banco Santander Brasil S.A. ADR	1,386	12
BB Seguridade Participacoes S.A.	1,500	14
Porto Seguro S.A.	200	2
Sul America S.A.	2,000	11

		261

INDUSTRIALS 0.1%
Embraer S.A. SP - ADR	419	10
WEG S.A.	2,100	14

		24

MATERIALS 2.2%
Cia Siderurgica Nacional S.A. (a)	12,300	37
Fibria Celulose S.A.	1,700	23
Vale S.A. SP - ADR	44,403	447

		507

TELECOMMUNICATION SERVICES 0.0%
TIM Participacoes S.A. ADR	556	10

UTILITIES 0.3%
AES Tiete Energia S.A.	2,400	11
Cia de Saneamento de Minas Gerais-COPASA	1,000	14
Engie Brasil Energia S.A.	1,700	19
Light S.A.	1,600	10
Transmissora Alianca de Energia Eletrica S.A.	2,400	17

		71

Total Brazil		1,502

CHILE 2.2%
CONSUMER DISCRETIONARY 0.1%
SACI Falabella	3,601	35

CONSUMER STAPLES 0.4%
Cencosud S.A.	16,808	52
Cia Cervecerias Unidas S.A. SP - ADR	1,344	36

		88

ENERGY 0.1%
Empresas COPEC S.A.	1,838	24

FINANCIALS 0.3%
Banco de Chile	203,482	31
Banco de Credito e Inversiones	152	9
Banco Santander Chile ADR	602	18
Itau CorpBanca	1,297,643	12
Sociedad Matriz del Banco de Chile S.A. ‘B’	14,748	7

		77

INDUSTRIALS 0.4%
Cia Sud Americana de Vapores S.A. (a)	472,503	25
Latam Airlines Group S.A.	4,230	56

		81

MATERIALS 0.2%
CAP S.A.	1,050	11
Empresas CMPC S.A.	8,123	21
Sociedad Quimica y Minera de Chile S.A. SP - ADR	336	19

		51

TELECOMMUNICATION SERVICES 0.1%
Empresa Nacional de Telecomunicaciones S.A.	1,147	12

UTILITIES 0.6%
AES Gener S.A.	27,904	10
Aguas Andinas S.A. ‘A’	18,801	12
Colbun S.A.	42,000	10
Enel Americas S.A. ADR	5,534	56
Enel Chile S.A.	55,352	7
Enel Generacion Chile S.A.	41,400	36

		131

Total Chile		499

CHINA 13.5%
CONSUMER DISCRETIONARY 1.7%
ANTA Sports Products Ltd.	7,000	29
China ZhengTong Auto Services Holdings Ltd.	11,000	12
Dongfeng Motor Group Co. Ltd. ‘H’	10,000	13
Geely Automobile Holdings Ltd.	20,000	57
Great Wall Motor Co. Ltd. ‘H’	29,500	37
Guangzhou Automobile Group Co. Ltd. ‘H’	6,000	14
JD.com, Inc. ADR (a)	5,530	211
Shenzhou International Group Holdings Ltd.	3,000	24
Zhongsheng Group Holdings Ltd.	1,500	3

		400

CONSUMER STAPLES 0.6%
Dali Foods Group Co. Ltd.	9,000	6
Hengan International Group Co. Ltd.	5,500	51
Tingyi Cayman Islands Holding Corp.	24,000	36
Tsingtao Brewery Co. Ltd. ‘H’	2,000	8
Uni-President China Holdings Ltd.	6,000	6
Want Want China Holdings Ltd.	50,000	35

		142

ENERGY 1.5%
China Petroleum & Chemical Corp. ‘H’	406,000	306
China Shenhua Energy Co. Ltd. ‘H’	11,000	26
Yanzhou Coal Mining Co. Ltd. ‘H’	4,000	4

		336

FINANCIALS 1.7%
China Life Insurance Co. Ltd. ‘H’	30,000	90
China Merchants Bank Co. Ltd. ‘H’	16,000	57
China Reinsurance Group Corp. ‘H’	40,000	9
Chongqing Rural Commercial Bank Co. Ltd. ‘H’	16,000	10
New China Life Insurance Co. Ltd. ‘H’	3,700	21

People’s Insurance Co. Group of China Ltd. ‘H’	29,000	13
PICC Property & Casualty Co. Ltd. ‘H’	20,000	35
Ping An Insurance Group Co. of China Ltd. ‘H’	19,500	151

		386

HEALTH CARE 0.1%
China Resources Pharmaceutical Group Ltd.	10,500	13
Shanghai Fosun Pharmaceutical Group Co. Ltd.	2,000	8

		21

INDUSTRIALS 0.7%
Air China Ltd. ‘H’	10,000	8
Beijing Capital International Airport Co. Ltd. ‘H’	8,000	12
China Communications Construction Co. Ltd. ‘H’	16,000	20
China Railway Construction Corp. Ltd. ‘H’	2,500	3
China Southern Airlines Co. Ltd. ‘H’	22,000	15
COSCO SHIPPING Holdings Co. Ltd. ‘H’ (a)	16,000	9
Jiangsu Expressway Co. Ltd. ‘H’	10,000	15
Shanghai Electric Group Co. Ltd. ‘H’	24,000	11
Sinopec Engineering Group Co. Ltd. ‘H’	14,500	13
Sinotrans Ltd. ‘H’	8,000	4
Sinotruk Hong Kong Ltd.	9,000	12
Weichai Power Co. Ltd. ‘H’	8,000	9
Yangzijiang Shipbuilding Holdings Ltd.	17,100	18
Zhejiang Expressway Co. Ltd. ‘H’	8,000	10

		159

INFORMATION TECHNOLOGY 3.9%
AAC Technologies Holdings, Inc.	4,000	67
Alibaba Group Holding Ltd. SP - ADR (a)	2,089	361
BYD Electronic International Co. Ltd.	2,000	6
FIH Mobile Ltd.	47,000	15
Lenovo Group Ltd.	88,000	49
Tencent Holdings Ltd.	8,300	363
ZTE Corp. ‘H’	4,000	13

		874

MATERIALS 1.0%
Aluminum Corp. of China Ltd. ‘H’ (a)	16,000	14
Angang Steel Co. Ltd. ‘H’	4,000	4
Anhui Conch Cement Co. Ltd. ‘H’	3,500	14
BBMG Corp. ‘H’	7,500	4
China BlueChemical Ltd. ‘H’	32,000	10
China Molybdenum Co. Ltd. ‘H’	20,000	12
China National Building Material Co. Ltd. ‘H’	94,000	65
China National Materials Co. Ltd. ‘H’	24,000	14
China Oriental Group Co. Ltd.	22,000	16
Jiangxi Copper Co. Ltd. ‘H’	29,000	46
Sinopec Shanghai Petrochemical Co. Ltd. ‘H’	38,000	23

		222

REAL ESTATE 1.7%
Agile Group Holdings Ltd.	54,000	79
China Evergrande Group	8,000	28
CIFI Holdings Group Co. Ltd.	4,000	2
Country Garden Holdings Co. Ltd.	28,000	45
Greentown China Holdings Ltd.	9,500	12
Guangzhou R&F Properties Co. Ltd. ‘H’	16,400	38
Kaisa Group Holdings Ltd. (a)	54,000	40
KWG Property Holding Ltd.	18,000	19
Logan Property Holdings Co. Ltd.	2,000	2
Longfor Properties Co. Ltd.	4,000	10
Powerlong Real Estate Holdings Ltd.	24,000	12
Shui On Land Ltd.	52,000	13
Sino-Ocean Group Holding Ltd.	38,000	26
SOHO China Ltd.	28,000	16
Sunac China Holdings Ltd.	8,000	37

		379

TELECOMMUNICATION SERVICES 0.1%
China Communications Services Corp. Ltd. ‘H’	36,000	19

UTILITIES 0.5%
Beijing Jingneng Clean Energy Co. Ltd. ‘H’	40,000	11
CGN Power Co. Ltd. ‘H’	44,000	12
Datang International Power Generation Co. Ltd. ‘H’	6,000	2

ENN Energy Holdings Ltd.	9,000	65
Huadian Fuxin Energy Corp. Ltd. ‘H’	40,000	10
Huaneng Power International, Inc. ‘H’	16,000	10

		110

Total China		3,048

GREECE 0.9%
CONSUMER DISCRETIONARY 0.1%
OPAP S.A.	2,481	26

ENERGY 0.2%
Aegean Marine Petroleum Network, Inc.	3,131	16
Hellenic Petroleum S.A.	1,096	9
Motor Oil Hellas Corinth Refineries S.A.	563	13

		38

FINANCIALS 0.5%
Alpha Bank AE (a)	28,806	57
National Bank of Greece S.A. (a)	140,087	48
Piraeus Bank S.A. (a)	6,354	22

		127

TELECOMMUNICATION SERVICES 0.1%
Hellenic Telecommunications Organization S.A.	961	12

UTILITIES 0.0%
Public Power Corp. S.A.	1,491	3

Total Greece		206

HONG KONG 2.4%
CONSUMER DISCRETIONARY 0.2%
Brilliance China Automotive Holdings Ltd.	12,000	32
Dah Chong Hong Holdings Ltd.	11,000	6

		38

CONSUMER STAPLES 0.3%
China Agri-Industries Holdings Ltd.	42,000	19
China Resources Beer Holdings Co. Ltd.	18,000	49

		68

ENERGY 0.2%
Kunlun Energy Co. Ltd.	42,000	41

FINANCIALS 0.4%
BOC Hong Kong Holdings Ltd.	14,500	71
China Taiping Insurance Holdings Co. Ltd.	5,800	15

		86

INDUSTRIALS 0.1%
China State Construction International Holdings Ltd.	12,000	17
COSCO SHIPPING Ports Ltd.	8,000	9
Tianjin Port Development Holdings Ltd.	42,000	7

		33

MATERIALS 0.1%
China Resources Cement Holdings Ltd.	4,000	2
Shougang Fushan Resources Group Ltd.	40,000	9
Sinofert Holdings Ltd.	58,000	11

		22

REAL ESTATE 0.5%
China Jinmao Holdings Group Ltd.	16,000	8
China Resources Land Ltd.	20,000	61
Poly Property Group Co. Ltd.	36,000	19
Yuexiu Property Co. Ltd.	122,000	25

		113

TELECOMMUNICATION SERVICES 0.2%
China Unicom Hong Kong Ltd.	40,000	56

UTILITIES 0.4%
China Power International Development Ltd.	58,000	19
China Resources Gas Group Ltd.	4,000	14
China Resources Power Holdings Co. Ltd.	26,000	47
Guangdong Investment Ltd.	8,000	12

		92

Total Hong Kong		549

INDIA 3.3%
FINANCIALS 1.3%
HDFC Bank Ltd. ADR	2,888	278

HEALTH CARE 0.2%
Dr Reddy’s Laboratories Ltd. ADR	1,341	48

INFORMATION TECHNOLOGY 1.3%
Infosys Ltd. SP - ADR	15,333	224
Wipro Ltd. ADR	12,638	72

		296

MATERIALS 0.5%
Tata Steel Ltd. GDR	5,642	56
Vedanta Ltd. ADR	3,142	61

		117

Total India		739

INDONESIA 1.8%
CONSUMER DISCRETIONARY 0.3%
Astra International Tbk PT	118,000	69

CONSUMER STAPLES 0.2%
Gudang Garam Tbk PT	2,000	10
Hanjaya Mandala Sampoerna Tbk PT	15,900	4
Indofood CBP Sukses Makmur Tbk PT	15,600	10
Unilever Indonesia Tbk PT	2,800	10

		34

ENERGY 0.3%
Adaro Energy Tbk PT	71,200	10
Indo Tambangraya Megah Tbk PT	9,200	14
Tambang Batubara Bukit Asam Persero Tbk PT	10,400	8
United Tractors Tbk PT	16,100	38

		70

FINANCIALS 0.4%
Bank Central Asia Tbk PT	29,800	45
Bank Negara Indonesia Persero Tbk PT	24,900	14
Bank Rakyat Indonesia Persero Tbk PT	34,700	39

		98

HEALTH CARE 0.1%
Kalbe Farma Tbk PT	78,000	10

MATERIALS 0.2%
Indah Kiat Pulp & Paper Corp. Tbk PT	32,200	10
Indocement Tunggal Prakarsa Tbk PT	10,300	15
Semen Indonesia Persero Tbk PT	25,700	19

		44

TELECOMMUNICATION SERVICES 0.3%
Telekomunikasi Indonesia Persero Tbk PT	221,900	77

Total Indonesia		402

MALAYSIA 2.1%
CONSUMER DISCRETIONARY 0.3%
Genting Bhd.	16,100	36
Genting Malaysia Bhd.	17,300	22
UMW Holdings Bhd. (a)	4,900	7

		65

CONSUMER STAPLES 0.3%
British American Tobacco Malaysia Bhd.	1,200	12
Felda Global Ventures Holdings Bhd.	32,800	13
IOI Corp. Bhd.	9,600	10
Kuala Lumpur Kepong Bhd.	2,000	12
PPB Group Bhd.	2,400	10

		57

ENERGY 0.1%
Petronas Dagangan Bhd.	2,000	11

FINANCIALS 0.6%
AMMB Holdings Bhd.	9,600	10
CIMB Group Holdings Bhd.	26,800	40
Hong Leong Bank Bhd.	1,000	4
Malayan Banking Bhd.	25,800	58
Public Bank Bhd.	5,700	28

		140

INDUSTRIALS 0.4%
AirAsia Bhd.	22,800	19
Berjaya Corp. Bhd. (a)	88,300	7
IJM Corp. Bhd.	12,800	10
MISC Bhd.	5,600	10
Sime Darby Bhd.	17,500	37

		83

MATERIALS 0.0%
Petronas Chemicals Group Bhd.	6,000	10

REAL ESTATE 0.0%
IOI Properties Group Bhd.	4,800	2

TELECOMMUNICATION SERVICES 0.2%
Axiata Group Bhd.	12,400	15
DiGi.Com Bhd.	8,800	10
Maxis Bhd.	7,600	11
Telekom Malaysia Bhd.	6,800	11

		47

UTILITIES 0.2%
Petronas Gas Bhd.	2,400	10
Tenaga Nasional Bhd.	9,400	32
YTL Corp. Bhd.	30,400	10

		52

Total Malaysia		467

MEXICO 2.5%
CONSUMER STAPLES 0.9%
Arca Continental S.A.B. de C.V.	1,600	11
Coca-Cola Femsa S.A.B. de C.V. SP - ADR	331	25
Gruma S.A.B. de C.V. ‘B’	1,180	17
Grupo Lala S.A.B. de C.V.	2,400	4
Kimberly-Clark de Mexico S.A.B. de C.V. ‘A’	14,600	30
Wal-Mart de Mexico S.A.B. de C.V.	51,900	119

		206

FINANCIALS 0.1%
Grupo Elektra S.A.B. de C.V.	280	13
Grupo Financiero Santander Mexico S.A.B. de C.V. ADR ‘B’	1,400	14

		27

INDUSTRIALS 0.0%
Grupo Carso S.A.B. de C.V.	2,400	9

MATERIALS 0.7%
Cemex S.A.B. de C.V. SP - ADR (a)	4,880	45
Grupo Mexico S.A.B. de C.V. ‘B’	33,700	103

		148

TELECOMMUNICATION SERVICES 0.7%
America Movil S.A.B. de C.V. SP - ADR ‘L’	8,713	155

UTILITIES 0.1%
Infraestructura Energetica Nova S.A.B. de C.V.	2,600	15

Total Mexico		560

PHILIPPINES 0.6%
ENERGY 0.0%
Petron Corp.	36,500	7

FINANCIALS 0.2%
Ayala Corp.	560	11
Bank of the Philippine Islands	4,920	9
BDO Unibank, Inc.	5,690	15
Metropolitan Bank & Trust Co.	5,800	10

		45

INDUSTRIALS 0.1%
Aboitiz Equity Ventures, Inc.	6,920	10
DMCI Holdings, Inc.	33,000	10
JG Summit Holdings, Inc.	7,120	11

		31

TELECOMMUNICATION SERVICES 0.2%
Globe Telecom, Inc.	260	11
PLDT, Inc.	960	31

		42

UTILITIES 0.1%
Aboitiz Power Corp.	12,800	11
Manila Electric Co.	1,880	10

		21

Total Philippines		146

POLAND 2.4%
CONSUMER DISCRETIONARY 0.0%
Cyfrowy Polsat S.A.	1,320	9

ENERGY 0.8%
Grupa Lotos S.A.	1,709	28
Polski Koncern Naftowy ORLEN S.A.	3,860	129
Polskie Gornictwo Naftowe i Gazownictwo S.A.	9,328	17

		174

FINANCIALS 0.5%
Bank Handlowy w Warszawie S.A.	504	10
Bank Pekao S.A.	698	24
Powszechna Kasa Oszczednosci Bank Polski S.A.	3,163	31
Powszechny Zaklad Ubezpieczen S.A.	4,598	58

		123

INFORMATION TECHNOLOGY 0.0%
Asseco Poland S.A.	174	2

MATERIALS 0.6%
Grupa Azoty S.A.	508	11
Jastrzebska Spolka Weglowa S.A.	218	6
KGHM Polska Miedz S.A.	3,037	98
Synthos S.A.	7,988	11

		126

TELECOMMUNICATION SERVICES 0.1%
Orange Polska S.A.	12,627	18

UTILITIES 0.4%
Enea S.A.	3,033	12
Energa S.A.	6,726	25
PGE Polska Grupa Energetyczna S.A.	11,409	42
Tauron Polska Energia S.A.	13,422	14

		93

Total Poland		545

RUSSIA 7.1%
CONSUMER STAPLES 0.5%
Magnit PJSC SP - GDR	1,758	72
X5 Retail Group NV GDR (a)	801	36

		108

ENERGY 3.5%
Gazprom Neft PJSC	1,970	8
Gazprom PJSC	154,750	328
Lukoil PJSC SP - ADR	6,703	355
Tatneft PJSC SP - ADR	2,476	106
TMK PJSC	1,900	2

		799

INFORMATION TECHNOLOGY 0.1%
Mail.Ru Group Ltd. SP - GDR (a)	652	21

MATERIALS 1.4%
Alrosa PJSC	26,200	37
Evraz PLC	872	4
Magnitogorsk Iron & Steel Works PJSC	19,600	15
MMC Norilsk Nickel PJSC ADR	9,375	161
Novolipetsk Steel PJSC	12,370	29
PhosAgro PJSC GDR	708	10
Polymetal International PLC	1,119	13
Severstal PJSC GDR	2,896	43

		312

TELECOMMUNICATION SERVICES 1.2%
MegaFon PJSC SP - GDR	3,579	41
Mobile TeleSystems PJSC SP - ADR	17,862	186
Rostelecom PJSC	9,960	12
Sistema PJSC FC	141,300	33

		272

UTILITIES 0.4%
Mosenergo PJSC	192,000	10
OGK-2 PJSC	711,000	7
Rosseti PJSC	1,156,000	20
RusHydro PJSC	2,537,000	38
Unipro PJSC	248,000	11

		86

Total Russia		1,598

SOUTH AFRICA 5.3%
CONSUMER DISCRETIONARY 0.4%
Imperial Holdings Ltd.	3,597	51
Mr Price Group Ltd.	2,226	30
Truworths International Ltd.	3,363	19

		100

CONSUMER STAPLES 0.3%
Massmart Holdings Ltd.	1,056	9
Shoprite Holdings Ltd.	2,953	45
Tiger Brands Ltd.	813	22

		76

ENERGY 0.1%
Exxaro Resources Ltd.	1,044	9

FINANCIALS 0.7%
Capitec Bank Holdings Ltd.	275	17
Discovery Ltd.	1,700	18
FirstRand Ltd.	11,920	46
Sanlam Ltd.	6,197	31
Standard Bank Group Ltd.	4,094	48

		160

HEALTH CARE 0.0%
Life Healthcare Group Holdings Ltd.	4,880	9

INDUSTRIALS 0.2%
Barloworld Ltd.	3,648	34

MATERIALS 2.0%
African Rainbow Minerals Ltd.	2,170	16
AngloGold Ashanti Ltd. SP - ADR	3,957	37
Gold Fields Ltd. SP - ADR	23,300	100
Harmony Gold Mining Co. Ltd. SP - ADR	6,800	12
Impala Platinum Holdings Ltd. (a)	13,030	30
Kumba Iron Ore Ltd.	1,228	20
Sappi Ltd.	5,379	37
Sasol Ltd.	6,798	186

		438

TELECOMMUNICATION SERVICES 1.6%
MTN Group Ltd.	30,274	278
Vodacom Group Ltd.	7,121	85

		363

Total South Africa		1,189

SOUTH KOREA 20.1%
CONSUMER DISCRETIONARY 3.9%
Coway Co. Ltd.	395	33
Hankook Tire Co. Ltd.	254	13
Hanon Systems	1,112	12
Hyundai Department Store Co. Ltd.	120	9
Hyundai Mobis Co. Ltd.	875	184
Hyundai Motor Co.	1,819	239
Hyundai Wia Corp.	514	29
Kangwon Land, Inc.	620	19
Kia Motors Corp.	4,425	123
LG Electronics, Inc.	1,527	110
LOTTE Himart Co. Ltd.	160	9
Lotte Shopping Co. Ltd.	323	70
Mando Corp.	44	10
Shinsegae, Inc.	56	10

		870

CONSUMER STAPLES 0.8%
Amorepacific Corp.	176	30
CJ CheilJedang Corp.	32	10
E-MART, Inc.	164	30
GS Retail Co. Ltd.	63	2
KT&G Corp.	908	84
LG Household & Health Care Ltd.	24	19
Lotte Chilsung Beverage Co. Ltd.	2	2
Lotte Confectionery Co. Ltd.	13	2

		179

ENERGY 1.4%
E1 Corp.	51	3
GS Holdings Corp.	560	32
S-Oil Corp.	312	35
SK Gas Ltd.	100	8
SK Innovation Co. Ltd.	1,423	248

		326

FINANCIALS 2.7%
BNK Financial Group, Inc.	1,889	16
DGB Financial Group, Inc.	1,410	13
Dongbu Insurance Co. Ltd.	144	9
Hana Financial Group, Inc.	1,039	43
Hanwha Life Insurance Co. Ltd.	3,228	19
Hyundai Marine & Fire Insurance Co. Ltd.	498	20
Industrial Bank of Korea	2,530	32
KB Financial Group, Inc.	2,798	138
Meritz Fire & Marine Insurance Co. Ltd.	440	9
Mirae Asset Daewoo Co. Ltd.	1,080	9
NH Investment & Securities Co. Ltd.	800	10
Samsung Card Co. Ltd.	296	10
Samsung Fire & Marine Insurance Co. Ltd.	140	34
Samsung Life Insurance Co. Ltd.	394	39
Shinhan Financial Group Co. Ltd.	3,364	149
Woori Bank	3,885	61

		611

INDUSTRIALS 1.7%
CJ Corp.	175	26
Daelim Industrial Co. Ltd.	276	19
Doosan Heavy Industries & Construction Co. Ltd.	1,009	15
Doosan Infracore Co. Ltd. (a)	1,534	11
GS Engineering & Construction Corp.	484	11
Hanwha Corp.	200	8
Hanwha Techwin Co. Ltd.	288	9
Hyundai Development Co-Engineering & Construction	515	16
Hyundai Engineering & Construction Co. Ltd.	663	22
Hyundai Glovis Co. Ltd.	68	9
KCC Corp.	34	11
Korean Air Lines Co. Ltd. (a)	1,090	30
LG Corp.	587	42
LG International Corp.	549	13
LS Corp.	358	25
Pan Ocean Co. Ltd.	710	3
Posco Daewoo Corp.	1,382	23
Samsung Heavy Industries Co. Ltd.	3,460	34
SK Holdings Co. Ltd.	128	32
SK Networks Co. Ltd.	5,395	34

		393

INFORMATION TECHNOLOGY 4.7%
LG Display Co. Ltd.	5,203	139
LG Innotek Co. Ltd.	273	37
NAVER Corp.	15	10
Samsung Electro-Mechanics Co. Ltd.	1,054	94
Samsung Electronics Co. Ltd.	169	380
Samsung SDI Co. Ltd.	166	29
Samsung SDS Co. Ltd.	175	26
SK Hynix, Inc.	4,852	354

		1,069

MATERIALS 2.8%
Dongkuk Steel Mill Co. Ltd.	1,148	11
Hanwha Chemical Corp.	120	3
Hyosung Corp.	72	9
Hyundai Steel Co.	1,449	67
Kolon Industries, Inc.	272	17
Korea Zinc Co. Ltd.	33	14
LG Chem Ltd.	161	55
Lotte Chemical Corp.	46	15
OCI Co. Ltd.	185	17
POSCO	1,422	395
SK Chemicals Co. Ltd.	160	9
Taekwang Industrial Co. Ltd.	9	9
Young Poong Corp.	2	2

		623

TELECOMMUNICATION SERVICES 0.9%
KT Corp. SP - ADR	7,061	98
LG Uplus Corp.	2,051	24
SK Telecom Co. Ltd.	385	86

		208

UTILITIES 1.2%
Korea Electric Power Corp.	6,456	220
Korea Gas Corp.	1,093	40

		260

Total South Korea		4,539

TAIWAN 15.0%
CONSUMER DISCRETIONARY 0.4%
Cheng Shin Rubber Industry Co. Ltd.	23,000	46
Formosa Taffeta Co. Ltd.	8,000	8
Hotai Motor Co. Ltd.	1,000	12
Pou Chen Corp.	18,000	23
Yulon Motor Co. Ltd.	4,000	3

		92

CONSUMER STAPLES 0.5%
President Chain Store Corp.	3,000	25
Uni-President Enterprises Corp.	39,000	82

		107

ENERGY 0.1%
Formosa Petrochemical Corp.	10,000	35

FINANCIALS 1.7%
Cathay Financial Holding Co. Ltd.	27,000	43
Chang Hwa Commercial Bank Ltd.	13,000	7
China Development Financial Holding Corp.	30,000	9
CTBC Financial Holding Co. Ltd.	101,000	63
E.Sun Financial Holding Co. Ltd.	20,000	12
First Financial Holding Co. Ltd.	58,000	37
Fubon Financial Holding Co. Ltd.	49,000	77
Hua Nan Financial Holdings Co. Ltd.	20,000	11
Mega Financial Holding Co. Ltd.	40,000	31
Shanghai Commercial & Savings Bank Ltd.	9,344	11
Shin Kong Financial Holding Co. Ltd.	63,000	19
SinoPac Financial Holdings Co. Ltd.	41,400	12
Taishin Financial Holding Co. Ltd.	52,000	23
Taiwan Cooperative Financial Holding Co. Ltd.	29,000	15
Yuanta Financial Holding Co. Ltd.	30,000	13

		383

INDUSTRIALS 0.4%
China Airlines Ltd. (a)	24,000	9
Eva Airways Corp.	20,000	10
Far Eastern New Century Corp.	25,000	20
Taiwan High Speed Rail Corp.	12,000	9
Walsin Lihwa Corp.	49,000	22
Wan Hai Lines Ltd.	16,000	10

		80

INFORMATION TECHNOLOGY 9.4%
Acer, Inc.	40,000	20
Asustek Computer, Inc.	7,000	58
AU Optronics Corp.	149,000	60
Catcher Technology Co. Ltd.	2,000	19
Compal Electronics, Inc.	48,000	34
Foxconn Technology Co. Ltd.	13,000	38
Hon Hai Precision Industry Co. Ltd.	151,000	524
HTC Corp.	20,000	50
Innolux Corp.	475,000	222
Inventec Corp.	57,000	42
Largan Precision Co. Ltd.	400	71
Lite-On Technology Corp.	39,000	56
MediaTek, Inc.	12,000	113

Micro-Star International Co. Ltd.	9,000	19
Novatek Microelectronics Corp.	5,000	19
Pegatron Corp.	27,000	70
Powertech Technology, Inc.	8,000	23
Quanta Computer, Inc.	32,000	74
Siliconware Precision Industries Co. Ltd.	17,000	27
Synnex Technology International Corp.	10,000	12
Taiwan Semiconductor Manufacturing Co. Ltd. SP - ADR	9,824	369
TPK Holding Co. Ltd.	6,000	19
Unimicron Technology Corp.	32,000	17
United Microelectronics Corp.	165,000	83
Wistron Corp.	54,000	43
WPG Holdings Ltd.	23,000	31

		2,113

MATERIALS 1.4%
Asia Cement Corp.	14,000	13
China Steel Corp.	56,000	45
Formosa Chemicals & Fibre Corp.	26,000	79
Formosa Plastics Corp.	27,000	82
Nan Ya Plastics Corp.	32,000	79
Taiwan Cement Corp.	20,000	22

		320

TELECOMMUNICATION SERVICES 1.1%
Chunghwa Telecom Co. Ltd.	46,000	158
Far EasTone Telecommunications Co. Ltd.	18,000	43
Taiwan Mobile Co. Ltd.	16,000	57

		258

Total Taiwan		3,388

THAILAND 2.9%
CONSUMER STAPLES 0.6%
CP ALL PCL	14,400	29
Siam Cement PCL	5,400	81
Thai Union Group PCL ‘F’	25,700	15

		125

ENERGY 0.9%
Bangchak Corp. PCL	27,800	33
IRPC PCL	330,200	63
PTT PCL	3,800	47
Star Petroleum Refining PCL	38,100	20
Thai Oil PCL	16,500	46

		209

FINANCIALS 0.2%
Bangkok Bank PCL	5,400	30
Thanachart Capital PCL	7,200	11

		41

HEALTH CARE 0.0%
Bangkok Dusit Medical Services PCL ‘F’	16,000	10

INDUSTRIALS 0.2%
Airports of Thailand PCL	19,100	34

MATERIALS 0.5%
Indorama Ventures PCL	8,400	11
PTT Global Chemical PCL	42,900	99

		110

REAL ESTATE 0.0%
Land & Houses PCL NVDR	20,100	6

TELECOMMUNICATION SERVICES 0.4%
Advanced Info Service PCL	12,500	71
Total Access Communication PCL	17,400	30

		101

UTILITIES 0.1%
Glow Energy PCL	5,200	14
Ratchaburi Electricity Generating Holding PCL	2,600	4

		18

Total Thailand		654

TURKEY 1.5%
CONSUMER DISCRETIONARY 0.1%
Ford Otomotiv Sanayi A/S	720	9
Tofas Turk Otomobil Fabrikasi A/S	414	4

		13

CONSUMER STAPLES 0.1%
BIM Birlesik Magazalar A/S	865	18

ENERGY 0.3%
Tupras Turkiye Petrol Rafinerileri A/S	1,730	59

FINANCIALS 0.5%
Turkiye Halk Bankasi A/S	11,480	39
Turkiye Is Bankasi ‘C’	20,940	40
Turkiye Vakiflar Bankasi TAO ‘D’	7,670	13
Yapi ve Kredi Bankasi A/S	10,770	13

		105

INDUSTRIALS 0.2%
KOC Holding A/S	2,440	11
Turk Hava Yollari AO (a)	15,600	39

		50

MATERIALS 0.0%
Eregli Demir ve Celik Fabrikalari TAS	4,284	9

TELECOMMUNICATION SERVICES 0.3%
Turk Telekomunikasyon A/S	7,709	15
Turkcell Iletisim Hizmetleri A/S	14,400	51

		66

UTILITIES 0.0%
Aygaz A/S	2,176	9

Total Turkey		329

Total Common Stocks (Cost $20,684)		20,360

	UNITS
EQUITY-LINKED SECURITIES 4.8%
IRELAND 1.3%
CONSUMER DISCRETIONARY 0.1%
Citigroup Global Markets Holdings, Inc., Hero MotoCorp Ltd. - Exp. 02/08/2018	440	25

ENERGY 0.8%
Citigroup Global Markets Holdings, Inc., Bharat Petroleum Corp. Ltd. - Exp. 02/08/2018	8,375	61
Citigroup Global Markets Holdings, Inc., Coal India Ltd. - Exp. 02/08/2018	13,103	54
Citigroup Global Markets Holdings, Inc., Hindustan Petroleum Corp. Ltd. - Exp. 02/08/2018	8,739	57
Citigroup Global Markets Holdings, Inc., Jindal Steel & Power Ltd. - Exp. 02/08/2018	8,680	18

		190

FINANCIALS 0.0%
Citigroup Global Markets Holdings, Inc., Bank of India - Exp. 02/08/2018	2,494	5

INDUSTRIALS 0.0%
Citigroup Global Markets Holdings, Inc., NMDC Ltd. - Exp. 02/08/2018	3,108	5

INFORMATION TECHNOLOGY 0.2%
Citigroup Global Markets Holdings, Inc., HCL Technologies Ltd. - Exp. 02/08/2018	2,665	36

TELECOMMUNICATION SERVICES 0.2%
Citigroup Global Markets Holdings, Inc., Bharti Airtel Ltd. - Exp. 02/08/2018	5,293	32
Citigroup Global Markets Holdings, Inc., Reliance Communications Ltd. - Exp. 02/08/2018	51,970	15

		47

Total Ireland		308

UNITED STATES 3.5%
CONSUMER DISCRETIONARY 0.2%
Citigroup Global Markets Holdings, Inc., Maruti Suzuki India Ltd. - Exp. 02/08/2018	445	54

CONSUMER STAPLES 0.7%
Citigroup Global Markets Holdings, Inc., Hindustan Unilever Ltd. - Exp. 02/08/2018	3,863	69
Citigroup Global Markets Holdings, Inc., ITC Ltd. - Exp. 02/08/2018	23,483	93

		162

ENERGY 0.8%
Citigroup Global Markets Holdings, Inc., Indian Oil Corp. Ltd. - Exp. 02/08/2018	7,734	48
Citigroup Global Markets Holdings, Inc., Petronet LNG Ltd. - Exp. 02/08/2018	3,858	14
Citigroup Global Markets Holdings, Inc., Reliance Industries Ltd. - Exp. 02/08/2018	10,400	124

		186

FINANCIALS 0.8%
Citigroup Global Markets Holdings, Inc., ICICI Bank Ltd. - Exp. 02/08/2018	14,750	63
Citigroup Global Markets Holdings, Inc., Indiabulls Housing Finance Ltd. - Exp. 02/08/2018	872	16
Citigroup Global Markets Holdings, Inc., IndusInd Bank Ltd. - Exp. 02/08/2018	1,688	43
Citigroup Global Markets Holdings, Inc., Kotak Mahindra Bank Ltd. - Exp. 02/08/2018	3,814	59

		181

HEALTH CARE 0.1%
Citigroup Global Markets Holdings, Inc., Lupin Ltd. - Exp. 02/08/2018	351	5
Citigroup Global Markets Holdings, Inc., Sun Pharmaceutical Industries Ltd. - Exp. 02/08/2018	1,888	15

		20

INFORMATION TECHNOLOGY 0.5%
Citigroup Global Markets Holdings, Inc., Oracle Financial Services Software Ltd. - Exp. 02/08/2018	42	2
Citigroup Global Markets Holdings, Inc., Tata Consultancy Services Ltd. - Exp. 02/08/2018	2,263	85
Citigroup Global Markets Holdings, Inc., Tech Mahindra Ltd. - Exp. 02/08/2018	4,512	32

		119

MATERIALS 0.2%
Citigroup Global Markets Holdings, Inc., Asian Paints Ltd. - Exp. 02/08/2018	773	13
Citigroup Global Markets Holdings, Inc., Hindalco Industries Ltd. - Exp. 02/08/2018	5,324	20

		33

TELECOMMUNICATION SERVICES 0.1%
Citigroup Global Markets Holdings, Inc., Idea Cellular Ltd. - Exp. 02/08/2018	12,011	14

UTILITIES 0.1%
Citigroup Global Markets Holdings, Inc., Reliance Infrastructure Ltd. - Exp. 02/08/2018	1,400	10

Total United States		779

Total Equity-Linked Securities (Cost $1,151)		1,087

	SHARES
PREFERRED STOCKS 3.9%
BRAZIL 3.2%
BANKING & FINANCE 1.3%
Banco do Estado do Rio Grande do Sul S.A.	2,400	13
Itau Unibanco Holding S.A.	13,700	188
Itausa - Investimentos Itau S.A.	30,100	105

		306

INDUSTRIALS 1.2%
Braskem S.A.	2,900	39
Cia Brasileira de Distribuicao	2,000	47
Gerdau S.A.	27,300	95
Metalurgica Gerdau S.A.	31,200	52
Suzano Papel e Celulose S.A.	4,100	24
Usinas Siderurgicas de Minas Gerais S.A.	1,500	4

		261

UTILITIES 0.7%
Cia de Gas de Sao Paulo - COMGAS	400	7
Cia de Transmissao de Energia Eletrica Paulista	100	2
Cia Energetica de Minas Gerais	27,600	69
Cia Energetica de Sao Paulo	5,900	27
Cia Paranaense de Energia	3,100	28
Eletropaulo Metropolitana Eletricidade de Sao Paulo S.A.	4,800	19

		152

Total Brazil		719

CHILE 0.1%
INDUSTRIALS 0.1%
Embotelladora Andina S.A.	3,111	14

Total Chile		14

RUSSIA 0.6%
UTILITIES 0.6%
Bashneft PJSC	102	2
Surgutneftegas OJSC	191,500	99
Transneft PJSC	13	40

		141

Total Russia		141

Total Preferred Stocks (Cost $874)		874

REAL ESTATE INVESTMENT TRUSTS 0.2%
MEXICO 0.1%
REAL ESTATE 0.1%
Fibra Uno Administracion S.A. de C.V.	11,100	19

Total Mexico		19

SOUTH AFRICA 0.1%
FINANCIALS 0.0%
Redefine Properties Ltd.	15,751	12

REAL ESTATE 0.1%
Growthpoint Properties Ltd.	8,994	16

Total South Africa		28

Total Real Estate Investment Trusts (Cost $50)		47

RIGHTS 0.0%
CAYMAN ISLANDS 0.0%
INDUSTRIALS 0.0%
China State Construction International Holdings Ltd.	1,500	0

Total Cayman Islands		0

MALAYSIA 0.0%
ENERGY 0.0%
UMW Oil & Gas Corp. Bhd. ‘R’	88,480	0

Total Malaysia		0

Total Rights (Cost $0)		0

Total Investments in Securities (Cost $22,759)		22,368

Total Investments 99.1% (Cost $22,759)		$22,368
Other Assets and Liabilities, net 0.9%		196

Net Assets 100.0%		$22,564

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Security did not produce income within the last twelve months.

(b)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
SSB	10/2017	BRL	57		$18	$0	$0
	10/2017		$90	HKD	699	0	0
	10/2017		4	ZAR	58	0	0

Total Forward Foreign Currency Contracts						$0	$0

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Investments in Securities, at Value
Common Stocks
Brazil
Consumer Discretionary	$95	$0	$0	$95
Consumer Staples	337	0	0	337
Energy	197	0	0	197
Financials	261	0	0	261
Industrials	24	0	0	24
Materials	507	0	0	507
Telecommunication Services	10	0	0	10
Utilities	71	0	0	71
Chile
Consumer Discretionary	35	0	0	35
Consumer Staples	36	52	0	88
Energy	0	24	0	24
Financials	77	0	0	77
Industrials	25	56	0	81
Materials	40	11	0	51
Telecommunication Services	12	0	0	12
Utilities	95	36	0	131
China
Consumer Discretionary	255	145	0	400
Consumer Staples	6	136	0	142
Energy	0	336	0	336
Financials	35	351	0	386
Health Care	0	21	0	21
Industrials	13	146	0	159
Information Technology	361	513	0	874
Materials	0	222	0	222
Real Estate	0	379	0	379
Telecommunication Services	0	19	0	19
Utilities	0	110	0	110
Greece
Consumer Discretionary	26	0	0	26
Energy	29	9	0	38
Financials	0	127	0	127
Telecommunication Services	0	12	0	12
Utilities	0	3	0	3
Hong Kong
Consumer Discretionary	0	38	0	38
Consumer Staples	0	68	0	68
Energy	0	41	0	41
Financials	0	86	0	86
Industrials	0	33	0	33
Materials	0	22	0	22
Real Estate	0	113	0	113
Telecommunication Services	0	56	0	56
Utilities	0	92	0	92
India
Financials	278	0	0	278
Health Care	48	0	0	48
Information Technology	296	0	0	296
Materials	117	0	0	117
Indonesia
Consumer Discretionary	0	69	0	69
Consumer Staples	15	19	0	34
Energy	38	32	0	70
Financials	0	98	0	98
Health Care	0	10	0	10
Materials	25	19	0	44
Telecommunication Services	0	77	0	77
Malaysia
Consumer Discretionary	0	65	0	65
Consumer Staples	34	23	0	57
Energy	0	11	0	11
Financials	4	136	0	140
Industrials	10	73	0	83
Materials	10	0	0	10
Real Estate	2	0	0	2
Telecommunication Services	21	26	0	47
Utilities	0	52	0	52
Mexico
Consumer Staples	206	0	0	206
Financials	27	0	0	27
Industrials	9	0	0	9
Materials	148	0	0	148
Telecommunication Services	155	0	0	155
Utilities	15	0	0	15
Philippines
Energy	7	0	0	7
Financials	9	36	0	45
Industrials	21	10	0	31
Telecommunication Services	0	42	0	42
Utilities	21	0	0	21
Poland
Consumer Discretionary	9	0	0	9
Energy	0	174	0	174
Financials	0	123	0	123
Information Technology	0	2	0	2
Materials	17	109	0	126
Telecommunication Services	0	18	0	18
Utilities	26	67	0	93
Russia
Consumer Staples	36	72	0	108
Energy	0	799	0	799
Information Technology	0	21	0	21
Materials	13	299	0	312
Telecommunication Services	187	85	0	272
Utilities	10	76	0	86
South Africa
Consumer Discretionary	19	81	0	100
Consumer Staples	54	22	0	76
Energy	0	9	0	9
Financials	18	142	0	160
Health Care	0	9	0	9
Industrials	34	0	0	34
Materials	149	289	0	438
Telecommunication Services	0	363	0	363
South Korea
Consumer Discretionary	10	860	0	870
Consumer Staples	19	160	0	179
Energy	0	326	0	326
Financials	0	611	0	611
Industrials	3	390	0	393
Information Technology	0	1,069	0	1,069
Materials	27	596	0	623
Telecommunication Services	98	110	0	208
Utilities	0	260	0	260
Taiwan
Consumer Discretionary	0	92	0	92
Consumer Staples	0	107	0	107
Energy	0	35	0	35
Financials	11	372	0	383
Industrials	0	80	0	80
Information Technology	369	1,744	0	2,113
Materials	0	320	0	320
Telecommunication Services	0	258	0	258
Thailand
Consumer Staples	0	125	0	125
Energy	0	209	0	209
Financials	0	41	0	41
Health Care	0	10	0	10
Industrials	0	34	0	34
Materials	0	110	0	110
Real Estate	6	0	0	6
Telecommunication Services	0	101	0	101
Utilities	0	18	0	18
Turkey
Consumer Discretionary	4	9	0	13
Consumer Staples	18	0	0	18
Energy	0	59	0	59
Financials	0	105	0	105
Industrials	0	50	0	50
Materials	0	9	0	9
Telecommunication Services	0	66	0	66
Utilities	0	9	0	9
Equity-Linked Securities
Ireland
Consumer Discretionary	0	25	0	25
Energy	0	190	0	190
Financials	0	5	0	5
Industrials	0	5	0	5
Information Technology	0	36	0	36
Telecommunication Services	0	47	0	47
United States
Consumer Discretionary	0	54	0	54
Consumer Staples	0	162	0	162
Energy	0	186	0	186
Financials	0	181	0	181
Health Care	0	20	0	20
Information Technology	0	119	0	119
Materials	0	33	0	33
Telecommunication Services	0	14	0	14
Utilities	0	10	0	10
Preferred Stocks
Brazil
Banking & Finance	306	0	0	306
Industrials	261	0	0	261
Utilities	152	0	0	152
Chile
Industrials	14	0	0	14
Russia
Utilities	99	42	0	141
Real Estate Investment Trusts
Mexico
Real Estate	19	0	0	19
South Africa
Financials	12	0	0	12
Real Estate	0	16	0	16

Total Investments	$6,063	$16,305	$0	$22,368

There were no significant transfers among Levels 1, 2, or 3 during the period ended September 30, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO RAFI Dynamic Multi-Factor International Equity ETF

September 30, 2017 (Unaudited)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 99.2%
COMMON STOCKS 96.2%
AUSTRALIA 5.0%
CONSUMER DISCRETIONARY 0.2%
Aristocrat Leisure Ltd.	704	$12
Fairfax Media Ltd.	10,252	8
JB Hi-Fi Ltd.	420	8
Myer Holdings Ltd.	11,679	7
Nine Entertainment Co. Holdings Ltd.	6,860	7
REA Group Ltd.	132	7
Super Retail Group Ltd.	1,035	6

		55

CONSUMER STAPLES 0.8%
Inghams Group Ltd.	2,322	7
Metcash Ltd.	5,456	11
Wesfarmers Ltd.	2,972	96
Woolworths Ltd.	3,566	71

		185

ENERGY 0.4%
Caltex Australia Ltd.	1,248	32
Origin Energy Ltd.	5,642	33
Santos Ltd. (a)	2,603	8
Woodside Petroleum Ltd.	617	14

		87

FINANCIALS 1.0%
AMP Ltd.	12,836	49
Genworth Mortgage Insurance Australia Ltd.	3,444	7
Insurance Australia Group Ltd.	2,580	13
Macquarie Group Ltd.	222	16
Medibank Pvt Ltd.	8,540	20
National Australia Bank Ltd.	1,898	47
nib holdings Ltd.	1,535	7
QBE Insurance Group Ltd.	4,573	36
Suncorp Group Ltd.	3,928	40

		235

HEALTH CARE 0.4%
Ansell Ltd.	464	8
Cochlear Ltd.	86	11
CSL Ltd.	712	75
Sigma Healthcare Ltd.	10,818	7

		101

INDUSTRIALS 0.3%
Aurizon Holdings Ltd.	1,740	7
Brambles Ltd.	2,588	18
CIMIC Group Ltd.	369	13
Monadelphous Group Ltd.	656	8
Qantas Airways Ltd.	1,537	7
Sydney Airport	1,380	8
Transurban Group	1,507	14

		75

INFORMATION TECHNOLOGY 0.1%
Computershare Ltd.	1,148	13

MATERIALS 1.4%
Adelaide Brighton Ltd.	1,493	7
Alumina Ltd.	4,099	7
Amcor Ltd.	1,592	19
BHP Billiton Ltd.	4,957	100
BHP Billiton PLC	4,949	87
BlueScope Steel Ltd.	1,345	12
Boral Ltd.	2,248	12

CSR Ltd.	2,444	9
Iluka Resources Ltd.	1,032	8
Incitec Pivot Ltd.	5,632	16
Mineral Resources Ltd.	672	9
Newcrest Mining Ltd.	1,404	23
Northern Star Resources Ltd.	1,757	7
Orica Ltd.	1,176	18
Regis Resources Ltd.	2,346	7

		341

REAL ESTATE 0.0%
Lend Lease Group	612	8

TELECOMMUNICATION SERVICES 0.3%
Telstra Corp. Ltd.	22,731	62

UTILITIES 0.1%
AGL Energy Ltd.	984	18

Total Australia		1,180

AUSTRIA 0.6%
ENERGY 0.2%
OMV AG	835	49

FINANCIALS 0.2%
Erste Group Bank AG	220	9
Raiffeisen Bank International AG (a)	532	18
UNIQA Insurance Group AG	788	8
Vienna Insurance Group AG Wiener Versicherung Gruppe	288	9

		44

INDUSTRIALS 0.1%
ANDRITZ AG	144	8
Oesterreichische Post AG	152	7
Wienerberger AG	588	15

		30

MATERIALS 0.0%
RHI AG	169	7

REAL ESTATE 0.1%
BUWOG AG	264	8
CA Immobilien Anlagen AG	280	8

		16

Total Austria		146

BELGIUM 0.8%
CONSUMER STAPLES 0.4%
Anheuser-Busch InBev S.A. NV	733	88

ENERGY 0.0%
Euronav NV S.A. (a)	1,032	8

FINANCIALS 0.2%
Ackermans & van Haaren NV	38	7
Ageas	318	15
Gimv NV	116	7
KBC Group NV	203	17

		46

INDUSTRIALS 0.0%
bpost S.A.	244	7

MATERIALS 0.1%
Nyrstar NV (a)	1,076	9
Solvay S.A.	47	7
Umicore S.A.	108	9

		25

TELECOMMUNICATION SERVICES 0.1%
Proximus SADP	328	11

UTILITIES 0.0%
Elia System Operator S.A.	122	7

Total Belgium		192

CANADA 6.9%
CONSUMER DISCRETIONARY 1.3%
Aimia, Inc.	3,396	7
Canadian Tire Corp. Ltd. ‘A’	64	8
Cineplex, Inc.	280	9
Cogeco, Inc. (b)	107	7
Dollarama, Inc.	236	26
Enercare, Inc.	628	10
Gildan Activewear, Inc.	225	7
Great Canadian Gaming Corp. (a)	308	8
Hudson’s Bay Co.	844	8
Linamar Corp.	144	9
Lululemon Athletica, Inc. (a)	136	8
Magna International, Inc.	2,692	144
Martinrea International, Inc. (b)	932	8
Quebecor, Inc. ‘B’	320	12
Restaurant Brands International, Inc.	260	17
Shaw Communications, Inc. ‘B’	864	20

		308

CONSUMER STAPLES 0.5%
Alimentation Couche-Tard, Inc. ‘B’	271	12
Empire Co. Ltd. ‘A’	752	13
George Weston Ltd.	79	7
Jean Coutu Group PJC, Inc. ‘A’	391	8
Loblaw Cos. Ltd.	300	16
Maple Leaf Foods, Inc.	484	13
Metro, Inc.	864	30
North West Co., Inc.	336	8
Saputo, Inc.	200	7

		114

ENERGY 0.7%
Baytex Energy Corp. (a)	3,276	10
Bonavista Energy Corp.	3,222	8
Cenovus Energy, Inc.	3,168	32
Crescent Point Energy Corp.	2,576	21
Enerplus Corp.	912	9
Gibson Energy, Inc.	576	8
Husky Energy, Inc. (a)	1,532	19
Precision Drilling Corp. (a)	2,736	8
ShawCor Ltd.	307	7
Suncor Energy, Inc.	1,036	36
Trican Well Service Ltd. (a)	2,437	9

		167

FINANCIALS 1.8%
AGF Management Ltd. ‘B’	1,120	7
Bank of Nova Scotia	856	55
Canadian Imperial Bank of Commerce	378	33
CI Financial Corp.	800	18
Fairfax Financial Holdings Ltd.	37	19
Great-West Lifeco, Inc. (b)	328	9
IGM Financial, Inc.	492	17
Intact Financial Corp.	198	16
Manulife Financial Corp.	1,409	29
National Bank of Canada	212	10
Onex Corp.	176	14
Power Corp. of Canada	1,056	27
Power Financial Corp.	247	7
Royal Bank of Canada	699	54
Sun Life Financial, Inc.	479	19
Thomson Reuters Corp.	872	40
Toronto-Dominion Bank	1,012	57

		431

INDUSTRIALS 1.0%
Aecon Group, Inc.	588	8
Air Canada (a)	570	12
CAE, Inc.	426	7
Canadian National Railway Co.	539	45
Canadian Pacific Railway Ltd.	304	51
Finning International, Inc.	545	13
Russel Metals, Inc.	384	9
TFI International, Inc.	556	14
Toromont Industries Ltd.	268	12
Transcontinental, Inc. ‘A’	420	9
Waste Connections, Inc.	372	26
WestJet Airlines Ltd.	700	15

		221

INFORMATION TECHNOLOGY 0.1%
Celestica, Inc. (a)	1,020	13
Constellation Software, Inc. (b)	32	17

		30

MATERIALS 1.1%
Agrium, Inc.	600	64
CCL Industries, Inc. ‘B’	172	8
Centerra Gold, Inc.	980	7
Franco-Nevada Corp.	138	11
Kinross Gold Corp. (a)	1,661	7
Methanex Corp.	265	13
Potash Corp. of Saskatchewan, Inc.	5,785	111
Teck Resources Ltd. ‘B’	683	15
Western Forest Products, Inc.	3,744	8
Winpak Ltd.	188	8

		252

TELECOMMUNICATION SERVICES 0.2%
BCE, Inc.	296	14
Rogers Communications, Inc. ‘B’	462	24
TELUS Corp.	276	10

		48

UTILITIES 0.2%
Atco Ltd. ‘I’	328	12
Capital Power Corp.	624	12
Fortis, Inc.	298	11
Superior Plus Corp.	868	9
TransAlta Corp.	1,296	7

		51

Total Canada		1,622

DENMARK 1.7%
CONSUMER DISCRETIONARY 0.0%
Pandora A/S	76	7

CONSUMER STAPLES 0.1%
Carlsberg A/S ‘B’	112	12
Royal Unibrew A/S	208	12

		24

FINANCIALS 0.2%
Alm Brand A/S	726	7
Danske Bank A/S	523	21
Topdanmark A/S (a)	182	7
Tryg A/S	540	13

		48

HEALTH CARE 0.6%
Coloplast A/S ‘B’	96	8
GN Store Nord A/S	240	8
H Lundbeck A/S	122	7
Novo Nordisk A/S ‘B’	2,280	110

		133

INDUSTRIALS 0.6%
AP Moller - Maersk A/S ‘B’	59	112
D/S Norden A/S (a)	400	9
Dfds A/S	136	8
DSV A/S	256	19

		148

MATERIALS 0.1%
Chr Hansen Holding A/S	92	8
Novozymes A/S ‘B’	212	11

		19

TELECOMMUNICATION SERVICES 0.1%
TDC A/S	3,759	22

UTILITIES 0.0%
DONG Energy A/S	128	7

Total Denmark		408

FINLAND 0.9%
CONSUMER DISCRETIONARY 0.0%
Nokian Renkaat Oyj	184	8

CONSUMER STAPLES 0.0%
Kesko Oyj ‘B’	152	8

ENERGY 0.0%
Neste Oyj	163	7

FINANCIALS 0.1%
Sampo Oyj ‘A’	534	28

HEALTH CARE 0.1%
Orion Oyj ‘B’	316	15

INDUSTRIALS 0.3%
Finnair Oyj	523	7
Kone Oyj ‘B’	354	19
Metso Oyj	388	14
Ramirent Oyj	667	7
Wartsila Oyj Abp	340	24

		71

MATERIALS 0.2%
Kemira Oyj	526	7
Stora Enso Oyj ‘R’	1,516	21
UPM-Kymmene Oyj	354	10

		38

TELECOMMUNICATION SERVICES 0.1%
Elisa Oyj	460	20

UTILITIES 0.1%
Fortum Oyj	784	16

Total Finland		211

FRANCE 6.2%
CONSUMER DISCRETIONARY 1.3%
Cie Generale des Etablissements Michelin	112	16
Elior Group S.A.	460	12
Eutelsat Communications S.A.	276	8
Hermes International	40	20
JCDecaux S.A.	207	8
Kaufman & Broad S.A.	176	9
Kering	54	22
Lagardere S.C.A.	740	25
LVMH Moet Hennessy Louis Vuitton SE	192	53

Metropole Television S.A.	516	12
Peugeot S.A.	1,520	36
Publicis Groupe S.A.	98	7
Sodexo S.A.	108	13
Solocal Group (a)	7,392	9
Television Francaise	600	9
Vivendi S.A.	1,627	41

		300

CONSUMER STAPLES 0.3%
Carrefour S.A.	603	12
Casino Guichard Perrachon S.A.	554	33
Danone S.A.	184	14
Pernod-Ricard S.A.	49	7

		66

ENERGY 0.0%
Vallourec S.A.	1,847	11

FINANCIALS 1.0%
AXA S.A.	1,746	53
BNP Paribas S.A.	821	66
CNP Assurances	303	7
Coface S.A. (a)	679	7
Credit Agricole S.A.	889	16
Eurazeo S.A.	196	18
Natixis S.A.	2,592	21
SCOR SE	162	7
Societe Generale S.A.	562	33

		228

HEALTH CARE 0.5%
BioMerieux	156	13
Ipsen S.A.	60	8
Orpea	57	7
Sanofi	821	81

		109

INDUSTRIALS 1.6%
Air France-KLM (a)	2,090	33
Airbus SE	782	74
Alstom S.A.	224	9
Bouygues S.A.	1,104	52
Bureau Veritas S.A.	336	9
Cie de Saint-Gobain	300	18
Derichebourg S.A.	848	9
Elis S.A.	267	7
Legrand S.A.	272	20
Rexel S.A.	1,396	24
Safran S.A.	235	24
Societe BIC S.A.	64	8
Thales S.A.	156	18
Vinci S.A.	756	72
Zodiac Aerospace	243	7

		384

INFORMATION TECHNOLOGY 0.2%
Alten S.A.	92	8
Atos SE	120	19
Neopost S.A.	288	11
Ubisoft Entertainment SA (a)	106	7
Worldline S.A. (a)	167	7

		52

MATERIALS 0.1%
Eramet (a)	124	9
Vicat S.A.	93	7

		16

REAL ESTATE 0.1%
Nexity S.A.	276	17

TELECOMMUNICATION SERVICES 0.1%
Iliad S.A.	32	9
Orange S.A.	1,597	26

		35

UTILITIES 1.0%
Electricite de France S.A.	5,541	67
Engie S.A.	7,614	129
Rubis S.C.A.	120	8
Suez	391	7
Veolia Environnement S.A.	1,520	35

		246

Total France		1,464

GERMANY 6.0%
CONSUMER DISCRETIONARY 0.6%
adidas AG	44	10
Continental AG	159	40
CTS Eventim AG & Co. KGaA	184	8
Fielmann AG	140	12
Hella KGaA Hueck & Co.	200	12
Hugo Boss AG	176	15
Leoni AG	252	17
ProSiebenSat.1 Media SE	260	9
TUI AG	707	12

		135

CONSUMER STAPLES 0.1%
Beiersdorf AG	65	7
Ceconomy AG	744	9

		16

FINANCIALS 1.2%
Commerzbank AG	4,722	64
Deutsche Bank AG	6,542	113
Deutsche Boerse AG	316	34
Deutsche Pfandbriefbank AG	1,104	17
GRENKE AG	77	7
Hannover Rueck SE	56	7
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	117	25
Talanx AG	164	7
Wuestenrot & Wuerttembergische AG	258	7

		281

HEALTH CARE 0.5%
Bayer AG	597	82
Fresenius Medical Care AG & Co. KGaA	312	30
Rhoen Klinikum AG	372	13

		125

INDUSTRIALS 0.8%
Bilfinger SE	364	15
Brenntag AG	126	7
Deutsche Lufthansa AG	1,929	54
Deutsche Post AG	632	28
Deutz AG	1,092	9
Duerr AG	104	14
Hamburger Hafen und Logistik AG	248	8
Hapag-Lloyd AG (a)	163	7
KION Group AG	88	8
Kloeckner & Co. SE	1,052	13
MTU Aero Engines AG	92	15
Rheinmetall AG	67	8
Wacker Neuson SE	213	7

		193

INFORMATION TECHNOLOGY 0.5%
Infineon Technologies AG	744	19
SAP SE	474	52
Software AG	184	9
United Internet AG	234	15
Wirecard AG	156	14

		109

MATERIALS 0.9%
BASF SE	1,170	125

Covestro AG	100	9
K+S AG	864	23
Lanxess AG	91	7
Linde AG	168	35
Salzgitter AG	272	12
thyssenkrupp AG	440	13

		224

REAL ESTATE 0.2%
Aroundtown S.A.	984	7
Deutsche Wohnen SE	289	12
TAG Immobilien AG	668	11
TLG Immobilien AG	432	10
Vonovia SE	162	7

		47

TELECOMMUNICATION SERVICES 0.1%
Freenet AG	488	16
Telefonica Deutschland Holding AG	1,496	9

		25

UTILITIES 1.1%
E.ON SE	13,094	148
RWE AG (a)	3,030	69
Uniper SE	2,011	55

		272

Total Germany		1,427

HONG KONG 2.1%
CONSUMER DISCRETIONARY 0.4%
Chow Tai Fook Jewellery Group Ltd.	7,200	9
Galaxy Entertainment Group Ltd.	3,000	21
I-CABLE Communications Ltd. (a)	277	0
Li & Fung Ltd.	26,000	13
Luk Fook Holdings International Ltd.	2,000	8
Melco Resorts & Entertainment Ltd.	380	9
SJM Holdings Ltd.	12,000	11
Skyworth Digital Holdings Ltd.	14,000	7
Techtronic Industries Co. Ltd.	1,500	8

		86

CONSUMER STAPLES 0.2%
Dairy Farm International Holdings Ltd.	900	7
Jardine Matheson Holdings Ltd.	400	25
Sun Art Retail Group Ltd.	7,500	7
WH Group Ltd.	18,000	19

		58

FINANCIALS 0.1%
Hang Seng Bank Ltd.	800	19
Henderson Land Development Co. Ltd.	1,000	7

		26

HEALTH CARE 0.1%
Sino Biopharmaceutical Ltd.	12,000	13

INDUSTRIALS 0.2%
Cathay Pacific Airways Ltd.	8,000	12
Jardine Strategic Holdings Ltd.	500	22
Noble Group Ltd.	25,000	7
Orient Overseas International Ltd.	500	5
Pacific Basin Shipping Ltd.	36,000	8
Seaspan Corp.	1,080	8

		62

INFORMATION TECHNOLOGY 0.2%
ASM Pacific Technology Ltd.	400	6
GCL-Poly Energy Holdings Ltd. (a)	68,000	9
Kingboard Chemical Holdings Ltd.	2,000	11
Truly International Holdings Ltd.	24,000	8
VTech Holdings Ltd.	500	7

		41

MATERIALS 0.0%
Lee & Man Paper Manufacturing Ltd.	6,000	8

REAL ESTATE 0.4%
Hongkong Land Holdings Ltd.	1,600	12
Kerry Properties Ltd.	4,000	17
New World Development Co. Ltd.	16,000	23
Shimao Property Holdings Ltd.	6,000	13
Swire Pacific Ltd. ‘A’	2,000	19
Wheelock & Co. Ltd.	1,000	7

		91

TELECOMMUNICATION SERVICES 0.1%
HKT Trust & HKT Ltd.	8,000	10
PCCW Ltd.	12,000	6

		16

UTILITIES 0.4%
China Gas Holdings Ltd.	4,000	12
CLP Holdings Ltd.	4,000	41
Hong Kong & China Gas Co. Ltd.	12,000	23
Power Assets Holdings Ltd.	1,500	13

		89

Total Hong Kong		490

IRELAND 0.8%
CONSUMER DISCRETIONARY 0.0%
Paddy Power Betfair PLC	79	8

CONSUMER STAPLES 0.0%
Glanbia PLC	424	8

HEALTH CARE 0.4%
ICON PLC (a)	129	15
Jazz Pharmaceuticals PLC (a)	93	14
Medtronic PLC	522	41
Perrigo Co. PLC	88	7
UDG Healthcare PLC	1,140	13

		90

INDUSTRIALS 0.2%
AerCap Holdings NV (a)	138	7
DCC PLC	148	14
Grafton Group PLC	804	9
Kingspan Group PLC	204	9

		39

MATERIALS 0.2%
James Hardie Industries PLC ADR	1,068	15
Smurfit Kappa Group PLC	556	17

		32

Total Ireland		177

ISRAEL 0.5%
FINANCIALS 0.2%
Bank Hapoalim BM	2,640	19
Bank Leumi Le-Israel BM	4,200	22
Israel Discount Bank Ltd. ‘A’ (a)	2,737	7
Mizrahi Tefahot Bank Ltd.	330	6
Plus500 Ltd.	576	7

		61

INDUSTRIALS 0.0%
Elbit Systems Ltd.	50	7

INFORMATION TECHNOLOGY 0.1%
Check Point Software Technologies Ltd. (a)	194	22
Nice Ltd.	89	7

		29

MATERIALS 0.1%
Frutarom Industries Ltd.	100	8
Israel Chemicals Ltd.	1,650	7

		15

TELECOMMUNICATION SERVICES 0.1%
Bezeq The Israeli Telecommunication Corp. Ltd.	9,240	13

Total Israel		125

ITALY 3.7%
CONSUMER DISCRETIONARY 0.3%
Brembo SpA	512	9
De’ Longhi SpA	260	8
Ferrari NV	210	23
Luxottica Group SpA	243	14
Moncler SpA	420	12

		66

CONSUMER STAPLES 0.1%
Davide Campari-Milano SpA	944	7
MARR SpA	320	8

		15

ENERGY 0.7%
Eni SpA	7,341	122
Saras SpA	5,768	15
Snam SpA	4,382	21

		158

FINANCIALS 1.4%
Anima Holding SpA	1,028	8
Assicurazioni Generali SpA	874	16
Banca Generali SpA	240	8
Banca Popolare di Sondrio SCPA	1,920	8
BPER Banca	2,323	14
Credito Valtellinese SpA (a)	1,744	9
Intesa Sanpaolo SpA	9,446	34
Mediobanca SpA	780	8
Societa Cattolica di Assicurazioni S.c.r.l.	1,332	12
UniCredit SpA	8,227	176
Unione di Banche Italiane SpA	6,422	33
Unipol Gruppo Finanziario SpA	2,596	12

		338

HEALTH CARE 0.0%
DiaSorin SpA	96	9

INDUSTRIALS 0.2%
ASTM SpA	271	7
Atlantia SpA	681	21
Leonardo SpA	402	8
Salini Impregilo SpA	1,950	8
Societa Iniziative Autostradali e Servizi SpA	532	8

		52

TELECOMMUNICATION SERVICES 0.2%
Telecom Italia SpA (a)	41,872	39

UTILITIES 0.8%
Ascopiave SpA	1,703	7
Enel SpA	25,805	156
ERG SpA	704	11
Iren SpA	4,832	13

Terna Rete Elettrica Nazionale SpA	2,249	13

		200

Total Italy		877

JAPAN 23.6%
CONSUMER DISCRETIONARY 5.5%
Adastria Co. Ltd.	400	9
Aisin Seiki Co. Ltd.	400	21
Arata Corp.	100	4
Asatsu-DK, Inc.	200	6
Atsugi Co. Ltd.	800	9
Autobacs Seven Co. Ltd.	400	6
Avex Group Holdings, Inc.	800	11
Bandai Namco Holdings, Inc.	400	14
Benesse Holdings, Inc.	200	7
Bridgestone Corp.	1,600	73
Canon Marketing Japan, Inc.	300	7
Casio Computer Co. Ltd.	500	7
Daisyo Corp.	500	8
DCM Holdings Co. Ltd.	800	7
Denso Corp.	1,100	56
Eagle Industry Co. Ltd.	400	7
EDION Corp.	800	7
Foster Electric Co. Ltd.	400	8
Fuji Corp. Ltd.	1,000	7
Fuji Media Holdings, Inc.	1,200	17
Geo Holdings Corp.	500	7
Happinet Corp.	500	8
Honda Motor Co. Ltd.	2,600	77
Ichibanya Co. Ltd.	100	4
Imasen Electric Industrial	800	10
Isetan Mitsukoshi Holdings Ltd. ‘L’	1,200	13
Isuzu Motors Ltd.	1,200	16
JVC Kenwood Corp.	3,200	9
K’s Holdings Corp.	400	9
Keihin Corp.	400	7
Koito Manufacturing Co. Ltd.	100	6
Komeri Co. Ltd.	500	14
KYB Corp.	400	24
Mitsubishi Motors Corp.	3,800	30
Musashi Seimitsu Industry Co. Ltd.	200	6
NHK Spring Co. Ltd.	1,000	11
Nishimatsuya Chain Co. Ltd.	800	9
Nissan Motor Co. Ltd.	6,600	65
Nitori Holdings Co. Ltd.	200	29
Nojima Corp.	300	6
Oriental Land Co. Ltd.	200	15
Paltac Corp.	200	8
Panasonic Corp.	6,300	91
Pioneer Corp. (a)	4,400	8
Round One Corp.	800	11
Royal Holdings Co. Ltd.	300	8
Saizeriya Co. Ltd.	200	5
Sanrio Co. Ltd.	400	8
Sekisui Chemical Co. Ltd.	1,200	24
Seria Co. Ltd.	100	6
Shimachu Co. Ltd.	400	10
Shochiku Co. Ltd.	100	14
Sony Corp.	900	34
Stanley Electric Co. Ltd.	400	14
Start Today Co. Ltd.	500	16
Starts Corp., Inc.	500	13
Sumitomo Electric Industries Ltd.	1,500	25
Sumitomo Forestry Co. Ltd.	800	13
Sumitomo Rubber Industries Ltd.	800	15
Suzuki Motor Corp.	900	47
Takashimaya Co. Ltd.	1,000	9
Tokai Rika Co. Ltd.	400	8
Tomy Co. Ltd.	800	11
Toridoll Holdings Corp.	200	6
Toyo Tire & Rubber Co. Ltd.	400	9
Toyoda Gosei Co. Ltd.	300	7
Toyota Industries Corp.	500	29
Toyota Motor Corp.	1,200	72
TS Tech Co. Ltd.	400	13
Unipres Corp.	300	8
United Arrows Ltd.	200	7
Yamada Denki Co. Ltd.	4,000	22
Yamaha Corp.	200	7
Yamaha Motor Co. Ltd.	400	12
Yokohama Rubber Co. Ltd.	800	16
Yondoshi Holdings, Inc.	300	9
Yoshinoya Holdings Co. Ltd.	400	7

		1,288

CONSUMER STAPLES 1.9%
Aeon Co. Ltd.	400	6
Ain Holdings, Inc.	100	7
Ajinomoto Co., Inc.	1,200	23
Ariake Japan Co. Ltd.	100	7
Asahi Group Holdings Ltd.	500	20
cocokara fine, Inc.	100	6
Earth Chemical Co. Ltd.	200	9
Feed One Co. Ltd.	3,600	8
Heiwado Co. Ltd.	300	7
J-Oil Mills, Inc.	400	14
Japan Tobacco, Inc.	1,400	46
Kao Corp.	200	12
Key Coffee, Inc.	400	8
Kikkoman Corp.	200	6
Kirin Holdings Co. Ltd.	2,200	52
Kyokuyo Co. Ltd.	400	12
Mandom Corp.	800	22
Maruha Nichiro Corp.	400	12
Milbon Co. Ltd.	100	6
Mitsui Sugar Co. Ltd.	200	7
Morinaga & Co. Ltd.	400	22
NH Foods Ltd.	1,000	27
Nisshin Oillio Group Ltd.	200	6
Nisshin Seifun Group, Inc.	400	7
Pigeon Corp.	400	14
Pola Orbis Holdings, Inc.	300	9
Prima Meat Packers Ltd.	1,000	7
Rock Field Co. Ltd.	400	7
S Foods, Inc.	200	8
Sakata Seed Corp.	200	6
Shiseido Co. Ltd.	400	16
Shoei Foods Corp.	200	8
ST Corp.	300	7
Valor Holdings Co. Ltd.	300	6
Warabeya Nichiyo Holdings Co. Ltd.	200	5
Yakult Honsha Co. Ltd.	100	7

		452

ENERGY 0.7%
Idemitsu Kosan Co. Ltd.	700	20
Inpex Corp.	4,100	44
Japan Petroleum Exploration Co. Ltd.	400	8
JXTG Holdings, Inc.	17,100	88
Showa Shell Sekiyu KK	1,200	14

		174

FINANCIALS 1.3%
Bank of the Ryukyus Ltd.	400	6
Dai-ichi Life Holdings, Inc.	3,000	54
Daiwa Securities Group, Inc.	4,000	23
Ehime Bank Ltd.	500	6
Fuyo General Lease Co. Ltd.	100	6
Ichiyoshi Securities Co. Ltd.	800	8
Jafco Co. Ltd.	400	20
Kyokuto Securities Co. Ltd.	500	7
Marusan Securities Co. Ltd.	1,200	10
Mitsubishi UFJ Financial Group, Inc.	7,700	50
MS&AD Insurance Group Holdings, Inc.	400	13
Nomura Holdings, Inc.	2,200	12
North Pacific Bank Ltd.	2,800	9
Okasan Securities Group, Inc.	1,000	6
ORIX Corp.	800	13
Resona Holdings, Inc.	1,600	8
Sompo Holdings, Inc.	200	8
Sumitomo Mitsui Financial Group, Inc.	800	31
T&D Holdings, Inc.	800	12
Zenkoku Hosho Co. Ltd.	200	8

		310

HEALTH CARE 1.2%
Alfresa Holdings Corp.	800	15
Astellas Pharma, Inc.	2,900	37
Eisai Co. Ltd.	400	20
Hogy Medical Co. Ltd.	100	7
Hoya Corp.	800	43
Kaken Pharmaceutical Co. Ltd.	100	5
Medipal Holdings Corp.	800	14

Nippon Shinyaku Co. Ltd.	200	14
Olympus Corp.	300	10
Otsuka Holdings Co. Ltd.	100	4
Paramount Bed Holdings Co. Ltd.	200	9
Rohto Pharmaceutical Co. Ltd.	800	18
Sawai Pharmaceutical Co. Ltd.	100	6
Suzuken Co. Ltd.	400	14
Takeda Pharmaceutical Co. Ltd.	900	50
Terumo Corp.	400	16

		282

INDUSTRIALS 5.0%
Aica Kogyo Co. Ltd.	400	13
Aida Engineering Ltd.	800	9
ANA Holdings, Inc.	400	15
Asahi Glass Co. Ltd.	900	33
Central Glass Co. Ltd.	800	17
Dai Nippon Printing Co. Ltd.	2,000	48
Daikin Industries Ltd.	400	41
East Japan Railway Co.	100	9
FANUC Corp.	200	41
Fuji Electric Co. Ltd.	2,000	11
Fujikura Ltd.	2,000	16
Fujitec Co. Ltd.	400	6
Furukawa Co. Ltd.	400	7
Hanwa Co. Ltd.	200	7
Harmonic Drive Systems, Inc.	200	10
Hino Motors Ltd.	1,700	21
ITOCHU Corp.	600	10
Iwatani Corp.	200	6
Japan Airlines Co. Ltd.	1,300	44
JTEKT Corp.	800	11
Kajima Corp.	1,000	10
Kanematsu Corp.	800	10
Kawasaki Kisen Kaisha Ltd.	400	11
Kinden Corp.	800	13
Komatsu Ltd.	1,800	51
Kubota Corp.	600	11
Kumagai Gumi Co. Ltd.	400	12
Kuroda Electric Co. Ltd.	400	7
LIXIL Group Corp.	300	8
Makino Milling Machine Co. Ltd.	2,000	18
Makita Corp.	200	8
Marubeni Corp.	7,200	49
Meitec Corp.	400	20
Minebea Mitsumi, Inc.	800	13
Mitsui & Co. Ltd.	5,700	84
Mitsui Engineering & Shipbuilding Co. Ltd.	800	10
Mitsui OSK Lines Ltd.	800	24
Nagase & Co. Ltd.	800	13
Nidec Corp.	200	25
Nippon Express Co. Ltd.	400	26
Nippon Sheet Glass Co. Ltd. (a)	800	6
Nippon Yusen KK	1,500	31
Nisshinbo Holdings, Inc.	1,200	14
Nomura Co. Ltd.	400	9
NSK Ltd.	1,600	22
NTN Corp.	3,000	13
Obayashi Corp.	600	7
OSG Corp.	800	18
Recruit Holdings Co. Ltd.	1,200	26
Sakai Moving Service Co. Ltd.	100	5
Seino Holdings Co. Ltd.	800	11
Senko Group Holdings Co. Ltd.	800	6
Sodick Co. Ltd.	800	10
Sohgo Security Services Co. Ltd.	100	5
Sojitz Corp.	6,000	17
Star Micronics Co. Ltd.	400	7
Sumitomo Corp.	800	12
Sumitomo Mitsui Construction Co. Ltd.	1,520	9
Taisei Corp.	800	42
Takeuchi Manufacturing Co. Ltd.	400	8
TechnoPro Holdings, Inc.	400	19
TOKAI Holdings Corp.	800	6
Toppan Printing Co. Ltd.	2,000	20
Toshiba Corp. (a)	2,000	6
Toshiba Plant Systems & Services Corp.	400	7
Toyota Tsusho Corp.	800	26
West Japan Railway Co.	200	14
Yuasa Trading Co. Ltd.	400	14

		1,188

INFORMATION TECHNOLOGY 3.2%
Advantest Corp.	400	7
Amano Corp.	400	9
Arisawa Manufacturing Co. Ltd.	800	7
Canon, Inc.	1,300	44
Capcom Co. Ltd.	300	7
Daiwabo Holdings Co. Ltd.	400	17
Fujitsu Ltd.	3,000	22
Gree, Inc.	800	5
Hitachi Kokusai Electric, Inc.	400	11
Hitachi Ltd.	19,000	134
Hosiden Corp.	500	8
Ibiden Co. Ltd.	500	8
Ines Corp.	800	7
Iriso Electronics Co. Ltd.	100	5
Japan Display, Inc. (a)	4,400	9
Konami Holdings Corp.	200	10
Konica Minolta, Inc.	2,500	21
Kyocera Corp.	400	25
Mitsui High-Tec, Inc.	400	8
Murata Manufacturing Co. Ltd.	400	59
NEC Corp.	1,200	33
NET One Systems Co. Ltd.	800	8
Nexon Co. Ltd. (a)	400	10
Nintendo Co. Ltd.	100	37
Nippon Chemi-Con Corp.	100	4
Nippon Electric Glass Co. Ltd.	400	16
Oki Electric Industry Co. Ltd.	800	11
Omron Corp.	800	41
Ricoh Co. Ltd.	3,600	35
Rohm Co. Ltd.	100	9
Sanken Electric Co. Ltd.	2,000	11
SCREEN Holdings Co. Ltd.	100	7
Seiko Epson Corp.	800	19
Tokyo Electron Device Ltd.	400	8
Tokyo Electron Ltd.	200	31
Tokyo Seimitsu Co. Ltd.	400	14
Topcon Corp.	400	7
Ulvac, Inc.	200	13
Wacom Co. Ltd.	1,600	7
Yahoo Japan Corp.	1,500	7
Yaskawa Electric Corp.	400	13

		764

MATERIALS 2.9%
Alconix Corp.	400	7
Asahi Kasei Corp.	1,000	12
Dai Nippon Toryo Co. Ltd.	800	12
Daido Steel Co. Ltd.	100	6
Daiki Aluminium Industry Co. Ltd.	1,000	8
Fuji Seal International, Inc.	400	12
Hitachi Metals Ltd.	800	11
JFE Holdings, Inc.	3,400	67
KH Neochem Co. Ltd.	300	7
Kobe Steel Ltd.	2,800	32
Mitsubishi Chemical Holdings Corp.	1,200	11
Mitsubishi Materials Corp.	800	28
Mitsui Chemicals, Inc.	800	24
Mitsui Mining & Smelting Co. Ltd.	400	21
Nippon Light Metal Holdings Co. Ltd.	2,800	8
Nippon Paper Industries Co. Ltd.	500	9
Nippon Steel & Sumitomo Metal Corp.	3,200	74
Nippon Valqua Industries Ltd.	300	7
Nittetsu Mining Co. Ltd.	100	7
Nitto Denko Corp.	400	33
Oji Holdings Corp.	4,000	22
Osaka Soda Co. Ltd.	800	21
Rengo Co. Ltd.	1,600	10
Sanyo Special Steel Co. Ltd.	800	21
Shin-Etsu Chemical Co. Ltd.	200	18
Showa Denko KK	700	22
Sumitomo Chemical Co. Ltd.	5,000	31
Sumitomo Metal Mining Co. Ltd.	1,000	32
Tokai Carbon Co. Ltd.	900	9
Tokuyama Corp.	600	14
Tokyo Ohka Kogyo Co. Ltd.	200	7
Tokyo Steel Manufacturing Co. Ltd.	800	7
Toray Industries, Inc.	3,000	29
Toyo Seikan Group Holdings Ltd. ‘L’	800	13
Toyobo Co. Ltd.	400	8
Ube Industries Ltd.	800	23

		683

REAL ESTATE 0.2%
Daito Trust Construction Co. Ltd.	100	18
Daiwa House Industry Co. Ltd.	400	14
Kenedix, Inc.	1,600	9
Relo Group, Inc.	400	9

		50

TELECOMMUNICATION SERVICES 0.9%
KDDI Corp.	2,400	63
Nippon Telegraph & Telephone Corp.	500	23
NTT DOCOMO, Inc.	400	9
SoftBank Group Corp.	1,300	106

		201

UTILITIES 0.8%
Chubu Electric Power Co., Inc.	1,800	23
Chugoku Electric Power Co., Inc.	1,600	17
Electric Power Development Co. Ltd.	800	20
Kansai Electric Power Co., Inc.	400	5
Osaka Gas Co. Ltd.	1,600	30
Shizuoka Gas Co. Ltd.	900	7
Toho Gas Co. Ltd.	200	6
Tohoku Electric Power Co., Inc.	500	6
Tokyo Electric Power Co. Holdings, Inc. (a)	8,700	35
Tokyo Gas Co. Ltd.	1,600	39

		188

Total Japan		5,580

LIECHTENSTEIN 0.0%
FINANCIALS 0.0%
VP Bank AG	53	7

Total Liechtenstein		7

LUXEMBOURG 0.4%
CONSUMER DISCRETIONARY 0.1%
RTL Group S.A.	184	14

MATERIALS 0.3%
ArcelorMittal	3,423	88

Total Luxembourg		102

MACAU 0.2%
CONSUMER DISCRETIONARY 0.2%
MGM China Holdings Ltd.	3,200	8
Sands China Ltd.	5,200	27
Wynn Macau Ltd.	3,600	10

		45

Total Macau		45

NETHERLANDS 3.4%
CONSUMER STAPLES 0.3%
Corbion NV	500	16
ForFarmers NV	648	9
Heineken Holding NV	216	20
Koninklijke Ahold Delhaize NV	1,141	21
Sligro Food Group NV	162	8

		74

ENERGY 0.8%
Core Laboratories NV	78	8
Fugro NV (a)	939	13
Royal Dutch Shell PLC ‘A’	5,522	167

		188

FINANCIALS 1.0%
ABN AMRO Group NV	243	7
Aegon NV	9,764	57
ASR Nederland NV	177	7
Euronext NV	204	12
ING Groep NV	7,971	147
NN Group NV	424	18

		248

HEALTH CARE 0.0%
QIAGEN NV	248	8

INDUSTRIALS 0.4%
Arcadis NV	376	8
IMCD Group NV	196	12
Koninklijke Philips NV	598	25
Philips Lighting NV	428	17
PostNL NV	1,767	8
Randstad Holding NV	117	7
TKH Group NV	212	14

		91

INFORMATION TECHNOLOGY 0.5%
ASML Holding NV	419	71
BE Semiconductor Industries NV	124	9
NXP Semiconductors NV (a)	247	28

		108

MATERIALS 0.3%
Akzo Nobel NV	497	46
Koninklijke DSM NV	184	15

		61

TELECOMMUNICATION SERVICES 0.1%
Koninklijke KPN NV	2,240	7
VEON Ltd. ADR	3,532	15

		22

Total Netherlands		800

NEW ZEALAND 0.3%
CONSUMER DISCRETIONARY 0.0%
SKYCITY Entertainment Group Ltd.	2,375	6

HEALTH CARE 0.1%
Fisher & Paykel Healthcare Corp. Ltd.	952	9

INDUSTRIALS 0.0%
Mainfreight Ltd.	391	7

MATERIALS 0.0%
Fletcher Building Ltd.	1,328	8

REAL ESTATE 0.0%
Argosy Property Ltd.	9,344	7

TELECOMMUNICATION SERVICES 0.1%
Spark New Zealand Ltd.	6,121	16

UTILITIES 0.1%
Contact Energy Ltd.	1,681	7
Genesis Energy Ltd.	3,996	7
Mercury NZ Ltd.	2,887	7

		21

Total New Zealand		74

NORWAY 1.1%
CONSUMER STAPLES 0.0%
Austevoll Seafood ASA	780	8

ENERGY 0.6%
Aker Solutions ASA	1,474	8
Nordic American Tankers Ltd.	1,463	8
Petroleum Geo-Services ASA	4,116	10
Statoil ASA	5,335	107

		133

FINANCIALS 0.2%
DNB ASA	908	18
SpareBank 1 Nord Norge	884	7
SpareBank 1 SMN	677	7
SpareBank 1 SR-Bank ASA	636	7

		39

INDUSTRIALS 0.0%
Ship Finance International Ltd.	576	8

MATERIALS 0.1%
Norsk Hydro ASA	1,140	8
Yara International ASA	360	16

		24

TELECOMMUNICATION SERVICES 0.2%
Telenor ASA	2,163	46

Total Norway		258

PORTUGAL 0.5%
CONSUMER STAPLES 0.1%
Jeronimo Martins SGPS S.A.	404	8
Sonae SGPS S.A.	8,680	10

		18

FINANCIALS 0.1%
Banco Comercial Portugues S.A. (a)	29,992	9

INDUSTRIALS 0.0%
CTT-Correios de Portugal S.A.	1,088	7

MATERIALS 0.0%
Navigator Co. S.A.	1,473	7

UTILITIES 0.3%
EDP - Energias de Portugal S.A.	15,303	58
REN - Redes Energeticas Nacionais SGPS S.A.	2,055	6

		64

Total Portugal		105

SINGAPORE 1.6%
CONSUMER DISCRETIONARY 0.1%
Jardine Cycle & Carriage Ltd.	200	6
Singapore Press Holdings Ltd.	6,800	14

		20

CONSUMER STAPLES 0.1%
Golden Agri-Resources Ltd.	27,600	8
Wilmar International Ltd.	7,600	18

		26

ENERGY 0.0%
BW LPG Ltd.	1,980	9

FINANCIALS 0.6%
City Developments Ltd.	1,600	13
DBS Group Holdings Ltd.	2,800	43
Oversea-Chinese Banking Corp. Ltd.	4,700	39
Singapore Exchange Ltd.	1,200	7
United Overseas Bank Ltd.	2,300	40

		142

HEALTH CARE 0.0%
Haw Par Corp. Ltd.	800	7

INDUSTRIALS 0.3%
Hutchison Port Holdings Trust	17,200	7
Keppel Corp. Ltd.	4,200	20
SATS Ltd.	2,400	8
Sembcorp Industries Ltd.	3,600	8
Singapore Airlines Ltd.	2,000	15
Singapore Post Ltd.	8,400	8

		66

INFORMATION TECHNOLOGY 0.1%
Venture Corp. Ltd.	800	10

REAL ESTATE 0.1%
Croesus Retail Trust	8,100	7
Global Logistic Properties Ltd.	2,900	7
UOL Group Ltd.	2,000	12

		26

TELECOMMUNICATION SERVICES 0.3%
M1 Ltd.	5,300	7
Singapore Telecommunications Ltd.	22,900	62
StarHub Ltd.	3,500	7

		76

Total Singapore		382

SOUTH AFRICA 0.0%
MATERIALS 0.0%
Mondi PLC	396	11

Total South Africa		11

SPAIN 3.7%
CONSUMER DISCRETIONARY 0.1%
Industria de Diseno Textil S.A.	628	24
Mediaset Espana Comunicacion S.A.	616	7

		31

CONSUMER STAPLES 0.1%
Distribuidora Internacional de Alimentacion S.A.	2,207	13
Ebro Foods S.A.	328	8
Viscofan S.A.	132	8

		29

ENERGY 0.6%
Enagas S.A.	344	10
Repsol S.A.	6,856	126

		136

FINANCIALS 1.3%
Banco Bilbao Vizcaya Argentaria S.A.	4,802	43
Banco de Sabadell S.A.	3,680	8
Banco Santander S.A.	31,113	217
Bankia S.A.	1,836	9
Bankinter S.A.	721	7

CaixaBank S.A.	3,060	15
Grupo Catalana Occidente S.A.	169	7

		306

HEALTH CARE 0.1%
Grifols S.A.	420	12

INDUSTRIALS 0.3%
Abertis Infraestructuras S.A.	926	19
ACS Actividades de Construccion y Servicios S.A.	776	29
Aena S.A.	120	22
Cia de Distribucion Integral Logista Holdings S.A.	275	6
Prosegur Cia de Seguridad S.A.	1,176	9

		85

INFORMATION TECHNOLOGY 0.2%
Amadeus IT Group S.A.	628	41

MATERIALS 0.0%
Ence Energia y Celulosa S.A.	1,371	7

TELECOMMUNICATION SERVICES 0.4%
Telefonica S.A.	9,207	100

UTILITIES 0.6%
Endesa S.A.	2,989	68
Iberdrola S.A.	8,799	68

		136

Total Spain		883

SWEDEN 3.4%
CONSUMER DISCRETIONARY 0.5%
Autoliv, Inc.	204	25
Hennes & Mauritz AB ‘B’	1,977	51
Husqvarna AB ‘B’	691	7
JM AB	400	13
Nobia AB	699	7

		103

CONSUMER STAPLES 0.1%
Axfood AB	928	16
Swedish Match AB	316	11

		27

FINANCIALS 0.5%
Industrivarden AB ‘C’	288	7
Nordea Bank AB	2,212	30
Ratos AB ‘B’	1,688	8
Skandinaviska Enskilda Banken AB ‘A’	1,254	17
Svenska Handelsbanken AB ‘A’	2,992	45
Swedbank AB ‘A’	698	20

		127

INDUSTRIALS 1.1%
Alfa Laval AB	728	18
Assa Abloy AB ‘B’	631	14
Atlas Copco AB ‘A’	1,593	68
Intrum Justitia AB	215	8
Sandvik AB	2,256	39
Securitas AB ‘B’	584	10
SKF AB ‘B’	979	21
Trelleborg AB ‘B’	1,036	26
Volvo AB ‘B’	3,332	64

		268

INFORMATION TECHNOLOGY 0.5%
Telefonaktiebolaget LM Ericsson ‘B’	20,486	118

MATERIALS 0.1%
BillerudKorsnas AB	504	9
Boliden AB	228	8
Hexpol AB	692	7

		24

TELECOMMUNICATION SERVICES 0.6%
Tele2 AB ‘B’	4,230	48
Telia Co. AB	18,367	87

		135

Total Sweden		802

SWITZERLAND 6.8%
CONSUMER DISCRETIONARY 0.6%
Cie Financiere Richemont S.A.	909	83
Forbo Holding AG	8	13
Garmin Ltd.	224	12
Georg Fischer AG	16	20
Swatch Group AG	20	8
Valora Holding AG	22	8

		144

CONSUMER STAPLES 0.7%
Barry Callebaut AG	4	6
Coca-Cola HBC AG	232	8
Emmi AG	12	8
Nestle S.A.	1,719	144

		166

ENERGY 0.2%
Transocean Ltd.	3,598	39

FINANCIALS 1.7%
Baloise Holding AG	104	16
Banque Cantonale Vaudoise	9	7
Cembra Money Bank AG	192	17
Credit Suisse Group AG	1,468	23
GAM Holding AG	976	15
Julius Baer Group Ltd.	196	12
St Galler Kantonalbank AG	15	7
Swiss Life Holding AG	19	7
Swiss Re AG	1,064	96
UBS Group AG	2,679	46
Valiant Holding AG	88	9
Zurich Insurance Group AG	507	155

		410

HEALTH CARE 0.7%
Lonza Group AG	110	29
Roche Holding AG	402	103
Sonova Holding AG	96	16
Straumann Holding AG	24	16
Vifor Pharma AG	87	10

		174

INDUSTRIALS 1.0%
ABB Ltd.	4,428	109
Adecco Group AG	108	8
Bucher Industries AG	40	14
Conzzeta AG	12	13
Geberit AG	44	21
Kuehne + Nagel International AG	112	21
Panalpina Welttransport Holding AG	96	14
Schindler Holding AG	32	7
Schweiter Technologies AG	8	10
SGS S.A.	4	10

		227

INFORMATION TECHNOLOGY 0.3%
ALSO Holding AG	60	8
Logitech International S.A.	436	16
STMicroelectronics NV	468	9
TE Connectivity Ltd.	416	35

		68

MATERIALS 1.4%
Clariant AG	572	14

EMS-Chemie Holding AG	10	7
Ferrexpo PLC	6,169	24
Givaudan S.A.	8	17
Glencore PLC	50,196	230
LafargeHolcim Ltd.	285	17
Sika AG	3	22

		331

TELECOMMUNICATION SERVICES 0.1%
Swisscom AG	48	25

UTILITIES 0.1%
BKW AG	168	10

Total Switzerland		1,594

THAILAND 0.0%
CONSUMER STAPLES 0.0%
Thai Beverage PCL	14,100	9

Total Thailand		9

UNITED KINGDOM 15.9%
CONSUMER DISCRETIONARY 2.4%
Barratt Developments PLC	1,008	8
Bellway PLC	412	18
Berkeley Group Holdings PLC	205	10
Burberry Group PLC	559	13
Cineworld Group PLC	968	9
Compass Group PLC	2,922	62
Daily Mail & General Trust PLC ‘A’	859	7
Debenhams PLC	15,132	10
Dunelm Group PLC	1,024	10
Fiat Chrysler Automobiles NV (a)	4,022	72
Greggs PLC	712	12
Inchcape PLC	1,904	22
InterContinental Hotels Group PLC	204	11
ITV PLC	4,828	11
J D Wetherspoon PLC	580	10
JD Sports Fashion PLC	2,020	10
Kingfisher PLC	18,220	73
Marks & Spencer Group PLC	8,636	41
Marston’s PLC	6,104	9
N Brown Group PLC	1,647	8
Next PLC	343	24
Pearson PLC	5,915	49
Persimmon PLC	389	13
Sky PLC	1,686	21
Sports Direct International PLC	2,465	14
Taylor Wimpey PLC	4,112	11
WH Smith PLC	332	9
Whitbread PLC	168	8

		575

CONSUMER STAPLES 3.4%
Associated British Foods PLC	1,005	43
Booker Group PLC	6,196	17
British American Tobacco PLC	2,209	138
Britvic PLC	709	7
Dairy Crest Group PLC	1,048	9
Diageo PLC	5,267	173
Imperial Brands PLC	976	42
J Sainsbury PLC	13,917	44
Reckitt Benckiser Group PLC	652	60
Tate & Lyle PLC	1,428	12
Tesco PLC (a)	8,454	21
Unilever NV	1,930	114
Unilever PLC	1,234	72
Wm Morrison Supermarkets PLC	17,108	54

		806

ENERGY 0.9%
Amec Foster Wheeler PLC	2,304	16
BP PLC	24,847	159
Hunting PLC (a)	1,604	10
Premier Oil PLC	11,508	10
Subsea 7 S.A.	1,200	20

		215

FINANCIALS 3.8%
3i Group PLC	1,260	15
Admiral Group PLC	584	14
Aviva PLC	3,154	22
Barclays PLC	50,448	131
Direct Line Insurance Group PLC	8,631	42
esure Group PLC	1,905	7
HSBC Holdings PLC	14,616	145
IG Group Holdings PLC	2,168	19
Jardine Lloyd Thompson Group PLC	437	7
Jupiter Fund Management PLC	1,952	14
Lancashire Holdings Ltd.	912	8
Legal & General Group PLC	4,612	16
Lloyds Banking Group PLC	71,773	65
London Stock Exchange Group PLC	404	21
Man Group PLC	8,672	20
Novae Group PLC	730	7
Old Mutual PLC	5,427	14
Prudential PLC	2,474	59
Royal Bank of Scotland Group PLC (a)	7,409	27
RSA Insurance Group PLC	1,988	17
Saga PLC	3,088	8
Schroders PLC	388	17
St James’s Place PLC	944	15
Standard Chartered PLC (a)	15,000	149
Standard Life Aberdeen PLC	5,072	29

		888

HEALTH CARE 0.8%
GlaxoSmithKline PLC	8,769	175
Smith & Nephew PLC	900	16

		191

INDUSTRIALS 2.1%
Aggreko PLC	1,150	15
Ashtead Group PLC	556	13
Babcock International Group PLC	764	9
BAE Systems PLC	5,401	46
Balfour Beatty PLC	3,904	14
Bunzl PLC	230	7
Capita PLC	960	7
Carillion PLC	9,263	6
CNH Industrial NV	2,153	26
easyJet PLC	1,043	17
Experian PLC	951	19
Fenner PLC	1,485	7
Firstgroup PLC (a)	5,368	8
G4S PLC	2,148	8
Galliford Try PLC	448	8
Hays PLC	6,676	17
HomeServe PLC	864	10
Howden Joinery Group PLC	1,584	9
IMI PLC	468	8
International Consolidated Airlines Group S.A.	1,783	14
Intertek Group PLC	107	7
Meggitt PLC	1,428	10
Mitie Group PLC	2,296	8
Pagegroup PLC	1,260	8
QinetiQ Group PLC	4,204	14
RELX NV	996	21
RELX PLC	1,111	24
Rentokil Initial PLC	4,800	19
Rolls-Royce Holdings PLC	1,614	19
Royal Mail PLC	5,580	29
Senior PLC	2,276	8
SIG PLC	4,060	10
Spirax-Sarco Engineering PLC	236	18
Stagecoach Group PLC	3,097	7
Travis Perkins PLC	876	17
Vesuvius PLC	1,584	13

		500

INFORMATION TECHNOLOGY 0.3%
Laird PLC	3,780	7
Micro Focus International PLC	304	10
Moneysupermarket.com Group PLC	1,944	8
Renishaw PLC	136	9
Sage Group PLC	2,104	20

Spectris PLC	223	7
Worldpay Group PLC	1,281	7

		68

MATERIALS 0.7%
Anglo American PLC	1,307	23
Croda International PLC	176	9
Essentra PLC	1,168	9
Johnson Matthey PLC	248	11
Rio Tinto Ltd.	1,284	67
Rio Tinto PLC	750	35
Synthomer PLC	1,304	9
Victrex PLC	300	10

		173

TELECOMMUNICATION SERVICES 0.7%
BT Group PLC	1,831	7
TalkTalk Telecom Group PLC	3,116	9
Vodafone Group PLC	50,091	140

		156

UTILITIES 0.8%
Centrica PLC	9,875	25
Drax Group PLC	1,996	8
National Grid PLC	4,366	54
Pennon Group PLC	904	10
Severn Trent PLC	352	10
SSE PLC	3,151	59
United Utilities Group PLC	672	8

		174

Total United Kingdom		3,746

UNITED STATES 0.1%
CONSUMER DISCRETIONARY 0.1%
Samsonite International S.A.	3,600	15

Total United States		15

Total Common Stocks (Cost $22,182)		22,732

PREFERRED STOCKS 0.8%
GERMANY 0.8%
INDUSTRIALS 0.8%
Draegerwerk AG & Co. KGaA	84	9
Fuchs Petrolub SE	360	21
Henkel AG & Co. KGaA	92	13
Volkswagen AG	860	141

		184

Total Preferred Stocks (Cost $170)		184

REAL ESTATE INVESTMENT TRUSTS 2.2%
AUSTRALIA 0.2%
FINANCIALS 0.0%
GPT Group	1,751	7

REAL ESTATE 0.2%
GDI Property Group	7,781	7
Goodman Group	1,992	13
Scentre Group	5,136	15

		35

Total Australia		42

BELGIUM 0.1%
REAL ESTATE 0.1%
Befimmo S.A.	148	9

Cofinimmo S.A.	120	16

		25

Total Belgium		25

CANADA 0.4%
REAL ESTATE 0.4%
Allied Properties Real Estate Investment Trust	344	11
Artis Real Estate Investment Trust	1,088	12
Cominar Real Estate Investment Trust	1,220	13
Dream Global Real Estate Investment Trust	758	7
Dream Office Real Estate Investment Trust	604	10
Granite Real Estate Investment Trust	256	10
H&R Real Estate Investment Trust	404	7
OneREIT	2,024	7
RioCan Real Estate Investment Trust	360	7

		84

Total Canada		84

FRANCE 0.0%
REAL ESTATE 0.0%
Mercialys S.A.	340	7

Total France		7

HONG KONG 0.1%
REAL ESTATE 0.1%
Link REIT	2,000	16

Total Hong Kong		16

ITALY 0.0%
REAL ESTATE 0.0%
Beni Stabili SpA SIIQ	10,252	9

Total Italy		9

JAPAN 0.6%
REAL ESTATE 0.6%
Advance Residence Investment Corp.	4	10
Aeon REIT Investment Corp.	7	7
Daiwa Office Investment Corp.	2	10
Frontier Real Estate Investment Corp.	2	0
Fukuoka REIT Corp.	5	7
GLP J-Reit	8	8
Heiwa Real Estate REIT, Inc.	9	7
Industrial & Infrastructure Fund Investment Corp.	1	4
Japan Excellent, Inc.	6	7
Japan Hotel REIT Investment Corp.	11	7
Japan Logistics Fund, Inc.	4	8
Kenedix Office Investment Corp.	1	6
Mori Hills REIT Investment Corp.	6	7
Mori Trust Sogo Reit, Inc.	5	8
Nippon Accommodations Fund, Inc.	2	8
Nippon Prologis REIT, Inc.	4	8
Premier Investment Corp.	8	8
Sekisui House Residential Investment Corp.	7	7
Tokyu REIT, Inc.	6	7

		134

Total Japan		134

NETHERLANDS 0.0%
REAL ESTATE 0.0%
NSI NV	182	7

Total Netherlands		7

SINGAPORE 0.2%
REAL ESTATE 0.2%
Ascendas Hospitality Trust	11,400	7

CDL Hospitality Trusts	5,900	7
ESR-REIT	20,400	8
Mapletree Commercial Trust	6,000	7
Mapletree Logistics Trust	7,900	7
Viva Industrial Trust	12,800	9

		45

Total Singapore		45

SPAIN 0.0%
REAL ESTATE 0.0%
Inmobiliaria Colonial Socimi S.A.	697	7

Total Spain		7

UNITED KINGDOM 0.6%
FINANCIALS 0.0%
Hammerson PLC	1,392	10

REAL ESTATE 0.6%
British Land Co. PLC	1,496	12
Derwent London PLC	344	13
Great Portland Estates PLC	1,036	8
Hansteen Holdings PLC	5,848	11
Land Securities Group PLC	2,312	30
Redefine International PLC	15,584	8
Segro PLC	3,584	26
Shaftesbury PLC	1,228	17
UNITE Group PLC	1,568	14

		139

Total United Kingdom		149

Total Real Estate Investment Trusts (Cost $533)		525

Total Investments in Securities (Cost $22,885)		23,441

Total Investments 99.2% (Cost $22,885)		$23,441
Other Assets and Liabilities, net 0.8%		178

Net Assets 100.0%		$23,619

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Security did not produce income within the last twelve months.

(b)	Restricted Securities:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Cogeco, Inc.	09/29/2017	$7	$7	0.03%
Constellation Software, Inc.	08/31/2017	17	17	0.07
Great-West Lifeco, Inc.	08/31/2017	9	9	0.04
Martinrea International, Inc.	08/31/2017	8	8	0.03

		$41	$41	0.17%

(c)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
SSB	10/2017	HKD	372		$47	$0	$0
	10/2017		$180	JPY	20,327	0	0
	10/2017		33	SGD	45	0	0

Total Forward Foreign Currency Contracts						$0	$0

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Investments in Securities, at Value
Common Stocks
Australia
Consumer Discretionary	$7	$48	$0	$55
Consumer Staples	7	178	0	185
Energy	0	87	0	87
Financials	7	228	0	235
Health Care	7	94	0	101
Industrials	0	75	0	75
Information Technology	0	13	0	13
Materials	14	327	0	341
Real Estate	0	8	0	8
Telecommunication Services	0	62	0	62
Utilities	0	18	0	18
Austria
Energy	0	49	0	49
Financials	0	44	0	44
Industrials	7	23	0	30
Materials	7	0	0	7
Real Estate	16	0	0	16
Belgium
Consumer Staples	0	88	0	88
Energy	8	0	0	8
Financials	7	39	0	46
Industrials	0	7	0	7
Materials	0	25	0	25
Telecommunication Services	0	11	0	11
Utilities	7	0	0	7
Canada
Consumer Discretionary	308	0	0	308
Consumer Staples	114	0	0	114
Energy	167	0	0	167
Financials	431	0	0	431
Industrials	221	0	0	221
Information Technology	30	0	0	30
Materials	252	0	0	252
Telecommunication Services	48	0	0	48
Utilities	51	0	0	51
Denmark
Consumer Discretionary	0	7	0	7
Consumer Staples	12	12	0	24
Financials	14	34	0	48
Health Care	7	126	0	133
Industrials	0	148	0	148
Materials	0	19	0	19
Telecommunication Services	0	22	0	22
Utilities	0	7	0	7
Finland
Consumer Discretionary	0	8	0	8
Consumer Staples	0	8	0	8
Energy	7	0	0	7
Financials	0	28	0	28
Health Care	0	15	0	15
Industrials	38	33	0	71
Materials	7	31	0	38
Telecommunication Services	0	20	0	20
Utilities	0	16	0	16
France
Consumer Discretionary	0	300	0	300
Consumer Staples	0	66	0	66
Energy	0	11	0	11
Financials	7	221	0	228
Health Care	0	109	0	109
Industrials	7	377	0	384
Information Technology	15	37	0	52
Materials	7	9	0	16
Real Estate	0	17	0	17
Telecommunication Services	0	35	0	35
Utilities	0	246	0	246
Germany
Consumer Discretionary	0	135	0	135
Consumer Staples	7	9	0	16
Financials	7	274	0	281
Health Care	0	125	0	125
Industrials	7	186	0	193
Information Technology	0	109	0	109
Materials	0	224	0	224
Real Estate	19	28	0	47
Telecommunication Services	0	25	0	25
Utilities	0	272	0	272
Hong Kong
Consumer Discretionary	25	61	0	86
Consumer Staples	7	51	0	58
Financials	7	19	0	26
Health Care	0	13	0	13
Industrials	8	54	0	62
Information Technology	0	41	0	41
Materials	8	0	0	8
Real Estate	0	91	0	91
Telecommunication Services	10	6	0	16
Utilities	0	89	0	89
Ireland
Consumer Discretionary	8	0	0	8
Consumer Staples	8	0	0	8
Health Care	77	13	0	90
Industrials	16	23	0	39
Materials	17	15	0	32
Israel
Financials	7	54	0	61
Industrials	0	7	0	7
Information Technology	22	7	0	29
Materials	8	7	0	15
Telecommunication Services	13	0	0	13
Italy
Consumer Discretionary	0	66	0	66
Consumer Staples	0	15	0	15
Energy	0	158	0	158
Financials	0	338	0	338
Health Care	0	9	0	9
Industrials	15	37	0	52
Telecommunication Services	0	39	0	39
Utilities	20	180	0	200
Japan
Consumer Discretionary	132	1,156	0	1,288
Consumer Staples	91	361	0	452
Energy	0	174	0	174
Financials	27	283	0	310
Health Care	30	252	0	282
Industrials	32	1,156	0	1,188
Information Technology	77	687	0	764
Materials	45	638	0	683
Real Estate	9	41	0	50
Telecommunication Services	0	201	0	201
Utilities	7	181	0	188
Liechtenstein
Financials	7	0	0	7
Luxembourg
Consumer Discretionary	0	14	0	14
Materials	0	88	0	88
Macau
Consumer Discretionary	0	45	0	45
Netherlands
Consumer Staples	17	57	0	74
Energy	8	180	0	188
Financials	7	241	0	248
Health Care	8	0	0	8
Industrials	17	74	0	91
Information Technology	28	80	0	108
Materials	0	61	0	61
Telecommunication Services	15	7	0	22
New Zealand
Consumer Discretionary	0	6	0	6
Health Care	0	9	0	9
Industrials	7	0	0	7
Materials	0	8	0	8
Real Estate	7	0	0	7
Telecommunication Services	0	16	0	16
Utilities	14	7	0	21
Norway
Consumer Staples	0	8	0	8
Energy	8	125	0	133
Financials	21	18	0	39
Industrials	8	0	0	8
Materials	0	24	0	24
Telecommunication Services	0	46	0	46
Portugal
Consumer Staples	0	18	0	18
Financials	0	9	0	9
Industrials	0	7	0	7
Materials	0	7	0	7
Utilities	0	64	0	64
Singapore
Consumer Discretionary	0	20	0	20
Consumer Staples	8	18	0	26
Energy	0	9	0	9
Financials	0	142	0	142
Health Care	7	0	0	7
Industrials	0	66	0	66
Information Technology	0	10	0	10
Real Estate	7	19	0	26
Telecommunication Services	14	62	0	76
South Africa
Materials	0	11	0	11
Spain
Consumer Discretionary	7	24	0	31
Consumer Staples	8	21	0	29
Energy	0	136	0	136
Financials	7	299	0	306
Health Care	0	12	0	12
Industrials	0	85	0	85
Information Technology	0	41	0	41
Materials	7	0	0	7
Telecommunication Services	0	100	0	100
Utilities	0	136	0	136
Sweden
Consumer Discretionary	25	78	0	103
Consumer Staples	0	27	0	27
Financials	0	127	0	127
Industrials	8	260	0	268
Information Technology	0	118	0	118
Materials	0	24	0	24
Telecommunication Services	0	135	0	135
Switzerland
Consumer Discretionary	20	124	0	144
Consumer Staples	0	166	0	166
Energy	39	0	0	39
Financials	16	394	0	410
Health Care	0	174	0	174
Industrials	0	227	0	227
Information Technology	35	33	0	68
Materials	24	307	0	331
Telecommunication Services	0	25	0	25
Utilities	0	10	0	10
Thailand
Consumer Staples	0	9	0	9
United Kingdom
Consumer Discretionary	74	501	0	575
Consumer Staples	54	752	0	806
Energy	0	215	0	215
Financials	37	851	0	888
Health Care	0	191	0	191
Industrials	55	445	0	500
Information Technology	14	54	0	68
Materials	0	173	0	173
Telecommunication Services	9	147	0	156
Utilities	0	174	0	174
United States
Consumer Discretionary	0	15	0	15
Preferred Stocks
Germany
Industrials	0	184	0	184
Real Estate Investment Trusts
Australia
Financials	0	7	0	7
Real Estate	7	28	0	35

Belgium
Real Estate	9	16	0	25
Canada
Real Estate	84	0	0	84
France
Real Estate	7	0	0	7
Hong Kong
Real Estate	0	16	0	16
Italy
Real Estate	9	0	0	9
Japan
Real Estate	102	32	0	134
Netherlands
Real Estate	7	0	0	7
Singapore
Real Estate	36	9	0	45
Spain
Real Estate	0	7	0	7
United Kingdom
Financials	10	0	0	10
Real Estate	75	64	0	139

Total Investments	$3,596	$19,845	$0	$23,441

There were no significant transfers among Levels 1, 2, or 3 during the period ended September 30, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF

September 30, 2017 (Unaudited)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 99.5%
COMMON STOCKS 95.1%
BERMUDA 0.1%
FINANCIALS 0.1%
XL Group Ltd.	644	$26

Total Bermuda		26

IRELAND 0.3%
CONSUMER DISCRETIONARY 0.0%
Adient PLC	76	6

INFORMATION TECHNOLOGY 0.3%
Accenture PLC ‘A’	620	84

Total Ireland		90

SINGAPORE 0.3%
INFORMATION TECHNOLOGY 0.3%
Broadcom Ltd.	293	71

Total Singapore		71

SWITZERLAND 0.1%
FINANCIALS 0.1%
Chubb Ltd.	237	34

Total Switzerland		34

UNITED STATES 94.3%
CONSUMER DISCRETIONARY 16.8%
Aaron’s, Inc.	237	10
Abercrombie & Fitch Co. ‘A’	590	9
Adtalem Global Education, Inc.	286	10
Advance Auto Parts, Inc.	30	3
AMC Networks, Inc. ‘A’ (a)	72	4
American Eagle Outfitters, Inc.	2,175	31
Aramark	149	6
Asbury Automotive Group, Inc. (a)	129	8
Ascena Retail Group, Inc. (a)	1,643	4
AutoNation, Inc. (a)	169	8
AutoZone, Inc. (a)	37	22
Barnes & Noble, Inc.	730	6
Bed Bath & Beyond, Inc.	1,938	45
Best Buy Co., Inc.	915	52
Big Lots, Inc.	184	10
BJ’s Restaurants, Inc. (a)	82	3
Bloomin’ Brands, Inc.	205	4
Bob Evans Farms, Inc.	216	17
BorgWarner, Inc.	153	8
Bright Horizons Family Solutions, Inc. (a)	48	4
Brinker International, Inc.	734	23
Buckle, Inc.	419	7
Burlington Stores, Inc. (a)	33	3
Cable One, Inc.	8	6
Caesars Entertainment Corp. (a)	255	3
Caleres, Inc.	180	6
Capella Education Co.	37	3
CarMax, Inc. (a)	133	10
Carnival Corp.	205	13
Carter’s, Inc.	212	21
Cato Corp. ‘A’	230	3
CBS Corp. NVDR ‘B’	807	47
Charter Communications, Inc. ‘A’ (a)	139	51
Cheesecake Factory, Inc.	248	10
Chico’s FAS, Inc.	1,185	11
Children’s Place, Inc.	53	6

Chipotle Mexican Grill, Inc. (a)	41	13
Choice Hotels International, Inc.	83	5
Churchill Downs, Inc.	25	5
Cinemark Holdings, Inc.	210	8
Columbia Sportswear Co.	43	3
Comcast Corp. ‘A’	5,321	205
Cooper Tire & Rubber Co.	441	16
Cooper-Standard Holding, Inc. (a)	51	6
Core-Mark Holding Co., Inc.	167	5
Cracker Barrel Old Country Store, Inc.	76	12
Crocs, Inc. (a)	324	3
Dana, Inc.	808	23
Darden Restaurants, Inc.	301	24
Deckers Outdoor Corp. (a)	115	8
Dick’s Sporting Goods, Inc.	78	2
Dillard’s, Inc. ‘A’	133	7
DineEquity, Inc.	140	6
Dollar General Corp.	827	67
Domino’s Pizza, Inc.	115	23
Dorman Products, Inc. (a)	85	6
DSW Inc. ‘A’	906	19
Dunkin’ Brands Group, Inc.	83	4
Expedia, Inc.	88	13
Express, Inc. (a)	1,502	10
Extended Stay America, Inc.	398	8
Finish Line, Inc. ‘A’	433	5
Foot Locker, Inc.	319	11
Ford Motor Co.	8,544	102
Fossil Group, Inc. (a)	706	7
G-III Apparel Group Ltd. (a)	210	6
GameStop Corp. ‘A’	654	14
Gannett Co., Inc.	592	5
Gap, Inc.	2,228	66
General Motors Co.	3,314	134
Genesco, Inc. (a)	213	6
Gentex Corp.	453	9
Genuine Parts Co.	71	7
GNC Holdings, Inc. ‘A’	1,531	14
Graham Holdings Co. ‘B’	15	9
Grand Canyon Education, Inc. (a)	36	3
Group 1 Automotive, Inc.	134	10
Guess?, Inc.	653	11
H&R Block, Inc.	677	18
Hanesbrands, Inc.	484	12
Harley-Davidson, Inc.	409	20
Hasbro, Inc.	145	14
Hibbett Sports, Inc. (a)	398	6
Hilton Worldwide Holdings, Inc.	137	10
Home Depot, Inc.	2,126	348
Houghton Mifflin Harcourt Co. (a)	636	8
HSN, Inc.	291	11
Interpublic Group of Cos., Inc.	571	12
Jack in the Box, Inc.	112	11
KB Home	226	5
Kohl’s Corp.	1,002	46
L Brands, Inc.	432	18
La-Z-Boy, Inc.	294	8
Las Vegas Sands Corp.	502	32
Lear Corp.	80	14
Leggett & Platt, Inc.	260	12
Lennar Corp. ‘A’	150	8
Liberty Broadband Corp. ‘C’ (a)	141	13
Liberty Interactive Corp. QVC Group ‘A’ (a)	935	22
Liberty Ventures (a)	64	4
Live Nation Entertainment, Inc. (a)	101	4
Lowe’s Cos., Inc.	1,580	126
Lumber Liquidators Holdings, Inc. (a)	128	5
Macy’s, Inc.	2,608	57
Madison Square Garden Co. ‘A’ (a)	18	4
Marriott International, Inc. ‘A’	387	43
Marriott Vacations Worldwide Corp.	54	7
Mattel, Inc.	535	8
McDonald’s Corp.	2,103	330
MDC Holdings, Inc.	155	5
MGM Resorts International	374	12
Michaels Cos., Inc. (a)	116	2
Modine Manufacturing Co. (a)	157	3
Mohawk Industries, Inc. (a)	45	11
Monro, Inc.	56	3
Movado Group, Inc.	83	2
Murphy USA, Inc. (a)	305	21
Netflix, Inc. (a)	316	57
News Corp. ‘A’	1,167	15
NIKE, Inc. ‘B’	1,414	73

Nordstrom, Inc.	825	39
Norwegian Cruise Line Holdings Ltd. (a)	133	7
NVR, Inc. (a)	10	29
O’Reilly Automotive, Inc. (a)	168	36
Office Depot, Inc.	2,654	12
Omnicom Group, Inc.	561	42
Penn National Gaming, Inc. (a)	198	5
Penske Automotive Group, Inc.	83	4
Pier 1 Imports, Inc.	1,209	5
Pinnacle Entertainment, Inc. (a)	212	5
Polaris Industries, Inc.	156	16
Pool Corp.	44	5
Priceline Group, Inc. (a)	51	93
PulteGroup, Inc.	201	5
Ralph Lauren Corp.	182	16
Regal Entertainment Group ‘A’	277	4
Rent-A-Center, Inc.	536	6
Ross Stores, Inc.	310	20
Royal Caribbean Cruises Ltd.	123	15
Sally Beauty Holdings, Inc. (a)	867	17
Scholastic Corp.	94	4
Scripps Networks Interactive, Inc. ‘A’	150	13
SeaWorld Entertainment, Inc.	616	8
Select Comfort Corp. (a)	132	4
Service Corp. International	204	7
ServiceMaster Global Holdings, Inc. (a)	179	8
Signet Jewelers Ltd.	36	2
Sirius XM Holdings, Inc.	969	5
Six Flags Entertainment Corp.	281	17
Skechers U.S.A., Inc. ‘A’ (a)	98	2
Sonic Automotive, Inc. ‘A’	198	4
Starbucks Corp.	751	40
Steven Madden Ltd. (a)	167	7
Strayer Education, Inc.	37	3
Sturm Ruger & Co., Inc.	117	6
Target Corp.	5,069	299
TEGNA, Inc.	126	2
Tempur Sealy International, Inc. (a)	49	3
Tenneco, Inc.	127	8
Tesla, Inc. (a)	98	33
Thor Industries, Inc.	142	18
Tiffany & Co.	86	8
Time Warner, Inc.	701	72
Time, Inc.	595	8
TJX Cos., Inc.	1,111	82
Toll Brothers, Inc.	114	5
Tractor Supply Co.	227	14
Tribune Media Co. ‘A’	168	7
Tupperware Brands Corp.	198	12
Twenty-First Century Fox, Inc. ‘A’	3,026	80
Urban Outfitters, Inc. (a)	676	16
Vail Resorts, Inc.	51	12
VF Corp.	641	41
Viacom, Inc. ‘B’	3,442	96
Vista Outdoor, Inc. (a)	160	4
Visteon Corp. (a)	147	18
Walt Disney Co.	1,083	107
Weight Watchers International, Inc. (a)	162	7
Wendy’s Co.	1,331	21
Williams-Sonoma, Inc.	225	11
Wyndham Worldwide Corp.	357	38
Wynn Resorts Ltd.	57	8
Yum! Brands, Inc.	592	44
Zumiez, Inc. (a)	301	5

		4,437

CONSUMER STAPLES 11.7%
Altria Group, Inc.	2,261	143
Andersons, Inc.	73	3
Archer-Daniels-Midland Co.	1,962	83
B&G Foods, Inc.	88	3
Boston Beer Co., Inc. ‘A’ (a)	34	5
Brown-Forman Corp. ‘B’	608	33
Bunge Ltd.	1,031	72
Cal-Maine Foods, Inc. (a)	204	8
Campbell Soup Co.	285	13
Casey’s General Stores, Inc.	103	11
Church & Dwight Co., Inc.	355	17
Clorox Co.	138	18
Coca-Cola Co.	6,576	296
Colgate-Palmolive Co.	1,151	84
Conagra Brands, Inc.	385	13
Constellation Brands, Inc. ‘A’	37	7
Costco Wholesale Corp.	555	91

Coty, Inc. ‘A’	364	6
CVS Health Corp.	4,252	346
Dr Pepper Snapple Group, Inc.	351	31
Edgewell Personal Care Co. (a)	117	9
Estee Lauder Cos., Inc. ‘A’	446	48
Flowers Foods, Inc.	621	12
Fresh Del Monte Produce, Inc.	170	8
General Mills, Inc.	724	38
Hain Celestial Group, Inc. (a)	76	3
Herbalife Ltd. (a)	176	12
Hershey Co.	176	19
Hormel Foods Corp.	179	6
Ingredion, Inc.	60	7
J&J Snack Foods Corp.	33	4
JM Smucker Co.	108	11
Kellogg Co.	249	16
Kimberly-Clark Corp.	373	44
Kroger Co.	3,701	74
Lamb Weston Holdings, Inc.	198	9
Lancaster Colony Corp.	69	8
McCormick & Co., Inc.	88	9
Mondelez International, Inc. ‘A’	2,348	95
Nu Skin Enterprises, Inc. ‘A’	354	22
PepsiCo, Inc.	2,291	255
Performance Food Group Co. (a)	236	7
Philip Morris International, Inc.	3,298	366
Pinnacle Foods, Inc.	221	13
Procter & Gamble Co.	2,067	188
Sanderson Farms, Inc.	184	30
SpartanNash Co.	128	3
Spectrum Brands Holdings, Inc.	34	4
Sprouts Farmers Market, Inc. (a)	225	4
Sysco Corp.	467	25
TreeHouse Foods, Inc. (a)	98	7
Tyson Foods, Inc. ‘A’	319	23
United Natural Foods, Inc. (a)	308	13
Universal Corp.	124	7
Vector Group Ltd.	374	8
Wal-Mart Stores, Inc.	5,097	398

		3,088

ENERGY 6.2%
Andeavor	457	47
Archrock, Inc.	331	4
Atwood Oceanics, Inc. (a)	956	9
Bristow Group, Inc.	576	5
Chevron Corp.	2,065	243
ConocoPhillips	3,887	194
CONSOL Energy, Inc. (a)	439	7
Denbury Resources, Inc. (a)	3,722	5
Diamond Offshore Drilling, Inc. (a)	545	8
Dril-Quip, Inc. (a)	127	6
Exterran Corp. (a)	145	5
Exxon Mobil Corp.	2,717	223
First Solar, Inc. (a)	160	7
Green Plains, Inc.	266	5
Hess Corp.	1,250	59
HollyFrontier Corp.	2,467	89
Marathon Oil Corp.	3,612	49
Marathon Petroleum Corp.	1,947	109
McDermott International, Inc. (a)	1,227	9
Murphy Oil Corp.	853	23
Nabors Industries Ltd.	1,344	11
National Oilwell Varco, Inc.	1,438	51
Newpark Resources, Inc. (a)	425	4
Oceaneering International, Inc.	318	8
Oil States International, Inc. (a)	296	7
ONEOK, Inc.	231	13
Patterson-UTI Energy, Inc.	479	10
PBF Energy, Inc. ‘A’	457	13
Peabody Energy Corp. (a)	342	10
Phillips 66	1,571	144
QEP Resources, Inc. (a)	254	2
Renewable Energy Group, Inc. (a)	222	3
REX American Resources Corp. (a)	40	4
Rowan Cos. PLC ‘A’ (a)	1,009	13
SEACOR Holdings, Inc. (a)	86	4
Superior Energy Services, Inc. (a)	1,222	13
Unit Corp. (a)	187	4
Valero Energy Corp.	2,296	177
Whiting Petroleum Corp. (a)	2,101	11
World Fuel Services Corp.	411	14

		1,622

FINANCIALS 12.2%
Affiliated Managers Group, Inc.	106	20
Aflac, Inc.	419	34
Alleghany Corp. (a)	14	8
Allstate Corp.	1,287	118
Ally Financial, Inc.	1,982	48
Ambac Financial Group, Inc. (a)	194	3
American Equity Investment Life Holding Co.	260	8
American Express Co.	531	48
American Financial Group, Inc.	110	11
American International Group, Inc.	2,865	176
Ameriprise Financial, Inc.	108	16
Arthur J Gallagher & Co.	100	6
Associated Banc-Corp	112	3
Assurant, Inc.	132	13
Bank of America Corp.	7,156	181
Bank of New York Mellon Corp.	702	37
BB&T Corp.	581	27
Berkshire Hathaway, Inc. ‘B’ (a)	1,412	259
Brown & Brown, Inc.	172	8
Capitol Federal Financial, Inc.	282	4
CBOE Holdings, Inc.	229	25
Charles Schwab Corp.	861	38
Cincinnati Financial Corp.	117	9
CIT Group, Inc.	97	5
Citigroup, Inc.	1,978	144
Citizens Financial Group, Inc.	363	14
CME Group, Inc.	428	58
CNO Financial Group, Inc.	416	10
Comerica, Inc.	126	10
Cullen/Frost Bankers, Inc.	44	4
Donnelley Financial Solutions, Inc. (a)	152	3
E*TRADE Financial Corp. (a)	205	9
East West Bancorp, Inc.	107	6
Essent Group Ltd. (a)	62	3
EZCORP, Inc. ‘A’ (a)	311	3
FactSet Research Systems, Inc.	33	6
Federated Investors, Inc. ‘B’	220	7
Fifth Third Bancorp	534	15
First American Financial Corp.	340	17
First Republic Bank	118	12
FirstCash, Inc.	56	4
FNF Group	326	16
FNFV Group (a)	235	4
Franklin Resources, Inc.	984	44
Genworth Financial, Inc. ‘A’ (a)	3,109	12
Goldman Sachs Group, Inc.	253	60
Hancock Holding Co.	63	3
Hanover Insurance Group, Inc.	148	14
Hartford Financial Services Group, Inc.	935	52
Huntington Bancshares, Inc.	781	11
Intercontinental Exchange, Inc.	618	42
JPMorgan Chase & Co.	2,542	243
Kemper Corp.	131	7
KeyCorp	788	15
Legg Mason, Inc.	290	11
Leucadia National Corp.	230	6
Lincoln National Corp.	160	12
Loews Corp.	592	28
LPL Financial Holdings, Inc.	401	21
M&T Bank Corp.	100	16
Markel Corp. (a)	7	8
Marsh & McLennan Cos., Inc.	717	60
MBIA, Inc. (a)	985	9
Mercury General Corp.	85	5
MetLife, Inc.	605	31
MGIC Investment Corp. (a)	545	7
Moody’s Corp.	240	33
Morgan Stanley	1,013	49
Morningstar, Inc.	46	4
MSCI, Inc.	160	19
Nasdaq, Inc.	54	4
Navient Corp.	1,088	16
Navigators Group, Inc.	43	3
Northern Trust Corp.	155	14
Northwest Bancshares, Inc.	295	5
Ocwen Financial Corp. (a)	916	3
PHH Corp. (a)	268	4
PNC Financial Services Group, Inc.	346	47
PRA Group, Inc. (a)	121	3
Primerica, Inc.	33	3

Principal Financial Group, Inc.	204	13
ProAssurance Corp.	84	5
Progressive Corp.	887	43
Prudential Financial, Inc.	310	33
Radian Group, Inc.	160	3
Raymond James Financial, Inc.	97	8
Regions Financial Corp.	865	13
Reinsurance Group of America, Inc.	46	6
RLI Corp.	91	5
S&P Global, Inc.	326	51
Santander Consumer USA Holdings, Inc. (a)	355	5
SEI Investments Co.	290	18
SLM Corp. (a)	321	4
State Street Corp.	256	24
Stewart Information Services Corp.	83	3
SunTrust Banks, Inc.	347	21
SVB Financial Group (a)	39	7
Synovus Financial Corp.	85	4
T Rowe Price Group, Inc.	553	50
TD Ameritrade Holding Corp.	194	9
Texas Capital Bancshares, Inc. (a)	37	3
Torchmark Corp.	78	6
Total System Services, Inc.	304	20
Travelers Cos., Inc.	1,227	150
U.S. Bancorp	1,152	62
Unum Group	163	8
Voya Financial, Inc.	678	27
Waddell & Reed Financial, Inc. ‘A’	674	14
Webster Financial Corp.	68	4
Wells Fargo & Co.	3,254	179
Western Alliance Bancorp (a)	73	4
White Mountains Insurance Group Ltd.	13	11
Wintrust Financial Corp.	41	3
World Acceptance Corp. (a)	68	6
WR Berkley Corp.	156	10
Zions Bancorporation	149	7

		3,213

HEALTH CARE 8.0%
Abbott Laboratories	1,243	66
Aetna, Inc.	238	38
Agilent Technologies, Inc.	233	15
Alere, Inc. (a)	179	9
Alexion Pharmaceuticals, Inc. (a)	154	22
Align Technology, Inc. (a)	54	10
AmerisourceBergen Corp.	78	6
Analogic Corp.	36	3
Anthem, Inc.	723	137
Baxter International, Inc.	627	39
Becton Dickinson and Co.	102	20
Bio-Rad Laboratories, Inc. ‘A’ (a)	45	10
Biogen, Inc. (a)	119	37
Brookdale Senior Living, Inc. (a)	430	5
Bruker Corp.	145	4
Cardinal Health, Inc.	702	47
Catalent, Inc. (a)	168	7
Celgene Corp. (a)	566	83
Centene Corp. (a)	120	12
Chemed Corp.	69	14
Cigna Corp.	294	55
Community Health Systems, Inc. (a)	1,114	9
Cooper Cos., Inc.	76	18
CR Bard, Inc.	88	28
Danaher Corp.	252	22
DaVita, Inc. (a)	118	7
DENTSPLY SIRONA, Inc.	185	11
Express Scripts Holding Co. (a)	2,929	185
Gilead Sciences, Inc.	1,662	135
Haemonetics Corp. (a)	118	5
HealthSouth Corp.	89	4
Henry Schein, Inc. (a)	102	8
Hill-Rom Holdings, Inc.	49	4
Humana, Inc.	247	60
Illumina, Inc. (a)	36	7
Integra LifeSciences Holdings Corp. (a)	112	6
Intuitive Surgical, Inc. (a)	35	37
Invacare Corp.	195	3
Johnson & Johnson	3,237	421
Kindred Healthcare, Inc.	928	6
Laboratory Corp. of America Holdings (a)	51	8
LifePoint Health, Inc. (a)	204	12
Magellan Health, Inc. (a)	106	9

Masimo Corp. (a)	70	6
MEDNAX, Inc. (a)	226	10
Mettler-Toledo International, Inc. (a)	40	25
Myriad Genetics, Inc. (a)	615	22
Owens & Minor, Inc.	494	14
PAREXEL International Corp. (a)	81	7
Patterson Cos., Inc.	237	9
PDL BioPharma, Inc. (a)	1,239	4
PharMerica Corp. (a)	152	4
PRA Health Sciences, Inc. (a)	37	3
Premier, Inc. ‘A’ (a)	83	3
Quest Diagnostics, Inc.	220	21
Quintiles IMS Holdings, Inc. (a)	110	10
Regeneron Pharmaceuticals, Inc. (a)	59	26
ResMed, Inc.	336	26
Select Medical Holdings Corp. (a)	391	7
Stryker Corp.	111	16
Teleflex, Inc.	39	9
Tenet Healthcare Corp. (a)	697	11
United Therapeutics Corp. (a)	108	13
UnitedHealth Group, Inc.	684	134
Valeant Pharmaceuticals International, Inc. (a)	899	13
Varian Medical Systems, Inc. (a)	57	6
Vertex Pharmaceuticals, Inc. (a)	188	29
VWR Corp. (a)	143	5
WellCare Health Plans, Inc. (a)	33	6
Zoetis, Inc.	418	27

		2,110

INDUSTRIALS 12.9%
3M Co.	1,433	301
AAR Corp.	100	4
ABM Industries, Inc.	156	7
ACCO Brands Corp. (a)	271	3
Actuant Corp. ‘A’	270	7
Aegion Corp. (a)	140	3
AGCO Corp.	161	12
Air Lease Corp.	72	3
Aircastle Ltd.	148	3
Alaska Air Group, Inc.	131	10
Allegiant Travel Co.	28	4
Allison Transmission Holdings, Inc.	345	13
AMERCO	17	6
American Airlines Group, Inc.	1,043	50
AMETEK, Inc.	164	11
AO Smith Corp.	137	8
Applied Industrial Technologies, Inc.	142	9
ArcBest Corp.	172	6
Atlas Air Worldwide Holdings, Inc. (a)	120	8
Avis Budget Group, Inc. (a)	640	24
Boeing Co.	946	241
Briggs & Stratton Corp.	122	3
Brink’s Co.	36	3
BWX Technologies, Inc.	270	15
Caterpillar, Inc.	425	53
CH Robinson Worldwide, Inc.	423	32
Cintas Corp.	222	32
Copart, Inc. (a)	540	19
Covanta Holding Corp.	367	5
Crane Co.	121	10
CSX Corp.	630	34
Cummins, Inc.	414	70
Curtiss-Wright Corp.	71	7
Deere & Co.	1,604	201
Delta Air Lines, Inc.	189	9
Deluxe Corp.	96	7
Donaldson Co., Inc.	268	12
Emerson Electric Co.	1,273	80
ESCO Technologies, Inc.	45	3
Essendant, Inc.	210	3
Esterline Technologies Corp. (a)	56	5
Expeditors International of Washington, Inc.	486	29
Fastenal Co.	342	16
Federal Signal Corp.	182	4
FedEx Corp.	178	40
Flowserve Corp.	72	3
Fluor Corp.	590	25
Fortive Corp.	222	16
Franklin Electric Co., Inc.	73	3
GATX Corp.	157	10
Generac Holdings, Inc. (a)	178	8
General Cable Corp.	229	4
General Dynamics Corp.	522	107
Graco, Inc.	102	13

Greenbrier Cos., Inc.	209	10
H&E Equipment Services, Inc.	220	6
Harsco Corp. (a)	320	7
Hawaiian Holdings, Inc. (a)	88	3
HD Supply Holdings, Inc. (a)	120	4
Healthcare Services Group, Inc.	196	11
HEICO Corp.	48	4
Herc Holdings, Inc. (a)	94	5
Herman Miller, Inc.	127	5
Hertz Global Holdings, Inc. (a)	822	18
Hexcel Corp.	209	12
Hillenbrand, Inc.	104	4
HNI Corp.	114	5
Hub Group, Inc. ‘A’ (a)	158	7
Hubbell, Inc.	21	2
Huntington Ingalls Industries, Inc.	92	21
Hyster-Yale Materials Handling, Inc.	41	3
IDEX Corp.	157	19
Illinois Tool Works, Inc.	404	60
Ingersoll-Rand PLC	183	16
Insperity, Inc.	72	6
Interface, Inc.	160	4
ITT, Inc.	168	7
Jacobs Engineering Group, Inc.	266	16
JB Hunt Transport Services, Inc.	213	24
JetBlue Airways Corp. (a)	243	5
Kaman Corp.	74	4
KAR Auction Services, Inc.	201	10
KBR, Inc.	1,275	23
Knight-Swift Transportation Holdings, Inc. (a)	244	10
Landstar System, Inc.	208	21
Lennox International, Inc.	72	13
Lincoln Electric Holdings, Inc.	182	17
Lindsay Corp.	41	4
Lockheed Martin Corp.	536	166
LSC Communications, Inc.	183	3
Macquarie Infrastructure Corp.	129	9
ManpowerGroup, Inc.	214	25
Masonite International Corp. (a)	46	3
Moog, Inc. ‘A’ (a)	61	5
MRC Global, Inc. (a)	423	7
MSC Industrial Direct Co., Inc. ‘A’	237	18
Mueller Industries, Inc.	106	4
Nordson Corp.	65	8
Norfolk Southern Corp.	209	28
Northrop Grumman Corp.	555	160
NOW, Inc. (a)	580	8
Old Dominion Freight Line, Inc.	114	13
Orbital ATK, Inc.	43	6
Oshkosh Corp.	85	7
Owens Corning	80	6
Parker-Hannifin Corp.	304	53
Pitney Bowes, Inc.	1,030	14
Quad/Graphics, Inc.	176	4
Quanta Services, Inc. (a)	516	19
Raytheon Co.	413	77
Regal Beloit Corp.	34	3
Republic Services, Inc.	324	21
Robert Half International, Inc.	320	16
Rockwell Automation, Inc.	213	38
Rockwell Collins, Inc.	325	43
Rollins, Inc.	191	9
Roper Technologies, Inc.	71	17
RR Donnelley & Sons Co.	701	7
Rush Enterprises, Inc. ‘A’ (a)	143	7
Ryder System, Inc.	119	10
Sensata Technologies Holding NV (a)	128	6
SkyWest, Inc.	209	9
Southwest Airlines Co.	151	8
Spirit AeroSystems Holdings, Inc. ‘A’	293	23
SPX FLOW, Inc. (a)	113	4
Steelcase, Inc. ‘A’	518	8
Stericycle, Inc. (a)	98	7
Teledyne Technologies, Inc. (a)	76	12
Terex Corp.	399	18
Textainer Group Holdings Ltd. (a)	177	3
Textron, Inc.	173	9
Timken Co.	308	15
Toro Co.	281	17
TransDigm Group, Inc.	24	6
TransUnion (a)	129	6
Trinity Industries, Inc.	334	11
Triumph Group, Inc.	215	6
TrueBlue, Inc. (a)	141	3

Tutor Perini Corp. (a)	204	6
United Parcel Service, Inc. ‘B’	823	99
United Rentals, Inc. (a)	190	26
United Technologies Corp.	710	82
Verisk Analytics, Inc. (a)	94	8
Viad Corp.	55	3
Wabash National Corp.	334	8
WABCO Holdings, Inc. (a)	118	18
Wabtec Corp.	124	9
Waste Management, Inc.	597	47
Watsco, Inc.	74	12
Welbilt, Inc. (a)	279	6
Werner Enterprises, Inc.	194	7
WESCO International, Inc. (a)	223	13
West Corp.	143	3
WW Grainger, Inc.	192	35
XPO Logistics, Inc. (a)	88	6
Xylem, Inc.	239	15

		3,388

INFORMATION TECHNOLOGY 16.5%
Activision Blizzard, Inc.	511	33
Adobe Systems, Inc. (a)	356	53
ADTRAN, Inc.	216	5
Alliance Data Systems Corp.	47	10
Amdocs Ltd.	135	9
Amphenol Corp. ‘A’	220	19
Analog Devices, Inc.	262	23
Anixter International, Inc. (a)	75	6
ANSYS, Inc. (a)	130	16
Apple, Inc.	4,142	638
Applied Materials, Inc.	772	40
Arista Networks, Inc. (a)	35	7
Arrow Electronics, Inc. (a)	302	24
Aspen Technology, Inc. (a)	95	6
Autodesk, Inc. (a)	164	18
Automatic Data Processing, Inc.	300	33
Avnet, Inc.	605	24
Benchmark Electronics, Inc. (a)	178	6
Booz Allen Hamilton Holding Corp.	416	16
Broadridge Financial Solutions, Inc.	143	12
Brocade Communications Systems, Inc.	308	4
CACI International, Inc. ‘A’ (a)	79	11
Cadence Design Systems, Inc. (a)	351	14
CDK Global, Inc.	99	6
CDW Corp.	156	10
Cirrus Logic, Inc. (a)	50	3
Cognex Corp.	62	7
Cognizant Technology Solutions Corp. ‘A’	423	31
Coherent, Inc. (a)	30	7
Convergys Corp.	364	9
CoreLogic, Inc. (a)	62	3
Corning, Inc.	2,393	72
CoStar Group, Inc. (a)	24	6
Cree, Inc. (a)	382	11
CSG Systems International, Inc.	114	5
CSRA, Inc.	283	9
Diebold Nixdorf, Inc.	123	3
Dolby Laboratories, Inc. ‘A’	101	6
DST Systems, Inc.	123	7
eBay, Inc. (a)	822	32
Electronic Arts, Inc. (a)	309	36
Entegris, Inc. (a)	105	3
EPAM Systems, Inc. (a)	37	3
ePlus, Inc. (a)	42	4
Euronet Worldwide, Inc. (a)	38	4
F5 Networks, Inc. (a)	78	9
Facebook, Inc. ‘A’ (a)	1,697	290
Fair Isaac Corp.	32	5
Fidelity National Information Services, Inc.	239	22
First Data Corp. ‘A’ (a)	268	5
Fiserv, Inc. (a)	333	43
FLIR Systems, Inc.	382	15
Gartner, Inc. (a)	66	8
Genpact Ltd.	627	18
Harris Corp.	87	11
HP, Inc.	4,395	88
Insight Enterprises, Inc. (a)	126	6
Integrated Device Technology, Inc. (a)	165	4
InterActiveCorp (a)	55	6
International Business Machines Corp.	3,298	478
Intuit, Inc.	350	50
IPG Photonics Corp. (a)	44	8
j2 Global, Inc.	47	3

Jabil, Inc.	506	14
Jack Henry & Associates, Inc.	149	15
Juniper Networks, Inc.	931	26
Keysight Technologies, Inc. (a)	138	6
KLA-Tencor Corp.	309	33
Lam Research Corp.	115	21
Leidos Holdings, Inc.	312	18
Littelfuse, Inc.	17	3
Manhattan Associates, Inc. (a)	99	4
ManTech International Corp. ‘A’	92	4
Mastercard, Inc. ‘A’	1,128	159
Methode Electronics, Inc.	62	3
Microchip Technology, Inc.	161	14
Micron Technology, Inc. (a)	755	30
Microsemi Corp. (a)	86	4
Microsoft Corp.	4,671	348
MKS Instruments, Inc.	40	4
Motorola Solutions, Inc.	888	75
National Instruments Corp.	89	4
Nuance Communications, Inc. (a)	213	3
NVIDIA Corp.	386	69
ON Semiconductor Corp. (a)	311	6
Oracle Corp.	2,182	106
Paychex, Inc.	358	21
PayPal Holdings, Inc. (a)	816	52
Plantronics, Inc.	102	5
Plexus Corp. (a)	113	6
PTC, Inc. (a)	86	5
Qorvo, Inc. (a)	286	20
QUALCOMM, Inc.	2,759	143
Red Hat, Inc. (a)	132	15
salesforce.com, Inc. (a)	511	48
Sanmina Corp. (a)	406	15
Seagate Technology PLC	2,172	72
Skyworks Solutions, Inc.	203	21
SS&C Technologies Holdings, Inc.	130	5
Symantec Corp.	1,417	47
SYNNEX Corp.	13	2
Synopsys, Inc. (a)	112	9
Syntel, Inc.	144	3
Take-Two Interactive Software, Inc. (a)	79	8
Tech Data Corp. (a)	152	14
Teradata Corp. (a)	296	10
Teradyne, Inc.	336	13
Texas Instruments, Inc.	958	86
Trimble, Inc. (a)	189	7
VeriSign, Inc. (a)	145	15
Versum Materials, Inc.	193	8
Visa, Inc. ‘A’	2,273	239
Vishay Intertechnology, Inc.	610	11
VMware, Inc. ‘A’ (a)	38	4
Western Digital Corp.	205	18
Western Union Co.	1,068	21
Xerox Corp.	748	25
Xilinx, Inc.	401	28
Zebra Technologies Corp. ‘A’ (a)	39	4
Zillow Group, Inc. ‘C’ (a)	120	5

		4,347

MATERIALS 5.2%
AdvanSix, Inc. (a)	148	6
Albemarle Corp.	80	11
Alcoa Corp.	687	32
Allegheny Technologies, Inc.	699	17
AptarGroup, Inc.	173	15
Avery Dennison Corp.	116	11
Ball Corp.	170	7
Bemis Co., Inc.	176	8
Berry Global Group, Inc. (a)	97	6
Boise Cascade Co. (a)	214	7
Carpenter Technology Corp.	176	8
Celanese Corp. ‘A’	100	10
Century Aluminum Co. (a)	256	4
CF Industries Holdings, Inc.	725	26
Chemours Co.	138	7
Clearwater Paper Corp. (a)	69	3
Cleveland-Cliffs, Inc. (a)	2,541	18
Commercial Metals Co.	650	12
Compass Minerals International, Inc.	160	10
Crown Holdings, Inc. (a)	217	13
Domtar Corp.	286	12
DowDuPont, Inc.	4,000	277

Eagle Materials, Inc.	60	6
Eastman Chemical Co.	97	9
FMC Corp.	100	9
Freeport-McMoRan, Inc. (a)	3,925	55
GCP Applied Technologies, Inc. (a)	129	4
Huntsman Corp.	148	4
Innophos Holdings, Inc.	63	3
Innospec, Inc.	51	3
International Flavors & Fragrances, Inc.	88	13
International Paper Co.	297	17
Kaiser Aluminum Corp.	68	7
Louisiana-Pacific Corp. (a)	108	3
LyondellBasell Industries NV ‘A’	2,083	206
Masco Corp.	243	10
Monsanto Co.	1,175	141
Mosaic Co.	1,642	35
NewMarket Corp.	26	11
Olin Corp.	123	4
Owens-Illinois, Inc. (a)	182	5
Packaging Corp. of America	195	22
PolyOne Corp.	199	8
PPG Industries, Inc.	328	36
Praxair, Inc.	496	69
Reliance Steel & Aluminum Co.	178	14
Royal Gold, Inc.	49	4
RPM International, Inc.	205	11
Schnitzer Steel Industries, Inc. ‘A’	250	7
Scotts Miracle-Gro Co.	102	10
Sealed Air Corp.	249	11
Sensient Technologies Corp.	85	7
Sherwin-Williams Co.	90	32
Silgan Holdings, Inc.	322	10
Sonoco Products Co.	349	18
Steel Dynamics, Inc.	170	6
TimkenSteel Corp. (a)	249	4
Trinseo S.A.	62	4
Tronox Ltd. ‘A’	287	6
Valvoline, Inc.	260	6
WestRock Co.	179	10
Worthington Industries, Inc.	93	4
WR Grace & Co.	67	5

		1,369

REAL ESTATE 0.1%
CBRE Group, Inc. ‘A’ (a)	225	9
Jones Lang LaSalle, Inc.	34	4
Realogy Holdings Corp.	101	3
St. Joe Co. (a)	183	3

		19

TELECOMMUNICATION SERVICES 2.8%
AT&T, Inc.	4,812	188
CenturyLink, Inc.	2,563	48
Frontier Communications Corp.	968	11
Iridium Communications, Inc. (a)	370	4
T-Mobile US, Inc. (a)	211	13
Telephone & Data Systems, Inc.	308	9
Verizon Communications, Inc.	9,349	463
Windstream Holdings, Inc.	2,872	5

		741

UTILITIES 1.9%
AES Corp.	2,595	29
ALLETE, Inc.	38	3
Ameren Corp.	175	10
American Electric Power Co., Inc.	357	25
Atmos Energy Corp.	76	6
Avista Corp.	47	3
Calpine Corp. (a)	920	14
CenterPoint Energy, Inc.	303	9
CMS Energy Corp.	203	9
DTE Energy Co.	129	14
Dynegy, Inc. (a)	635	6
Entergy Corp.	333	25
Eversource Energy	229	14
Exelon Corp.	2,436	92
FirstEnergy Corp.	1,114	34
Great Plains Energy, Inc.	156	5
MDU Resources Group, Inc.	469	12
New Jersey Resources Corp.	64	3
NextEra Energy, Inc.	339	50
NRG Energy, Inc.	826	21

OGE Energy Corp.	145	5
ONE Gas, Inc.	39	3
PG&E Corp.	371	25
Pinnacle West Capital Corp.	81	7
PNM Resources, Inc.	59	2
PPL Corp.	752	29
Public Service Enterprise Group, Inc.	366	17
Spire, Inc.	111	8
Vectren Corp.	62	4
Westar Energy, Inc.	113	6
WGL Holdings, Inc.	38	3
Xcel Energy, Inc.	367	17

		510

Total United States		24,844

Total Common Stocks (Cost $24,479)		25,065

REAL ESTATE INVESTMENT TRUSTS 4.4%
UNITED STATES 4.4%
FINANCIALS 0.7%
AGNC Investment Corp.	1,240	27
Annaly Capital Management, Inc.	1,827	22
Anworth Mortgage Asset Corp.	566	3
Apollo Commercial Real Estate Finance, Inc.	214	4
Blackstone Mortgage Trust, Inc. ‘A’	224	7
Capstead Mortgage Corp.	434	4
Chimera Investment Corp.	821	16
Crown Castle International Corp.	96	10
CYS Investments, Inc.	832	7
Invesco Mortgage Capital, Inc.	522	9
Ladder Capital Corp.	242	3
MFA Financial, Inc.	1,325	12
MTGE Investment Corp.	125	2
New Residential Investment Corp.	810	14
New York Mortgage Trust, Inc.	462	3
PennyMac Mortgage Investment Trust	270	5
Redwood Trust, Inc.	194	3
Starwood Property Trust, Inc.	527	11
Two Harbors Investment Corp.	1,809	18

		180

REAL ESTATE 3.7%
Acadia Realty Trust	115	3
Alexandria Real Estate Equities, Inc.	95	11
American Assets Trust, Inc.	60	2
American Campus Communities, Inc.	194	9
American Homes 4 Rent ‘A’	208	5
American Tower Corp.	388	53
Apartment Investment & Management Co. ‘A’	186	8
Ashford Hospitality Trust, Inc.	393	3
AvalonBay Communities, Inc.	56	10
Boston Properties, Inc.	89	11
Brandywine Realty Trust	392	7
Brixmor Property Group, Inc.	692	13
Camden Property Trust	137	13
CBL & Associates Properties, Inc.	963	8
Columbia Property Trust, Inc.	341	7
CoreCivic, Inc.	449	12
Corporate Office Properties Trust	177	6
Cousins Properties, Inc.	312	3
CubeSmart	200	5
CyrusOne, Inc.	111	7
DCT Industrial Trust, Inc.	101	6
DDR Corp.	1,065	10
Digital Realty Trust, Inc.	248	29
Douglas Emmett, Inc.	176	7
Duke Realty Corp.	448	13
EastGroup Properties, Inc.	48	4
Education Realty Trust, Inc.	89	3
Empire State Realty Trust, Inc. ‘A’	179	4
EPR Properties	86	6
Equinix, Inc.	85	38
Equity Commonwealth (a)	285	9
Equity LifeStyle Properties, Inc.	60	5
Equity Residential	213	14
Essex Property Trust, Inc.	72	18
Extra Space Storage, Inc.	105	8
Federal Realty Investment Trust	73	9

First Industrial Realty Trust, Inc.	112	3
Franklin Street Properties Corp.	303	3
Gaming and Leisure Properties, Inc.	376	14
GEO Group, Inc.	125	3
GGP, Inc.	403	8
Government Properties Income Trust	241	5
Gramercy Property Trust	194	6
HCP, Inc.	391	11
Healthcare Realty Trust, Inc.	158	5
Healthcare Trust of America, Inc. ‘A’	178	5
Highwoods Properties, Inc.	143	7
Host Hotels & Resorts, Inc.	531	10
Hudson Pacific Properties, Inc.	114	4
Iron Mountain, Inc.	614	24
Kilroy Realty Corp.	114	8
Kimco Realty Corp.	321	6
Kite Realty Group Trust	216	4
Lamar Advertising Co. ‘A’	184	13
Lexington Realty Trust	479	5
Liberty Property Trust	277	11
Life Storage, Inc.	60	5
Macerich Co.	111	6
Mack-Cali Realty Corp.	235	6
Medical Properties Trust, Inc.	432	6
Mid-America Apartment Communities, Inc.	185	20
National Health Investors, Inc.	39	3
National Retail Properties, Inc.	204	8
New Senior Investment Group, Inc.	420	4
Omega Healthcare Investors, Inc.	315	10
Outfront Media, Inc.	392	10
Paramount Group, Inc.	478	8
Piedmont Office Realty Trust, Inc. ‘A’	427	9
Prologis, Inc.	257	16
PS Business Parks, Inc.	41	5
Public Storage	122	26
Quality Care Properties, Inc. (a)	508	8
Ramco-Gershenson Properties Trust	280	4
Rayonier, Inc.	289	8
Realty Income Corp.	109	6
Regency Centers Corp.	111	7
Retail Opportunity Investments Corp.	191	4
Retail Properties of America, Inc. ‘A’	665	9
Ryman Hospitality Properties, Inc.	103	6
Sabra Health Care REIT, Inc.	129	3
SBA Communications Corp. (a)	125	18
Select Income REIT	154	4
Senior Housing Properties Trust	598	12
Simon Property Group, Inc.	351	56
SL Green Realty Corp.	68	7
Spirit Realty Capital, Inc.	1,261	11
STORE Capital Corp.	205	5
Sun Communities, Inc.	59	5
Sunstone Hotel Investors, Inc.	523	8
Tanger Factory Outlet Centers, Inc.	273	7
Taubman Centers, Inc.	100	5
UDR, Inc.	298	11
Ventas, Inc.	214	14
VEREIT, Inc.	778	6
Vornado Realty Trust	101	8
Washington Prime Group, Inc.	1,189	10
Washington Real Estate Investment Trust	126	4
Weingarten Realty Investors	217	7
Welltower, Inc.	243	17
WP Carey, Inc.	166	11
Xenia Hotels & Resorts, Inc.	368	8

		965

Total Real Estate Investment Trusts (Cost $1,148)		1,145

Total Investments in Securities (Cost $25,627)		26,210

Total Investments 99.5% (Cost $25,627)		$26,210
Other Assets and Liabilities, net 0.5%		137

Net Assets 100.0%		$26,347

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Security did not produce income within the last twelve months.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Investments in Securities, at Value
Common Stocks
Bermuda
Financials	$26	$0	$0	$26
Ireland
Consumer Discretionary	6	0	0	6
Information Technology	84	0	0	84
Singapore
Information Technology	71	0	0	71
Switzerland
Financials	34	0	0	34
United States
Consumer Discretionary	4,437	0	0	4,437
Consumer Staples	3,088	0	0	3,088
Energy	1,622	0	0	1,622
Financials	3,213	0	0	3,213
Health Care	2,110	0	0	2,110
Industrials	3,388	0	0	3,388
Information Technology	4,347	0	0	4,347
Materials	1,369	0	0	1,369
Real Estate	19	0	0	19
Telecommunication Services	741	0	0	741
Utilities	510	0	0	510
Real Estate Investment Trusts
United States
Financials	180	0	0	180
Real Estate	965	0	0	965

Total Investments	$26,210	$0	$0	$26,210

There were no significant transfers among Levels 1, 2, or 3 during the period ended September 30, 2017.

See Accompanying Notes

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The price of a Fund’s shares is based on the Fund’s net asset value (“NAV”). The NAV of a Fund, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to that Fund or class, by the total number of shares outstanding of that Fund or class.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. Each Fund reserves the right to change the time as of which its respective NAV is calculated if the Fund closes earlier, or as permitted by the U.S. Securities and Exchange Commission (the “SEC”).

For purposes of calculating a NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Funds’ approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (the “Adviser”) to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services. A Fund’s investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, a Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the Adviser the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Valuation Oversight Committee of the Board (“Valuation Oversight Committee”), generally based on recommendations provided by the Adviser. The Adviser may consult with the Sub-Adviser or Parametric in providing such recommendations or otherwise with respect to valuation of the PIMCO Dividend and Income Fund’s portfolio securities or other assets. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When a Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold. The Funds’ use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in each Fund’s prospectus.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

•	Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

•	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Equity-linked securities are valued by referencing the last reported sale or settlement price of the linked referenced equity on the day of valuation. Foreign exchange adjustments are applied to the last reported price to convert the linked equity’s trading currency to the contract’s settling currency. These investments are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate (“OIS”), London Interbank Offered Rate (“LIBOR”) forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

2. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Funds’ tax positions for all open tax years. As of September 30, 2017, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

As of September 30, 2017, the aggregate cost and the net unrealized appreciation (depreciation) of investments for Federal income tax purposes are as follows (amounts in thousands†):

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation) (1)
PIMCO Dividend and Income Fund	$319,958	$42,344	$(10,417)	$31,927
PIMCO EqS® Long/Short Fund	451,299	23,769	(8,601)	15,168
PIMCO RAE Fundamental Emerging Markets Fund	1,350,801	426,939	(19,514)	407,425
PIMCO RAE Fundamental Global Fund	347,756	70,291	0	70,291
PIMCO RAE Fundamental Global ex-US Fund	76,154	10,492	0	10,492
PIMCO RAE Fundamental International Fund	412,309	92,961	(5,190)	87,771
PIMCO RAE Fundamental US Fund	479,456	155,104	(12,950)	142,154
PIMCO RAE Fundamental US Small Fund	90,492	25,764	(4,750)	21,014
PIMCO REALPATH® Blend 2020 Fund	10,975	716	(22)	694
PIMCO REALPATH® Blend 2025 Fund	9,960	690	(21)	669
PIMCO REALPATH® Blend 2030 Fund	15,287	1,474	(22)	1,452
PIMCO REALPATH® Blend 2035 Fund	19,111	1,686	(23)	1,663
PIMCO REALPATH® Blend 2040 Fund	27,998	1,811	(15)	1,796
PIMCO REALPATH® Blend 2045 Fund	38,771	2,292	(17)	2,275
PIMCO REALPATH® Blend 2050 Fund	46,416	2,797	(20)	2,777
PIMCO REALPATH® Blend 2055 Fund	8,412	772	(11)	761
PIMCO REALPATH® Blend Income Fund	6,938	451	(18)	433
PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	22,781	456	(869)	(413)
PIMCO RAFI Dynamic Multi-Factor International Equity ETF	22,886	767	(212)	555
PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF	25,655	762	(207)	555

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Primary differences, if any, between book and tax net unrealized appreciation (depreciation) are attributable to wash sale loss deferrals for Federal income tax purposes.

3. INVESTMENTS IN AFFILIATES

The PIMCO RAE Fundamental Global and PIMCO RAE Fundamental Global ex-US Funds may invest in Institutional Class shares of the Underlying PIMCO Funds and may also invest in other affiliated funds, and unaffiliated funds, which may or may not be registered under the Act (together with the Underlying Funds, “Acquired Funds”). The Underlying Funds are considered to be affiliated with the PIMCO RAE Fundamental Global and PIMCO RAE Fundamental Global ex-US Funds. The table below shows the transactions in and earnings from investments in the Underlying Funds for the period ended September 30, 2017 (amounts in thousands†):

PIMCO RAE Fundamental Global Fund

Underlying PIMCO Funds	Market Value 06/30/2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2017	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO RAE Fundamental Emerging Markets Fund	$52,176	$0	$(7,369)	$1,153	$3,005	$48,965	$0	$0
PIMCO RAE Fundamental International Fund	203,628	312	(10,785)	990	13,341	207,486	0	0
PIMCO RAE Fundamental U.S. Fund	158,436	4,733	(8,406)	396	6,437	161,596	0	0
Totals	$414,240	$5,045	$(26,560)	$2,539	$22,783	$418,047	$0	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions paid is determined at the end of the fiscal year of the affiliated fund.

PIMCO RAE Fundamental Global ex-US Fund

Underlying PIMCO Funds	Market Value 06/30/2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2017	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO RAE Fundamental Emerging Markets Fund	$16,414	$36	$(1,255)	$150	$1,203	$16,548	$0	$0
PIMCO RAE Fundamental International Fund	64,060	1,379	(75)	3	4,731	70,098	0	0
Totals	$80,474	$1,415	$(1,330)	$153	$5,934	$86,646	$0	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions paid is determined at the end of the fiscal year of the affiliated fund.

The PIMCO REALPATH® Blend Funds seek to achieve its investment objective by investing under normal circumstances substantially all of its assets in Institutional Class or Class M shares of any funds of the Trust and PIMCO Funds, and in other affiliated funds, including funds of PIMCO ETF Trust, except funds of funds (“Underlying PIMCO Funds”), and unaffiliated funds that are registered under the Act (collectively, “Acquired Funds”). The Underlying PIMCO Funds are considered to be affiliated with the Funds. Each Fund may invest in the PIMCO Short-Term Floating NAV Portfolio III and PIMCO Short-Term Floating NAV Portfolio IV (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Funds. The tables below show the Funds’ transactions in and earnings from investments in Underlying PIMCO Funds or Central Funds for the period ended September 30, 2017 (amounts in thousands†):

PIMCO REALPATH® Blend 2020 Fund

Underlying PIMCO Funds	Market Value 06/30/2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2017	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO Emerging Local Bond Fund	$239	$17	$0	$0	$5	$261	$4	$0
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	482	56	(20)	0	5	523	2	0
PIMCO High Yield Fund	478	64	(30)	0	3	515	6	0
PIMCO Income Fund	1,262	177	(80)	0	5	1,364	17	0
PIMCO Long Duration Total Return Fund	350	45	(22)	(2)	5	376	3	0
PIMCO Long-Term Credit Fund	351	34	(11)	0	3	377	4	0
PIMCO Real Return Asset Fund	706	105	(59)	0	10	762	2	0
PIMCO Real Return Fund	776	111	(50)	0	5	842	3	0
PIMCO Short-Term Floating NAV Portfolio III	352	702	(600)	0	0	454	2	0
PIMCO Total Return Fund	778	107	(50)	0	5	840	5	0
Totals	$5,774	$1,418	$(922)	$(2)	$46	$6,314	$48	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions paid is determined at the end of the fiscal year of the affiliated fund.

PIMCO REALPATH® Blend 2025 Fund

Underlying PIMCO Funds	Market Value 06/30/2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2017	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO Emerging Local Bond Fund	$195	$16	$0	$0	$4	$215	$3	$0
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	215	12	0	0	2	229	1	0
PIMCO High Yield Fund	398	17	0	0	3	418	5	0
PIMCO Income Fund	903	65	0	0	4	972	13	0
PIMCO Long Duration Total Return Fund	369	29	0	0	3	401	3	0
PIMCO Long-Term Credit Fund	369	30	0	0	3	402	5	0
PIMCO Real Return Asset Fund	735	50	0	0	11	796	2	0
PIMCO Real Return Fund	356	27	0	0	2	385	1	0
PIMCO Short-Term Floating NAV Portfolio III	502	2	0	0	0	504	2	0
PIMCO Total Return Fund	506	36	0	0	4	546	3	0
Totals	$4,548	$284	$0	$0	$36	$4,868	$38	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions paid is determined at the end of the fiscal year of the affiliated fund.

PIMCO REALPATH® Blend 2030 Fund

Underlying PIMCO Funds	Market Value 06/30/2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2017	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO Emerging Local Bond Fund	$320	$5	$0	$0	$6	$331	$5	$0
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	179	1	0	0	2	182	1	0
PIMCO High Yield Fund	636	26	0	0	5	667	8	0
PIMCO Income Fund	1,256	51	0	0	9	1,316	17	0
PIMCO Long Duration Total Return Fund	486	4	0	0	4	494	4	0
PIMCO Long-Term Credit Fund	486	6	0	0	5	497	6	0
PIMCO Real Return Asset Fund	948	38	0	0	13	999	3	0
PIMCO Real Return Fund	285	20	0	0	2	307	1	0
PIMCO Short-Term Floating NAV Portfolio III	812	103	0	0	0	915	3	0
PIMCO Total Return Fund	614	22	0	0	6	642	4	0
Totals	$6,022	$276	$0	$0	$52	$6,350	$52	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year of the affiliated fund.

PIMCO REALPATH® Blend 2035 Fund

Underlying PIMCO Funds	Market Value 06/30/2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2017	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO Emerging Local Bond Fund	$404	$6	$0	$0	$8	$418	$6	$0
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	178	0	0	0	2	180	1	0
PIMCO High Yield Fund	802	10	0	0	6	818	10	0
PIMCO Income Fund	1,370	61	(34)	0	10	1,407	19	0
PIMCO Long Duration Total Return Fund	463	4	0	0	4	471	4	0
PIMCO Long-Term Credit Fund	463	5	0	0	5	473	5	0
PIMCO Real Return Asset Fund	706	32	(27)	0	10	721	2	0
PIMCO Real Return Fund	282	1	0	0	2	285	1	0
PIMCO Short-Term Floating NAV Portfolio III	1,008	704	(700)	0	0	1,012	4	0
PIMCO Total Return Fund	586	4	0	0	5	595	4	0
Totals	$6,262	$827	$(761)	$0	$52	$6,380	$56	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions paid is determined at the end of the fiscal year of the affiliated fund.

PIMCO REALPATH® Blend 2040 Fund

Underlying PIMCO Funds	Market Value 06/30/2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2017	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO Emerging Local Bond Fund	$520	$9	$0	$0	$10	$539	$8	$0
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	244	0	0	0	3	247	1	0
PIMCO High Yield Fund	1,034	12	0	0	7	1,053	13	0
PIMCO Income Fund	1,619	23	(43)	0	11	1,610	22	0
PIMCO Long Duration Total Return Fund	520	4	0	0	5	529	5	0
PIMCO Long-Term Credit Fund	520	5	0	0	6	531	6	0
PIMCO Real Return Asset Fund	716	2	0	0	10	728	2	0
PIMCO Real Return Fund	380	2	0	0	2	384	1	0
PIMCO Short-Term Floating NAV Portfolio III	1,407	1,806	(1,700)	0	0	1,513	6	0
PIMCO Total Return Fund	579	4	0	0	5	588	3	0
Totals	$7,539	$1,867	$(1,743)	$0	$59	$7,722	$67	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions paid is determined at the end of the fiscal year of the affiliated fund.

PIMCO REALPATH® Blend 2045 Fund

Underlying PIMCO Funds	Market Value 06/30/2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2017	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO Emerging Local Bond Fund	$579	$9	$0	$0	$12	$600	$9	$0
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	285	0	0	0	3	288	1	0
PIMCO High Yield Fund	1,150	62	0	0	8	1,220	14	0
PIMCO Income Fund	1,622	71	0	0	12	1,705	22	0
PIMCO Long Duration Total Return Fund	474	5	0	0	4	483	4	0
PIMCO Long-Term Credit Fund	474	6	0	0	5	485	6	0
PIMCO Real Return Asset Fund	821	50	0	0	11	882	2	0
PIMCO Real Return Fund	454	1	0	0	3	458	2	0
PIMCO Short-Term Floating NAV Portfolio III	2,508	209	0	0	0	2,717	9	0
PIMCO Total Return Fund	466	3	0	0	4	473	3	0
Totals	$8,833	$416	$0	$0	$62	$9,311	$72	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions paid is determined at the end of the fiscal year of the affiliated fund.

PIMCO REALPATH® Blend 2050 Fund

Underlying PIMCO Funds	Market Value 06/30/2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2017	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO Emerging Local Bond Fund	$644	$10	$0	$0	$13	$667	$10	$0
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	316	2	0	0	3	321	1	0
PIMCO High Yield Fund	1,280	81	0	0	9	1,370	16	0
PIMCO Income Fund	1,697	73	0	0	13	1,783	23	0
PIMCO Long Duration Total Return Fund	465	4	0	0	4	473	4	0
PIMCO Long-Term Credit Fund	465	6	0	0	5	476	6	0
PIMCO Real Return Asset Fund	893	53	0	0	12	958	3	0
PIMCO Real Return Fund	516	2	0	0	3	521	2	0
PIMCO Short-Term Floating NAV Portfolio III	3,110	1,111	(800)	0	0	3,421	11	0
PIMCO Total Return Fund	411	2	0	0	4	417	3	0
Totals	$9,797	$1,344	$(800)	$0	$66	$10,407	$79	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions paid is determined at the end of the fiscal year of the affiliated fund.

PIMCO REALPATH® Blend 2055 Fund

Underlying PIMCO Funds	Market Value 06/30/2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2017	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO Emerging Local Bond Fund	$110	$12	$0	$0	$2	$124	$2	$0
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	54	9	0	0	1	64	0	0
PIMCO High Yield Fund	228	28	0	0	1	257	3	0
PIMCO Income Fund	308	28	0	0	2	338	4	0
PIMCO Long Duration Total Return Fund	80	9	0	0	1	90	1	0
PIMCO Long-Term Credit Fund	80	9	0	0	1	90	1	0
PIMCO Real Return Asset Fund	163	11	0	0	2	176	1	0
PIMCO Real Return Fund	88	9	0	0	1	98	0	0
PIMCO Short-Term Floating NAV Portfolio III	503	603	(500)	0	0	606	2	0
PIMCO Total Return Fund	70	10	0	0	1	81	0	0
Totals	$1,684	$728	$(500)	$0	$12	$1,924	$14	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions paid is determined at the end of the fiscal year of the affiliated fund.

PIMCO REALPATH® Blend Income Fund

Underlying PIMCO Funds	Market Value 06/30/2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2017	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO Emerging Local Bond Fund	$192	$11	$(22)	$1	$4	$186	$3	$0
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	476	45	(60)	(1)	6	466	1	0
PIMCO High Yield Fund	390	32	(41)	0	2	383	5	0
PIMCO Income Fund	1,050	111	(138)	1	3	1,027	14	0
PIMCO Long Duration Total Return Fund	186	13	(25)	(2)	3	175	2	0
PIMCO Long-Term Credit Fund	184	13	(21)	0	1	177	2	0
PIMCO Real Return Asset Fund	398	39	(49)	0	6	394	1	0
PIMCO Real Return Fund	763	72	(92)	0	5	748	2	0
PIMCO Short-Term Floating NAV Portfolio III	109	801	(800)	0	0	110	1	0
PIMCO Total Return Fund	655	68	(87)	(3)	5	638	4	0
Totals	$4,403	$1,205	$(1,335)	$(4)	$35	$4,304	$35	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions paid is determined at the end of the fiscal year of the affiliated fund.

Each Fund may invest in the PIMCO Short-Term Floating NAV Portfolio III and the PIMCO Short-Term Floating NAV Portfolio IV (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Funds. The table below shows the Funds’ transactions in and earnings from investments in an affiliated Fund for the period ended September 30, 2017 (amounts in thousands†):

Investments in PIMCO Short-Term Floating NAV Portfolio III

Fund Name	Market Value 06/30/2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2017	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO Dividend and Income Fund	$2,789	$7,303	$(9,900)	$0	$0	$192	$3	$0
PIMCO EqS® Long/Short Fund	166,968	98,443	(123,500)	(7)	(9)	141,895	543	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions paid is determined at the end of the fiscal year of the affiliated fund.

GLOSSARY: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	FOB	Credit Suisse Securities (USA) LLC	PAR	Banque Paribas, London
BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	RBC	Royal Bank of Canada
BOS	Banc of America Securities LLC	GSC	Goldman Sachs & Co.	RYL	Royal Bank of Scotland Group PLC
BPS	BNP Paribas S.A.	GST	Goldman Sachs International	SBI	Citigroup Global Markets Ltd.
CBK	Citibank N.A.	HUS	HSBC Bank USA N.A.	SCX	Standard Chartered Bank
DUB	Deutsche Bank AG	JPM	JPMorgan Chase Bank N.A.	SSB	State Street Bank and Trust Co.
FAR	Wells Fargo Bank National Association	MSB	Morgan Stanley Bank, N.A	TDM	TD Securities (USA) LLC
FBF	Credit Suisse International	MSC	Morgan Stanley & Co., Inc.	UAG	UBS AG Stamford
FBL	Credit Suisse AG	MYC	Morgan Stanley Capital Services, Inc.	UBS	UBS Securities LLC
FICC	Fixed Income Clearing Corporation	NGF	Nomura Global Financial Products, Inc.

Currency Abbreviations:
ARS	Argentine Peso	EUR	Euro	NOK	Norwegian Krone
AUD	Australian Dollar	GBP	British Pound	PEN	Peruvian New Sol
BRL	Brazilian Real	HKD	Hong Kong Dollar	RUB	Russian Ruble
CAD	Canadian Dollar	INR	Indian Rupee	SGD	Singapore Dollar
CHF	Swiss Franc	JPY	Japanese Yen	TRY	Turkish New Lira
CLP	Chilean Peso	MXN	Mexican Peso	USD (or $)	United States Dollar
CNH	Chinese Renminbi (Offshore)	MYR	Malaysian Ringgit	ZAR	South African Rand
DKK	Danish Krone

Exchange Abbreviations:
CBOE	Chicago Board Options Exchange

Index/Spread Abbreviations:
ACS	Algonquin Cityfates Natural Gas Basis Futures Index	CMBX	Commercial Mortgage-Backed Index	PRIME	Daily US Prime Rate
ARPP7DRR	Argentina Central Bank 7 Day Repo Reference Rate	DWRTFT	Dow Jones Wilshire REIT Total Return Index	S&P 500	Standard & Poor’s 500 Index
BADLARPP	Argentina Badlar Floating Rate Notes	EUR003M	3 Month EUR Swap Rate	US0001M	1 Month USD Swap Rate
BCOMTR	Bloomberg Commodity Index Total Return	EUR006M	6 Month EUR Swap Rate	US0003M	3 Month USD Swap Rate
BP0003M	3 Month GBP-LIBOR	EURIBOR	Euro Interbank Offered Rate	USBMMY3M	3 Month US Treasury Bill Money Market Yield
BPSW5	5 Year GBP Swap Rate	EUSA5	5 Year EUR Annual Swap Rate	USSW5	5 Year USSW Rate
CDX.HY	Credit Derivatives Index - High Yield	LIBOR01M	1 Month USD-LIBOR

Municipal Bond or Agency Abbreviations:
AMBAC	American Municipal Bond Assurance Corp.	GDR	Global Depositary Receipt	MBIA	Municipal Bond Investors Assurance
CR	Custodial Receipts

Other Abbreviations:
BABs	Build America Bonds	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	SP - GDR	Sponsored Global Depositary Receipt
BBR	Bank Bill Rate	MSCI	Morgan Stanley Capital International	SPDR	Standard & Poor’s Depositary Receipts
BBSW	Bank Bill Swap Reference Rate	NVDR	Non-Voting Depositary Receipt	TBA	To-Be-Announced
CDO	Collateralized Debt Obligation	PIK	Payment-in-Kind	TBD%	Interest rate to be determined when loan settles
CLO	Collateralized Loan Obligation	REIT	Real Estate Investment Trust	TIIE	Tasa de Interés Interbancaria de Equilibrio “Equilibrium Interbank Interest Rate”
JIBAR	Johannesburg Interbank Agreed Rate	SP - ADR	Sponsored American Depositary Receipt	USSW	USD Swap Spread (Semiannual Fixed Rate vs. 3-Month LIBOR)
LIBOR	London Interbank Offered Rate

Item 2. Controls and Procedures

(a) The principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the 1940 Act is attached as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Equity Series

By: /s/ Peter G. Strelow
Peter G. Strelow
President (Principal Executive Officer)

Date: November 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Peter G. Strelow
Peter G. Strelow
President (Principal Executive Officer)

Date: November 27, 2017

By: /s/ Trent W. Walker
Trent W. Walker
Treasurer (Principal Financial & Accounting Officer)

Date: November 27, 2017